UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21295

JPMorgan Trust I

(Exact name of registrant as specified in charter)

270 Park Avenue

New York, New York 10017

(Address of principal executive offices) (Zip code)

Frank J. Nasta

270 Park Avenue

New York, New York 10017

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (800) 480-4111

Date of fiscal year end: June 30

Date of reporting period: March 31, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1.	SCHEDULE OF INVESTMENTS.

JPMorgan Trust I

Schedule of Portfolio Investments as of March 31, 2018

(Unaudited)

THE “UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS” LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

J.P. Morgan Asset Management is the marketing name for the asset management business of JPMorgan Chase & Co. Those businesses include, but are not limited to, J.P. Morgan Investment Management Inc., Security Capital Research & Management Incorporated and J.P. Morgan Alternative Asset Management, Inc.

JPMorgan Distribution Services, Inc.

© JPMorgan Chase & Co., 2018.

JPMorgan Access Balanced Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2018 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 7.2%
	Consumer Discretionary — 0.8%
	Auto Components — 0.1%
1,300	Aisin Seiki Co. Ltd., (Japan)	70,617
887	Autoliv, Inc., (Sweden), SDR	128,588
1,100	Denso Corp., (Japan)	60,166
14,396	GKN plc, (United Kingdom)	93,313
800	Koito Manufacturing Co. Ltd., (Japan)	55,486
2,740	Magna International, Inc., (Canada)	154,399
3,100	Sumitomo Rubber Industries Ltd., (Japan)	56,870

		619,439

	Automobiles — 0.1%
882	Bayerische Motoren Werke AG, (Germany)	95,935
4,200	Honda Motor Co. Ltd., (Japan)	144,467
2,400	Suzuki Motor Corp., (Japan)	129,242
4,100	Toyota Motor Corp., (Japan)	262,981

		632,625

	Hotels, Restaurants & Leisure — 0.0% (g)
5,083	Compass Group plc, (United Kingdom)	103,789
2,305	InterContinental Hotels Group plc, (United Kingdom)	138,099
19,835	Wynn Macau Ltd., (Macau)	72,700

		314,588

	Household Durables — 0.1%
12,000	Panasonic Corp., (Japan)	171,533
4,670	Persimmon plc, (United Kingdom)	165,749
1,700	Sony Corp., (Japan)	82,216

		419,498

	Media — 0.2%
1,700	CyberAgent, Inc., (Japan)	84,517
3,238	Eutelsat Communications SA, (France)	64,179
4,195	JCDecaux SA, (France)	145,883
1,971	Liberty Global plc, (United Kingdom), Class A (a)	61,712
5,340	Modern Times Group MTG AB, (Sweden), Class B	217,141
1,785	Naspers Ltd., (South Africa), Class N, ADR	89,571
6,879	SES SA, (Luxembourg), FDR	93,114
1,152	Stroeer SE & Co. KGaA, (Germany)	80,505
9,971	WPP plc, (United Kingdom)	158,455

		995,077

	Multiline Retail — 0.0% (g)
5,867	Lojas Renner SA, (Brazil) (a)	60,688
290	Ryohin Keikaku Co. Ltd., (Japan)	97,298

		157,986

	Specialty Retail — 0.0% (g)
61,355	BCA Marketplace plc, (United Kingdom)	139,717
40,588	Kingfisher plc, (United Kingdom)	166,504

		306,221

	Textiles, Apparel & Luxury Goods — 0.3%
6,027	Burberry Group plc, (United Kingdom)	143,663
743,000	China Hongxing Sports Ltd., (China) (a) (bb)	1
1,527	Cie Financiere Richemont SA (Registered), (Switzerland)	137,219
100	Hermes International, (France)	59,275
1,062	Kering SA, (France)	509,353
1,020	LVMH Moet Hennessy Louis Vuitton SE, (France)	314,337
3,700	Moncler SpA, (Italy)	140,815
58,500	Samsonite International SA	267,568

		1,572,231

	Total Consumer Discretionary	5,017,665

	Consumer Staples — 0.8%
	Beverages — 0.2%
3,928	Carlsberg A/S, (Denmark), Class B	468,982
13,886	Diageo plc, (United Kingdom)	469,621
2,800	Kirin Holdings Co. Ltd., (Japan)	74,536
2,594	Pernod Ricard SA, (France)	431,689

		1,444,828

	Food & Staples Retailing — 0.1%
4,100	Seven & i Holdings Co. Ltd., (Japan)	175,860
1,200	Tsuruha Holdings, Inc., (Japan)	171,082

		346,942

	Food Products — 0.2%
3,920	Associated British Foods plc, (United Kingdom)	137,049
2,941	Danone SA, (France)	238,463
1,200	MEIJI Holdings Co. Ltd., (Japan)	91,349
10,600	Nestle SA (Registered), (Switzerland)	837,840
42,000	Wilmar International Ltd., (Singapore)	102,398

		1,407,099

	Household Products — 0.0% (g)
3,366	Essity AB, (Sweden), Class B (a)	93,283
1,295	Reckitt Benckiser Group plc, (United Kingdom)	109,308

		202,591

	Personal Products — 0.2%
2,187	L’Oreal SA, (France)	493,953
1,600	Pola Orbis Holdings, Inc., (Japan)	65,561
7,837	Unilever plc, (United Kingdom)	434,660

		994,174

	Tobacco — 0.1%
5,155	British American Tobacco plc, (United Kingdom)	297,995
4,649	Imperial Brands plc, (United Kingdom)	158,296

		456,291

	Total Consumer Staples	4,851,925

	Energy — 0.2%
	Energy Equipment & Services — 0.0% (g)
5,180	Ensco plc, Class A	22,740

JPMorgan Access Balanced Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2018 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Energy Equipment & Services — continued
7,134	WorleyParsons Ltd., (Australia)	79,606

		102,346

	Oil, Gas & Consumable Fuels — 0.2%
7,955	Enbridge, Inc., (Canada)	250,193
3,880	Royal Dutch Shell plc, (Netherlands), Class B	124,852
3,390	Royal Dutch Shell plc, (Netherlands), Class B, ADR	222,147
4,248	Statoil ASA, (Norway)	100,542
7,913	TOTAL SA, (France)	453,571

		1,151,305

	Total Energy	1,253,651

	Financials — 1.6%
	Banks — 0.8%
8,005	ABN AMRO Group NV, (Netherlands), Reg. S, CVA (e)	241,378
9,879	AIB Group plc, (Ireland)	59,441
9,133	Australia & New Zealand Banking Group Ltd., (Australia)	190,088
3,139	Barclays plc, (United Kingdom), ADR (a)	37,103
7,082	BNP Paribas SA, (France)	525,206
3,818	Commerzbank AG, (Germany) (a)	49,567
3,618	Danske Bank A/S, (Denmark)	135,560
15,400	DBS Group Holdings Ltd., (Singapore)	325,284
17,044	DNB ASA, (Norway)	335,720
2,336	Erste Group Bank AG, (Austria) (a)	117,439
2,195	HDFC Bank Ltd., (India), ADR	216,800
15,024	ING Groep NV, (Netherlands)	253,533
47,323	Intesa Sanpaolo SpA, (Italy)	172,303
3,725	KBC Group NV, (Belgium)	324,369
529,212	Lloyds Banking Group plc, (United Kingdom)	481,385
30,800	Mitsubishi UFJ Financial Group, Inc., (Japan)	201,754
3,800	National Bank of Canada, (Canada)	178,858
19,945	Nordea Bank AB, (Sweden)	213,411
8,778	Standard Chartered plc, (United Kingdom)	87,976
1,800	Sumitomo Mitsui Financial Group, Inc., (Japan)	75,414
3,500	Sumitomo Mitsui Trust Holdings, Inc., (Japan)	141,671
21,937	Svenska Handelsbanken AB, (Sweden), Class A	274,582
5,300	United Overseas Bank Ltd., (Singapore)	111,524

		4,750,366

	Capital Markets — 0.2%
1,144	Close Brothers Group plc, (United Kingdom)	23,072
1,060	Deutsche Boerse AG, (Germany)	144,906
1,245	Euronext NV, (Netherlands), Reg. S (e)	91,257
4,457	GAM Holding AG, (Switzerland) (a)	75,048
6,760	London Stock Exchange Group plc, (United Kingdom)	391,423
1,807	Macquarie Group Ltd., (Australia)	144,085
5,201	UBS Group AG (Registered), (Switzerland) (a)	91,636

		961,427

	Consumer Finance — 0.0% (g)
4,200	Credit Saison Co. Ltd., (Japan)	68,957

	Diversified Financial Services — 0.0% (g)
14,034	Challenger Ltd., (Australia)	125,686
15,507	Element Fleet Management Corp., (Canada)	49,951
13,000	Mitsubishi UFJ Lease & Finance Co. Ltd., (Japan)	76,237

		251,874

	Insurance — 0.6%
89,185	AIA Group Ltd., (Hong Kong)	762,414
16,848	Aviva plc, (United Kingdom)	117,584
11,105	AXA SA, (France)	295,204
27,867	Direct Line Insurance Group plc, (United Kingdom)	149,214
970	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered), (Germany)	225,565
11,500	Ping An Insurance Group Co. of China Ltd., (China), Class H	118,573
21,322	Prudential plc, (United Kingdom)	532,809
15,817	RSA Insurance Group plc, (United Kingdom)	140,035
6,308	Sampo OYJ, (Finland), Class A	351,436
16,122	Storebrand ASA, (Norway)	132,580
3,900	Sun Life Financial, Inc., (Canada)	160,165
4,100	Tokio Marine Holdings, Inc., (Japan)	182,449
516	Zurich Insurance Group AG, (Switzerland) (a)	170,209

		3,338,237

	Total Financials	9,370,861

	Health Care — 0.8%
	Biotechnology — 0.1%
582	CSL Ltd., (Australia)	70,118
941	Genmab A/S, (Denmark) (a)	202,734
4,053	Grifols SA (Preference), (Spain), Class B	86,074
738	Shire plc, ADR	110,250

		469,176

	Health Care Equipment & Supplies — 0.2%
7,515	Elekta AB, (Sweden), Class B	80,454
2,722	Essilor International Cie Generale d’Optique SA, (France)	367,199
4,222	GN Store Nord A/S, (Denmark)	149,745
2,300	Hoya Corp., (Japan)	114,670

JPMorgan Access Balanced Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2018 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Health Care Equipment & Supplies — continued
7,380	Koninklijke Philips NV, (Netherlands)	282,595
2,429	Siemens Healthineers AG, (Germany), Reg. S (a) (e)	99,825
550	Sonova Holding AG (Registered), (Switzerland)	87,441

		1,181,929

	Health Care Providers & Services — 0.0% (g)
3,481	Fresenius SE & Co. KGaA, (Germany)	266,174
1,600	Miraca Holdings, Inc., (Japan)	62,478

		328,652

	Pharmaceuticals — 0.5%
15,800	Astellas Pharma, Inc., (Japan)	239,662
7,455	AstraZeneca plc, (United Kingdom)	512,466
3,379	Bayer AG (Registered), (Germany)	380,927
4,800	GlaxoSmithKline plc, (United Kingdom), ADR	187,536
5,948	Novartis AG (Registered), (Switzerland)	481,079
11,627	Novo Nordisk A/S, (Denmark), Class B	571,884
1,511	Roche Holding AG, (Switzerland)	346,619
2,481	Sanofi, (France)	199,076

		2,919,249

	Total Health Care	4,899,006

	Industrials — 1.0%
	Aerospace & Defense — 0.2%
3,827	Airbus SE, (France)	443,005
23,093	Meggitt plc, (United Kingdom)	140,094
4,479	Safran SA, (France)	475,355

		1,058,454

	Airlines — 0.0% (g)
605	Ryanair Holdings plc, (Ireland), ADR (a)	74,324

	Building Products — 0.1%
15,351	Assa Abloy AB, (Sweden), Class B	332,740

	Electrical Equipment — 0.1%
7,501	ABB Ltd. (Registered), (Switzerland)	178,360
1,453	Legrand SA, (France)	114,004
18,200	Mitsubishi Electric Corp., (Japan)	291,032
1,400	Nidec Corp., (Japan)	215,648
3,086	Prysmian SpA, (Italy)	96,907

		895,951

	Industrial Conglomerates — 0.2%
15,096	CK Hutchison Holdings Ltd., (Hong Kong)	181,383
1,366	DCC plc, (United Kingdom)	125,859
3,805	Jardine Matheson Holdings Ltd., (Hong Kong)	234,488
1,035	Rheinmetall AG, (Germany)	146,913
9,900	Sembcorp Industries Ltd., (Singapore)	23,676
3,165	Siemens AG (Registered), (Germany)	403,845

		1,116,164

	Machinery — 0.2%
1,330	FANUC Corp., (Japan)	336,984
2,200	Glory Ltd., (Japan)	78,464
1,500	Hoshizaki Corp., (Japan)	131,667
4,200	Kubota Corp., (Japan)	73,497
1,630	SMC Corp., (Japan)	659,782
4,400	THK Co. Ltd., (Japan)	181,946

		1,462,340

	Professional Services — 0.0% (g)
1,513	DKSH Holding AG, (Switzerland)	123,035
4,400	Recruit Holdings Co. Ltd., (Japan)	109,354

		232,389

	Road & Rail — 0.1%
865	Canadian National Railway Co., (Canada)	63,257
700	Central Japan Railway Co., (Japan)	132,428
1,845	DSV A/S, (Denmark)	145,660

		341,345

	Trading Companies & Distributors — 0.1%
1,526	Brenntag AG, (Germany)	90,846
4,700	Mitsubishi Corp., (Japan)	126,417
16,100	Sumitomo Corp., (Japan)	270,994

		488,257

	Total Industrials	6,001,964

	Information Technology — 0.9%
	Communications Equipment — 0.0% (g)
9,097	Telefonaktiebolaget LM Ericsson, (Sweden), Class B	57,929

	Electronic Equipment, Instruments & Components — 0.3%
12,335	Hamamatsu Photonics KK, (Japan)	466,019
840	Keyence Corp., (Japan)	521,344
1,000	Largan Precision Co. Ltd., (Taiwan)	114,209
2,030	Murata Manufacturing Co. Ltd., (Japan)	277,967
2,200	Omron Corp., (Japan)	129,430

		1,508,969

	Internet Software & Services — 0.1%
755	Alibaba Group Holding Ltd., (China), ADR (a)	138,573
463	Baidu, Inc., (China), ADR (a)	103,337
3,100	Kakaku.com, Inc., (Japan)	54,248
580	MercadoLibre, Inc., (Argentina)	206,706
63	NAVER Corp., (South Korea)	46,811
2,400	Tencent Holdings Ltd., (China)	128,831
19,400	Yahoo Japan Corp., (Japan)	90,067
1,101	YY, Inc., (China), ADR (a)	115,825

		884,398

	IT Services — 0.0% (g)
1,425	Amadeus IT Group SA, (Spain)	105,455

JPMorgan Access Balanced Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2018 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	IT Services — continued
6,400	Infosys Ltd., (India), ADR	114,240

		219,695

	Semiconductors & Semiconductor Equipment — 0.3%
3,380	ASML Holding NV, (Netherlands)	670,233
808	Broadcom Ltd.	190,405
5,600	Renesas Electronics Corp., (Japan) (a)	56,313
36,000	Taiwan Semiconductor Manufacturing Co. Ltd., (Taiwan)	303,735
10,440	Taiwan Semiconductor Manufacturing Co. Ltd., (Taiwan), ADR	456,854
1,100	Tokyo Electron Ltd., (Japan)	206,912

		1,884,452

	Software — 0.1%
10,188	Micro Focus International plc, (United Kingdom)	142,261
3,146	SAP SE, (Germany)	330,273

		472,534

	Technology Hardware, Storage & Peripherals — 0.1%
92	Samsung Electronics Co. Ltd., (South Korea)	212,414
100	Samsung Electronics Co. Ltd., (South Korea), Reg. S, GDR	94,990

		307,404

	Total Information Technology	5,335,381

	Materials — 0.4%
	Chemicals — 0.3%
1,707	Air Liquide SA, (France)	209,479
27,730	Asahi Kasei Corp., (Japan)	364,591
1,385	BASF SE, (Germany)	140,463
796	Covestro AG, (Germany), Reg. S (e)	78,380
58	Givaudan SA (Registered), (Switzerland)	132,318
2,785	Johnson Matthey plc, (United Kingdom)	118,812
2,400	Kansai Paint Co. Ltd., (Japan)	55,892
1,500	Shin-Etsu Chemical Co. Ltd., (Japan)	155,138
1,500	Tosoh Corp., (Japan)	29,435
2,730	Umicore SA, (Belgium)	144,622

		1,429,130

	Containers & Packaging — 0.0% (g)
14,417	Amcor Ltd., (Australia)	157,871

	Metals & Mining — 0.1%
5,307	Antofagasta plc, (Chile)	68,613
1,523	BHP Billiton Ltd., (Australia)	33,758
5,519	BHP Billiton plc, (Australia)	109,073
28,986	Independence Group NL, (Australia)	103,859
1,119	Rio Tinto Ltd., (United Kingdom)	63,394
1,310	Rio Tinto plc, (United Kingdom)	66,475
28,148	South32 Ltd., (Australia)	70,741

		515,913

	Paper & Forest Products — 0.0% (g)
7,825	Stora Enso OYJ, (Finland), Class R	143,873

	Total Materials	2,246,787

	Real Estate — 0.1%
	Equity Real Estate Investment Trusts (REITs) — 0.1%
6,707	Great Portland Estates plc, (United Kingdom) (a)	8,812
5,782	Great Portland Estates plc, (United Kingdom)	53,957
33,491	Scentre Group, (Australia)	98,829
569	Unibail-Rodamco SE, (France)	129,973

		291,571

	Real Estate Management & Development — 0.0% (g)
1,250	Deutsche Wohnen SE, (Germany)	58,325
4,400	Mitsui Fudosan Co. Ltd., (Japan)	106,749

		165,074

	Total Real Estate	456,645

	Telecommunication Services — 0.4%
	Diversified Telecommunication Services — 0.2%
28,995	Koninklijke KPN NV, (Netherlands)	87,188
2,620	KT Corp., (South Korea)	71,660
8,000	Nippon Telegraph & Telephone Corp., (Japan)	368,404
17,610	Singapore Telecommunications Ltd., (Singapore)	45,481
17,206	TDC A/S, (Denmark) (a)	142,579
105,373	Telecom Italia SpA, (Italy), FDR	87,731
28,693	Telefonica Deutschland Holding AG, (Germany)	134,825
11,488	Telefonica SA, (Spain)	113,810
11,003	Telstra Corp. Ltd., (Australia)	26,635

		1,078,313

	Wireless Telecommunication Services — 0.2%
9,100	America Movil SAB de CV, (Mexico), Class L, ADR	173,719
6,890	NTT DOCOMO, Inc., (Japan)	175,900
4,800	SoftBank Group Corp., (Japan)	358,630
119,700	Vodafone Group plc, (United Kingdom)	327,503
9,381	Vodafone Group plc, (United Kingdom), ADR	260,979

		1,296,731

	Total Telecommunication Services	2,375,044

	Utilities — 0.2%
	Electric Utilities — 0.1%
33,305	Enel SpA, (Italy)	203,800
20,690	Iberdrola SA, (Spain)	152,142
6,790	SSE plc, (United Kingdom)	121,808

		477,750

JPMorgan Access Balanced Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2018 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Independent Power and Renewable Electricity Producers — 0.0% (g)
4,100	Electric Power Development Co. Ltd., (Japan)	103,343

	Multi-Utilities — 0.1%
5,415	E.ON SE, (Germany)	60,172
11,277	Engie SA, (France)	188,309
12,104	National Grid plc, (United Kingdom)	136,249

		384,730

	Total Utilities	965,823

	Total Common Stocks (Cost $31,956,223)	42,774,752

Exchange-Traded Funds — 55.0%
	Fixed Income — 11.6%
55,800	iShares TIPS Bond ETF	6,308,190
1,131,050	Vanguard Total International Bond ETF	61,902,367

	Total Fixed Income	68,210,557

	International Equity — 13.5%
962,540	iShares MSCI EAFE ETF	67,069,787
201,250	iShares MSCI Japan ETF	12,211,850

	Total International Equity	79,281,637

	U.S. Equity — 29.9%
134,300	iShares Core S&P 500 ETF	35,639,191
534,200	SPDR S&P 500 ETF Trust	140,574,730

	Total U.S. Equity	176,213,921

	Total Exchange-Traded Funds (Cost $270,562,445)	323,706,115

Investment Companies — 36.8%
	Alternative Assets — 5.2%
656,289	AQR Managed Futures Strategy Fund, Class R6 Shares (a)	5,867,224
575,264	CRM Long/Short Opportunities Fund, Institutional Class Shares (a)	5,919,463
675,559	John Hancock Funds II - Absolute Return Currency Fund, Class R6 Shares (a)	6,411,051
81,591	Marshall Wace UCITS Fund plc, (Ireland), Class F Shares (a) (u)	12,217,371

	Total Alternative Assets	30,415,109

	Fixed Income — 21.4%
440,469	Goldman Sachs Emerging Markets Debt Fund, Class I Shares	5,571,928
3,200,906	JPMorgan Core Bond Fund, Class R6 Shares (b)	36,426,310
4,356,756	JPMorgan Core Plus Bond Fund, Class R6 Shares (b)	35,376,857
2,536,800	JPMorgan Corporate Bond Fund, Class R6 Shares (b)	24,175,700
814,789	JPMorgan High Yield Fund, Class R6 Shares (b)	5,899,075
642,543	JPMorgan Short Duration Bond Fund, Class R6 Shares (b)	6,868,780
1,196,894	JPMorgan Unconstrained Debt Fund, Class R6 Shares (b)	11,873,184

	Total Fixed Income	126,191,834

	International Equity — 6.2%
835,845	JPMorgan Global Research Enhanced Index Fund, Class R6 Shares (b)	18,513,969
656,533	Oakmark International Fund, Institutional Class Shares	18,251,624

	Total International Equity	36,765,593

	U.S. Equity — 4.0%
238,272	JPMorgan Equity Focus Fund, Class I Shares (b)	7,423,950
469,334	JPMorgan Equity Income Fund, Class R6 Shares (b)	7,955,208
259,663	JPMorgan U.S. Large Cap Core Plus Fund, Class R6 Shares (b)	7,673,039

	Total U.S. Equity	23,052,197

	Total Investment Companies (Cost $210,582,147)	216,424,733

Short-Term Investment — 1.2%
	Investment Company — 1.2%
6,869,219	JPMorgan Prime Money Market Fund, Institutional Class Shares, 1.75% (b) (l) (Cost $6,869,574)	6,868,532

	Total Investments — 100.2% (Cost $519,970,389)	589,774,132
	Liabilities in Excess of Other Assets — (0.2)% (s)	(1,293,181)

	NET ASSETS — 100.0%	$588,480,951

Percentages indicated are based on net assets.

JPMorgan Access Balanced Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2018 (Unaudited) (continued)

PORTFOLIO COMPOSITION BY COUNTRY*
United States	89.6%
Ireland	2.1
Japan	1.5
United Kingdom	1.2
Others (each less than 1.0%)	4.4
Short-Term Investment	1.2

*	Percentages indicated are based on total investments as of March 31, 2018.

Forward foreign currency exchange contracts outstanding as of March 31, 2018:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
USD	8,091	DKK	48,576	Citibank, NA	4/3/2018	73

Net unrealized appreciation						73

NOTES TO CONSOLIDATED SCHEDULES OF PORTFOLIO INVESTMENTS:

ADR	—	American Depositary Receipt
CVA	—	Dutch Certification
DKK	—	Danish Krone
EAFE	—	Europe, Australasia and Far East
ETF	—	Exchange Traded Fund
FDR	—	Fiduciary Depositary Receipt
GDR	—	Global Depositary Receipt
MSCI	—	Morgan Stanley Capital International
Reg. S	—	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
SDR	—	Swedish Depositary Receipt
SPDR	—	Standard & Poor’s Depositary Receipts
TIPS	—	Treasury Inflation Protected Security
UCITS	—	Undertakings for Collective Investment in Transferable Securities
USD	—	United States Dollar

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(e)	—	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(g)	—	Amount rounds to less than 0.05%.
(l)	—	The rate shown is the current yield as of March 31, 2018.
(s)	—	A portion of the Fund’s cash is held by the subsidiary.
(u)	—	The fund’s investment objective is to provide absolute return and is generally subject to a two day redemption notice period.
(bb)	—	Security has been valued using significant unobservable inputs.

Detailed information about investment portfolios of the underlying funds can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in certified portfolio holdings filed quarterly on Form N-Q, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.

Access Balanced Fund CS Ltd. (the “Subsidiary”), a Cayman Islands exempted company, was incorporated on March 11, 2013 and is currently a wholly-owned subsidiary of the Fund. The Subsidiary acts as an investment vehicle for the Fund in order to effect certain investments consistent with the Fund’s investment objective and policies as described in the Fund’s prospectus. All significant intercompany balances and transactions have been eliminated in consolidation.

JPMorgan Access Balanced Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2018 (Unaudited) (continued)

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date. Certain foreign equity instruments are valued by applying international fair value factors provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated.

Investments in open-end investment companies excluding exchange traded funds (“ETFs”) (the “Underlying Funds”), are valued at each Underlying Fund’s NAV per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Consolidated Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Consumer Discretionary	1,581,763	3,435,901	1	5,017,665
Consumer Staples	1,010,077	3,841,848	—	4,851,925
Energy	495,080	758,571	—	1,253,651
Financials	1,448,800	7,922,061	—	9,370,861
Health Care	814,421	4,084,585	—	4,899,006
Industrials	2,745,794	3,256,170	—	6,001,964
Information Technology	3,805,409	1,529,972	—	5,335,381
Materials	605,056	1,641,731	—	2,246,787
Real Estate	106,749	349,896	—	456,645
Telecommunication Services	1,409,292	965,752	—	2,375,044
Utilities	103,343	862,480	—	965,823

Total Common Stocks	14,125,784	28,648,967	1	42,774,752

Exchange-Traded Funds	323,706,115	—	—	323,706,115
Investment Companies	204,207,362		—	204,207,362
Short-Term Investment
Investment Company	$6,868,532	$—	$—	$6,868,532

Total Investments in Securities	$548,907,793	$28,648,967	$1	$577,556,761

Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$73	$—	$73

JPMorgan Access Balanced Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2018 (Unaudited) (continued)

As of March 31, 2018, certain Investment Companies with a fair value of $12,217,371 have not been categorized in the fair value hierarchy as the Investment Company was measured using the NAV per share as a practical expedient.

Transfers between fair value levels are valued utilizing values as of the beginning of the period.

Transfers from level 2 to level 1 in the amount of $8,532,706 are due to the non-application of the fair value factors to certain securities during the period ended March 31, 2018.

B. Derivatives — The Fund used derivative instruments including forward foreign currency exchange contracts, in connection with its investment strategy. Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments or to generate income or gain to the Fund. Derivatives may also be used to manage duration, sector and yield curve exposures and credit and spread volatility.

The Fund may be subject to various risks from the use of derivatives including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing a Fund to close out its position(s); and documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund’s risk of loss associated with these instruments may exceed their value.

The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund’s ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund’s net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against the counterparty (e.g., decline in a counterparty’s credit rating below a specified level). Such rights for both the counterparty and Fund often include the ability to terminate (i.e., close out) open contracts at prices which may favor the counterparty, which could have an adverse effect on the Fund. The ISDA agreements give the Fund and counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable with collateral posted to a segregated account by one party to the other.

Counterparty credit risk may be mitigated to the extent a counterparty posts collateral for mark to market gains to the Fund.

Notes (1) below describe the various derivatives used by the Fund.

(1). Forward Foreign Currency Exchange Contracts — The Fund may be exposed to foreign currency risks associated with some or all of the portfolio investments and used forward foreign currency exchange contracts to hedge or manage certain of these exposures as part of an investment strategy. The Fund also bought forward foreign currency exchange contracts to gain exposure to currencies. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

The values of the forward foreign currency contracts are adjusted daily based on the applicable exchange rate of the underlying currency. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract settlement date. When the forward foreign currency exchange contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed. The Fund also records a realized gain or loss when a forward foreign currency exchange contract offsets another forward foreign currency exchange contract with the same counterparty upon settlement.

The Fund’s forward foreign currency exchange contracts are subject to master netting arrangements (the right to close out all transactions with a counterparty and net amounts or due across transactions). The Fund may be required to post or receive collateral for non-deliverable forward foreign currency exchange contracts.

JPMorgan Access Growth Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2018 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 9.2%
	Consumer Discretionary — 1.0%
	Auto Components — 0.1%
1,400	Aisin Seiki Co. Ltd., (Japan)	76,049
1,023	Autoliv, Inc., (Sweden), SDR	148,304
1,100	Denso Corp., (Japan)	60,166
16,974	GKN plc, (United Kingdom)	110,023
900	Koito Manufacturing Co. Ltd., (Japan)	62,422
3,200	Magna International, Inc., (Canada)	180,320
3,500	Sumitomo Rubber Industries Ltd., (Japan)	64,208

		701,492

	Automobiles — 0.1%
1,011	Bayerische Motoren Werke AG, (Germany)	109,966
4,900	Honda Motor Co. Ltd., (Japan)	168,545
2,800	Suzuki Motor Corp., (Japan)	150,782
4,900	Toyota Motor Corp., (Japan)	314,295

		743,588

	Hotels, Restaurants & Leisure — 0.1%
5,994	Compass Group plc, (United Kingdom)	122,391
2,785	InterContinental Hotels Group plc, (United Kingdom)	166,857
19,675	Wynn Macau Ltd., (Macau)	72,113

		361,361

	Household Durables — 0.1%
14,200	Panasonic Corp., (Japan)	202,981
5,431	Persimmon plc, (United Kingdom)	192,758
2,000	Sony Corp., (Japan)	96,725

		492,464

	Media — 0.2%
2,100	CyberAgent, Inc., (Japan)	104,403
3,763	Eutelsat Communications SA, (France)	74,584
4,470	JCDecaux SA, (France)	155,446
2,409	Liberty Global plc, (United Kingdom), Class A (a)	75,426
5,685	Modern Times Group MTG AB, (Sweden), Class B	231,170
1,770	Naspers Ltd., (South Africa), Class N, ADR	88,819
7,925	SES SA, (Luxembourg), FDR	107,273
1,327	Stroeer SE & Co. KGaA, (Germany)	92,734
11,753	WPP plc, (United Kingdom)	186,774

		1,116,629

	Multiline Retail — 0.0% (g)
7,055	Lojas Renner SA, (Brazil) (a)	72,977
380	Ryohin Keikaku Co. Ltd., (Japan)	127,494

		200,471

	Specialty Retail — 0.1%
81,090	BCA Marketplace plc, (United Kingdom)	184,657
47,494	Kingfisher plc, (United Kingdom)	194,835

		379,492

	Textiles, Apparel & Luxury Goods — 0.3%
7,104	Burberry Group plc, (United Kingdom)	169,334
755,000	China Hongxing Sports Ltd., (China) (a) (bb)	1
1,773	Cie Financiere Richemont SA (Registered), (Switzerland)	159,325
95	Hermes International, (France)	56,311
1,166	Kering SA, (France)	559,234
1,110	LVMH Moet Hennessy Louis Vuitton SE, (France)	342,072
4,275	Moncler SpA, (Italy)	162,699
70,265	Samsonite International SA	321,379

		1,770,355

	Total Consumer Discretionary	5,765,852

	Consumer Staples — 1.1%
	Beverages — 0.3%
4,417	Carlsberg A/S, (Denmark), Class B	527,366
16,055	Diageo plc, (United Kingdom)	542,975
3,300	Kirin Holdings Co. Ltd., (Japan)	87,846
2,786	Pernod Ricard SA, (France)	463,642

		1,621,829

	Food & Staples Retailing — 0.1%
4,800	Seven & i Holdings Co. Ltd., (Japan)	205,885
1,400	Tsuruha Holdings, Inc., (Japan)	199,596

		405,481

	Food Products — 0.3%
4,840	Associated British Foods plc, (United Kingdom)	169,214
3,229	Danone SA, (France)	261,815
1,600	MEIJI Holdings Co. Ltd., (Japan)	121,799
12,995	Nestle SA (Registered), (Switzerland)	1,027,144
50,700	Wilmar International Ltd., (Singapore)	123,609

		1,703,581

	Household Products — 0.1%
3,964	Essity AB, (Sweden), Class B (a)	109,855
2,020	Reckitt Benckiser Group plc, (United Kingdom)	170,504

		280,359

	Personal Products — 0.2%
2,820	L’Oreal SA, (France)	636,921
1,900	Pola Orbis Holdings, Inc., (Japan)	77,853
9,239	Unilever plc, (United Kingdom)	512,419

		1,227,193

	Tobacco — 0.1%
6,570	British American Tobacco plc, (United Kingdom)	379,791
5,934	Imperial Brands plc, (United Kingdom)	202,050

		581,841

	Total Consumer Staples	5,820,284

JPMorgan Access Growth Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2018 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Energy — 0.3%
	Energy Equipment & Services — 0.0% (g)
5,315	Ensco plc, Class A	23,333
8,793	WorleyParsons Ltd., (Australia)	98,118

		121,451

	Oil, Gas & Consumable Fuels — 0.3%
9,660	Enbridge, Inc., (Canada)	303,817
4,335	Royal Dutch Shell plc, (Netherlands), Class B	139,494
4,099	Royal Dutch Shell plc, (Netherlands), Class B, ADR	268,608
5,159	Statoil ASA, (Norway)	122,103
9,657	TOTAL SA, (France)	553,536

		1,387,558

	Total Energy	1,509,009

	Financials — 2.0%
	Banks — 1.0%
8,437	ABN AMRO Group NV, (Netherlands), Reg. S, CVA (e)	254,404
11,360	AIB Group plc, (Ireland)	68,380
10,783	Australia & New Zealand Banking Group Ltd., (Australia)	224,430
3,546	Barclays plc, (United Kingdom), ADR (a)	41,914
8,402	BNP Paribas SA, (France)	623,098
4,641	Commerzbank AG, (Germany) (a)	60,251
4,223	Danske Bank A/S, (Denmark)	158,229
18,200	DBS Group Holdings Ltd., (Singapore)	384,427
19,577	DNB ASA, (Norway)	385,613
2,830	Erste Group Bank AG, (Austria) (a)	142,273
2,680	HDFC Bank Ltd., (India), ADR	264,704
17,725	ING Groep NV, (Netherlands)	299,113
55,373	Intesa Sanpaolo SpA, (Italy)	201,613
3,890	KBC Group NV, (Belgium)	338,737
600,078	Lloyds Banking Group plc, (United Kingdom)	545,847
36,000	Mitsubishi UFJ Financial Group, Inc., (Japan)	235,816
4,500	National Bank of Canada, (Canada)	211,806
23,854	Nordea Bank AB, (Sweden)	255,237
10,564	Standard Chartered plc, (United Kingdom)	105,876
2,100	Sumitomo Mitsui Financial Group, Inc., (Japan)	87,983
4,100	Sumitomo Mitsui Trust Holdings, Inc., (Japan)	165,957
28,187	Svenska Handelsbanken AB, (Sweden), Class A	352,812
6,400	United Overseas Bank Ltd., (Singapore)	134,670

		5,543,190

	Capital Markets — 0.2%
1,229	Close Brothers Group plc, (United Kingdom)	24,786
1,280	Deutsche Boerse AG, (Germany)	174,980
1,500	Euronext NV, (Netherlands), Reg. S (e)	109,949
5,446	GAM Holding AG, (Switzerland) (a)	91,702
8,130	London Stock Exchange Group plc, (United Kingdom)	470,749
2,141	Macquarie Group Ltd., (Australia)	170,717
5,309	UBS Group AG (Registered), (Switzerland) (a)	93,539

		1,136,422

	Consumer Finance — 0.0% (g)
4,700	Credit Saison Co. Ltd., (Japan)	77,166

	Diversified Financial Services — 0.1%
16,857	Challenger Ltd., (Australia)	150,969
18,317	Element Fleet Management Corp., (Canada)	59,002
15,300	Mitsubishi UFJ Lease & Finance Co. Ltd., (Japan)	89,725

		299,696

	Insurance — 0.7%
99,625	AIA Group Ltd., (Hong Kong)	851,662
20,788	Aviva plc, (United Kingdom)	145,081
13,152	AXA SA, (France)	349,620
32,336	Direct Line Insurance Group plc, (United Kingdom)	173,143
1,140	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered), (Germany)	265,097
13,500	Ping An Insurance Group Co. of China Ltd., (China), Class H	139,194
25,174	Prudential plc, (United Kingdom)	629,065
18,262	RSA Insurance Group plc, (United Kingdom)	161,682
6,145	Sampo OYJ, (Finland), Class A	342,355
18,777	Storebrand ASA, (Norway)	154,414
4,700	Sun Life Financial, Inc., (Canada)	193,020
4,800	Tokio Marine Holdings, Inc., (Japan)	213,599
598	Zurich Insurance Group AG, (Switzerland) (a)	197,258

		3,815,190

	Total Financials	10,871,664

	Health Care — 1.1%
	Biotechnology — 0.1%
738	CSL Ltd., (Australia)	88,913
1,591	Genmab A/S, (Denmark) (a)	342,773
3,611	Grifols SA (Preference), (Spain), Class B	76,687
890	Shire plc, ADR	132,957

		641,330

	Health Care Equipment & Supplies — 0.3%
8,994	Elekta AB, (Sweden), Class B	96,287
3,465	Essilor International Cie Generale d’Optique SA, (France)	467,431

JPMorgan Access Growth Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2018 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Health Care Equipment & Supplies — continued
4,930	GN Store Nord A/S, (Denmark)	174,856
2,700	Hoya Corp., (Japan)	134,613
8,609	Koninklijke Philips NV, (Netherlands)	329,656
2,863	Siemens Healthineers AG, (Germany), Reg. S (a) (e)	117,661
710	Sonova Holding AG (Registered), (Switzerland)	112,878

		1,433,382

	Health Care Providers & Services — 0.1%
4,106	Fresenius SE & Co. KGaA, (Germany)	313,965
1,900	Miraca Holdings, Inc., (Japan)	74,193

		388,158

	Pharmaceuticals — 0.6%
18,700	Astellas Pharma, Inc., (Japan)	283,650
9,570	AstraZeneca plc, (United Kingdom)	657,854
4,009	Bayer AG (Registered), (Germany)	451,949
5,600	GlaxoSmithKline plc, (United Kingdom), ADR	218,792
6,924	Novartis AG (Registered), (Switzerland)	560,019
13,999	Novo Nordisk A/S, (Denmark), Class B	688,553
1,780	Roche Holding AG, (Switzerland)	408,327
2,949	Sanofi, (France)	236,628

		3,505,772

	Total Health Care	5,968,642

	Industrials — 1.3%
	Aerospace & Defense — 0.2%
4,608	Airbus SE, (France)	533,412
26,604	Meggitt plc, (United Kingdom)	161,394
5,544	Safran SA, (France)	588,383

		1,283,189

	Airlines — 0.0% (g)
615	Ryanair Holdings plc, (Ireland), ADR (a)	75,553

	Building Products — 0.1%
19,412	Assa Abloy AB, (Sweden), Class B	420,764

	Electrical Equipment — 0.2%
8,850	ABB Ltd. (Registered), (Switzerland)	210,437
1,713	Legrand SA, (France)	134,403
21,500	Mitsubishi Electric Corp., (Japan)	343,802
1,315	Nidec Corp., (Japan)	202,555
3,742	Prysmian SpA, (Italy)	117,507

		1,008,704

	Industrial Conglomerates — 0.2%
17,464	CK Hutchison Holdings Ltd., (Hong Kong)	209,835
1,592	DCC plc, (United Kingdom)	146,682
5,960	Jardine Matheson Holdings Ltd., (Hong Kong)	367,293
1,248	Rheinmetall AG, (Germany)	177,147
10,100	Sembcorp Industries Ltd., (Singapore)	24,154
3,644	Siemens AG (Registered), (Germany)	464,964

		1,390,075

	Machinery — 0.3%
1,605	FANUC Corp., (Japan)	406,661
2,400	Glory Ltd., (Japan)	85,597
1,520	Hoshizaki Corp., (Japan)	133,422
4,500	Kubota Corp., (Japan)	78,746
1,685	SMC Corp., (Japan)	682,045
5,200	THK Co. Ltd., (Japan)	215,028

		1,601,499

	Professional Services — 0.1%
2,040	DKSH Holding AG, (Switzerland)	165,891
5,400	Recruit Holdings Co. Ltd., (Japan)	134,207

		300,098

	Road & Rail — 0.1%
1,015	Canadian National Railway Co., (Canada)	74,227
800	Central Japan Railway Co., (Japan)	151,346
2,225	DSV A/S, (Denmark)	175,660

		401,233

	Trading Companies & Distributors — 0.1%
2,813	Brenntag AG, (Germany)	167,464
5,600	Mitsubishi Corp., (Japan)	150,624
18,700	Sumitomo Corp., (Japan)	314,757

		632,845

	Total Industrials	7,113,960

	Information Technology — 1.1%
	Communications Equipment — 0.0% (g)
10,947	Telefonaktiebolaget LM Ericsson, (Sweden), Class B	69,710

	Electronic Equipment, Instruments & Components — 0.3%
14,970	Hamamatsu Photonics KK, (Japan)	565,569
910	Keyence Corp., (Japan)	564,789
1,000	Largan Precision Co. Ltd., (Taiwan)	114,209
2,405	Murata Manufacturing Co. Ltd., (Japan)	329,316
2,600	Omron Corp., (Japan)	152,963

		1,726,846

	Internet Software & Services — 0.2%
898	Alibaba Group Holding Ltd., (China), ADR (a)	164,819
537	Baidu, Inc., (China), ADR (a)	119,853
3,700	Kakaku.com, Inc., (Japan)	64,747
665	MercadoLibre, Inc., (Argentina)	236,999
76	NAVER Corp., (South Korea)	56,471
2,800	Tencent Holdings Ltd., (China)	150,303
22,000	Yahoo Japan Corp., (Japan)	102,138

JPMorgan Access Growth Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2018 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Internet Software & Services — continued
1,289	YY, Inc., (China), ADR (a)	135,603

		1,030,933

	IT Services — 0.0% (g)
1,746	Amadeus IT Group SA, (Spain)	129,209
7,800	Infosys Ltd., (India), ADR	139,230

		268,439

	Semiconductors & Semiconductor Equipment — 0.4%
3,443	ASML Holding NV, (Netherlands)	682,725
940	Broadcom Ltd.	221,511
6,400	Renesas Electronics Corp., (Japan) (a)	64,358
43,000	Taiwan Semiconductor Manufacturing Co. Ltd., (Taiwan)	362,794
12,325	Taiwan Semiconductor Manufacturing Co. Ltd., (Taiwan), ADR	539,342
1,300	Tokyo Electron Ltd., (Japan)	244,533

		2,115,263

	Software — 0.1%
14,246	Micro Focus International plc, (United Kingdom)	198,926
3,966	SAP SE, (Germany)	416,358

		615,284

	Technology Hardware, Storage & Peripherals — 0.1%
110	Samsung Electronics Co. Ltd., (South Korea)	253,973
105	Samsung Electronics Co. Ltd., (South Korea), Reg. S, GDR	99,740

		353,713

	Total Information Technology	6,180,188

	Materials — 0.5%
	Chemicals — 0.3%
1,871	Air Liquide SA, (France)	229,605
30,005	Asahi Kasei Corp., (Japan)	394,502
1,667	BASF SE, (Germany)	169,063
978	Covestro AG, (Germany), Reg. S (e)	96,301
51	Givaudan SA (Registered), (Switzerland)	116,348
3,311	Johnson Matthey plc, (United Kingdom)	141,251
2,600	Kansai Paint Co. Ltd., (Japan)	60,550
1,400	Shin-Etsu Chemical Co. Ltd., (Japan)	144,796
2,000	Tosoh Corp., (Japan)	39,246
3,179	Umicore SA, (Belgium)	168,408

		1,560,070

	Containers & Packaging — 0.1%
16,635	Amcor Ltd., (Australia)	182,159

	Metals & Mining — 0.1%
6,443	Antofagasta plc, (Chile)	83,301
2,245	BHP Billiton Ltd., (Australia)	49,761
6,423	BHP Billiton plc, (Australia)	126,939
34,981	Independence Group NL, (Australia)	125,339
1,280	Rio Tinto Ltd., (United Kingdom)	72,515
1,395	Rio Tinto plc, (United Kingdom)	70,788
32,663	South32 Ltd., (Australia)	82,088

		610,731

	Paper & Forest Products — 0.0% (g)
9,117	Stora Enso OYJ, (Finland), Class R	167,629

	Total Materials	2,520,589

	Real Estate — 0.1%
	Equity Real Estate Investment Trusts (REITs) — 0.1%
8,422	Great Portland Estates plc, (United Kingdom) (a)	11,066
7,260	Great Portland Estates plc, (United Kingdom)	67,754
37,993	Scentre Group, (Australia)	112,114
659	Unibail-Rodamco SE, (France)	150,531

		341,465

	Real Estate Management & Development — 0.0% (g)
1,618	Deutsche Wohnen SE, (Germany)	75,496
5,500	Mitsui Fudosan Co. Ltd., (Japan)	133,436

		208,932

	Total Real Estate	550,397

	Telecommunication Services — 0.5%
	Diversified Telecommunication Services — 0.2%
40,820	Koninklijke KPN NV, (Netherlands)	122,746
3,203	KT Corp., (South Korea)	87,606
9,400	Nippon Telegraph & Telephone Corp., (Japan)	432,874
27,820	Singapore Telecommunications Ltd., (Singapore)	71,851
20,287	TDC A/S, (Denmark) (a)	168,110
122,155	Telecom Italia SpA, (Italy), FDR	101,703
33,676	Telefonica Deutschland Holding AG, (Germany)	158,240
13,878	Telefonica SA, (Spain)	137,487
13,659	Telstra Corp. Ltd., (Australia)	33,064

		1,313,681

	Wireless Telecommunication Services — 0.3%
9,675	America Movil SAB de CV, (Mexico), Class L, ADR	184,696
8,800	NTT DOCOMO, Inc., (Japan)	224,662
6,320	SoftBank Group Corp., (Japan)	472,196
154,210	Vodafone Group plc, (United Kingdom)	421,923
11,100	Vodafone Group plc, (United Kingdom), ADR	308,802

		1,612,279

	Total Telecommunication Services	2,925,960

	Utilities — 0.2%
	Electric Utilities — 0.1%
39,385	Enel SpA, (Italy)	241,005
26,765	Iberdrola SA, (Spain)	196,814
7,547	SSE plc, (United Kingdom)	135,388

		573,207

JPMorgan Access Growth Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2018 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Independent Power and Renewable Electricity Producers — 0.0% (g)
4,900	Electric Power Development Co. Ltd., (Japan)	123,507

	Multi-Utilities — 0.1%
6,519	E.ON SE, (Germany)	72,440
13,500	Engie SA, (France)	225,430
14,268	National Grid plc, (United Kingdom)	160,607

		458,477

	Total Utilities	1,155,191

	Total Common Stocks (Cost $39,440,986)	50,381,736

Exchange-Traded Funds — 60.3%
	Fixed Income — 4.5%
455,800	Vanguard Total International Bond ETF	24,945,934

	International Equity — 17.6%
1,218,350	iShares MSCI EAFE ETF	84,894,628
194,312	iShares MSCI Japan ETF	11,790,852

	Total International Equity	96,685,480

	U.S. Equity — 38.2%
238,800	iShares Core S&P 500 ETF	63,370,356
556,100	SPDR S&P 500 ETF Trust	146,337,715

	Total U.S. Equity	209,708,071

	Total Exchange-Traded Funds (Cost $271,110,199)	331,339,485

Investment Companies — 29.3%
	Alternative Assets — 4.1%
610,796	AQR Managed Futures Strategy Fund, Class R6 Shares (a)	5,460,516
602,280	John Hancock Funds II - Absolute Return Currency Fund, Class R6 Shares (a)	5,715,634
78,455	Marshall Wace UCITS Fund plc, (Ireland), Class F shares (a) (u)	11,747,814

	Total Alternative Assets	22,923,964

	Fixed Income — 8.3%
1,584,867	JPMorgan Core Bond Fund, Class R6 Shares (b)	18,035,790
1,967,047	JPMorgan Core Plus Bond Fund, Class R6 Shares (b)	15,972,423
563,866	JPMorgan Corporate Bond Fund, Class R6 Shares (b)	5,373,645
573,360	JPMorgan Short Duration Bond Fund, Class R6 Shares (b)	6,129,219

	Total Fixed Income	45,511,077

	International Equity — 11.9%
2,067,075	JPMorgan Global Research Enhanced Index Fund, Class R6 Shares (b)	45,785,708
701,017	Oakmark International Fund, Institutional Class Shares	19,488,278

	Total International Equity	65,273,986

	U.S. Equity — 5.0%
536,913	CRM Long/Short Opportunities Fund, Institutional Class Shares (a)	5,524,832
220,240	JPMorgan Equity Focus Fund, Class I Shares (b)	6,862,106
430,839	JPMorgan Equity Income Fund, Class R6 Shares (b)	7,302,721
249,360	JPMorgan U.S. Large Cap Core Plus Fund, Class R6 Shares (b)	7,368,602

	Total U.S. Equity	27,058,261

	Total Investment Companies (Cost $145,890,702)	160,767,288

Short-Term Investment — 1.2%
	Investment Company — 1.2%
6,616,800	JPMorgan Prime Money Market Fund, Institutional Class Shares, 1.75% (b) (l) (Cost $6,617,222)	6,616,138

	Total Investments — 100.0% (Cost $463,059,109)	549,104,647
	Other Assets in Excess of Liabilities — 0.0% (g) (s)	139,939

	NET ASSETS — 100.0%	$549,244,586

Percentages indicated are based on net assets.

JPMorgan Access Growth Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2018 (Unaudited) (continued)

PORTFOLIO COMPOSITION BY COUNTRY*
United States	87.6%
Ireland	2.2
Japan	1.9
United Kingdom	1.5
France	1.2
Others (each less than 1.0%)	4.4
Short-Term Investment	1.2

*	Percentages indicated are based on total investments as of March 31, 2018.

Forward foreign currency exchange contracts outstanding as of March 31, 2018:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
USD	9,141	DKK	54,842	Bank of America NA	4/3/2018	89

Net unrealized appreciation						89

NOTES TO CONSOLIDATED SCHEDULES OF PORTFOLIO INVESTMENTS:

ADR	—	American Depositary Receipt
CVA	—	Dutch Certification
DKK	—	Danish Krone
EAFE	—	Europe, Australasia and Far East
ETF	—	Exchange Traded Fund
FDR	—	Fiduciary Depositary Receipt
GDR	—	Global Depositary Receipt
MSCI	—	Morgan Stanley Capital International
Reg. S	—	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
SDR	—	Swedish Depositary Receipt
SPDR	—	Standard & Poor’s Depositary Receipts

JPMorgan Access Growth Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2018 (Unaudited) (continued)

UCITS	—	Undertakings for Collective Investment in Transferable Securities
USD	—	United States Dollar

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(e)	—	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(g)	—	Amount rounds to less than 0.05%.
(l)	—	The rate shown is the current yield as of March 31, 2018.
(s)	—	A portion of the Fund’s cash is held by the subsidiary.
(u)	—	The fund’s investment objective is to provide absolute return and is generally subject to a two day redemption notice period.
(bb)	—	Security has been valued using significant unobservable inputs.

Detailed information about investment portfolios of the underlying funds can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in certified portfolio holdings filed quarterly on Form N-Q, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.

Access Growth Fund CS Ltd. (the “Subsidiary”), a Cayman Islands exempted company, was incorporated on March 11, 2013 and is currently a wholly-owned subsidiary of the Fund. The Subsidiary acts as an investment vehicle for the Fund in order to effect certain investments consistent with the Fund’s investment objective and policies as described in the Fund’s prospectus. All significant intercompany balances and transactions have been eliminated in consolidation.

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material.

JPMorgan Access Growth Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2018 (Unaudited) (continued)

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date. Certain foreign equity instruments are valued by applying international fair value factors provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated.

Investments in open-end investment companies excluding exchange traded funds (“ETFs”) (the “Underlying Funds”), are valued at each Underlying Fund’s NAV per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Consolidated Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Consumer Discretionary	$1,845,612	$3,920,239	$1	$5,765,852
Consumer Staples	1,156,621	4,663,663	—	5,820,284
Energy	595,758	913,251	—	1,509,009
Financials	1,709,072	9,162,592	—	10,871,664
Health Care	961,866	5,006,776	—	5,968,642
Industrials	3,048,570	4,065,390	—	7,113,960
Information Technology	4,433,217	1,746,971	—	6,180,188
Materials	639,094	1,881,495	—	2,520,589
Real Estate	133,436	416,961	—	550,397
Telecommunication Services	1,710,836	1,215,124	—	2,925,960
Utilities	123,507	1,031,684	—	1,155,191

Total Common Stocks	16,357,589	34,024,146	1	50,381,736

Exchange-Traded Funds	331,339,485	—	—	331,339,485
Investment Companies	149,019,474	—	—	149,019,474
Short-Term Investment
Investment Company	6,616,138	—	—	6,616,138

Total Investments in Securities	$503,332,686	$34,024,146	$1	$537,356,833

Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$89	$—	$89

JPMorgan Access Growth Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2018 (Unaudited) (continued)

As of March 31, 2018, certain Investment Companies with a fair value of $11,747,814 have not been categorized in the fair value hierarchy as the Investment Company was measured using the NAV per share as a practical expedient.

Transfers between fair values are valued utilizing values as of the beginning of the year.

Transfers from level 2 to level 1 in the amount of $8,588,190 are due to the non-application of the fair value factors to certain securities during the period ended March 31, 2018.

B. Derivatives — The Fund used derivative instruments including forward foreign currency exchange contracts, in connection with its investment strategy. Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments or to generate income or gain to the Fund. Derivatives may also be used to manage duration, sector and yield curve exposures and credit and spread volatility.

The Fund may be subject to various risks from the use of derivatives including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing a Fund to close out its position(s); and documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund’s risk of loss associated with these instruments may exceed their value.

The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund’s ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund’s net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against a counterparty (e.g., decline in a counterparty’s credit rating below a specified level). Such rights for both a counterparty and the Fund often include the ability to terminate (i.e., close out) open contracts at prices which may favor a counterparty, which could have an adverse effect on the Fund. The ISDA agreements give the Fund and a counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable with collateral posted to a segregated account by one party to the other.

Counterparty credit risk may be mitigated to the extent a counterparty posts collateral for mark to market gains to the Fund.

Notes (1) below describe the various derivatives used by the Fund.

(1). Forward Foreign Currency Exchange Contracts — The Fund may be exposed to foreign currency risks associated with some or all of the portfolio investments and used forward foreign currency exchange contracts to hedge or manage certain of these exposures as part of an investment strategy. The Fund also bought forward foreign currency exchange contracts to gain exposure to currencies. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

JPMorgan Access Growth Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2018 (Unaudited) (continued)

The values of the forward foreign currency contracts are adjusted daily based on the applicable exchange rate of the underlying currency. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract settlement date. When the forward foreign currency exchange contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed. The Fund also records a realized gain or loss when a forward foreign currency exchange contract offsets another forward foreign currency exchange contract with the same counterparty upon settlement.

The Fund’s forward foreign currency exchange contracts are subject to master netting arrangements (the right to close out all transactions with a counterparty and net amounts or due across transactions). The Fund may be required to post or receive collateral for non-deliverable forward foreign currency exchange contracts.

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2018 (Unaudited)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE($)
Common Stocks — 55.7%
		Consumer Discretionary — 7.3%
		Auto Components — 0.6%
7		Aisin Seiki Co. Ltd., (Japan)	369
1		Aptiv plc	106
1		BorgWarner, Inc.	54
29		Bridgestone Corp., (Japan)	1,243
5		Cie Generale des Etablissements Michelin SCA, (France)	743
5		Continental AG, (Germany)	1,470
1		Delphi Technologies plc	33
10		Faurecia SA, (France)	782
2		Hyundai Mobis Co. Ltd., (South Korea)	508
5		Koito Manufacturing Co. Ltd., (Japan)	326
3		LCI Industries	335
62		Nexteer Automotive Group Ltd., (China) (a)	95
24		NGK Spark Plug Co. Ltd., (Japan)	568
28		Sumitomo Electric Industries Ltd., (Japan)	420
7		Toyota Boshoku Corp., (Japan)	142
5		TS Tech Co. Ltd., (Japan)	190
422		Xinyi Glass Holdings Ltd., (Hong Kong) (a)	642

			8,026

		Automobiles — 0.7%
786		Astra International Tbk. PT, (Indonesia)	418
13		Daimler AG (Registered), (Germany) (a)	1,141
34		Ford Motor Co.	377
85		Geely Automobile Holdings Ltd., (China)	249
4		General Motors Co.	163
256		Guangzhou Automobile Group Co. Ltd., (China), Class H	475
1		Harley-Davidson, Inc.	48
68		Honda Motor Co. Ltd., (Japan)	2,346
7		Renault SA, (France)	896
2		Tesla, Inc. (a)	440
43		Toyota Motor Corp., (Japan)	2,765
13		Yamaha Motor Co. Ltd., (Japan)	397

			9,715

		Distributors — 0.2%
3		Canon Marketing Japan, Inc., (Japan)	86
5		Genuine Parts Co.	426
24		LKQ Corp. (a)	930
6		Pool Corp.	846

			2,288

		Diversified Consumer Services — 0.1%
30		Estacio Participacoes SA, (Brazil)	316
3		H&R Block, Inc.	76
96		Kroton Educacional SA, (Brazil)	398
6		ServiceMaster Global Holdings, Inc. (a)	310

			1,100

		Hotels, Restaurants & Leisure — 0.6%
20		Accor SA, (France)	1,079
34		Aristocrat Leisure Ltd., (Australia)	634
6		Belmond Ltd., (United Kingdom), Class A (a)	71
14		Brinker International, Inc.	495
1		Carnival Corp.	63
–	(h)	Chipotle Mexican Grill, Inc. (a)	9
2		Darden Restaurants, Inc.	151
17		Hilton Grand Vacations, Inc. (a)	726
23		Hilton Worldwide Holdings, Inc.	1,786
8		InterContinental Hotels Group plc, (United Kingdom)	460
4		J D Wetherspoon plc, (United Kingdom)	64
23		La Quinta Holdings, Inc. (a)	435
1		Marriott International, Inc., Class A	71
1		McDonald’s Corp.	120
7		Papa John’s International, Inc.	383
1		Royal Caribbean Cruises Ltd.	99
115		Sands China Ltd., (Macau)	626
5		Sodexo SA, (France)	514
4		Starbucks Corp.	211
82		Thomas Cook Group plc, (United Kingdom)	136
34		TUI AG, (Germany)	725
4		Whitbread plc, (United Kingdom)	195
–	(h)	Wyndham Worldwide Corp.	53
1		Wynn Resorts Ltd.	160
2		Yum Brands, Inc.	136

			9,402

		Household Durables — 0.9%
110		Barratt Developments plc, (United Kingdom)	818
4		Bellway plc, (United Kingdom)	191
7		Berkeley Group Holdings plc, (United Kingdom)	362
10		Bovis Homes Group plc, (United Kingdom)	160
32		DR Horton, Inc.	1,393
20		Electrolux AB, (Sweden), Series B	642
78		Haier Electronics Group Co. Ltd., (Hong Kong) (a)	280
16		Haseko Corp., (Japan)	245
40		Lennar Corp., Class A	2,362
–	(h)	Lennar Corp., Class B	8
5		LG Electronics, Inc., (South Korea)	486

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2018 (Unaudited) (continued)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
		Household Durables — continued
8		Mohawk Industries, Inc. (a)	1,754
64		MRV Engenharia e Participacoes SA, (Brazil)	314
54		Panasonic Corp., (Japan)	765
42		Persimmon plc, (United Kingdom)	1,497
74		Redrow plc, (United Kingdom)	615
15		Sekisui Chemical Co. Ltd., (Japan)	260
20		Sony Corp., (Japan)	977
4		Taylor Morrison Home Corp., Class A (a)	84
126		Taylor Wimpey plc, (United Kingdom)	325
–	(h)	Toll Brothers, Inc.	20
1		Tupperware Brands Corp.	41
–	(h)	Whirlpool Corp.	46

			13,645

		Internet & Direct Marketing Retail — 1.1%
8		Amazon.com, Inc. (a)	12,263
1		Booking Holdings, Inc. (a)	1,386
5		Expedia, Inc.	505
6		Netflix, Inc. (a)	1,674
6		Wayfair, Inc., Class A (a)	423

			16,251

		Leisure Products — 0.1%
17		Acushnet Holdings Corp.	397
10		Brunswick Corp.	608
3		Malibu Boats, Inc., Class A (a)	97

			1,102

		Media — 1.3%
13		CBS Corp. (Non-Voting), Class B	660
9		Charter Communications, Inc., Class A (a)	2,697
15		Cinemark Holdings, Inc.	560
16		Clear Channel Outdoor Holdings, Inc., Class A	77
31		Comcast Corp., Class A	1,062
–	(h)	Discovery Communications, Inc., Class C (a)	5
56		DISH Network Corp., Class A (a)	2,122
7		Emerald Expositions Events, Inc.	128
39		Entercom Communications Corp., Class A	378
9		EW Scripps Co. (The), Class A	111
11		I-CABLE Communications Ltd., (Hong Kong) (a)	–	(h)
195		ITV plc, (United Kingdom)	394
5		Naspers Ltd., (South Africa), Class N	1,104
3		News Corp., Class A	50
10		Nexstar Media Group, Inc., Class A	651
74		Nine Entertainment Co. Holdings Ltd., (Australia)	130
2		Omnicom Group, Inc.	125
5		Sirius XM Holdings, Inc.	32
2		TEGNA, Inc.	21
15		Time Warner, Inc.	1,427
8		Twenty-First Century Fox, Inc., Class A	289
1		Twenty-First Century Fox, Inc., Class B	25
1		Viacom, Inc., Class B	26
13		Vivendi SA, (France)	344
54		Walt Disney Co. (The)	5,402
86		WPP plc, (United Kingdom)	1,365

			19,185

		Multiline Retail — 0.2%
2		Dollar General Corp.	197
3		Dollar Tree, Inc. (a)	322
14		Kohl’s Corp.	911
34		Marui Group Co. Ltd., (Japan)	689
7		Next plc, (United Kingdom)	442
13		Nordstrom, Inc.	629

			3,190

		Specialty Retail — 0.9%
–	(h)	AutoNation, Inc. (a)	23
5		AutoZone, Inc. (a)	3,302
11		Best Buy Co., Inc.	735
15		Chico’s FAS, Inc.	138
12		Dick’s Sporting Goods, Inc.	424
63		Dixons Carphone plc, (United Kingdom)	164
16		Gap, Inc. (The)	511
22		Home Depot, Inc. (The)	3,851
36		Industria de Diseno Textil SA, (Spain)	1,132
19		K’s Holdings Corp., (Japan)	260
4		Lowe’s Cos., Inc.	367
6		Murphy USA, Inc. (a)	459
4		O’Reilly Automotive, Inc. (a)	1,020
2		Ross Stores, Inc.	125
5		Tiffany & Co.	449
1		TJX Cos., Inc. (The)	95
1		Ulta Beauty, Inc. (a)	270
1		Urban Outfitters, Inc. (a)	30
49		Zhongsheng Group Holdings Ltd., (China)	135

			13,490

		Textiles, Apparel & Luxury Goods — 0.6%
2		adidas AG, (Germany)	555
71		Burberry Group plc, (United Kingdom)	1,691

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2018 (Unaudited) (continued)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
		Textiles, Apparel & Luxury Goods — continued
4		Carter’s, Inc.	368
19		Cie Financiere Richemont SA (Registered), (Switzerland)	1,722
8		Columbia Sportswear Co.	573
–	(h)	Fossil Group, Inc. (a)	–	(h)
17		Gildan Activewear, Inc., (Canada)	491
3		Hanesbrands, Inc.	50
5		LVMH Moet Hennessy Louis Vuitton SE, (France)	1,438
2		Michael Kors Holdings Ltd. (a)	110
28		NIKE, Inc., Class B	1,840
1		PVH Corp.	122
1		Ralph Lauren Corp.	138
–	(h)	VF Corp.	27

			9,125

		Total Consumer Discretionary	106,519

		Consumer Staples — 3.4%
		Beverages — 1.1%
10		Anheuser-Busch InBev SA/NV, (Belgium)	1,070
27		Asahi Group Holdings Ltd., (Japan)	1,411
74		Coca-Cola Co. (The)	3,227
–	(h)	Constellation Brands, Inc., Class A	88
8		Diageo plc, (United Kingdom)	263
9		Dr Pepper Snapple Group, Inc.	1,075
5		Heineken NV, (Netherlands)	498
20		Kirin Holdings Co. Ltd., (Japan)	535
21		Molson Coors Brewing Co., Class B	1,589
10		Monster Beverage Corp. (a)	597
30		PepsiCo, Inc.	3,222
14		Pernod Ricard SA, (France)	2,336
4		Royal Unibrew A/S, (Denmark)	268

			16,179

		Food & Staples Retailing — 0.6%
–	(h)	Costco Wholesale Corp.	41
47		CVS Health Corp.	2,939
37		Koninklijke Ahold Delhaize NV, (Netherlands)	876
49		Kroger Co. (The)	1,178
74		Metcash Ltd., (Australia)	179
21		Performance Food Group Co. (a)	619
18		Seven & i Holdings Co. Ltd., (Japan)	789
–	(h)	Sprouts Farmers Market, Inc. (a)	2
3		Sysco Corp.	170
276		Tesco plc, (United Kingdom)	798
15		Walgreens Boots Alliance, Inc.	1,001
2		Walmart, Inc.	156
13		Wesfarmers Ltd., (Australia)	421
3		X5 Retail Group NV, (Russia), Reg. S, GDR (a)	92

			9,261

		Food Products — 0.6%
2		Archer-Daniels-Midland Co.	82
–	(h)	Barry Callebaut AG (Registered), (Switzerland)	399
1		Campbell Soup Co.	35
4		Conagra Brands, Inc.	166
126		Dali Foods Group Co. Ltd., (China), Reg. S (e)	104
1		General Mills, Inc.	41
–	(h)	Hershey Co. (The)	12
1		JM Smucker Co. (The)	143
–	(h)	Kellogg Co.	16
1		Kraft Heinz Co. (The)	49
55		Mondelez International, Inc., Class A	2,277
40		Nestle SA (Registered), (Switzerland)	3,149
10		Post Holdings, Inc. (a)	727
22		Prima Meat Packers Ltd., (Japan)	126
7		Ros Agro plc, (Russia), Reg. S, GDR	74
5		Salmar ASA, (Norway)	191
2		Tyson Foods, Inc., Class A	182
841		WH Group Ltd., (Hong Kong), Reg. S (e)	901

			8,674

		Household Products — 0.2%
–	(h)	Clorox Co. (The)	14
3		Colgate-Palmolive Co.	241
7		Energizer Holdings, Inc.	405
5		Henkel AG & Co. KGaA (Preference), (Germany)	703
2		Kimberly-Clark Corp.	214
18		Procter & Gamble Co. (The)	1,427
6		Spectrum Brands Holdings, Inc.	581

			3,585

		Personal Products — 0.3%
30		Coty, Inc., Class A	555
2		Estee Lauder Cos., Inc. (The), Class A	253
9		Kao Corp., (Japan)	705
2		Oriflame Holding AG, (Switzerland)	118
51		Unilever NV, (United Kingdom) , CVA	2,877

			4,508

		Tobacco — 0.6%
4		Altria Group, Inc.	267

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2018 (Unaudited) (continued)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
		Tobacco — continued
57		British American Tobacco plc, (United Kingdom)	3,268
18		Japan Tobacco, Inc., (Japan)	513
7		KT&G Corp., (South Korea)	628
26		Philip Morris International, Inc.	2,615
15		Swedish Match AB, (Sweden)	699

			7,990

		Total Consumer Staples	50,197

		Energy — 2.9%
		Energy Equipment & Services — 0.2%
1		Baker Hughes a GE Co.	22
5		Core Laboratories NV	508
2		Diamond Offshore Drilling, Inc. (a)	28
2		Halliburton Co.	103
29		Patterson-UTI Energy, Inc.	501
4		Schlumberger Ltd.	264
22		Subsea 7 SA, (United Kingdom)	281
2		TechnipFMC plc, (United Kingdom)	56
26		TechnipFMC plc, (United Kingdom)	770

			2,533

		Oil, Gas & Consumable Fuels — 2.7%
1		Anadarko Petroleum Corp.	50
–	(h)	Andeavor	27
7		Apache Corp.	285
132		BP plc, (United Kingdom)	891
40		Cabot Oil & Gas Corp.	962
14		Chevron Corp.	1,582
98		China Shenhua Energy Co. Ltd., (China), Class H	245
–	(h)	Cimarex Energy Co.	23
350		CNOOC Ltd., (China)	522
196		CNOOC Ltd., (China)	290
9		Concho Resources, Inc. (a)	1,383
19		ConocoPhillips	1,144
–	(h)	Devon Energy Corp.	12
9		Diamondback Energy, Inc. (a)	1,142
41		EOG Resources, Inc.	4,267
15		EQT Corp.	691
34		Exxon Mobil Corp.	2,546
14		Galp Energia SGPS SA, (Portugal)	268
46		Inpex Corp., (Japan)	574
68		Kinder Morgan, Inc.	1,019
10		LUKOIL PJSC, (Russia), ADR	714
18		Marathon Petroleum Corp.	1,299
25		MOL Hungarian Oil & Gas plc, (Hungary)	270
10		Neste OYJ, (Finland)	673
24		Occidental Petroleum Corp.	1,561
12		OMV AG, (Austria)	724
2		ONEOK, Inc.	115
25		Parsley Energy, Inc., Class A (a)	739
12		PBF Energy, Inc., Class A	417
9		Phillips 66	815
16		Pioneer Natural Resources Co.	2,730
14		Polski Koncern Naftowy ORLEN SA, (Poland)	351
42		PTT PCL, (Thailand)	741
2		Range Resources Corp.	31
29		Repsol SA, (Spain)	522
105		Royal Dutch Shell plc, (Netherlands), Class A	3,327
81		Royal Dutch Shell plc, (Netherlands), Class B	2,592
20		Showa Shell Sekiyu KK, (Japan)	267
4		SK Innovation Co. Ltd., (South Korea)	694
3		S-Oil Corp., (South Korea)	360
7		Southwestern Energy Co. (a)	30
46		SRC Energy, Inc. (a)	438
359		Star Petroleum Refining PCL, (Thailand)	184
–	(h)	Tatneft PJSC, (Russia), ADR	15
5		Tatneft PJSC, (Russia), ADR	331
87		Thai Oil PCL, (Thailand)	255
24		TOTAL SA, (France)	1,394
3		Valero Energy Corp.	235
130		Whitehaven Coal Ltd., (Australia)	450
1		Williams Cos., Inc. (The)	27
116		Yanzhou Coal Mining Co. Ltd., (China), Class H	150

			40,374

		Total Energy	42,907

		Financials — 10.8%
		Banks — 5.9%
25		ABN AMRO Group NV, (Netherlands), Reg. S, CVA (e)	743
87		Akbank Turk A/S, (Turkey)	210
15		Associated Banc-Corp.	375
44		Australia & New Zealand Banking Group Ltd., (Australia)	916
180		Banco Bilbao Vizcaya Argentaria SA, (Spain)	1,426
58		Banco do Brasil SA, (Brazil) (a)	722
29		Banco Santander Brasil SA, (Brazil)	347
78		Banco Santander SA, (Spain)	509

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2018 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Banks — continued
473	Bank Negara Indonesia Persero Tbk. PT, (Indonesia)	299
367	Bank of America Corp.	10,995
1,540	Bank Rakyat Indonesia Persero Tbk. PT, (Indonesia) (a)	404
112	Bankia SA, (Spain) (a)	501
11	BankUnited, Inc.	449
2	BB&T Corp.	98
42	BNP Paribas SA, (France)	3,141
243	BOC Hong Kong Holdings Ltd., (China)	1,190
1,452	China Construction Bank Corp., (China), Class H	1,517
151	China Merchants Bank Co. Ltd., (China), Class H	627
215	CIMB Group Holdings Bhd., (Malaysia)	400
94	Citigroup, Inc.	6,340
25	Citizens Financial Group, Inc.	1,061
11	Comerica, Inc.	1,054
6	Commerce Bancshares, Inc.	339
6	Commonwealth Bank of Australia, (Australia)	355
776	CTBC Financial Holding Co. Ltd., (Taiwan)	564
19	Danske Bank A/S, (Denmark)	716
146	DBS Group Holdings Ltd., (Singapore)	3,080
20	DNB ASA, (Norway)	391
16	East West Bancorp, Inc.	978
23	Erste Group Bank AG, (Austria) (a)	1,137
26	Fifth Third Bancorp	823
9	First Financial Bancorp	255
13	First Hawaiian, Inc.	353
23	First Horizon National Corp.	430
1	First Interstate BancSystem, Inc., Class A	47
17	First Republic Bank	1,536
5	Glacier Bancorp, Inc.	183
7	Great Western Bancorp, Inc.	295
14	Hana Financial Group, Inc., (South Korea)	599
6	Hang Seng Bank Ltd., (Hong Kong)	130
11	HDFC Bank Ltd., (India), ADR	1,072
150	HSBC Holdings plc, (United Kingdom)	1,409
73	Huntington Bancshares, Inc.	1,107
5	IBERIABANK Corp.	396
1,297	Industrial & Commercial Bank of China Ltd., (China), Class H	1,130
26	Industrial Bank of Korea, (South Korea)	374
190	ING Groep NV, (Netherlands)	3,206
123	Itau Unibanco Holding SA, (Brazil), ADR	1,916
6	Jyske Bank A/S (Registered), (Denmark)	331
10	KBC Group NV, (Belgium)	839
9	KeyCorp	170
82	Kiatnakin Bank PCL, (Thailand)	191
445	Krung Thai Bank PCL, (Thailand)	269
1,465	Lloyds Banking Group plc, (United Kingdom)	1,332
8	M&T Bank Corp.	1,497
69	Malayan Banking Bhd., (Malaysia)	188
265	Mitsubishi UFJ Financial Group, Inc., (Japan)	1,736
4	National Australia Bank Ltd., (Australia)	95
12	OTP Bank plc, (Hungary)	537
97	Oversea-Chinese Banking Corp. Ltd., (Singapore)	951
1	People’s United Financial, Inc.	14
12	PNC Financial Services Group, Inc. (The)	1,812
11	Regions Financial Corp.	198
47	Sberbank of Russia PJSC, (Russia), ADR	886
11	Sberbank of Russia PJSC, (Russia), ADR	204
14	Shinhan Financial Group Co. Ltd., (South Korea)	591
37	Standard Bank Group Ltd., (South Africa)	688
173	Standard Chartered plc, (United Kingdom)	1,731
70	Sumitomo Mitsui Financial Group, Inc., (Japan)	2,933
40	SunTrust Banks, Inc.	2,748
3	SVB Financial Group (a)	611
50	Svenska Handelsbanken AB, (Sweden), Class A	631
11	Swedbank AB, (Sweden), Class A	254
7	Sydbank A/S, (Denmark)	259
68	Tisco Financial Group PCL, (Thailand)	195
131	Turkiye Halk Bankasi A/S, (Turkey)	296
70	UniCredit SpA, (Italy) (a)	1,455
21	US Bancorp	1,043
70	Wells Fargo & Co.	3,650
7	Western Alliance Bancorp (a)	380
8	Westpac Banking Corp., (Australia)	173
5	Wintrust Financial Corp.	399
15	Zions Bancorp	774

		86,206

	Capital Markets — 1.7%
89	3i Group plc, (United Kingdom)	1,074
7	Ameriprise Financial, Inc.	1,061
5	Bank of New York Mellon Corp. (The)	239
2	BlackRock, Inc.	1,047
77	Charles Schwab Corp. (The)	3,997

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2018 (Unaudited) (continued)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
		Capital Markets — continued
–	(h)	CME Group, Inc.	15
28		Credit Suisse Group AG (Registered), (Switzerland) (a)	462
11		Deutsche Bank AG (Registered), (Germany)	159
4		Deutsche Boerse AG, (Germany)	588
2		E*TRADE Financial Corp. (a)	90
6		Eaton Vance Corp.	320
5		Euronext NV, (Netherlands), Reg. S (e)	358
1		FactSet Research Systems, Inc.	289
1		Goldman Sachs Group, Inc. (The)	230
2		Intercontinental Exchange, Inc.	116
16		Invesco Ltd.	508
4		Julius Baer Group Ltd., (Switzerland) (a)	235
16		Jupiter Fund Management plc, (United Kingdom)	107
5		Lazard Ltd., Class A	266
18		Macquarie Group Ltd., (Australia)	1,446
6		Moelis & Co., Class A	280
67		Morgan Stanley	3,599
3		Morningstar, Inc.	295
7		Nasdaq, Inc.	646
42		Natixis SA, (France)	345
7		Northern Trust Corp.	672
1		Partners Group Holding AG, (Switzerland)	694
–	(h)	Raymond James Financial, Inc.	31
9		S&P Global, Inc.	1,774
7		Schroders plc, (United Kingdom)	313
3		State Street Corp.	328
15		T. Rowe Price Group, Inc.	1,628
123		UBS Group AG (Registered), (Switzerland) (a)	2,169

			25,381

		Consumer Finance — 0.3%
26		Ally Financial, Inc.	709
4		American Express Co.	391
38		Capital One Financial Corp.	3,678
–	(h)	Discover Financial Services	34
4		Navient Corp.	48
2		Yirendai Ltd., (China), ADR	94

			4,954

		Diversified Financial Services — 0.3%
7		Berkshire Hathaway, Inc., Class B (a)	1,347
3		Eurazeo SA, (France)	256
6		EXOR NV, (Netherlands)	461
313		Fubon Financial Holding Co. Ltd., (Taiwan)	538
–	(h)	Leucadia National Corp.	6
24		Mitsubishi UFJ Lease & Finance Co. Ltd., (Japan)	141
25		ORIX Corp., (Japan)	446
22		Voya Financial, Inc.	1,108

			4,303

		Insurance — 2.5%
1		Aflac, Inc.	55
319		AIA Group Ltd., (Hong Kong)	2,730
1		Alleghany Corp.	355
13		Allianz SE (Registered), (Germany)	2,881
2		Allstate Corp. (The)	209
69		American International Group, Inc.	3,763
–	(h)	Aon plc	54
1		Arthur J Gallagher & Co.	38
15		ASR Nederland NV, (Netherlands)	648
31		Assicurazioni Generali SpA, (Italy)	603
–	(h)	Assurant, Inc.	29
237		Aviva plc, (United Kingdom)	1,653
64		AXA SA, (France)	1,701
4		Baloise Holding AG (Registered), (Switzerland)	572
18		Brighthouse Financial, Inc. (a)	921
6		Chubb Ltd.	778
10		CNO Financial Group, Inc.	212
1		Everest Re Group Ltd.	188
1		Fairfax Financial Holdings Ltd., (Canada)	442
51		Hartford Financial Services Group, Inc. (The)	2,649
6		Hyundai Marine & Fire Insurance Co. Ltd., (South Korea)	228
3		Kinsale Capital Group, Inc.	174
212		Legal & General Group plc, (United Kingdom)	768
3		Lincoln National Corp.	222
32		Loews Corp.	1,581
4		Marsh & McLennan Cos., Inc.	311
6		MetLife, Inc.	262
252		PICC Property & Casualty Co. Ltd., (China), Class H	445
205		Ping An Insurance Group Co. of China Ltd., (China), Class H	2,114
–	(h)	Principal Financial Group, Inc.	18
7		ProAssurance Corp.	332
19		Progressive Corp. (The)	1,133
4		Prudential Financial, Inc.	430
118		Prudential plc, (United Kingdom)	2,961
2		RLI Corp.	154

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2018 (Unaudited) (continued)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
		Insurance — continued
6		Sampo OYJ, (Finland), Class A	361
9		Sompo Holdings, Inc., (Japan)	374
6		Swiss Re AG, (Switzerland)	614
33		T&D Holdings, Inc., (Japan)	525
12		Tokio Marine Holdings, Inc., (Japan)	552
3		Topdanmark A/S, (Denmark) (a)	152
7		Travelers Cos., Inc. (The)	1,033
10		Unum Group	488
–	(h)	Willis Towers Watson plc	24
1		Zurich Insurance Group AG, (Switzerland) (a)	256

			35,993

		Thrifts & Mortgage Finance — 0.1%
31		Housing Development Finance Corp. Ltd., (India)	871

		Total Financials	157,708

		Health Care — 5.6%
		Biotechnology — 0.7%
15		AbbVie, Inc.	1,386
–	(h)	Alexion Pharmaceuticals, Inc. (a)	35
2		Amgen, Inc.	362
7		Biogen, Inc. (a)	1,781
–	(h)	BioMarin Pharmaceutical, Inc. (a)	10
5		Celgene Corp. (a)	419
2		CSL Ltd., (Australia)	288
10		Exact Sciences Corp. (a)	410
16		Exelixis, Inc. (a)	360
3		Gilead Sciences, Inc.	224
6		Incyte Corp. (a)	476
6		Intercept Pharmaceuticals, Inc. (a)	365
–	(h)	Regeneron Pharmaceuticals, Inc. (a)	33
2		Sage Therapeutics, Inc. (a)	372
18		Shire plc	874
7		Spark Therapeutics, Inc. (a)	463
15		Vertex Pharmaceuticals, Inc. (a)	2,481

			10,339

		Health Care Equipment & Supplies — 0.6%
4		Abbott Laboratories	256
1		Align Technology, Inc. (a)	159
4		Baxter International, Inc.	238
1		Becton Dickinson and Co.	110
52		Boston Scientific Corp. (a)	1,425
–	(h)	Cooper Cos., Inc. (The)	49
1		Danaher Corp.	77
2		DENTSPLY SIRONA, Inc.	99
4		DexCom, Inc. (a)	297
–	(h)	Edwards Lifesciences Corp. (a)	39
6		Essilor International Cie Generale d’Optique SA, (France)	841
2		ICU Medical, Inc. (a)	446
–	(h)	IDEXX Laboratories, Inc. (a)	39
2		Intuitive Surgical, Inc. (a)	852
13		Koninklijke Philips NV, (Netherlands)	497
27		Medtronic plc	2,140
10		Olympus Corp., (Japan)	361
1		Varian Medical Systems, Inc. (a)	65
6		West Pharmaceutical Services, Inc.	542
1		Zimmer Biomet Holdings, Inc.	137

			8,669

		Health Care Providers & Services — 1.2%
21		Acadia Healthcare Co., Inc. (a)	814
14		Aetna, Inc.	2,383
8		AmerisourceBergen Corp.	687
–	(h)	Anthem, Inc.	104
1		Centene Corp. (a)	156
4		Cigna Corp.	635
12		Encompass Health Corp.	664
2		Envision Healthcare Corp. (a)	62
3		Express Scripts Holding Co. (a)	233
8		Fresenius Medical Care AG & Co. KGaA, (Germany)	837
8		HCA Healthcare, Inc.	757
5		HealthEquity, Inc. (a)	322
–	(h)	Humana, Inc.	61
–	(h)	Laboratory Corp. of America Holdings (a)	15
1		Magellan Health, Inc. (a)	132
–	(h)	McKesson Corp.	42
3		Molina Healthcare, Inc. (a)	220
8		Premier, Inc., Class A (a)	237
16		Qualicorp SA, (Brazil)	109
1		Quest Diagnostics, Inc.	55
40		UnitedHealth Group, Inc.	8,553
–	(h)	Universal Health Services, Inc., Class B	6
2		WellCare Health Plans, Inc. (a)	337

			17,421

		Health Care Technology — 0.1%
–	(h)	Cerner Corp. (a)	17
9		Cotiviti Holdings, Inc. (a)	319
25		Evolent Health, Inc., Class A (a)	363
5		Medidata Solutions, Inc. (a)	297
9		Teladoc, Inc. (a)	377
8		Veeva Systems, Inc., Class A (a)	613

			1,986

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2018 (Unaudited) (continued)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
		Life Sciences Tools & Services — 0.2%
2		Agilent Technologies, Inc.	106
4		Illumina, Inc. (a)	1,022
–	(h)	Mettler-Toledo International, Inc. (a)	18
7		Thermo Fisher Scientific, Inc.	1,469
–	(h)	Waters Corp. (a)	11

			2,626

		Pharmaceuticals — 2.8%
7		Allergan plc	1,105
4		AstraZeneca plc, (United Kingdom)	260
19		Bayer AG (Registered), (Germany)	2,151
12		Bristol-Myers Squibb Co.	744
14		Catalent, Inc. (a)	593
5		Eli Lilly & Co.	378
3		Endo International plc (a)	20
58		GlaxoSmithKline plc, (United Kingdom)	1,124
31		Indivior plc, (United Kingdom) (a)	180
6		Jazz Pharmaceuticals plc (a)	869
57		Johnson & Johnson	7,353
11		Kyowa Hakko Kirin Co. Ltd., (Japan)	246
1		Mallinckrodt plc (a)	19
51		Merck & Co., Inc.	2,773
1		Mylan NV (a)	44
–	(h)	Nektar Therapeutics (a)	28
55		Novartis AG (Registered), (Switzerland)	4,451
59		Novo Nordisk A/S, (Denmark), Class B	2,916
13		Otsuka Holdings Co. Ltd., (Japan)	671
205		Pfizer, Inc.	7,265
8		Prestige Brands Holdings, Inc. (a)	270
14		Revance Therapeutics, Inc. (a)	436
18		Roche Holding AG, (Switzerland)	4,211
32		Sanofi, (France)	2,562
10		Teva Pharmaceutical Industries Ltd., (Israel), ADR	178
73		TherapeuticsMD, Inc. (a)	355
1		UCB SA, (Belgium)	96
2		Zoetis, Inc.	176

			41,474

		Total Health Care	82,515

		Industrials — 7.2%
		Aerospace & Defense — 1.0%
8		Airbus SE, (France)	899
5		Boeing Co. (The)	1,577
18		General Dynamics Corp.	4,045
1		Harris Corp.	128
–	(h)	Huntington Ingalls Industries, Inc.	27
6		L3 Technologies, Inc.	1,240
1		Lockheed Martin Corp.	329
100		Meggitt plc, (United Kingdom)	607
8		Northrop Grumman Corp.	2,820
1		Raytheon Co.	114
–	(h)	Rockwell Collins, Inc.	25
13		Safran SA, (France)	1,356
1		Textron, Inc.	64
10		United Technologies Corp.	1,285

			14,516

		Air Freight & Logistics — 0.1%
7		bpost SA, (Belgium)	155
29		Deutsche Post AG (Registered), (Germany)	1,282
20		Yamato Holdings Co. Ltd., (Japan)	492

			1,929

		Airlines — 0.6%
41		Aeroflot PJSC, (Russia)	111
174		Air China Ltd., (China), Class H	225
15		Air France-KLM, (France) (a)	168
341		AirAsia Bhd., (Malaysia)	346
1		Alaska Air Group, Inc.	46
3		American Airlines Group, Inc.	170
4		Copa Holdings SA, (Panama), Class A	501
49		Delta Air Lines, Inc.	2,677
15		Deutsche Lufthansa AG (Registered), (Germany)	474
76		International Consolidated Airlines Group SA, (United Kingdom)	652
14		Japan Airlines Co. Ltd., (Japan)	551
131		Qantas Airways Ltd., (Australia)	593
5		Ryanair Holdings plc, (Ireland), ADR (a)	654
20		Southwest Airlines Co.	1,131
43		Turk Hava Yollari AO, (Turkey) (a)	208
–	(h)	United Continental Holdings, Inc. (a)	23

			8,530

		Building Products — 0.4%
2		Allegion plc	145
7		Asahi Glass Co. Ltd., (Japan)	306
17		Daikin Industries Ltd., (Japan)	1,897
14		Fortune Brands Home & Security, Inc.	839
8		JELD-WEN Holding, Inc. (a)	260
6		Lennox International, Inc.	1,214
8		Masco Corp.	335
7		Nichias Corp., (Japan)	89

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2018 (Unaudited) (continued)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
		Building Products — continued
5		Takasago Thermal Engineering Co. Ltd., (Japan)	84
10		USG Corp. (a)	393

			5,562

		Commercial Services & Supplies — 0.4%
10		Advanced Disposal Services, Inc. (a)	226
14		Brady Corp., Class A	530
18		Copart, Inc. (a)	910
9		Herman Miller, Inc.	285
8		KAR Auction Services, Inc.	459
4		Pitney Bowes, Inc.	39
5		US Ecology, Inc.	258
36		Waste Connections, Inc.	2,610
1		Waste Management, Inc.	48

			5,365

		Construction & Engineering — 0.3%
8		ACS Actividades de Construccion y Servicios SA, (Spain)	328
8		CIMIC Group Ltd., (Australia)	284
5		Eiffage SA, (France)	581
1		Fluor Corp.	69
1		Jacobs Engineering Group, Inc.	43
44		Kajima Corp., (Japan)	408
7		Monadelphous Group Ltd., (Australia)	88
36		Obayashi Corp., (Japan)	395
35		Penta-Ocean Construction Co. Ltd., (Japan)	256
35		Shimizu Corp., (Japan)	308
9		Taisei Corp., (Japan)	477
53		Tekfen Holding A/S, (Turkey) (a)	231
7		Vinci SA, (France)	715

			4,183

		Electrical Equipment — 0.7%
77		ABB Ltd. (Registered), (Switzerland)	1,823
1		AMETEK, Inc.	53
39		Eaton Corp. plc	3,105
47		Fuji Electric Co. Ltd., (Japan)	320
7		Generac Holdings, Inc. (a)	300
–	(h)	Hubbell, Inc.	25
14		Mabuchi Motor Co. Ltd., (Japan)	694
22		Mitsubishi Electric Corp., (Japan)	349
9		Nidec Corp., (Japan)	1,309
16		Philips Lighting NV, (Netherlands), Reg. S (e)	603
1		Rockwell Automation, Inc.	128
26		Schneider Electric SE, (France)	2,285

			10,994

		Industrial Conglomerates — 0.5%
1		3M Co.	280
8		Carlisle Cos., Inc.	783
147		CK Hutchison Holdings Ltd., (Hong Kong)	1,766
231		Fosun International Ltd., (China)	507
18		General Electric Co.	245
12		Honeywell International, Inc.	1,730
3		LG Corp., (South Korea)	261
4		Rheinmetall AG, (Germany)	534
5		Siemens AG (Registered), (Germany)	618

			6,724

		Machinery — 1.8%
6		Allison Transmission Holdings, Inc.	230
6		Altra Industrial Motion Corp.	293
31		Atlas Copco AB, (Sweden), Class A	1,325
–	(h)	Bucher Industries AG (Registered), (Switzerland)	167
6		Cargotec OYJ, (Finland), Class B	326
23		Caterpillar, Inc.	3,437
2		Cummins, Inc.	271
7		Deere & Co.	1,128
22		DMG Mori Co. Ltd., (Japan)	404
5		Douglas Dynamics, Inc.	235
9		Dover Corp.	845
8		Evoqua Water Technologies Corp. (a)	178
5		FANUC Corp., (Japan)	1,165
–	(h)	Fortive Corp.	28
5		Gates Industrial Corp. plc (a)	90
–	(h)	Georg Fischer AG (Registered), (Switzerland)	382
4		Illinois Tool Works, Inc.	646
10		Ingersoll-Rand plc	830
4		John Bean Technologies Corp.	417
37		Komatsu Ltd., (Japan)	1,240
70		Kubota Corp., (Japan)	1,218
5		Kurita Water Industries Ltd., (Japan)	149
3		Lincoln Electric Holdings, Inc.	309
16		Makita Corp., (Japan)	772
3		Middleby Corp. (The) (a)	398
2		Nordson Corp.	243
15		Oshkosh Corp.	1,142
2		PACCAR, Inc.	119
5		Parker-Hannifin Corp.	837
1		Pentair plc, (United Kingdom)	66
2		Proto Labs, Inc. (a)	228
4		RBC Bearings, Inc. (a)	525
43		Sandvik AB, (Sweden)	791

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2018 (Unaudited) (continued)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
		Machinery — continued
2		SMC Corp., (Japan)	971
1		Snap-on, Inc.	111
9		Stanley Black & Decker, Inc.	1,409
14		Toro Co. (The)	862
27		Volvo AB, (Sweden), Class B	502
8		WABCO Holdings, Inc. (a)	1,101
14		Wartsila OYJ Abp, (Finland)	319
148		Weichai Power Co. Ltd., (China), Class H	167

			25,876

		Marine — 0.0% (g)
3		Dfds A/S, (Denmark)	187

		Professional Services — 0.2%
8		Adecco Group AG (Registered), (Switzerland)	580
2		Meitec Corp., (Japan)	122
49		RELX NV, (United Kingdom)	1,019
–	(h)	Robert Half International, Inc.	18
13		Wolters Kluwer NV, (Netherlands)	667

			2,406

		Road & Rail — 0.7%
5		Central Japan Railway Co., (Japan)	908
5		Knight-Swift Transportation Holdings, Inc.	216
3		Landstar System, Inc.	341
27		Norfolk Southern Corp.	3,635
8		Old Dominion Freight Line, Inc.	1,183
2		Sankyu, Inc., (Japan)	119
36		Tokyu Corp., (Japan)	561
21		Union Pacific Corp.	2,884
7		West Japan Railway Co., (Japan)	475

			10,322

		Trading Companies & Distributors — 0.5%
5		Applied Industrial Technologies, Inc.	351
10		Brenntag AG, (Germany)	571
35		Fastenal Co.	1,893
25		Ferguson plc, (Switzerland)	1,843
30		ITOCHU Corp., (Japan)	573
58		Marubeni Corp., (Japan)	420
48		Mitsubishi Corp., (Japan)	1,296
28		Sumitomo Corp., (Japan)	466
1		United Rentals, Inc. (a)	100
1		Watsco, Inc.	197

			7,710

		Transportation Infrastructure — 0.0% (g)
3		Aena SME SA, (Spain), Reg. S (e)	592
152		Shenzhen Expressway Co. Ltd., (China), Class H	155

			747

		Total Industrials	105,051

		Information Technology — 10.5%
		Communications Equipment — 0.4%
54		Accton Technology Corp., (Taiwan)	183
3		Arista Networks, Inc. (a)	742
36		Cisco Systems, Inc.	1,552
18		CommScope Holding Co., Inc. (a)	720
1		F5 Networks, Inc. (a)	78
5		Juniper Networks, Inc.	116
–	(h)	Motorola Solutions, Inc.	41
85		Nokia OYJ, (Finland)	467
6		Palo Alto Networks, Inc. (a)	1,119
25		Yangtze Optical Fibre and Cable Joint Stock Ltd. Co., (China), Class H, Reg. S (e)	115

			5,133

		Electronic Equipment, Instruments & Components — 0.5%
32		AAC Technologies Holdings, Inc., (China)	586
10		Amphenol Corp., Class A	837
7		Arrow Electronics, Inc. (a)	539
2		Azbil Corp., (Japan)	98
69		Compeq Manufacturing Co. Ltd., (Taiwan)	72
28		Corning, Inc.	780
104		E Ink Holdings, Inc., (Taiwan)	178
45		FLEXium Interconnect, Inc., (Taiwan)	155
43		General Interface Solution Holding Ltd., (Taiwan)	265
117		Hitachi Ltd., (Japan)	848
–	(h)	IPG Photonics Corp. (a)	16
5		Jenoptik AG, (Germany)	181
2		Keyence Corp., (Japan)	1,303
29		Kingboard Chemical Holdings Ltd., (Hong Kong)	134
97		Kingboard Laminates Holdings Ltd., (Hong Kong)	142
29		Merry Electronics Co. Ltd., (Taiwan)	170
3		SFA Engineering Corp., (South Korea)	96
1		TE Connectivity Ltd.	84
18		Venture Corp. Ltd., (Singapore)	378
33		Yageo Corp., (Taiwan) (a)	591

			7,453

		Internet Software & Services — 2.0%
9		Alibaba Group Holding Ltd., (China), ADR (a)	1,638

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2018 (Unaudited) (continued)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
		Internet Software & Services — continued
7		Alphabet, Inc., Class A (a)	7,709
7		Alphabet, Inc., Class C (a)	7,515
3		Baidu, Inc., (China), ADR (a)	603
17		carsales.com Ltd., (Australia)	173
26		Cision Ltd. (a)	306
7		Dropbox, Inc., Class A (a)	231
29		Facebook, Inc., Class A (a)	4,712
18		GoDaddy, Inc., Class A (a)	1,131
7		GrubHub, Inc. (a)	691
7		Instructure, Inc. (a)	289
2		NetEase, Inc., (China), ADR	598
10		Q2 Holdings, Inc. (a)	474
57		Tencent Holdings Ltd., (China)	3,044
–	(h)	VeriSign, Inc. (a)	50
3		YY, Inc., (China), ADR (a)	347

			29,511

		IT Services — 1.8%
22		Accenture plc, Class A	3,341
3		Alliance Data Systems Corp.	646
6		Amadeus IT Group SA, (Spain)	437
4		Atos SE, (France)	590
1		Automatic Data Processing, Inc.	92
10		Capgemini SE, (France)	1,265
10		Cognizant Technology Solutions Corp., Class A	823
32		Computershare Ltd., (Australia)	426
6		CoreLogic, Inc. (a)	287
1		CSRA, Inc.	55
2		DXC Technology Co.	251
3		Fidelity National Information Services, Inc.	276
1		Fiserv, Inc. (a)	43
7		Gartner, Inc. (a)	832
13		Global Payments, Inc.	1,417
38		HCL Technologies Ltd., (India)	559
11		International Business Machines Corp.	1,757
5		InterXion Holding NV, (Netherlands) (a)	329
14		Mastercard, Inc., Class A	2,486
9		Nomura Research Institute Ltd., (Japan)	417
9		Otsuka Corp., (Japan)	473
–	(h)	Paychex, Inc.	21
16		PayPal Holdings, Inc. (a)	1,200
1		Sopra Steria Group, (France)	195
8		Square, Inc., Class A (a)	404
–	(h)	Total System Services, Inc.	33
55		Visa, Inc., Class A	6,629
15		Worldpay, Inc. (a)	1,235

			26,519

		Semiconductors & Semiconductor Equipment — 2.2%
4		ams AG, (Austria) (a)	400
40		Analog Devices, Inc.	3,605
19		Applied Materials, Inc.	1,055
12		ASML Holding NV, (Netherlands)	2,449
4		BE Semiconductor Industries NV, (Netherlands)	461
8		Broadcom Ltd.	1,971
6		Cabot Microelectronics Corp.	656
12		Cavium, Inc. (a)	919
3		Daqo New Energy Corp., (China), ADR (a)	164
19		Infineon Technologies AG, (Germany)	521
12		Intel Corp.	607
–	(h)	KLA-Tencor Corp.	12
1		Lam Research Corp.	106
291		Macronix International, (Taiwan) (a)	499
24		Microchip Technology, Inc.	2,214
4		Micron Technology, Inc. (a)	209
52		Nanya Technology Corp., (Taiwan)	164
18		NVIDIA Corp.	4,278
11		Phison Electronics Corp., (Taiwan)	117
4		PSK, Inc., (South Korea)	84
–	(h)	Qorvo, Inc. (a)	32
12		QUALCOMM, Inc.	649
21		Renesas Electronics Corp., (Japan) (a)	211
4		SCREEN Holdings Co. Ltd., (Japan)	404
2		Silicon Works Co. Ltd., (South Korea)	63
4		Siltronic AG, (Germany) (a)	622
10		SK Hynix, Inc., (South Korea)	775
1		Skyworks Solutions, Inc.	66
15		STMicroelectronics NV, (Switzerland)	329
77		Taiwan Semiconductor Manufacturing Co. Ltd., (Taiwan), ADR	3,376
3		TES Co. Ltd., (South Korea)	75
34		Texas Instruments, Inc.	3,485
7		Tokyo Electron Ltd., (Japan)	1,354
3		Tokyo Seimitsu Co. Ltd., (Japan)	133
6		Ulvac, Inc., (Japan)	337
174		Winbond Electronics Corp., (Taiwan)	117
1		Xilinx, Inc.	45

			32,564

		Software — 2.2%
–	(h)	Activision Blizzard, Inc.	15
9		Adobe Systems, Inc. (a)	2,031

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2018 (Unaudited) (continued)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
		Software — continued
6		Aspen Technology, Inc. (a)	476
4		Blackbaud, Inc.	398
2		CA, Inc.	53
1		Cadence Design Systems, Inc. (a)	25
1		Citrix Systems, Inc. (a)	88
11		Electronic Arts, Inc. (a)	1,391
12		Guidewire Software, Inc. (a)	950
395		IGG, Inc., (Singapore)	549
1		Intuit, Inc.	167
8		Manhattan Associates, Inc. (a)	314
130		Microsoft Corp.	11,894
2		MicroStrategy, Inc., Class A (a)	200
1		NCSoft Corp., (South Korea)	373
1		Nintendo Co. Ltd., (Japan)	308
64		Oracle Corp.	2,910
1		PearlAbyss Corp., (South Korea) (a)	153
5		Red Hat, Inc. (a)	804
7		SailPoint Technologies Holding, Inc. (a)	151
15		salesforce.com, Inc. (a)	1,713
26		SAP SE, (Germany)	2,776
7		ServiceNow, Inc. (a)	1,133
4		Software AG, (Germany)	190
10		Splunk, Inc. (a)	979
–	(h)	Symantec Corp.	12
–	(h)	Synopsys, Inc. (a)	31
5		Tableau Software, Inc., Class A (a)	405
5		Take-Two Interactive Software, Inc. (a)	515
2		Tyler Technologies, Inc. (a)	408
3		Workday, Inc., Class A (a)	415

			31,827

		Technology Hardware, Storage & Peripherals — 1.4%
80		Apple, Inc.	13,365
16		Brother Industries Ltd., (Japan)	365
33		Catcher Technology Co. Ltd., (Taiwan)	402
11		FUJIFILM Holdings Corp., (Japan)	435
41		Hewlett Packard Enterprise Co.	724
9		HP, Inc.	193
2		NetApp, Inc.	97
2		Samsung Electronics Co. Ltd., (South Korea)	4,842
–	(h)	Seagate Technology plc	11
1		Western Digital Corp.	91
1		Xerox Corp.	26

			20,551

		Total Information Technology	153,558

		Materials — 3.0%
		Chemicals — 1.0%
6		AdvanSix, Inc. (a)	214
9		Air Liquide SA, (France)	1,108
5		Akzo Nobel NV, (Netherlands)	491
–	(h)	Albemarle Corp.	42
3		Arkema SA, (France)	335
3		BASF SE, (Germany)	332
1		Celanese Corp., Series A	70
4		CF Industries Holdings, Inc.	134
4		Chr Hansen Holding A/S, (Denmark)	334
9		Covestro AG, (Germany), Reg. S (e)	844
29		Daicel Corp., (Japan)	314
9		DowDuPont, Inc.	552
3		Eastman Chemical Co.	327
1		FMC Corp.	50
12		GCP Applied Technologies, Inc. (a) (w)	352
–	(h)	Hyosung Corp., (South Korea)	6
17		Kuraray Co. Ltd., (Japan)	284
1		LG Chem Ltd., (South Korea)	315
7		Linde AG, (Germany) (a)	1,498
–	(h)	Lotte Chemical Corp., (South Korea)	171
2		LyondellBasell Industries NV, Class A	258
31		Mitsubishi Chemical Holdings Corp., (Japan)	297
12		Mitsui Chemicals, Inc., (Japan)	391
1		Monsanto Co.	90
–	(h)	Mosaic Co. (The)	1
7		Nitto Denko Corp., (Japan)	495
233		Petkim Petrokimya Holding A/S, (Turkey)	480
–	(h)	PPG Industries, Inc.	42
20		PQ Group Holdings, Inc. (a)	273
144		PTT Global Chemical PCL, (Thailand)	435
2		Quaker Chemical Corp.	358
10		Shin-Etsu Chemical Co. Ltd., (Japan)	1,055
–	(h)	Sika AG, (Switzerland)	698
13		Sumitomo Bakelite Co. Ltd., (Japan)	115
51		Sumitomo Chemical Co. Ltd., (Japan)	297
63		Toray Industries, Inc., (Japan)	591
17		Valvoline, Inc.	378

			14,027

		Construction Materials — 0.4%
69		Anhui Conch Cement Co. Ltd., (China), Class H	377
21		CSR Ltd., (Australia)	82
9		Eagle Materials, Inc.	921
2		HeidelbergCement AG, (Germany)	204

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2018 (Unaudited) (continued)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
		Construction Materials — continued
26		Ibstock plc, (United Kingdom), Reg. S (e)	103
8		Imerys SA, (France)	764
8		LafargeHolcim Ltd. (Registered), (Switzerland) (a)	477
22		LafargeHolcim Ltd. (Registered), (Switzerland) (a)	1,188
4		Martin Marietta Materials, Inc.	810
7		Taiheiyo Cement Corp., (Japan)	236
5		Vulcan Materials Co.	543

			5,705

		Containers & Packaging — 0.5%
9		AptarGroup, Inc.	818
1		Avery Dennison Corp.	82
32		Ball Corp.	1,254
28		Crown Holdings, Inc. (a)	1,434
36		Graphic Packaging Holding Co.	546
1		International Paper Co.	28
2		Owens-Illinois, Inc. (a)	52
2		Sealed Air Corp.	68
35		WestRock Co.	2,229

			6,511

		Metals & Mining — 1.0%
1		Alcoa Corp. (a)	40
301		Alrosa PJSC, (Russia)	482
12		Anglo American plc, (United Kingdom)	270
39		ArcelorMittal, (Luxembourg)	1,225
5		Aurubis AG, (Germany)	448
94		BHP Billiton Ltd., (Australia)	2,075
15		BlueScope Steel Ltd., (Australia)	171
60		Eregli Demir ve Celik Fabrikalari TAS, (Turkey)	159
25		Evraz plc, (Russia)	150
59		Fortescue Metals Group Ltd., (Australia)	197
13		Freeport-McMoRan, Inc. (a)	234
267		Glencore plc, (Switzerland) (a)	1,328
63		Hoa Phat Group JSC, (Vietnam) (a)	166
4		Jastrzebska Spolka Weglowa SA, (Poland) (a)	91
13		KAZ Minerals plc, (Kazakhstan) (a)	162
8		KGHM Polska Miedz SA, (Poland)	205
6		Kumba Iron Ore Ltd., (South Africa)	148
14		Magnitogorsk Iron & Steel Works PJSC, (Russia), Reg. S, GDR	136
77		Metalurgica Gerdau SA (Preference), (Brazil)	166
31		MMC Norilsk Nickel PJSC, (Russia), ADR	580
1		Newmont Mining Corp.	42
28		Nippon Light Metal Holdings Co. Ltd., (Japan)	76
34		Northern Star Resources Ltd., (Australia)	164
57		Outokumpu OYJ, (Finland)	390
47		Regis Resources Ltd., (Australia)	164
30		Rio Tinto Ltd., (United Kingdom)	1,676
36		Rio Tinto plc, (United Kingdom)	1,842
12		Severstal PJSC, (Russia), Reg. S, GDR	181
297		South32 Ltd., (Australia)	746
43		St Barbara Ltd., (Australia)	133
176		United Co. RUSAL plc, (Russia)	107
67		Vale SA, (Brazil), ADR (a)	852
64		Vedanta Ltd., (India)	271

			15,077

		Paper & Forest Products — 0.1%
13		Fibria Celulose SA, (Brazil)	248
13		KapStone Paper and Packaging Corp.	442
42		Oji Holdings Corp., (Japan)	270
25		UPM-Kymmene OYJ, (Finland) (a)	914

			1,874

		Total Materials	43,194

		Real Estate — 3.1%
		Equity Real Estate Investment Trusts (REITs) — 2.6%
6		Acadia Realty Trust	142
–	(h)	Alexandria Real Estate Equities, Inc.	15
2		American Campus Communities, Inc.	66
27		American Homes 4 Rent, Class A	543
4		American Tower Corp.	524
5		Americold Realty Trust	92
–	(h)	Apartment Investment & Management Co., Class A	16
18		AvalonBay Communities, Inc.	2,931
7		Boston Properties, Inc.	841
49		Brandywine Realty Trust	771
39		Brixmor Property Group, Inc.	594
4		CoreSite Realty Corp.	355
28		Corporate Office Properties Trust	718
1		Crown Castle International Corp.	72
3		CubeSmart	71
16		CyrusOne, Inc.	801
57		Dexus, (Australia)	414
14		Digital Realty Trust, Inc.	1,442
11		Douglas Emmett, Inc.	408
1		Duke Realty Corp.	21
10		EastGroup Properties, Inc.	839
5		Equinix, Inc.	2,114

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2018 (Unaudited) (continued)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
		Equity Real Estate Investment Trusts (REITs) — continued
1		Equity Commonwealth (a)	40
7		Equity LifeStyle Properties, Inc.	654
29		Equity Residential	1,757
4		Essex Property Trust, Inc.	894
–	(h)	Extra Space Storage, Inc.	23
7		Federal Realty Investment Trust	829
1		GGP, Inc.	28
84		Goodman Group, (Australia)	547
15		HCP, Inc.	359
15		Highwoods Properties, Inc.	659
30		Host Hotels & Resorts, Inc.	567
45		Invitation Homes, Inc.	1,037
30		Iron Mountain, Inc.	987
6		JBG SMITH Properties	210
35		Kimco Realty Corp.	502
3		Life Storage, Inc.	224
–	(h)	Macerich Co. (The)	15
9		MGM Growth Properties LLC, Class A	237
19		Mid-America Apartment Communities, Inc.	1,744
13		National Retail Properties, Inc.	525
43		Outfront Media, Inc.	811
19		Park Hotels & Resorts, Inc.	503
25		Pebblebrook Hotel Trust	853
30		Prologis, Inc.	1,879
12		Public Storage	2,353
20		Rayonier, Inc.	686
1		Realty Income Corp.	31
–	(h)	Regency Centers Corp.	19
8		Rexford Industrial Realty, Inc.	225
61		RLJ Lodging Trust	1,192
2		SBA Communications Corp. (a)	346
1		Simon Property Group, Inc.	107
–	(h)	SL Green Realty Corp.	20
37		Sunstone Hotel Investors, Inc.	562
1		UDR, Inc.	20
1		Ventas, Inc.	41
68		VEREIT, Inc.	475
5		Vornado Realty Trust	321
5		Washington REIT	125
9		Welltower, Inc.	509
31		Weyerhaeuser Co.	1,096
15		Xenia Hotels & Resorts, Inc.	293

			38,095

		Real Estate Management & Development — 0.5%
24		Aroundtown SA, (Germany)	189
35		CBRE Group, Inc., Class A (a)	1,670
254		China Overseas Land & Investment Ltd., (China)	891
207		CK Asset Holdings Ltd., (Hong Kong)	1,747
211		Country Garden Holdings Co. Ltd., (China)	440
12		Fabege AB, (Sweden) (a)	254
7		Hemfosa Fastigheter AB, (Sweden)	82
6		HFF, Inc., Class A	308
21		Kerry Properties Ltd., (Hong Kong)	95
20		Leopalace21 Corp., (Japan)	163
30		Mitsui Fudosan Co. Ltd., (Japan)	725
5		Open House Co. Ltd., (Japan)	304
10		Realogy Holdings Corp.	275
10		Savills plc, (United Kingdom)	139
3		St Joe Co. (The) (a)	64
11		Willscot Corp., Class A (a)	152

			7,498

		Total Real Estate	45,593

		Telecommunication Services — 0.8%
		Diversified Telecommunication Services — 0.4%
20		AT&T, Inc.	707
35		Deutsche Telekom AG (Registered), (Germany)	576
22		Nippon Telegraph & Telephone Corp., (Japan)	1,027
71		Orange SA, (France)	1,210
3		Sunrise Communications Group AG, (Switzerland), Reg. S (a) (e)	212
376		Telecom Italia SpA, (Italy) (a)	357
37		Telefonica SA, (Spain)	371
33		Telenor ASA, (Norway)	761
25		Verizon Communications, Inc.	1,208

			6,429

		Wireless Telecommunication Services — 0.4%
23		KDDI Corp., (Japan)	590
37		Mobile TeleSystems PJSC, (Russia), ADR	424
22		NTT DOCOMO, Inc., (Japan)	551
1		SoftBank Group Corp., (Japan)	52
15		T-Mobile US, Inc. (a)	899
110		Turkcell Iletisim Hizmetleri A/S, (Turkey)	421
895		Vodafone Group plc, (United Kingdom)	2,450

			5,387

		Total Telecommunication Services	11,816

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2018 (Unaudited) (continued)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
		Utilities — 1.1%
		Electric Utilities — 0.9%
17		American Electric Power Co., Inc.	1,134
5		Duke Energy Corp.	422
10		Edison International	656
306		Enel SpA, (Italy)	1,870
1		Entergy Corp.	82
8		Eversource Energy	484
9		Exelon Corp.	338
2		FirstEnergy Corp.	60
140		Iberdrola SA, (Spain)	1,028
24		Kansai Electric Power Co., Inc. (The), (Japan)	305
15		Kyushu Electric Power Co., Inc., (Japan)	179
23		NextEra Energy, Inc.	3,748
4		PG&E Corp.	187
11		Portland General Electric Co.	448
2		PPL Corp.	60
8,306		RusHydro PJSC, (Russia)	111
62		Xcel Energy, Inc.	2,824

			13,936

		Gas Utilities — 0.0% (g)
9		Tokyo Gas Co. Ltd., (Japan)	244

		Independent Power and Renewable Electricity Producers — 0.1%
1		AES Corp.	14
5		Electric Power Development Co. Ltd., (Japan)	131
4		ERG SpA, (Italy)	98
5		NRG Energy, Inc.	157
15		Uniper SE, (Germany)	471

			871

		Multi-Utilities — 0.1%
3		CenterPoint Energy, Inc.	72
–	(h)	Consolidated Edison, Inc.	28
1		DTE Energy Co.	68
7		NorthWestern Corp.	394
6		Public Service Enterprise Group, Inc.	281
1		SCANA Corp.	51
2		Sempra Energy	167

			1,061

		Water Utilities — 0.0% (g)
–	(h)	American Water Works Co., Inc.	32
6		Cia de Saneamento de Minas Gerais-COPASA, (Brazil)	89

			121

		Total Utilities	16,233

		Total Common Stocks (Cost $630,275)	815,291

PRINCIPAL AMOUNT($)
Asset-Backed Securities — 3.0%
840		ABFC Trust, Series 2003-OPT1, Class M1, 2.91%, 02/25/2033 (z) (bb)	835
		ACE Securities Corp. Home Equity Loan Trust,
174		Series 2004-HE3, Class M3, 2.95%, 11/25/2034 (z) (bb)	174
531		Series 2004-OP1, Class M3, 3.75%, 04/25/2034 (z)	511
250		Series 2005-HE6, Class M1, 2.34%, 10/25/2035 (z) (bb)	248
		Air Canada Pass-Through Trust, (Canada),
28		Series 2013-1, Class A, 4.13%, 05/15/2025 (e)	29
2		Series 2015-1, Class A, 3.60%, 03/15/2027 (e)	2
142		Series 2017-1, Class AA, 3.30%, 01/15/2030 (e)	138
		Ally Auto Receivables Trust,
23		Series 2015-1, Class A3, 1.39%, 09/16/2019	23
266		Series 2017-2, Class A3, 1.78%, 08/16/2021	263
201		Series 2017-3, Class A3, 1.74%, 09/15/2021	199
200		Series 2018-1, Class A3, 2.31%, 06/15/2022	199
		American Airlines Pass-Through Trust,
11		Series 2011-1, Class A, 5.25%, 01/31/2021	11
140		Series 2013-2, Class A, 4.95%, 01/15/2023	145
48		Series 2017-1, Class AA, 3.65%, 02/15/2029	48
		American Credit Acceptance Receivables Trust,
49		Series 2017-3, Class A, 1.82%, 03/10/2020 (e)	49
148		Series 2018-1, Class A, 2.72%, 03/10/2021 (e)	148
240		American Express Credit Account Master Trust, Series 2017-1, Class A, 1.93%, 09/15/2022	237

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2018 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — continued
33	AmeriCredit Automobile Receivables, Series 2015-4, Class A3, 1.70%, 07/08/2020	33
	AmeriCredit Automobile Receivables Trust,
59	Series 2017-1, Class A3, 1.87%, 08/18/2021	58
72	Series 2017-2, Class A3, 1.98%, 12/20/2021	71
91	Series 2017-3, Class A3, 1.90%, 03/18/2022	90
117	Series 2017-4, Class A3, 2.04%, 07/18/2022	116
	Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates,
316	Series 2002-2, Class M3, 4.53%, 08/25/2032 (z) (bb)	313
391	Series 2003-9, Class M2, 4.72%, 09/25/2033 (z) (bb)	378
	Ameriquest Mortgage Securities, Inc. Asset-Backed Securities,
337	Series 2003-10, Class M1, 2.92%, 12/25/2033 (z) (bb)	333
297	Series 2003-10, Class M2, 4.42%, 12/25/2033 (z) (bb)	292
338	Series 2004-R1, Class M1, 2.67%, 02/25/2034 (z) (bb)	339
	Argent Securities, Inc. Asset-Backed Pass-Through Certificates,
514	Series 2004-W1, Class M3, 4.05%, 03/25/2034 (z) (bb)	506
97	Series 2004-W3, Class A3, 2.69%, 02/25/2034 (z) (bb)	95
33	Series 2004-W3, Class M3, 3.99%, 02/25/2034 (z) (bb)	31
643	Series 2004-W6, Class M4, 4.72%, 05/25/2034 (z) (bb)	644
311	Series 2004-W7, Class M9, 4.41%, 05/25/2034 (e) (z) (bb)	276
73	Ascentium Equipment Receivables Trust, Series 2017-1A, Class A3, 2.29%, 06/10/2021 (e)	72
499	Asset-Backed Securities Corp. Home Equity Loan Trust, Series 2004-HE1, Class M1, 2.83%, 01/15/2034 (z) (bb)	498
64	AXIS Equipment Finance Receivables IV LLC, Series 2016-1A, Class A, 2.21%, 11/20/2021 (e)	63
300	BA Credit Card Trust, Series 2015-A2, Class A, 1.36%, 09/15/2020	300
380	Bear Stearns Asset-Backed Securities Trust, Series 2004-2, Class M1, 3.07%, 08/25/2034 (z) (bb)	369
	BMW Vehicle Lease Trust,
185	Series 2017-1, Class A3, 1.98%, 05/20/2020	184
95	Series 2017-2, Class A3, 2.07%, 10/20/2020	94
119	British Airways Pass-Through Trust, (United Kingdom), Class AA, 3.80%, 09/20/2031 (e)	120
274	Business Jet Securities LLC, Series 2018-1, Class A, 4.34%, 02/15/2033 (e)	275
62	Cabela’s Credit Card Master Note Trust, Series 2015-2, Class A1, 2.25%, 07/17/2023	61
30	Capital Auto Receivables Asset Trust, Series 2015-2, Class A3, 1.73%, 09/20/2019	30
	CarMax Auto Owner Trust,
38	Series 2015-2, Class A3, 1.37%, 03/16/2020	38
249	Series 2017-1, Class A3, 1.98%, 11/15/2021	247
124	Series 2017-3, Class A3, 1.97%, 04/15/2022	122
91	Series 2017-4, Class A3, 2.11%, 10/17/2022	90
219	Series 2018-1, Class A3, 2.48%, 11/15/2022	217
	CDC Mortgage Capital Trust,
294	Series 2003-HE1, Class M1, 3.22%, 08/25/2033 (z)	293
5	Series 2003-HE3, Class M2, 4.50%, 11/25/2033 (z) (bb)	5
352	Chase Funding Loan Acquisition Trust, Series 2004-OPT1, Class M2, 3.37%, 06/25/2034 (z) (bb)	349
220	CHEC Loan Trust, Series 2004-2, Class M3, 3.12%, 04/25/2034 (z) (bb)	211
	Citibank Credit Card Issuance Trust,
200	Series 2014-A8, Class A8, 1.73%, 04/09/2020	200
250	Series 2016-A1, Class A1, 1.75%, 11/19/2021	246
	CNH Equipment Trust,
240	Series 2017-A, Class A3, 2.07%, 05/16/2022	237
113	Series 2017-B, Class A3, 1.86%, 09/15/2022	111
150	Series 2017-C, Class A3, 2.08%, 02/15/2023	148
86	Consumer Loan Underlying Bond Credit Trust, Series 2017-NP2, Class A, 2.55%, 01/16/2024 (e)	86

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2018 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — continued
72	Continental Airlines Pass-Through Trust, Series 2007-1, Class A, 5.98%, 04/19/2022	77
	Countrywide Asset-Backed Certificates,
91	Series 2003-BC6, Class M2, 3.60%, 10/25/2033 (z) (bb)	90
45	Series 2004-BC1, Class M3, 3.97%, 10/25/2033 (z) (bb)	41
345	Series 2004-SD2, Class M1, 2.49%, 06/25/2033 (e) (z) (bb)	342
750	Series 2005-12, Class M2, 2.36%, 02/25/2036 (z) (bb)	750
	CPS Auto Receivables Trust,
18	Series 2015-B, Class A, 1.65%, 11/15/2019 (e)	18
9	Series 2016-B, Class A, 2.07%, 11/15/2019 (e)	9
	Credit-Based Asset Servicing & Securitization LLC,
226	Series 2003-CB5, Class M2, 4.35%, 11/25/2033 (z) (bb)	219
666	Series 2004-CB4, Class A5, SUB, 6.78%, 05/25/2035	663
269	Series 2004-CB6, Class M3, 3.97%, 07/25/2035 (z) (bb)	263
26	CSFB Mortgage-Backed Pass-Through Certificates, Series 2002-HE4, Class AF, SUB, 5.51%, 08/25/2032 (bb)	26
	CWABS, Inc. Asset-Backed Certificates,
231	Series 2003-5, Class MF2, 5.22%, 11/25/2033 (z) (bb)	230
255	Series 2003-BC1, Class A1, 2.67%, 03/25/2033 (z) (bb)	251
	CWABS, Inc. Asset-Backed Certificates Trust,
386	Series 2004-5, Class M3, 3.60%, 07/25/2034 (z) (bb)	385
323	Series 2004-6, Class M2, 2.85%, 10/25/2034 (z) (bb)	320
100	Dell Equipment Finance Trust, Series 2017-1, Class A3, 2.14%, 04/22/2022 (e)	99
	Delta Air Lines Pass-Through Trust,
7	Series 2010-2, Class A, 4.95%, 05/23/2019	7
8	Series 2011-1, Class A, 5.30%, 04/15/2019	8
250	Discover Card Execution Note Trust, Series 2015-A3, Class A, 1.45%, 03/15/2021	249
	Drive Auto Receivables Trust,
142	Series 2017-3, Class B, 2.30%, 05/17/2021	142
32	Series 2017-BA, Class B, 2.20%, 05/15/2020 (e)	32
	DT Auto Owner Trust,
152	Series 2017-2A, Class B, 2.44%, 02/15/2021 (e)	152
61	Series 2017-3A, Class B, 2.40%, 05/17/2021 (e)	60
285	Series 2018-1A, Class A, 2.59%, 05/17/2021 (e)	285
950	Equity One Mortgage Pass-Through Trust, Series 2003-1, Class M1, 4.86%, 08/25/2033 (z) (bb)	951
279	Exeter Automobile Receivables Trust, Series 2018-1A, Class A, 2.21%, 05/17/2021 (e)	278
59	Fifth Third Auto Trust, Series 2015-1, Class A3, 1.42%, 03/16/2020	59
166	First Franklin Mortgage Loan Trust, Series 2006-FF8, Class IIA3, 2.02%, 07/25/2036 (z) (bb)	165
107	First Investors Auto Owner Trust, Series 2017-2A, Class A2, 2.27%, 07/15/2022 (e)	106
	Flagship Credit Auto Trust,
3	Series 2015-1, Class A, 1.63%, 06/15/2020 (e)	3
9	Series 2016-2, Class A1, 2.28%, 05/15/2020 (e)	9
80	Series 2017-2, Class B, 2.57%, 04/15/2023 (e)	79
92	Series 2017-3, Class A, 1.88%, 10/15/2021 (e)	91
	Ford Credit Auto Lease Trust,
213	Series 2017-A, Class A3, 1.88%, 04/15/2020	212
92	Series 2017-B, Class A3, 2.03%, 12/15/2020	91
	Ford Credit Auto Owner Trust,
9	Series 2015-A, Class A3, 1.28%, 09/15/2019	9
31	Series 2015-B, Class A3, 1.16%, 11/15/2019	30
65	Series 2015-C, Class A3, 1.41%, 02/15/2020	65
151	Series 2017-A, Class A3, 1.67%, 06/15/2021	149
	Fremont Home Loan Trust,
50	Series 2003-B, Class M2, 4.30%, 12/25/2033 (z) (bb)	48
967	Series 2004-A, Class M1, 2.70%, 01/25/2034 (z) (bb)	958

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2018 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — continued
140	GLS Auto Receivables Trust, Series 2016-1A, Class A, 2.73%, 10/15/2020 (e)	140
	GM Financial Automobile Leasing Trust,
19	Series 2015-3, Class A3, 1.69%, 03/20/2019	19
178	Series 2017-1, Class A3, 2.06%, 05/20/2020	177
40	Series 2017-3, Class A3, 2.01%, 11/20/2020	40
151	Series 2018-1, Class A4, 2.68%, 12/20/2021	150
108	GM Financial Consumer Automobile Receivables Trust, Series 2018-1, Class A3, 2.32%, 07/18/2022	107
126	GM Financial Consumer Automobile Trust, Series 2017-1A, Class A3, 1.78%, 10/18/2021 (e)	124
527	GSAMP Trust, Series 2004-NC2, Class B2, 5.25%, 10/25/2034 (e) (z) (bb)	418
25	Harley-Davidson Motorcycle Trust, Series 2015-2, Class A3, 1.30%, 03/16/2020	25
199	Hero Funding, (Cayman Islands), Series 2017-3A, Class A2, 3.95%, 09/20/2048 (e)	202
	Home Equity Asset Trust,
349	Series 2002-1, Class M2, 3.77%, 11/25/2032 (z) (bb)	331
447	Series 2004-3, Class M1, 2.73%, 08/25/2034 (z) (bb)	442
91	Series 2004-6, Class M2, 2.77%, 12/25/2034 (z) (bb)	89
174	Series 2007-2, Class 2A2, 2.06%, 07/25/2037 (z) (bb)	174
264	Home Equity Mortgage Loan Asset-Backed Trust, Series 2004-B, Class M3, 3.07%, 11/25/2034 (z) (bb)	262
	Honda Auto Receivables Owner Trust,
168	Series 2016-3, Class A3, 1.16%, 05/18/2020	167
60	Series 2017-3, Class A3, 1.79%, 09/20/2021	59
	Hyundai Auto Receivables Trust,
56	Series 2015-C, Class A3, 1.46%, 02/18/2020	56
169	Series 2017-A, Class A3, 1.76%, 08/16/2021	166
200	Series 2017-B, Class A3, 1.77%, 01/18/2022	197
	John Deere Owner Trust,
33	Series 2015-B, Class A3, 1.44%, 10/15/2019	33
71	Series 2017-B, Class A3, 1.82%, 10/15/2021	70
	Long Beach Mortgage Loan Trust,
422	Series 2001-2, Class M1, 2.71%, 07/25/2031 (z) (bb)	423
83	Series 2003-4, Class M2, 4.50%, 08/25/2033 (z) (bb)	84
67	MASTR Asset-Backed Securities Trust, Series 2004-OPT1, Class M2, 3.52%, 02/25/2034 (z) (bb)	65
184	Mercedes-Benz Auto Lease Trust, Series 2018-A, Class A3, 2.41%, 02/16/2021	183
	Merrill Lynch Mortgage Investors Trust,
574	Series 2002-NC1, Class M1, 2.92%, 05/25/2033 (z) (bb)	565
81	Series 2003-OPT1, Class M1, 2.85%, 07/25/2034 (z)	79
542	Series 2004-HE1, Class M2, 4.12%, 04/25/2035 (z) (bb)	536
346	Series 2005-FM1, Class M1, 2.59%, 05/25/2036 (z)	339
506	Series 2005-NC1, Class M2, 2.95%, 10/25/2035 (z) (bb)	498
	Morgan Stanley ABS Capital I, Inc. Trust,
164	Series 2004-NC2, Class M2, 3.67%, 12/25/2033 (z) (bb)	154
343	Series 2005-HE1, Class M3, 2.65%, 12/25/2034 (z) (bb)	317
199	Series 2005-HE1, Class M4, 2.95%, 12/25/2034 (z) (bb)	188
	Morgan Stanley Dean Witter Capital I, Inc. Trust,
334	Series 2002-AM3, Class A3, 2.85%, 02/25/2033 (z) (bb)	327
152	Series 2002-AM3, Class M1, 3.30%, 02/25/2033 (z) (bb)	152
	New Century Home Equity Loan Trust,
254	Series 2003-5, Class M1, SUB, 5.11%, 11/25/2033	253
456	Series 2003-6, Class M1, 2.95%, 01/25/2034 (z) (bb)	457
614	Series 2004-4, Class M1, 2.64%, 02/25/2035 (z) (bb)	609
250	Series 2005-1, Class M1, 2.55%, 03/25/2035 (z) (bb)	250
141	NextGear Floorplan Master Owner Trust, Series 2017-1A, Class A2, 2.54%, 04/18/2022 (e)	140
	Nissan Auto Lease Trust,
126	Series 2017-A, Class A3, 1.91%, 04/15/2020	125

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2018 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — continued
114	Series 2017-B, Class A3, 2.05%, 09/15/2020	113
	Nissan Auto Receivables Owner Trust,
37	Series 2015-C, Class A3, 1.37%, 05/15/2020	37
139	Series 2017-C, Class A3, 2.12%, 04/18/2022	137
	NovaStar Mortgage Funding Trust,
383	Series 2003-2, Class M2, 4.65%, 09/25/2033 (z) (bb)	380
194	Series 2003-3, Class M1, 3.00%, 12/25/2033 (z) (bb)	194
59	OneMain Financial Issuance Trust, Series 2015-2A, Class A, 2.57%, 07/18/2025 (e)	59
	Option One Mortgage Acceptance Corp. Asset-Backed Certificates,
656	Series 2003-4, Class M1, 2.89%, 07/25/2033 (z) (bb)	648
388	Series 2003-5, Class A3, 2.77%, 08/25/2033 (z) (bb)	379
708	Option One Mortgage Loan Trust, Series 2004-2, Class M2, 3.45%, 05/25/2034 (z) (bb)	673
500	Park Place Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2005-WCH1, Class M4, 3.12%, 01/25/2036 (z) (bb)	503
731	Pretium Mortgage Credit Partners I LLC, Series 2017-NPL5, Class A1, 3.33%, 12/30/2032 (e) (z)	730
	Prosper Marketplace Issuance Trust,
42	Series 2017-1A, Class A, 2.56%, 06/15/2023 (e)	42
55	Series 2017-2A, Class A, 2.41%, 09/15/2023 (e)	54
	RAMP Trust,
500	Series 2005-RS6, Class M4, 2.85%, 06/25/2035 (z) (bb)	501
1,000	Series 2006-RZ3, Class M1, 2.22%, 08/25/2036 (z) (bb)	976
610	RASC Trust, Series 2005-EMX1, Class M1, 2.52%, 03/25/2035 (z) (bb)	611
	Renaissance Home Equity Loan Trust,
570	Series 2003-2, Class A, 2.75%, 08/25/2033 (z) (bb)	557
1,355	Series 2003-2, Class M1, 3.11%, 08/25/2033 (z) (bb)	1,354
	Santander Drive Auto Receivables Trust,
200	Series 2017-2, Class A3, 1.87%, 12/15/2020	199
130	Series 2018-1, Class A3, 2.32%, 08/16/2021	130
280	Santander Retail Auto Lease Trust, Series 2018-A, Class A3, 2.93%, 05/20/2021 (e)	280
	Saxon Asset Securities Trust,
85	Series 2000-2, Class MF2, SUB, 8.66%, 07/25/2030 (bb)	70
8	Series 2003-1, Class AF6, SUB, 4.75%, 06/25/2033	8
198	Series 2003-2, Class M2, 4.50%, 06/25/2033 (z) (bb)	185
500	Series 2003-3, Class M1, 2.85%, 12/25/2033 (z) (bb)	483
486	Series 2004-2, Class MV2, 3.67%, 08/25/2035 (z) (bb)	487
44	SoFi Consumer Loan Program LLC, Series 2016-2, Class A, 3.09%, 10/27/2025 (e)	44
54	SoFi Professional Loan Program LLC, Series 2017-B, Class A1FX, 1.83%, 05/25/2040 (e)	54
367	Specialty Underwriting & Residential Finance Trust, Series 2003-BC4, Class M1, 2.77%, 11/25/2034 (z) (bb)	352
61	Spirit Airlines Pass-Through Trust, Series 2017-1, Class AA, 3.38%, 02/15/2030	59
254	Stanwich Mortgage Loan Co. LLC, Series 2017-NPA1, Class A1, SUB, 3.60%, 03/16/2022 (e) (bb)	255
	Structured Asset Investment Loan Trust,
86	Series 2003-BC3, Class M1, 3.30%, 04/25/2033 (z) (bb)	86
281	Series 2003-BC11, Class M1, 2.85%, 10/25/2033 (z) (bb)	280
59	Series 2004-6, Class M2, 3.82%, 07/25/2034 (z) (bb)	58
58	Series 2004-7, Class M1, 2.92%, 08/25/2034 (z) (bb)	54
299	Series 2004-7, Class M2, 3.00%, 08/25/2034 (z) (bb)	286
284	Series 2004-8, Class M2, 2.80%, 09/25/2034 (z) (bb)	283
133	Structured Asset Securities Corp. Trust, Series 2005-SC1, Class 1A1, 2.14%, 05/25/2031 (e) (z) (bb)	105
54	Toyota Auto Receivables Owner Trust, Series 2017-A, Class A3, 1.73%, 02/16/2021	53
	United Airlines Pass-Through Trust,
161	Series 2018-1, Class A, 3.70%, 03/01/2030	159
171	Series 2018-1, Class AA, 3.50%, 03/01/2030	169
37	VOLT LIV LLC, Series 2017-NPL1, Class A1, SUB, 3.50%, 02/25/2047 (e) (bb)	38

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2018 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — continued
60	VOLT LIX LLC, Series 2017-NPL6, Class A1, SUB, 3.25%, 05/25/2047 (e) (bb)	60
900	VOLT LVI LLC, Series 2017-NPL3, Class A1, SUB, 3.50%, 03/25/2047 (e)	905
101	VOLT LVII LLC, Series 2017-NPL4, Class A1, SUB, 3.38%, 04/25/2047 (e)	101
45	VOLT LVIII LLC, Series 2017-NPL5, Class A1, SUB, 3.38%, 05/28/2047 (e) (bb)	45
62	VOLT LXI LLC, Series 2017-NPL8, Class A1, SUB, 3.13%, 06/25/2047 (e) (bb)	62
41	VOLT XL LLC, Series 2015-NP14, Class A1, SUB, 4.37%, 11/27/2045 (e) (bb)	41
121	VOLT XXV LLC, Series 2015-NPL8, Class A1, SUB, 3.50%, 06/26/2045 (e)	121
194	Wells Fargo Home Equity Asset-Backed Securities Trust, Series 2004-2, Class M8A, 6.37%, 10/25/2034 (e) (z) (bb)	187
	Westlake Automobile Receivables Trust,
88	Series 2017-2A, Class A2A, 1.80%, 07/15/2020 (e)	88
424	Series 2018-1A, Class A2A, 2.24%, 12/15/2020 (e)	422
	World Financial Network Credit Card Master Trust,
224	Series 2017-A, Class A, 2.12%, 03/15/2024	221
496	Series 2018-A, Class A, 3.07%, 12/16/2024	497
	World Omni Auto Receivables Trust,
11	Series 2015-A, Class A3, 1.34%, 05/15/2020	11
58	Series 2015-B, Class A3, 1.49%, 12/15/2020	57
104	Series 2017-B, Class A3, 1.95%, 02/15/2023	102
	World Omni Automobile Lease Securitization Trust,
175	Series 2017-A, Class A3, 2.13%, 04/15/2020	174
178	Series 2018-A, Class A3, 2.83%, 07/15/2021	178

	Total Asset-Backed Securities (Cost $42,390)	44,110

Collateralized Mortgage Obligations — 6.3%
	Alternative Loan Trust,
366	Series 2004-27CB, Class A1, 6.00%, 12/25/2034	369
13	Series 2005-3CB, Class 1A4, 5.25%, 03/25/2035	13
77	Series 2005-20CB, Class 4A1, 5.25%, 07/25/2020	76
444	Series 2005-21CB, Class A17, 6.00%, 06/25/2035	442
	Banc of America Alternative Loan Trust,
47	Series 2004-6, Class 4A1, 5.00%, 07/25/2019	47
105	Series 2006-5, Class 3A1, 6.00%, 06/25/2046	105
	Bear Stearns ALT-A Trust,
38	Series 2004-6, Class 1A, 2.51%, 07/25/2034 (z)	38
397	Series 2005-4, Class 23A2, 3.69%, 05/25/2035 (z)	402
127	Series 2005-7, Class 12A3, 2.55%, 08/25/2035 (z)	126
	CHL Mortgage Pass-Through Trust,
573	Series 2005-HYB3, Class 2A1A, 3.41%, 06/20/2035 (z)	576
100	Series 2006-21, Class A14, 6.00%, 02/25/2037	90
730	Series 2006-HYB1, Class 2A2C, 3.28%, 03/20/2036 (z)	671
750	Series 2006-HYB2, Class 2A1B, 3.41%, 04/20/2036 (z)	690
242	Citigroup Mortgage Loan Trust, Series 2005-11, Class A2A, 3.63%, 10/25/2035 (z)	244
	Citigroup Mortgage Loan Trust, Inc.,
9	Series 2003-1, Class 3A4, 5.25%, 09/25/2033	9
281	Series 2005-4, Class A, 3.55%, 08/25/2035 (z)	279
22	CSFB Mortgage-Backed Pass-Through Certificates, Series 2003-27, Class 5A4, 5.25%, 11/25/2033	23
315	CVS Pass-Through Trust, 8.35%, 07/10/2031 (e)	387
86	FHLMC - GNMA, Series 31, Class Z, 8.00%, 04/25/2024	93
	FHLMC REMIC,
2	Series 1087, Class I Shares, 8.50%, 06/15/2021	2
1	Series 1136, Class H, 6.00%, 09/15/2021	1
34	Series 1617, Class PM, 6.50%, 11/15/2023	38
30	Series 1710, Class GH, 8.00%, 04/15/2024	33
20	Series 1732, Class K, 6.50%, 05/15/2024	22
31	Series 1843, Class Z, 7.00%, 04/15/2026	33
35	Series 2033, Class K, 6.05%, 08/15/2023	37
80	Series 2378, Class BD, 5.50%, 11/15/2031	88

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2018 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
55		Series 2455, Class GK, 6.50%, 05/15/2032	61
19		Series 2457, Class PE, 6.50%, 06/15/2032	21
49		Series 2473, Class JZ, 6.50%, 07/15/2032	54
75		Series 2575, Class PE, 5.50%, 02/15/2033	82
195		Series 2586, Class WG, 4.00%, 03/15/2033	200
–	(h)	Series 2594, Class OL, 5.00%, 04/15/2018	–	(h)
16		Series 2595, Class HO, 4.50%, 03/15/2023	16
2		Series 2627, Class KM, 4.50%, 06/15/2018	2
2		Series 2636, Class Z, 4.50%, 06/15/2018	2
2		Series 2651, Class VZ, 4.50%, 07/15/2018	2
70		Series 2673, Class PE, 5.50%, 09/15/2033	76
66		Series 2685, Class DT, 5.00%, 10/15/2023	69
23		Series 2686, Class GC, 5.00%, 10/15/2023	24
17		Series 2699, Class TC, 4.00%, 11/15/2018	17
15		Series 2715, Class NG, 4.50%, 12/15/2018	15
35		Series 2756, Class NA, 5.00%, 02/15/2024	37
6		Series 2764, Class OE, 4.50%, 03/15/2019	6
200		Series 2764, Class UG, 5.00%, 03/15/2034	215
24		Series 2773, Class CD, 4.50%, 04/15/2024	25
1		Series 2780, Class JA, 4.50%, 04/15/2019	1
8		Series 2783, Class AT, 4.00%, 04/15/2019	8
440		Series 2802, Class CD, 5.25%, 05/15/2034	465
3		Series 2809, Class UC, 4.00%, 06/15/2019	3
16		Series 2864, Class NB, 5.50%, 07/15/2033	16
19		Series 2877, Class AD, 4.00%, 10/15/2019	19
105		Series 2901, Class KB, 5.00%, 12/15/2034	114
11		Series 2910, Class BE, 4.50%, 12/15/2019	11
493		Series 2912, Class EH, 5.50%, 01/15/2035	535
9		Series 2922, Class GA, 5.50%, 05/15/2034	9
91		Series 2935, Class HJ, 5.00%, 02/15/2035	98
179		Series 2950, Class KZ, 4.50%, 03/15/2020	180
253		Series 2960, Class JH, 5.50%, 04/15/2035	274
57		Series 2988, Class TY, 5.50%, 06/15/2025	61
36		Series 2989, Class TG, 5.00%, 06/15/2025	38
475		Series 3017, Class ML, 5.00%, 08/15/2035	511
20		Series 3077, Class TO, PO, 04/15/2035	18
89		Series 3102, Class CE, 5.50%, 01/15/2026	93
26		Series 3121, Class JD, 5.50%, 03/15/2026	28
11		Series 3151, Class UC, 5.50%, 08/15/2035	11
9		Series 3200, PO, 08/15/2036	8
16		Series 3212, Class BK, 5.50%, 09/15/2036	18
64		Series 3213, Class PE, 6.00%, 09/15/2036	72
30		Series 3279, Class PE, 5.50%, 02/15/2037	32
6		Series 3349, Class DP, 6.00%, 09/15/2036	6
129		Series 3405, Class PE, 5.00%, 01/15/2038	138
83		Series 3413, Class B, 5.50%, 04/15/2037	88
100		Series 3523, Class EX, 5.00%, 04/15/2039	105
107		Series 3532, Class EB, 4.00%, 05/15/2024	109
100		Series 3534, Class MB, 4.00%, 05/15/2024	103
225		Series 3553, Class PG, 5.50%, 07/15/2039	243
187		Series 3564, Class NB, 5.00%, 08/15/2039	213
202		Series 3605, Class NC, 5.50%, 06/15/2037	222
50		Series 3622, Class WA, 5.50%, 09/15/2039	54
560		Series 3626, Class ME, 5.00%, 01/15/2040	617
10		Series 3647, Class GA, 5.00%, 11/15/2028	10
69		Series 3653, Class HJ, 5.00%, 04/15/2040	74

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2018 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
151	Series 3662, Class PJ, 5.00%, 04/15/2040	162
89	Series 3662, Class QB, 5.00%, 03/15/2038	95
200	Series 3677, Class KB, 4.50%, 05/15/2040	209
52	Series 3688, Class GT, 7.31%, 11/15/2046 (z)	59
166	Series 3710, Class GB, 4.00%, 08/15/2025	170
8	Series 3747, Class HI, IO, 4.50%, 07/15/2037	–	(h)
130	Series 3748, Class D, 4.00%, 11/15/2039	134
114	Series 3755, Class MU, 4.00%, 11/15/2030	115
168	Series 3768, Class MB, 4.00%, 12/15/2039	173
150	Series 3795, Class PD, 4.50%, 01/15/2040	158
104	Series 3811, Class PA, 5.00%, 09/15/2040	110
391	Series 3816, Class HA, 3.50%, 11/15/2025	399
208	Series 3827, Class BM, 5.50%, 08/15/2039	216
30	Series 3842, Class PH, 4.00%, 04/15/2041	31
400	Series 3845, Class QY, 4.00%, 04/15/2026	415
80	Series 3852, Class TP, IF, 5.50%, 05/15/2041 (z)	84
192	Series 3859, Class JB, 5.00%, 05/15/2041	205
176	Series 3873, Class MJ, 4.00%, 06/15/2041	181
142	Series 3895, Class BF, 2.28%, 07/15/2041 (z)	144
328	Series 3898, Class KH, 3.50%, 06/15/2026	334
17	Series 3902, Class MA, 4.50%, 07/15/2039	17
362	Series 3910, Class CT, 4.00%, 12/15/2039	374
144	Series 3929, Class MC, 1.75%, 12/15/2034	142
1,000	Series 3951, Class ME, 4.00%, 11/15/2041	1,045
569	Series 3959, Class PB, 3.00%, 11/15/2026	566
175	Series 3962, Class KD, 3.00%, 10/15/2026	173
141	Series 4026, Class HB, 3.50%, 04/15/2042	140
280	Series 4026, Class MQ, 4.00%, 04/15/2042	292
210	Series 4031, Class AB, 5.50%, 06/15/2037	230
207	Series 4034, Class PJ, 2.00%, 03/15/2042	199
351	Series 4064, Class AY, 3.00%, 06/15/2027	345
320	Series 4068, Class PE, 3.00%, 06/15/2042	302
128	Series 4097, Class DC, 1.50%, 06/15/2041	120
64	Series 4119, Class KE, 1.75%, 10/15/2032	60
712	Series 4163, Class CW, 3.50%, 04/15/2040	716
74	Series 4180, Class ME, 2.50%, 10/15/2042	72
3,136	Series 4199, Class FB, 2.08%, 05/15/2040 (z)	3,147
218	Series 4203, Class BN, 3.00%, 04/15/2033	213
377	Series 4217, Class F, 2.13%, 06/15/2043 (z)	376
182	Series 4219, Class JA, 3.50%, 08/15/2039	185
550	Series 4238, Class UY, 3.00%, 08/15/2033	530
192	Series 4243, Class AE, 4.00%, 08/15/2043	199
350	Series 4384, Class LB, 3.50%, 08/15/2043	353
800	Series 4471, Class JB, 3.50%, 09/15/2043	803
2,687	Series 4494, Class KA, 3.75%, 10/15/2042	2,759
360	Series 4565, Class DM, 3.00%, 02/15/2042	360
272	Series 4566, Class CA, 3.00%, 01/15/2043	272
148	Series 4592, Class WT, 5.50%, 06/15/2046	162
461	Series 4631, Class G, 2.50%, 07/15/2045	447
6,345	Series 4648, Class FA, 2.28%, 01/15/2047 (z)	6,423
4,344	Series 4661, Class AC, 4.00%, 04/15/2043	4,483
1,728	Series 4685, Class PA, 3.00%, 11/15/2044	1,721
2,062	Series 4735, Class FB, 2.13%, 12/15/2047 (z)	2,068
2,810	Series 4764, Class NK, 3.50%, 09/15/2043	2,861

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2018 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	FHLMC STRIPS,
133	Series 263, Class F5, 2.28%, 06/15/2042 (z)	134
272	Series 284, Class 300, 3.00%, 10/15/2042	269
89	FHLMC Structured Pass-Through Securities Certificates, Series T-54, Class 2A, 6.50%, 02/25/2043	101
	FNMA REMIC,
1	Series 1990-7, Class B, 8.50%, 01/25/2020	1
1	Series 1990-76, Class G, 7.00%, 07/25/2020	1
6	Series 1990-106, Class J, 8.50%, 09/25/2020	6
1	Series 1991-73, Class A, 8.00%, 07/25/2021	1
18	Series 1992-112, Class GB, 7.00%, 07/25/2022	19
7	Series 1992-195, Class C, 7.50%, 10/25/2022	7
270	Series 1993-226, Class PK, 6.00%, 12/25/2023	301
33	Series 1998-37, Class VZ, 6.00%, 06/17/2028	35
62	Series 1998-66, Class B, 6.50%, 12/25/2028	65
68	Series 2002-55, Class PG, 5.50%, 09/25/2032	74
70	Series 2002-82, Class PE, 6.00%, 12/25/2032	77
15	Series 2003-21, Class OU, 5.50%, 03/25/2033	16
246	Series 2003-29, Class BY, 5.50%, 04/25/2033	267
204	Series 2003-48, Class GH, 5.50%, 06/25/2033	223
17	Series 2003-58, Class AD, 3.25%, 07/25/2033	17
8	Series 2003-63, Class PE, 3.50%, 07/25/2033	8
103	Series 2003-67, Class KE, 5.00%, 07/25/2033	110
46	Series 2003-78, Class B, 5.00%, 08/25/2023	48
7	Series 2003-81, Class LC, 4.50%, 09/25/2018	7
16	Series 2003-83, Class PG, 5.00%, 06/25/2023	16
21	Series 2003-110, Class WA, 4.00%, 08/25/2033	21
32	Series 2004-36, Class PC, 5.50%, 02/25/2034	32
100	Series 2004-92, Class TB, 5.50%, 12/25/2034	111
56	Series 2005-5, Class CK, 5.00%, 01/25/2035	61
20	Series 2005-18, Class EG, 5.00%, 03/25/2025	21
4	Series 2005-23, Class TG, 5.00%, 04/25/2035	4
42	Series 2005-29, Class WC, 4.75%, 04/25/2035	44
53	Series 2005-38, Class TB, 6.00%, 11/25/2034	53
43	Series 2005-58, Class EP, 5.50%, 07/25/2035	46
33	Series 2005-68, Class BC, 5.25%, 06/25/2035	33
691	Series 2005-70, Class KP, 5.00%, 06/25/2035	757
631	Series 2005-104, Class UE, 5.50%, 12/25/2035	695
37	Series 2007-13, Class H, 5.50%, 03/25/2037	40
448	Series 2007-30, Class MB, 4.25%, 04/25/2037	466
356	Series 2007-61, Class PE, 5.50%, 07/25/2037	386
18	Series 2007-65, Class KI, IF, IO, 4.75%, 07/25/2037 (z)	2
158	Series 2007-84, Class P, 5.00%, 08/25/2037	167
547	Series 2008-22, Class AB, 5.00%, 04/25/2048	578
104	Series 2008-61, Class GB, 5.50%, 07/25/2038	109
46	Series 2008-65, Class CD, 4.50%, 08/25/2023	47
61	Series 2009-15, Class AC, 5.50%, 03/25/2029	67
224	Series 2009-19, Class PW, 4.50%, 10/25/2036	233
131	Series 2009-19, Class TD, 5.00%, 08/25/2036	142
19	Series 2009-22, Class EG, 5.00%, 07/25/2035	19
13	Series 2009-37, Class KI, IF, IO, 4.13%, 06/25/2039 (z)	1
41	Series 2009-50, Class PT, 5.87%, 05/25/2037 (z)	45
114	Series 2009-60, Class DE, 5.00%, 08/25/2029	121
314	Series 2009-71, Class JT, 6.00%, 06/25/2036	347

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2018 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
228	Series 2009-73, Class HJ, 6.00%, 09/25/2039	251
276	Series 2009-80, Class KH, 5.00%, 10/25/2039	295
16	Series 2009-86, Class IP, IO, 5.50%, 10/25/2039	3
48	Series 2009-86, Class OT, PO, 10/25/2037	42
65	Series 2009-112, Class ST, IF, IO, 4.38%, 01/25/2040 (z)	9
756	Series 2010-9, Class ME, 5.00%, 02/25/2040	835
108	Series 2010-9, Class PE, 4.50%, 10/25/2039	111
32	Series 2010-35, Class SB, IF, IO, 4.55%, 04/25/2040 (z)	4
600	Series 2010-38, Class KC, 4.50%, 04/25/2040	639
400	Series 2010-45, Class BL, 4.50%, 05/25/2040	415
103	Series 2010-64, Class DM, 5.00%, 06/25/2040	110
168	Series 2010-85, Class NJ, 4.50%, 08/25/2040	176
200	Series 2010-103, Class PJ, 4.50%, 09/25/2040	213
327	Series 2010-137, Class XP, 4.50%, 10/25/2040	342
234	Series 2010-141, Class AL, 4.00%, 12/25/2040	241
61	Series 2011-22, Class MA, 6.50%, 04/25/2038	64
350	Series 2011-33, Class GD, 3.50%, 04/25/2031	357
147	Series 2011-40, Class KA, 3.50%, 03/25/2026	149
450	Series 2011-41, Class KL, 4.00%, 05/25/2041	453
375	Series 2011-43, Class B, 3.50%, 05/25/2031	375
686	Series 2011-50, Class LP, 4.00%, 06/25/2041	695
650	Series 2011-52, Class KB, 5.50%, 06/25/2041	722
530	Series 2011-52, Class LB, 5.50%, 06/25/2041	584
267	Series 2011-53, Class DT, 4.50%, 06/25/2041	278
109	Series 2011-85, Class KP, 7.00%, 09/25/2051	125
85	Series 2011-99, Class CV, 4.50%, 03/25/2026	89
558	Series 2011-104, Class KY, 4.00%, 03/25/2039	570
24	Series 2011-111, Class EA, 5.00%, 12/25/2038	24
325	Series 2011-112, Class PB, 4.00%, 11/25/2041	332
194	Series 2011-113, Class MC, 4.00%, 12/25/2040	197
295	Series 2011-114, Class B, 3.50%, 11/25/2041	300
500	Series 2011-126, Class KB, 4.00%, 12/25/2041	522
704	Series 2011-130, Class KB, 4.00%, 12/25/2041	720
450	Series 2011-132, Class PE, 4.50%, 12/25/2041	472
1,064	Series 2012-16, Class GC, 2.50%, 11/25/2041	1,026
163	Series 2012-20, Class TD, 4.50%, 02/25/2042	170
168	Series 2012-29, Class PA, 4.00%, 07/25/2041	170
112	Series 2012-50, Class HB, 4.00%, 03/25/2042	115
152	Series 2012-83, Class TN, 5.00%, 08/25/2042	161
200	Series 2012-136, Class DL, 3.50%, 12/25/2042	203
85	Series 2012-137, Class CF, 2.17%, 08/25/2041 (z)	84
185	Series 2012-147, Class WN, 4.50%, 01/25/2033	196
215	Series 2013-31, Class NC, 3.00%, 04/25/2043	207
369	Series 2013-74, Class HP, 3.00%, 10/25/2037	362
165	Series 2013-83, Class CA, 3.50%, 10/25/2037	167
331	Series 2013-94, Class CV, 3.50%, 07/25/2033	337
250	Series 2013-101, Class E, 3.00%, 10/25/2033	243
328	Series 2013-104, Class CY, 5.00%, 10/25/2043	360
200	Series 2014-1, Class DU, 2.50%, 02/25/2029	188
200	Series 2014-2, Class PX, 4.50%, 01/25/2041	216
200	Series 2014-56, Class VH, 3.50%, 09/25/2034	201
250	Series 2014-58, Class VM, 4.00%, 08/25/2033	261

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2018 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
310	Series 2016-5, Class KB, 2.50%, 02/25/2046	271
516	Series 2016-59, Class CA, 3.50%, 09/25/2043	522
611	Series 2016-64, Class FA, 2.37%, 09/25/2046 (z)	617
937	Series 2016-95, Class UH, 3.50%, 02/25/2045	953
5,328	Series 2017-41, Class ME, 3.00%, 05/25/2053	5,291
15	Series G92-35, Class E, 7.50%, 07/25/2022	16
14	FNMA STRIPS, Series 293, Class 1, PO, 12/25/2024	14
	GNMA,
78	Series 2002-22, Class CD, 6.50%, 05/17/2031	79
75	Series 2003-62, Class BG, 5.00%, 07/20/2033	81
358	Series 2003-65, Class AL, 5.50%, 08/20/2033	398
115	Series 2003-66, Class HD, 5.50%, 08/20/2033	125
445	Series 2004-16, Class AE, 5.50%, 02/20/2034	486
145	Series 2004-16, Class EC, 5.50%, 02/20/2034	167
240	Series 2005-11, Class PL, 5.00%, 02/20/2035	255
82	Series 2005-13, Class AE, 5.00%, 09/20/2034	85
176	Series 2005-13, Class BG, 5.00%, 02/20/2035	193
155	Series 2005-48, Class CY, 5.00%, 06/20/2035	169
282	Series 2005-54, Class JE, 5.00%, 07/20/2035	306
94	Series 2006-1, Class LE, 5.50%, 06/20/2035	103
459	Series 2006-7, Class ND, 5.50%, 08/20/2035	508
260	Series 2006-50, Class JD, 5.00%, 09/20/2036	287
153	Series 2006-69, Class MB, 5.50%, 12/20/2036	164
102	Series 2007-33, Class LE, 5.50%, 06/20/2037	111
130	Series 2007-35, Class NE, 6.00%, 06/16/2037	149
117	Series 2007-79, Class BL, 5.75%, 08/20/2037	127
161	Series 2008-20, Class HC, 5.75%, 06/16/2037	170
30	Series 2008-23, Class YA, 5.25%, 03/20/2038	32
92	Series 2008-26, Class JP, 5.25%, 03/20/2038	99
155	Series 2008-33, Class PB, 5.50%, 04/20/2038	172
688	Series 2008-47, Class P, 5.50%, 06/16/2038	776
114	Series 2008-58, Class ZT, 6.50%, 07/20/2038	143
24	Series 2008-62, Class SA, IF, IO, 4.33%, 07/20/2038 (z)	3
267	Series 2008-63, Class PE, 5.50%, 07/20/2038	298
24	Series 2008-68, Class PQ, 5.50%, 04/20/2038	25
168	Series 2008-76, Class PD, 5.75%, 09/20/2038	184
43	Series 2008-76, Class US, IF, IO, 4.08%, 09/20/2038 (z)	5
64	Series 2008-95, Class DS, IF, IO, 5.48%, 12/20/2038 (z)	10
301	Series 2009-42, Class CD, 5.00%, 06/20/2039	330
438	Series 2009-47, Class LT, 5.00%, 06/20/2039	477
44	Series 2009-72, Class SM, IF, IO, 4.46%, 08/16/2039 (z)	6
120	Series 2009-106, Class ST, IF, IO, 4.18%, 02/20/2038 (z)	15
6	Series 2010-14, Class QP, 6.00%, 12/20/2039	6
85	Series 2010-157, Class OP, PO, 12/20/2040	71
205	Series 2010-158, Class EP, 4.50%, 12/16/2040	218
54	Series 2011-97, Class WA, 6.10%, 11/20/2038 (z)	60
176	Series 2015-H20, Class FA, 2.04%, 08/20/2065 (z)	176
443	Series 2015-H26, Class FG, 2.09%, 10/20/2065 (z)	445
590	Series 2017-162, Class PL, 3.00%, 10/20/2047	542
	GSR Mortgage Loan Trust,
17	Series 2004-6F, Class 2A4, 5.50%, 05/25/2034	17
7	Series 2004-8F, Class 2A3, 6.00%, 09/25/2034	7

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2018 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Impac CMB Trust,
637	Series 2004-9, Class 1A1, 2.63%, 01/25/2035 (z)	627
429	Series 2005-5, Class A4, 2.63%, 08/25/2035 (z)	385
881	Series 2005-8, Class 1AM, 2.57%, 02/25/2036 (z)	806
820	Series 2007-A, Class M3, 4.12%, 05/25/2037 (e) (z) (bb)	673
	JP Morgan Mortgage Trust,
45	Series 2006-A2, Class 5A3, 3.59%, 11/25/2033 (z)	46
29	Series 2007-A1, Class 5A5, 3.69%, 07/25/2035 (z)	30
243	LSTAR Securities Investment Ltd., (Cayman Islands), Series 2017-7, Class A, 3.41%, 10/01/2022 (e) (z)	242
279	MASTR Adjustable Rate Mortgages Trust, Series 2004-3, Class 3A2, 3.60%, 04/25/2034 (z)	282
	MASTR Alternative Loan Trust,
3	Series 2004-5, Class 5A1, 4.75%, 06/25/2019	3
299	Series 2004-6, Class 7A1, 6.00%, 07/25/2034	306
351	Series 2004-6, Class 8A1, 5.50%, 07/25/2034	360
372	Series 2005-6, Class 1A2, 5.50%, 12/25/2035	357
	MASTR Asset Securitization Trust,
11	Series 2003-11, Class 8A1, 5.50%, 12/25/2033	11
	Merrill Lynch Mortgage Investors Trust,
24	Series 2003-F, Class A1, 2.51%, 10/25/2028 (z)	23
30	Series 2004-B, Class A1, 2.37%, 05/25/2029 (z)	30
161	Merrill Lynch Mortgage Investors Trust MLMI, Series 2005-A5, Class A9, 3.19%, 06/25/2035 (z)	161
43	Morgan Stanley Mortgage Loan Trust, Series 2004-3, Class 4A, 5.66%, 04/25/2034 (z)	45
4	PHH Mortgage Trust, Series 2008-CIM2, Class 5A1, 6.00%, 07/25/2038	4
3	Prime Mortgage Trust, Series 2004-2, Class A2, 4.75%, 11/25/2019	3
63	Provident Funding Mortgage Loan Trust, Series 2005-2, Class 2A1A, 3.63%, 10/25/2035 (z)	63
2	RALI Trust, Series 2004-QS3, Class CB, 5.00%, 03/25/2019	2
83	Residential Asset Securitization Trust, Series 2004-A6, Class A1, 5.00%, 08/25/2019	83
3	RFMSI Trust, Series 2007-S9, Class 2A1, 5.50%, 09/25/2022	3
40	SACO I, Inc., Series 1997-2, Class 1A5, 7.00%, 08/25/2036 (e)	40
	Sequoia Mortgage Trust,
57	Series 2004-11, Class A1, 2.42%, 12/20/2034 (z)	56
401	Series 2007-3, Class 1A1, 2.02%, 07/20/2036 (z)	382
	Structured Asset Mortgage Investments II Trust,
23	Series 2003-AR4, Class A1, 2.51%, 01/19/2034 (z)	23
138	Series 2005-AR2, Class 2A1, 2.33%, 05/25/2045 (z)	128
9	Structured Asset Securities Corp., Series 2003-37A, Class 2A, 3.40%, 12/25/2033 (z)	9
40	Thornburg Mortgage Securities Trust, Series 2004-4, Class 3A, 3.03%, 12/25/2044 (z)	40
484	Vendee Mortgage Trust, Series 2003-2, Class Z, 5.00%, 05/15/2033	514
	WaMu Mortgage Pass-Through Certificates Trust,
1	Series 2003-S6, Class 2A1, 5.00%, 07/25/2018	1
17	Series 2003-AR9, Class 1A6, 3.34%, 09/25/2033 (z)	18
400	Series 2005-AR3, Class A1, 3.64%, 03/25/2035 (z)	393
440	Series 2005-AR10, Class 1A4, 3.32%, 09/25/2035 (z)	449
611	Series 2006-AR17, Class 1A1A, 2.01%, 12/25/2046 (z)	600
527	Series 2007-HY3, Class 3A3, 3.36%, 03/25/2037 (z)	492
	Wells Fargo Mortgage-Backed Securities Trust,
298	Series 2004-N, Class A6, 3.48%, 08/25/2034 (z)	301
77	Series 2004-P, Class 2A1, 3.54%, 09/25/2034 (z)	79
9	Series 2004-EE, Class 3A1, 3.79%, 12/25/2034 (z)	9
60	Series 2006-AR2, Class 2A3, 3.75%, 03/25/2036 (z)	61

	Total Collateralized Mortgage Obligations (Cost $91,716)	91,748

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2018 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Commercial Mortgage-Backed Securities — 1.0%
100	BB-UBS Trust, Series 2012-SHOW, Class A, 3.43%, 11/05/2036 (e)	99
500	BX Commercial Mortgage Trust, Series 2018-BIOA, Class D, 2.97%, 03/15/2037 (e) (z)	497
37	CD Commercial Mortgage Trust, Series 2005-CD1, Class E, 5.24%, 07/15/2044 (z) (bb)	37
	FHLMC, Multifamily Structured Pass-Through Certificates,
129	Series K038, Class A2, 3.39%, 03/25/2024	132
250	Series K049, Class A2, 3.01%, 07/25/2025	249
400	Series K060, Class A2, 3.30%, 10/25/2026	403
218	Series K066, Class A2, 3.12%, 06/25/2027	216
364	Series K070, Class A2, 3.30%, 11/25/2027 (z)	366
218	Series K072, Class A2, 3.44%, 12/25/2027	221
502	Series K073, Class A2, 3.35%, 01/25/2028	505
250	Series K727, Class AM, 3.04%, 07/25/2024	249
650	Series K729, Class A2, 3.14%, 10/25/2024	647
183	Series KF12, Class A, 2.57%, 09/25/2022 (z)	183
63	Series KJ02, Class A2, 2.60%, 09/25/2020	63
231	Series KJ11, Class A2, 2.93%, 01/25/2023	230
388	Series KJ18, Class A2, 3.07%, 08/25/2022	391
500	Series KPLB, Class A, 2.77%, 05/25/2025	485
	FNMA ACES,
400	Series 2011-M4, Class A2, 3.73%, 06/25/2021	410
188	Series 2013-M7, Class A2, 2.28%, 12/27/2022	183
336	Series 2013-M13, Class A2, 2.38%, 04/25/2023 (z)	331
495	Series 2014-M1, Class A2, 3.19%, 07/25/2023 (z)	501
355	Series 2014-M2, Class A2, 3.51%, 12/25/2023 (z)	364
550	Series 2014-M4, Class A2, 3.35%, 03/25/2024 (z)	561
255	Series 2014-M13, Class A2, 3.02%, 08/25/2024 (z)	255
556	Series 2015-M1, Class A2, 2.53%, 09/25/2024	539
411	Series 2017-M12, Class A2, 3.08%, 06/25/2027 (z)	405
275	Series 2017-M13, Class A2, 2.94%, 09/25/2027 (z)	268
288	Series 2018-M3, Class A2, 3.19%, 02/25/2030	282
	FREMF Mortgage Trust,
200	Series 2015-K44, Class B, 3.68%, 01/25/2048 (e) (z) (bb)	195
220	Series 2016-K722, Class B, 3.84%, 07/25/2049 (e) (z)	222
750	Series 2017-KF40, Class B, 4.37%, 11/25/2027 (e) (z) (bb)	756
156	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2007-LD11, Class AM, 5.95%, 06/15/2049 (z)	158
130	LB Commercial Mortgage Trust, Series 2007-C3, Class AJ, 6.09%, 07/15/2044 (z)	132
250	LB-UBS Commercial Mortgage Trust, Series 2007-C6, Class AJ, 6.22%, 07/15/2040 (z)	256
96	ML-CFC Commercial Mortgage Trust, Series 2006-4, Class XC, IO, 0.51%, 12/12/2049 (e) (z) (bb)	–	(h)
250	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C14, Class A3, 3.67%, 02/15/2047	254
	Morgan Stanley Capital I Trust,
282	Series 2006-HQ10, Class AJ, 5.39%, 11/12/2041 (z)	282
1,022	Series 2007-HQ11, Class X, IO, 0.33%, 02/12/2044 (e) (z) (bb)	1
1,000	Series 2007-T27, Class C, 5.93%, 06/11/2042 (e) (z) (bb)	1,058
76	PFP Ltd., (Cayman Islands), Series 2015-2, Class A, 3.24%, 07/14/2034 (e) (z)	76
114	UBS-Barclays Commercial Mortgage Trust, Series 2013-C6, Class A4, 3.24%, 04/10/2046	115
250	VNDO Mortgage Trust, Series 2013-PENN, Class A, 3.81%, 12/13/2029 (e)	255
183	Wachovia Bank Commercial Mortgage Trust, Series 2007-C31, Class AJ, 5.66%, 04/15/2047 (z)	187
	WFRBS Commercial Mortgage Trust,
500	Series 2011-C3, Class A4, 4.38%, 03/15/2044 (e)	517
200	Series 2012-C6, Class A4, 3.44%, 04/15/2045	202

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2018 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Commercial Mortgage-Backed Securities — continued
	Total Commercial Mortgage-Backed Securities (Cost $13,801)	13,738

Convertible Bond — 0.0% (g)
	Consumer Discretionary — 0.0% (g)
	Media — 0.0% (g)
70	DISH Network Corp., 3.38%, 08/15/2026 (Cost $76)	68

Corporate Bonds — 11.7%
	Consumer Discretionary — 1.9%
	Auto Components — 0.2%
200	Adient Global Holdings Ltd., 4.88%, 08/15/2026 (e)	189
	Allison Transmission, Inc.,
120	4.75%, 10/01/2027 (e)	113
50	5.00%, 10/01/2024 (e)	50
	American Axle & Manufacturing, Inc.,
304	6.25%, 04/01/2025	303
159	6.25%, 03/15/2026	158
233	6.50%, 04/01/2027	233
105	Cooper-Standard Automotive, Inc., 5.63%, 11/15/2026 (e)	105
85	Dana Financing Luxembourg SARL, 5.75%, 04/15/2025 (e)	86
465	Dana, Inc., 6.00%, 09/15/2023	480
130	Delphi Technologies plc, 5.00%, 10/01/2025 (e)	125
	Goodyear Tire & Rubber Co. (The),
167	4.88%, 03/15/2027	161
111	5.00%, 05/31/2026	108
195	5.13%, 11/15/2023	196
290	Icahn Enterprises LP, 6.38%, 12/15/2025	291
75	Tenneco, Inc., 5.00%, 07/15/2026	73
112	TI Group Automotive Systems LLC, (United Kingdom), 8.75%, 07/15/2023 (e)	118

		2,789

	Automobiles — 0.1%
102	Daimler Finance North America LLC, (Germany), 8.50%, 01/18/2031	148
250	Fiat Chrysler Automobiles NV, (United Kingdom), 5.25%, 04/15/2023	256
280	Ford Motor Co., 6.63%, 10/01/2028	321
287	General Motors Co., 6.60%, 04/01/2036	329
200	Jaguar Land Rover Automotive plc, (United Kingdom), 4.50%, 10/01/2027 (e)	188
200	Nissan Motor Acceptance Corp., 2.60%, 09/28/2022 (e)	194
175	Tesla, Inc., 5.30%, 08/15/2025 (e)	153

		1,589

	Distributors — 0.0% (g)
	Global Partners LP,
55	6.25%, 07/15/2022	55
40	7.00%, 06/15/2023	40

		95

	Diversified Consumer Services — 0.0% (g)
	Service Corp. International,
100	4.63%, 12/15/2027	97
95	7.50%, 04/01/2027	109
85	Sotheby’s, 4.88%, 12/15/2025 (e)	80

		286

	Hotels, Restaurants & Leisure — 0.4%
150	1011778 BC ULC, (Canada), 5.00%, 10/15/2025 (e)	143
	Boyd Gaming Corp.,
100	6.38%, 04/01/2026	105
190	6.88%, 05/15/2023	200
92	Boyne USA, Inc., 7.25%, 05/01/2025 (e) (w)	94
60	CCM Merger, Inc., 6.00%, 03/15/2022 (e)	61
20	Cedar Fair LP, 5.38%, 06/01/2024	20
115	Downstream Development Authority of the Quapaw Tribe of Oklahoma, 10.50%, 02/15/2023 (e)	118
	Eldorado Resorts, Inc.,
90	6.00%, 04/01/2025	91
50	7.00%, 08/01/2023	53
143	Gateway Casinos & Entertainment Ltd., (Canada), 8.25%, 03/01/2024 (e)	152
55	GLP Capital LP, 5.38%, 04/15/2026	56
165	Golden Nugget, Inc., 8.75%, 10/01/2025 (e)	171
45	Hilton Domestic Operating Co., Inc., 4.25%, 09/01/2024	44
45	Hilton Grand Vacations Borrower LLC, 6.13%, 12/01/2024	48
	Hilton Worldwide Finance LLC,
115	4.63%, 04/01/2025	115
60	4.88%, 04/01/2027	59
300	International Game Technology plc, 6.50%, 02/15/2025 (e)	321
155	Interval Acquisition Corp., 5.63%, 04/15/2023	159
112	IRB Holding Corp., 6.75%, 02/15/2026 (e)	110

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2018 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Hotels, Restaurants & Leisure — continued
	Jack Ohio Finance LLC,
165	6.75%, 11/15/2021 (e)	170
105	10.25%, 11/15/2022 (e)	115
150	McDonald’s Corp., 4.88%, 07/15/2040	163
	MGM Resorts International,
1,190	4.63%, 09/01/2026	1,137
54	7.75%, 03/15/2022	60
	Sabre GLBL, Inc.,
225	5.25%, 11/15/2023 (e)	227
55	5.38%, 04/15/2023 (e)	56
	Scientific Games International, Inc.,
145	5.00%, 10/15/2025 (e)	141
110	10.00%, 12/01/2022	118
145	Seminole Hard Rock Entertainment, Inc., 5.88%, 05/15/2021 (e)	145
60	Six Flags Entertainment Corp., 5.50%, 04/15/2027 (e)	59
124	Station Casinos LLC, 5.00%, 10/01/2025 (e)	118
75	VOC Escrow Ltd., 5.00%, 02/15/2028 (e)	71
49	Wyndham Hotels & Resorts, Inc., 5.38%, 04/15/2026 (e) (w)	49
	Wyndham Worldwide Corp.,
9	4.15%, 04/01/2024	9
13	4.50%, 04/01/2027	13
8	5.10%, 10/01/2025	8
200	Wynn Las Vegas LLC, 5.50%, 03/01/2025 (e)	201

		4,980

	Household Durables — 0.1%
103	American Greetings Corp., 7.88%, 02/15/2025 (e)	104
250	DR Horton, Inc., 2.55%, 12/01/2020	246
	Lennar Corp.,
5	4.75%, 11/15/2022	5
340	4.75%, 05/30/2025	335
130	Mattamy Group Corp., (Canada), 6.50%, 10/01/2025 (e)	131
80	New Home Co., Inc. (The), 7.25%, 04/01/2022	83
	Tempur Sealy International, Inc.,
145	5.50%, 06/15/2026	139
195	5.63%, 10/15/2023	196
105	Toll Brothers Finance Corp., 4.35%, 02/15/2028	99

		1,338

	Internet & Direct Marketing Retail — 0.0% (g)
100	Amazon.com, Inc., 3.88%, 08/22/2037 (e)	99
	Netflix, Inc.,
35	4.38%, 11/15/2026	33
240	4.88%, 04/15/2028 (e)	231

		363

	Leisure Products — 0.1%
	Mattel, Inc.,
35	3.15%, 03/15/2023	30
207	6.75%, 12/31/2025 (e)	202
230	Vista Outdoor, Inc., 5.88%, 10/01/2023	215

		447

	Media — 0.9%
250	21st Century Fox America, Inc., 6.75%, 01/09/2038	327
	Altice Financing SA, (Luxembourg),
250	6.63%, 02/15/2023 (e)	248
200	7.50%, 05/15/2026 (e)	196
	Altice Luxembourg SA, (Luxembourg),
200	7.63%, 02/15/2025 (e)	171
200	7.75%, 05/15/2022 (e)	186
275	Altice US Finance I Corp., 5.50%, 05/15/2026 (e)	268
	AMC Entertainment Holdings, Inc.,
260	5.75%, 06/15/2025	256
60	6.13%, 05/15/2027	59
	AMC Networks, Inc.,
155	4.75%, 08/01/2025	149
215	5.00%, 04/01/2024	213
208	CBS Corp., 4.00%, 01/15/2026	205
202	Charter Communications Operating LLC, 4.91%, 07/23/2025	206
219	Cinemark USA, Inc., 4.88%, 06/01/2023	216
	Clear Channel Worldwide Holdings, Inc.,
1,135	Series B, 6.50%, 11/15/2022	1,155
570	Series B, 7.63%, 03/15/2020	569
	Comcast Corp.,
900	3.00%, 02/01/2024	876
133	3.38%, 08/15/2025	130
39	4.00%, 11/01/2049	37
97	4.05%, 11/01/2052	91
39	Cox Communications, Inc., 4.60%, 08/15/2047 (e)	37
	CSC Holdings LLC,
560	5.38%, 02/01/2028 (e)	529
285	6.63%, 10/15/2025 (e)	294
200	10.88%, 10/15/2025 (e)	235

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2018 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Media — continued
47	Discovery Communications LLC, 4.38%, 06/15/2021	48
	DISH DBS Corp.,
450	5.00%, 03/15/2023	406
325	5.88%, 07/15/2022	310
1,075	5.88%, 11/15/2024	958
60	7.75%, 07/01/2026	57
	Gray Television, Inc.,
60	5.13%, 10/15/2024 (e)	58
85	5.88%, 07/15/2026 (e)	83
275	iHeartCommunications, Inc., 9.00%, 12/15/2019 (d)	217
	Lamar Media Corp.,
30	5.38%, 01/15/2024	31
135	5.75%, 02/01/2026	140
	Live Nation Entertainment, Inc.,
45	4.88%, 11/01/2024 (e)	44
18	5.63%, 03/15/2026 (e)	18
70	Meredith Corp., 6.88%, 02/01/2026 (e)	72
65	Midcontinent Communications, 6.88%, 08/15/2023 (e)	68
	Nexstar Broadcasting, Inc.,
85	5.63%, 08/01/2024 (e)	83
310	6.13%, 02/15/2022 (e)	319
200	Outfront Media Capital LLC, 5.63%, 02/15/2024	201
230	Quebecor Media, Inc., (Canada), 5.75%, 01/15/2023	236
165	Regal Entertainment Group, 5.75%, 06/15/2023	171
	Sinclair Television Group, Inc.,
120	5.13%, 02/15/2027 (e)	111
160	5.63%, 08/01/2024 (e)	159
	Sirius XM Radio, Inc.,
15	5.00%, 08/01/2027 (e)	14
915	5.38%, 04/15/2025 (e)	908
50	5.38%, 07/15/2026 (e)	49
25	6.00%, 07/15/2024 (e)	26
265	TEGNA, Inc., 6.38%, 10/15/2023	275
125	Time Warner Cable LLC, 7.30%, 07/01/2038	149
150	Time Warner Entertainment Co. LP, 8.38%, 07/15/2033	195
	Univision Communications, Inc.,
60	5.13%, 05/15/2023 (e)	57
65	5.13%, 02/15/2025 (e)	61
565	UPCB Finance IV Ltd., (Netherlands), 5.38%, 01/15/2025 (e)	545
11	Viacom, Inc., 3.88%, 04/01/2024	11
	Videotron Ltd., (Canada),
130	5.13%, 04/15/2027 (e)	128
190	5.38%, 06/15/2024 (e)	196
	WMG Acquisition Corp.,
230	4.88%, 11/01/2024 (e)	228
49	5.50%, 04/15/2026 (e)	49
194	5.63%, 04/15/2022 (e)	199

		13,533

	Multiline Retail — 0.0% (g)
140	Dollar Tree, Inc., 5.75%, 03/01/2023	146
26	JC Penney Corp., Inc., 8.63%, 03/15/2025 (e)	25
34	Macy’s Retail Holdings, Inc., 6.90%, 04/01/2029	37
	Neiman Marcus Group Ltd. LLC,
85	8.00%, 10/15/2021 (e)	54
105	8.75%, (PIK), 10/15/2021 (e) (v)	61

		323

	Specialty Retail — 0.1%
120	Advance Auto Parts, Inc., 4.50%, 12/01/2023	124
103	AutoZone, Inc., 3.75%, 06/01/2027	101
175	L Brands, Inc., 6.75%, 07/01/2036	168
365	Lowe’s Cos., Inc., 3.38%, 09/15/2025	362
	O’Reilly Automotive, Inc.,
100	3.55%, 03/15/2026	98
62	3.60%, 09/01/2027	60
60	Party City Holdings, Inc., 6.13%, 08/15/2023 (e)	61
145	Penske Automotive Group, Inc., 5.50%, 05/15/2026	142
	PetSmart, Inc.,
225	5.88%, 06/01/2025 (e)	163
210	7.13%, 03/15/2023 (e)	119
70	8.88%, 06/01/2025 (e)	40
450	Staples, Inc., 8.50%, 09/15/2025 (e)	416

		1,854

	Textiles, Apparel & Luxury Goods — 0.0% (g)
185	Hanesbrands, Inc., 4.88%, 05/15/2026 (e)	179

	Total Consumer Discretionary	27,776

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2018 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Consumer Staples — 0.6%
	Beverages — 0.1%
	Anheuser-Busch InBev Finance, Inc., (Belgium),
1,200	3.30%, 02/01/2023	1,200
100	3.65%, 02/01/2026	100
500	4.70%, 02/01/2036	528
129	Anheuser-Busch InBev Worldwide, Inc., (Belgium), 4.44%, 10/06/2048	130
94	Brown-Forman Corp., 4.50%, 07/15/2045	102
100	Molson Coors Brewing Co., 2.25%, 03/15/2020	98

		2,158

	Food & Staples Retailing — 0.2%
530	Albertsons Cos. LLC, 6.63%, 06/15/2024	475
333	CVS Health Corp., 4.78%, 03/25/2038	337
	Kroger Co. (The),
25	5.40%, 07/15/2040	26
250	Series B, 7.70%, 06/01/2029	316
180	New Albertsons LP, 8.70%, 05/01/2030	159
135	Rite Aid Corp., 6.13%, 04/01/2023 (e)	136
	SUPERVALU, Inc.,
195	6.75%, 06/01/2021	192
275	7.75%, 11/15/2022	265
56	Sysco Corp., 3.75%, 10/01/2025	57
200	Walgreens Boots Alliance, Inc., 3.80%, 11/18/2024	197

		2,160

	Food Products — 0.2%
200	Bunge Ltd. Finance Corp., 8.50%, 06/15/2019	212
200	Campbell Soup Co., 3.95%, 03/15/2025	199
100	Cargill, Inc., 3.30%, 03/01/2022 (e)	101
114	Conagra Brands, Inc., 3.20%, 01/25/2023	113
90	Dean Foods Co., 6.50%, 03/15/2023 (e)	86
110	Dole Food Co., Inc., 7.25%, 06/15/2025 (e)	113
200	General Mills, Inc., 3.20%, 02/10/2027	185
	JBS USA LUX SA, (Brazil),
480	5.75%, 06/15/2025 (e)	455
107	6.75%, 02/15/2028 (e)	102
	Kellogg Co.,
66	3.25%, 05/21/2018	66
100	Series B, 7.45%, 04/01/2031	131
100	Kraft Heinz Foods Co., 6.88%, 01/26/2039	123
54	McCormick & Co., Inc., 3.15%, 08/15/2024	52
	Mead Johnson Nutrition Co., (United Kingdom),
38	4.13%, 11/15/2025	39
150	5.90%, 11/01/2039	182
	Pilgrim’s Pride Corp.,
28	5.75%, 03/15/2025 (e)	27
141	5.88%, 09/30/2027 (e)	133
	Post Holdings, Inc.,
60	5.50%, 03/01/2025 (e)	59
335	5.63%, 01/15/2028 (e)	320
95	5.75%, 03/01/2027 (e)	94
85	TreeHouse Foods, Inc., 6.00%, 02/15/2024 (e)	86

		2,878

	Household Products — 0.1%
	Central Garden & Pet Co.,
50	5.13%, 02/01/2028	47
150	6.13%, 11/15/2023	157
145	Energizer Holdings, Inc., 5.50%, 06/15/2025 (e)	146
165	HRG Group, Inc., 7.75%, 01/15/2022	172
100	Kimberly-Clark Corp., 6.63%, 08/01/2037	137
55	Kronos Acquisition Holdings, Inc., (Canada), 9.00%, 08/15/2023 (e)	52
125	Spectrum Brands, Inc., 5.75%, 07/15/2025	127

		838

	Personal Products — 0.0% (g)
125	Coty, Inc., 6.50%, 04/15/2026 (e)	126
40	Prestige Brands, Inc., 6.38%, 03/01/2024 (e)	41
150	Revlon Consumer Products Corp., 6.25%, 08/01/2024	92

		259

	Tobacco — 0.0% (g)
68	BAT Capital Corp., (United Kingdom), 4.39%, 08/15/2037 (e)	67
300	Philip Morris International, Inc., 3.38%, 08/11/2025	295

		362

	Total Consumer Staples	8,655

	Energy — 1.2%
	Energy Equipment & Services — 0.2%
300	Baker Hughes a GE Co. LLC, 2.77%, 12/15/2022	294
	Bristow Group, Inc.,
19	6.25%, 10/15/2022	16
29	8.75%, 03/01/2023 (e)	29
	CSI Compressco LP,
55	7.25%, 08/15/2022	52
25	7.50%, 04/01/2025 (e)	25

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2018 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Energy Equipment & Services — continued
	Diamond Offshore Drilling, Inc.,
55	4.88%, 11/01/2043	39
34	7.88%, 08/15/2025	34
	Ensco plc,
20	4.50%, 10/01/2024	16
64	5.20%, 03/15/2025	52
34	7.75%, 02/01/2026	31
	Halliburton Co.,
100	3.50%, 08/01/2023	100
125	8.75%, 02/15/2021	143
200	KCA Deutag UK Finance plc, (United Kingdom), 9.88%, 04/01/2022 (e)	208
	Nabors Industries, Inc.,
50	4.63%, 09/15/2021	48
128	5.75%, 02/01/2025 (e)	121
	Noble Holding International Ltd., (United Kingdom),
8	5.25%, 03/15/2042	5
18	7.75%, 01/15/2024	17
67	7.88%, 02/01/2026 (e)	66
20	Parker Drilling Co., 6.75%, 07/15/2022	16
	Precision Drilling Corp., (Canada),
90	5.25%, 11/15/2024	84
7	6.50%, 12/15/2021	7
62	7.13%, 01/15/2026 (e)	62
105	7.75%, 12/15/2023	109
	Rowan Cos., Inc.,
6	4.75%, 01/15/2024	5
35	4.88%, 06/01/2022	32
22	7.38%, 06/15/2025	20
140	Shelf Drilling Holdings Ltd., (United Arab Emirates), 8.25%, 02/15/2025 (e)	140
75	Transocean Proteus Ltd., 6.25%, 12/01/2024 (e)	76
	Transocean, Inc.,
97	6.80%, 03/15/2038	76
162	7.50%, 01/15/2026 (e)	160
59	7.50%, 04/15/2031	52
78	9.00%, 07/15/2023 (e)	83
55	9.35%, 12/15/2041	54
40	Trinidad Drilling Ltd., (Canada), 6.63%, 02/15/2025 (e)	37
140	Unit Corp., 6.63%, 05/15/2021	140
25	USA Compression Partners LP, 6.88%, 04/01/2026 (e)	25
	Weatherford International Ltd.,
60	4.50%, 04/15/2022	50
31	7.00%, 03/15/2038	22
35	9.88%, 02/15/2024	32

		2,578

	Oil, Gas & Consumable Fuels — 1.0%
35	Alta Mesa Holdings LP, 7.88%, 12/15/2024	36
	Andeavor Logistics LP,
40	4.25%, 12/01/2027	39
35	5.25%, 01/15/2025	36
28	6.25%, 10/15/2022 (bb)	29
155	Antero Midstream Partners LP, 5.38%, 09/15/2024	156
	Antero Resources Corp.,
114	5.00%, 03/01/2025	114
275	5.63%, 06/01/2023	281
282	Apache Corp., 3.25%, 04/15/2022	279
61	APT Pipelines Ltd., (Australia), 4.25%, 07/15/2027 (e)	61
105	Athabasca Oil Corp., (Canada), 9.88%, 02/24/2022 (e)	105
25	Baytex Energy Corp., (Canada), 5.63%, 06/01/2024 (e)	22
175	Blue Racer Midstream LLC, 6.13%, 11/15/2022 (e)	178
	Buckeye Partners LP,
144	4.35%, 10/15/2024	144
50	(ICE LIBOR USD 3 Month + 4.02%), 6.38%, 01/22/2078 (aa)	49
36	California Resources Corp., 8.00%, 12/15/2022 (e)	28
65	Callon Petroleum Co., 6.13%, 10/01/2024	66
5	Calumet Specialty Products Partners LP, 7.75%, 04/15/2023	5
150	Canadian Natural Resources Ltd., (Canada), 6.45%, 06/30/2033	179
	Carrizo Oil & Gas, Inc.,
115	6.25%, 04/15/2023	115
105	8.25%, 07/15/2025	110
	Cenovus Energy, Inc., (Canada),
50	3.80%, 09/15/2023	49
100	6.75%, 11/15/2039	115
	Cheniere Corpus Christi Holdings LLC,
50	5.13%, 06/30/2027	50
245	5.88%, 03/31/2025	256
40	Cheniere Energy Partners LP, 5.25%, 10/01/2025 (e)	39
	Chesapeake Energy Corp.,
164	8.00%, 12/15/2022 (e)	173
133	8.00%, 06/15/2027 (e)	127

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2018 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Oil, Gas & Consumable Fuels — continued
107	Chevron Corp., 2.90%, 03/03/2024	105
60	CITGO Petroleum Corp., 6.25%, 08/15/2022 (e)	59
200	CNOOC Nexen Finance 2014 ULC, (China), 4.25%, 04/30/2024	203
20	CNX Midstream Partners LP, 6.50%, 03/15/2026 (e)	20
100	ConocoPhillips, 6.50%, 02/01/2039	131
	Continental Resources, Inc.,
170	4.50%, 04/15/2023	172
330	4.90%, 06/01/2044	316
55	Covey Park Energy LLC, 7.50%, 05/15/2025 (e)	55
	Crestwood Midstream Partners LP,
55	5.75%, 04/01/2025	54
80	6.25%, 04/01/2023	81
	DCP Midstream Operating LP,
145	3.88%, 03/15/2023	140
65	6.75%, 09/15/2037 (e)	71
115	Delek Logistics Partners LP, 6.75%, 05/15/2025 (e)	116
116	Ecopetrol SA, (Colombia), 5.38%, 06/26/2026	121
	Encana Corp., (Canada),
35	6.63%, 08/15/2037	42
50	7.38%, 11/01/2031	63
	Energy Transfer Equity LP,
40	4.25%, 03/15/2023	39
25	5.50%, 06/01/2027	25
125	5.88%, 01/15/2024	129
	Energy Transfer LP,
95	4.05%, 03/15/2025	93
100	6.63%, 10/15/2036	111
	EnLink Midstream Partners LP,
150	4.15%, 06/01/2025	145
150	4.40%, 04/01/2024	150
	Enterprise Products Operating LLC,
51	3.70%, 02/15/2026	50
33	3.90%, 02/15/2024	33
100	4.85%, 03/15/2044	105
150	5.10%, 02/15/2045	163
	EP Energy LLC,
114	8.00%, 11/29/2024 (e)	114
184	8.00%, 02/15/2025 (e)	123
115	9.38%, 05/01/2024 (e)	82
	Genesis Energy LP,
45	5.63%, 06/15/2024	43
45	6.00%, 05/15/2023	44
35	6.75%, 08/01/2022	36
	Gulfport Energy Corp.,
275	6.38%, 01/15/2026	261
55	6.63%, 05/01/2023	56
85	Halcon Resources Corp., 6.75%, 02/15/2025	84
35	Hess Infrastructure Partners LP, 5.63%, 02/15/2026 (e)	34
113	Hilcorp Energy I LP, 5.00%, 12/01/2024 (e)	111
60	Holly Energy Partners LP, 6.00%, 08/01/2024 (e)	61
50	Jupiter Resources, Inc., (Canada), 8.50%, 10/01/2022 (e)	23
200	Kerr-McGee Corp., 7.88%, 09/15/2031	264
5	Laredo Petroleum, Inc., 5.63%, 01/15/2022	5
	Magellan Midstream Partners LP,
150	4.25%, 02/01/2021	153
125	5.15%, 10/15/2043	136
	Marathon Oil Corp.,
47	2.80%, 11/01/2022	45
135	6.60%, 10/01/2037	163
105	Martin Midstream Partners LP, 7.25%, 02/15/2021	105
	MEG Energy Corp., (Canada),
18	6.38%, 01/30/2023 (e)	15
146	6.50%, 01/15/2025 (e)	142
346	7.00%, 03/31/2024 (e)	285
	MPLX LP,
63	3.38%, 03/15/2023	62
330	5.50%, 02/15/2023	339
	Newfield Exploration Co.,
55	5.38%, 01/01/2026	57
60	5.75%, 01/30/2022	63
25	NGPL PipeCo LLC, 4.88%, 08/15/2027 (e)	25
	Noble Energy, Inc.,
100	4.95%, 08/15/2047	104
30	5.63%, 05/01/2021	31
75	NuStar Logistics LP, 5.63%, 04/28/2027	73
235	Oasis Petroleum, Inc., 6.88%, 01/15/2023	238
136	Occidental Petroleum Corp., 3.50%, 06/15/2025	136
200	ONEOK Partners LP, 4.90%, 03/15/2025	209
	Parsley Energy LLC,
70	5.25%, 08/15/2025 (e)	69
58	5.38%, 01/15/2025 (e)	58
60	5.63%, 10/15/2027 (e)	60

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2018 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Oil, Gas & Consumable Fuels — continued
135	PBF Holding Co. LLC, 7.25%, 06/15/2025	140
40	PBF Logistics LP, 6.88%, 05/15/2023	41
35	Peabody Energy Corp., 6.00%, 03/31/2022 (e)	36
	Petroleos Mexicanos, (Mexico),
29	4.88%, 01/18/2024	29
92	5.35%, 02/12/2028 (e)	90
117	6.88%, 08/04/2026	129
105	Phillips 66, 3.90%, 03/15/2028	105
	Plains All American Pipeline LP,
20	3.85%, 10/15/2023	19
300	4.65%, 10/15/2025	302
230	QEP Resources, Inc., 5.63%, 03/01/2026	217
343	Range Resources Corp., 4.88%, 05/15/2025	318
	RSP Permian, Inc.,
25	5.25%, 01/15/2025	26
85	6.63%, 10/01/2022	89
265	Sabine Pass Liquefaction LLC, 6.25%, 03/15/2022	287
41	Sanchez Energy Corp., 7.75%, 06/15/2021	38
	SemGroup Corp.,
70	5.63%, 07/15/2022	68
45	5.63%, 11/15/2023	42
55	7.25%, 03/15/2026	55
138	Seven Generations Energy Ltd., (Canada), 5.38%, 09/30/2025 (e)	132
	SM Energy Co.,
102	5.00%, 01/15/2024	95
205	5.63%, 06/01/2025	194
	Southwestern Energy Co.,
45	4.10%, 03/15/2022	43
100	6.70%, 01/23/2025	97
35	7.50%, 04/01/2026	35
195	7.75%, 10/01/2027	199
150	Statoil ASA, (Norway), 3.95%, 05/15/2043	151
	Summit Midstream Holdings LLC,
30	5.50%, 08/15/2022	30
100	5.75%, 04/15/2025	95
100	Suncor Energy, Inc., (Canada), 5.95%, 12/01/2034	121
240	Sunoco Logistics Partners Operations LP, 5.50%, 02/15/2020	249
	Sunoco LP,
65	4.88%, 01/15/2023 (e)	62
65	5.50%, 02/15/2026 (e)	63
10	5.88%, 03/15/2028 (e)	10
	Tallgrass Energy Partners LP,
65	5.50%, 09/15/2024 (e)	66
105	5.50%, 01/15/2028 (e)	106
	Targa Resources Partners LP,
290	4.25%, 11/15/2023	278
80	5.00%, 01/15/2028 (e)	76
105	5.13%, 02/01/2025	105
35	5.38%, 02/01/2027	35
65	6.75%, 03/15/2024	69
180	TerraForm Power Operating LLC, 5.00%, 01/31/2028 (e)	171
171	Total Capital Canada Ltd., (France), 2.75%, 07/15/2023	166
28	Total Capital International SA, (France), 3.75%, 04/10/2024	29
32	TransMontaigne Partners LP, 6.13%, 02/15/2026	32
	Ultra Resources, Inc.,
256	6.88%, 04/15/2022 (e)	223
98	7.13%, 04/15/2025 (e)	80
45	Western Gas Partners LP, 4.50%, 03/01/2028	45
	Whiting Petroleum Corp.,
140	5.75%, 03/15/2021	141
70	6.63%, 01/15/2026 (e)	71
85	WildHorse Resource Development Corp., 6.88%, 02/01/2025	85
	Williams Cos., Inc. (The),
65	3.70%, 01/15/2023	63
55	5.75%, 06/24/2044	58
45	7.75%, 06/15/2031	55
71	Williams Partners LP, 4.85%, 03/01/2048	70
250	WPX Energy, Inc., 8.25%, 08/01/2023	280

		15,453

	Total Energy	18,031

	Financials — 2.1%
	Banks — 0.9%
300	ABN AMRO Bank NV, (Netherlands), 2.65%, 01/19/2021 (e)	295
250	Australia & New Zealand Banking Group Ltd., (Australia), 2.63%, 11/09/2022	243
200	Banco Santander SA, (Spain), 3.13%, 02/23/2023	194
	Bank of America Corp.,
141	(ICE LIBOR USD 3 Month + 0.79%), 3.00%, 12/20/2023 (e) (aa)	138
60	(ICE LIBOR USD 3 Month + 1.16%), 3.12%, 01/20/2023 (aa)	59

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2018 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Banks — continued
90	3.30%, 01/11/2023	90
800	(ICE LIBOR USD 3 Month + 1.58%), 3.82%, 01/20/2028 (aa)	790
390	Series K, (ICE LIBOR USD 3 Month + 3.63%), 5.40%, 04/30/2018 (x) (y) (aa)	390
100	Series L, 3.95%, 04/21/2025	99
1,063	4.13%, 01/22/2024	1,094
110	Series AA, (ICE LIBOR USD 3 Month + 3.90%), 6.10%, 03/17/2025 (x) (y) (aa)	116
	Bank of Nova Scotia (The), (Canada),
200	2.70%, 03/07/2022	196
150	2.80%, 07/21/2021	149
300	Barclays Bank plc, (United Kingdom), 2.65%, 01/11/2021	296
200	Barclays plc, (United Kingdom), 3.68%, 01/10/2023	198
300	Branch Banking & Trust Co., 2.25%, 06/01/2020	295
300	Capital One Bank USA NA, 3.38%, 02/15/2023	292
	CIT Group, Inc.,
115	5.00%, 08/01/2023	118
42	5.25%, 03/07/2025	43
22	6.13%, 03/09/2028	23
	Citigroup, Inc.,
110	2.15%, 07/30/2018	110
500	(ICE LIBOR USD 3 Month + 0.95%), 2.88%, 07/24/2023 (aa)	487
250	(ICE LIBOR USD 3 Month + 1.15%), 3.52%, 10/27/2028 (aa)	241
600	(ICE LIBOR USD 3 Month + 1.56%), 3.89%, 01/10/2028 (aa)	596
75	5.88%, 02/22/2033	86
110	(ICE LIBOR USD 3 Month + 4.07%), 5.95%, 01/30/2023 (x) (y) (aa)	113
27	6.68%, 09/13/2043	35
200	Commonwealth Bank of Australia, (Australia), 4.50%, 12/09/2025 (e)	202
300	Cooperatieve Rabobank UA, (Netherlands), 2.75%, 01/10/2023	292
300	Discover Bank, 3.35%, 02/06/2023	295
	Fifth Third Bancorp,
40	2.88%, 07/27/2020	40
115	8.25%, 03/01/2038	165
800	HSBC Holdings plc, (United Kingdom), 4.25%, 03/14/2024	804
200	ING Groep NV, (Netherlands), 3.95%, 03/29/2027	198
200	Lloyds Banking Group plc, (United Kingdom), 3.75%, 01/11/2027	193
	Mitsubishi UFJ Financial Group, Inc., (Japan),
59	3.00%, 02/22/2022	58
200	3.78%, 03/02/2025	200
300	National Australia Bank Ltd., (Australia), 2.50%, 01/12/2021	295
297	PNC Financial Services Group, Inc. (The), 3.90%, 04/29/2024	300
200	Regions Financial Corp., 2.75%, 08/14/2022	194
165	Royal Bank of Canada, (Canada), 2.75%, 02/01/2022	163
600	Royal Bank of Scotland Group plc, (United Kingdom), 5.13%, 05/28/2024	610
200	Standard Chartered plc, (United Kingdom), 5.20%, 01/26/2024 (e)	207
207	Sumitomo Mitsui Financial Group, Inc., (Japan), 3.10%, 01/17/2023	204
97	SunTrust Banks, Inc., 2.50%, 05/01/2019	97
	Wells Fargo & Co.,
150	Series N, 2.15%, 01/30/2020	148
500	3.00%, 04/22/2026	469
500	3.07%, 01/24/2023	492
300	3.55%, 09/29/2025	294
134	4.75%, 12/07/2046	137
600	Westpac Banking Corp., (Australia), 2.75%, 01/11/2023	584

		13,427

	Capital Markets — 0.5%
200	Ameriprise Financial, Inc., 4.00%, 10/15/2023	207
	Bank of New York Mellon Corp. (The),
100	2.60%, 02/07/2022	98
100	4.15%, 02/01/2021	103
44	Blackstone Holdings Finance Co. LLC, 4.45%, 07/15/2045 (e)	45
50	Brookfield Finance, Inc., (Canada), 4.70%, 09/20/2047	48
100	Charles Schwab Corp. (The), 3.20%, 03/02/2027	97
49	CME Group, Inc., 5.30%, 09/15/2043	60
100	Credit Suisse USA, Inc., (Switzerland), 7.13%, 07/15/2032	132
	Deutsche Bank AG, (Germany),
115	3.13%, 01/13/2021	113
150	3.30%, 11/16/2022	146

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2018 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Capital Markets — continued
	Goldman Sachs Group, Inc. (The),
150	(ICE LIBOR USD 3 Month + 0.82%), 2.88%, 10/31/2022 (aa)	147
488	(ICE LIBOR USD 3 Month + 1.05%), 2.91%, 06/05/2023 (aa)	475
121	(ICE LIBOR USD 3 Month + 1.20%), 3.27%, 09/29/2025 (aa)	116
1,000	3.50%, 11/16/2026	963
121	3.75%, 05/22/2025	119
400	3.85%, 01/26/2027	395
36	4.25%, 10/21/2025	36
94	Intercontinental Exchange, Inc., 4.00%, 10/15/2023	97
62	Invesco Finance plc, 3.75%, 01/15/2026	62
262	Jefferies Group LLC, 6.88%, 04/15/2021	286
85	LPL Holdings, Inc., 5.75%, 09/15/2025 (e)	84
150	Macquarie Bank Ltd., (Australia), 4.00%, 07/29/2025 (e)	152
80	Macquarie Group Ltd., (Australia), 6.25%, 01/14/2021 (e)	86
	Morgan Stanley,
300	2.75%, 05/19/2022	292
378	2.80%, 06/16/2020	375
200	3.63%, 01/20/2027	196
892	3.75%, 02/25/2023	902
150	4.35%, 09/08/2026	151
352	5.00%, 11/24/2025	368
47	Nomura Holdings, Inc., (Japan), 6.70%, 03/04/2020	50
36	State Street Corp., 3.10%, 05/15/2023	36
149	TD Ameritrade Holding Corp., 2.95%, 04/01/2022	148
200	UBS AG, (Switzerland), 2.45%, 12/01/2020 (e)	196

		6,781

	Consumer Finance — 0.3%
	AerCap Ireland Capital DAC, (Netherlands),
350	3.50%, 01/15/2025	337
380	4.63%, 07/01/2022	390
	Ally Financial, Inc.,
30	4.13%, 02/13/2022	30
55	4.25%, 04/15/2021	55
1,115	4.63%, 05/19/2022	1,132
70	5.75%, 11/20/2025	72
90	8.00%, 11/01/2031	110
200	American Express Credit Corp., 2.70%, 03/03/2022	196
175	Capital One Financial Corp., 4.20%, 10/29/2025	173
121	Caterpillar Financial Services Corp., 3.75%, 11/24/2023	124
55	FirstCash, Inc., 5.38%, 06/01/2024 (e)	56
	Ford Motor Credit Co. LLC,
200	3.34%, 03/28/2022	197
380	3.81%, 01/09/2024	372
	General Motors Financial Co., Inc.,
65	3.10%, 01/15/2019	65
400	3.25%, 01/05/2023	390
200	3.50%, 11/07/2024	193
145	4.00%, 01/15/2025	143
120	4.25%, 05/15/2023	122
	John Deere Capital Corp.,
300	2.65%, 06/24/2024	288
200	2.70%, 01/06/2023	196
	Springleaf Finance Corp.,
5	6.88%, 03/15/2025	5
265	8.25%, 10/01/2023	286
100	Synchrony Financial, 4.25%, 08/15/2024	99

		5,031

	Diversified Financial Services — 0.1%
110	ACE Cash Express, Inc., 12.00%, 12/15/2022 (e)	123
180	CNG Holdings, Inc., 9.38%, 05/15/2020 (e)	177
206	GE Capital International Funding Co. Unlimited Co., 4.42%, 11/15/2035	201
90	Nationstar Mortgage LLC, 6.50%, 06/01/2022	92
300	ORIX Corp., (Japan), 3.25%, 12/04/2024	291
150	Protective Life Global Funding, 2.62%, 08/22/2022 (e)	145
290	Shell International Finance BV, (Netherlands), 3.40%, 08/12/2023	293
250	Siemens Financieringsmaatschappij NV, (Germany), 3.13%, 03/16/2024 (e)	247
33	Travelport Corporate Finance plc, 6.00%, 03/15/2026 (e)	33

		1,602

	Insurance — 0.3%
	Allstate Corp. (The),
61	3.15%, 06/15/2023	60
120	5.95%, 04/01/2036	149
160	Alterra Finance LLC, 6.25%, 09/30/2020	171
306	American International Group, Inc., 4.13%, 02/15/2024	310
28	Aon Corp., 6.25%, 09/30/2040	35

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2018 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Insurance — continued
230	Aon plc, 3.88%, 12/15/2025	232
120	Assurant, Inc., 4.20%, 09/27/2023	120
141	Athene Global Funding, 2.75%, 04/20/2020 (e)	140
145	Athene Holding Ltd., 4.13%, 01/12/2028	139
	Chubb INA Holdings, Inc.,
200	2.70%, 03/13/2023	195
65	2.88%, 11/03/2022	64
88	3.15%, 03/15/2025	86
	CNA Financial Corp.,
17	3.95%, 05/15/2024	17
13	4.50%, 03/01/2026	14
85	CNO Financial Group, Inc., 5.25%, 05/30/2025	86
100	Guardian Life Global Funding, 2.50%, 05/08/2022 (e)	97
45	Liberty Mutual Group, Inc., 7.80%, 03/15/2037 (e)	56
275	Lincoln National Corp., 4.20%, 03/15/2022	283
200	Manulife Financial Corp., (Canada), 5.38%, 03/04/2046	235
24	Marsh & McLennan Cos., Inc., 2.75%, 01/30/2022	24
105	MassMutual Global Funding II, 2.10%, 08/02/2018 (e)	105
350	MetLife, Inc., 4.88%, 11/13/2043	379
243	New York Life Global Funding, 3.00%, 01/10/2028 (e)	231
50	Pacific Life Insurance Co., (ICE LIBOR USD 3 Month + 2.80%), 4.30%, 10/24/2067 (e) (aa)	48
100	Progressive Corp. (The), 4.35%, 04/25/2044	103
250	Prudential Insurance Co. of America (The), 8.30%, 07/01/2025 (e)	316
200	Teachers Insurance & Annuity Association of America, 4.27%, 05/15/2047 (e)	200
75	Travelers Property Casualty Corp., 7.75%, 04/15/2026	95

		3,990

	Thrifts & Mortgage Finance — 0.0% (g)
90	Ladder Capital Finance Holdings LLLP, 5.25%, 10/01/2025 (e)	85
240	Quicken Loans, Inc., 5.25%, 01/15/2028 (e)	225
90	Radian Group, Inc., 4.50%, 10/01/2024	88

		398

	Total Financials	31,229

	Health Care — 1.0%
	Biotechnology — 0.0% (g)
47	AbbVie, Inc., 3.20%, 11/06/2022	46
33	Baxalta, Inc., 3.60%, 06/23/2022	33
92	Biogen, Inc., 3.63%, 09/15/2022	93
	Celgene Corp.,
307	3.63%, 05/15/2024	303
100	3.95%, 10/15/2020	102
	Gilead Sciences, Inc.,
9	2.50%, 09/01/2023	9
100	2.55%, 09/01/2020	99
10	3.50%, 02/01/2025	10
10	3.70%, 04/01/2024	10

		705

	Health Care Equipment & Supplies — 0.1%
65	Avantor, Inc., 6.00%, 10/01/2024 (e)	65
180	DJO Finance LLC, 8.13%, 06/15/2021 (e) (bb)	180
	Hill-Rom Holdings, Inc.,
15	5.00%, 02/15/2025 (e)	15
225	5.75%, 09/01/2023 (e)	233
175	Hologic, Inc., 4.38%, 10/15/2025 (e)	169
90	Kinetic Concepts, Inc., 7.88%, 02/15/2021 (e)	92
	Mallinckrodt International Finance SA,
105	5.50%, 04/15/2025 (e)	81
185	5.63%, 10/15/2023 (e)	148
360	Medtronic, Inc., 3.50%, 03/15/2025	360
100	Stryker Corp., 4.10%, 04/01/2043	98
90	Teleflex, Inc., 4.88%, 06/01/2026	89
35	Zimmer Biomet Holdings, Inc., 3.70%, 03/19/2023	35

		1,565

	Health Care Providers & Services — 0.6%
170	Acadia Healthcare Co., Inc., 5.63%, 02/15/2023	172
123	Aetna, Inc., 4.75%, 03/15/2044	127
	Anthem, Inc.,
100	3.35%, 12/01/2024	97
140	4.10%, 03/01/2028	140
94	Cardinal Health, Inc., 3.75%, 09/15/2025	93
	Centene Corp.,
140	4.75%, 01/15/2025	137
150	6.13%, 02/15/2024	156
	Community Health Systems, Inc.,
235	6.25%, 03/31/2023	217
150	7.13%, 07/15/2020	122

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2018 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Health Care Providers & Services — continued
	DaVita, Inc.,
145	5.00%, 05/01/2025	140
205	5.13%, 07/15/2024	200
170	Envision Healthcare Corp., 5.13%, 07/01/2022 (e)	169
	Express Scripts Holding Co.,
200	3.05%, 11/30/2022	196
240	3.50%, 06/15/2024	234
	HCA, Inc.,
320	5.25%, 04/15/2025	327
1,165	5.38%, 02/01/2025	1,168
575	5.88%, 05/01/2023	595
955	5.88%, 02/15/2026	972
100	7.50%, 02/15/2022	110
230	HealthSouth Corp., 5.75%, 11/01/2024	234
170	Kindred Healthcare, Inc., 8.75%, 01/15/2023	180
30	LifePoint Health, Inc., 5.38%, 05/01/2024	29
23	McKesson Corp., 3.95%, 02/16/2028	23
165	MPH Acquisition Holdings LLC, 7.13%, 06/01/2024 (e)	170
37	NVA Holdings, Inc., 6.88%, 04/01/2026 (e)	37
115	Polaris Intermediate Corp., 8.50%, (cash), 12/01/2022 (e) (v)	117
190	Team Health Holdings, Inc., 6.38%, 02/01/2025 (e)	163
	Tenet Healthcare Corp.,
140	4.50%, 04/01/2021	139
210	4.63%, 07/15/2024 (e)	202
225	5.13%, 05/01/2025 (e)	216
55	6.75%, 02/01/2020	57
770	6.75%, 06/15/2023	754
25	7.00%, 08/01/2025 (e)	24
260	7.50%, 01/01/2022 (e)	274
170	8.13%, 04/01/2022	177
200	UnitedHealth Group, Inc., 2.88%, 03/15/2023	197
100	WellCare Health Plans, Inc., 5.25%, 04/01/2025	100

		8,465

	Health Care Technology — 0.0% (g)
	Quintiles IMS, Inc.,
85	4.88%, 05/15/2023 (e)	87
200	5.00%, 10/15/2026 (e)	199

		286

	Life Sciences Tools & Services — 0.0% (g)
	Thermo Fisher Scientific, Inc.,
46	3.15%, 01/15/2023	45
100	3.20%, 08/15/2027	95

		140

	Pharmaceuticals — 0.3%
	Allergan Funding SCS,
111	3.45%, 03/15/2022	110
347	3.80%, 03/15/2025	341
200	Allergan, Inc., 2.80%, 03/15/2023	190
30	Catalent Pharma Solutions, Inc., 4.88%, 01/15/2026 (e)	29
325	Endo Dac, 6.00%, 02/01/2025 (e)	233
20	Endo Finance LLC, 5.75%, 01/15/2022 (e)	17
200	Mylan NV, 3.15%, 06/15/2021	197
	Valeant Pharmaceuticals International,
140	6.75%, 08/15/2021 (e)	140
145	7.25%, 07/15/2022 (e)	145
19	9.25%, 04/01/2026 (e)	19
	Valeant Pharmaceuticals International, Inc.,
170	5.50%, 11/01/2025 (e)	166
2,005	5.88%, 05/15/2023 (e)	1,779
85	6.50%, 03/15/2022 (e)	88
165	7.00%, 03/15/2024 (e)	172
260	9.00%, 12/15/2025 (e)	258

		3,884

	Total Health Care	15,045

	Industrials — 1.0%
	Aerospace & Defense — 0.2%
270	Arconic, Inc., 5.95%, 02/01/2037	279
	Bombardier, Inc., (Canada),
473	7.50%, 12/01/2024 (e)	489
105	7.50%, 03/15/2025 (e)	108
250	Harris Corp., 4.85%, 04/27/2035	267
175	KLX, Inc., 5.88%, 12/01/2022 (e)	180
45	Kratos Defense & Security Solutions, Inc., 6.50%, 11/30/2025 (e)	47
293	Lockheed Martin Corp., Series B, 6.15%, 09/01/2036	368
200	Northrop Grumman Corp., 2.93%, 01/15/2025	192
150	Precision Castparts Corp., 4.20%, 06/15/2035	156
	TransDigm, Inc.,
290	6.38%, 06/15/2026	292
100	6.50%, 05/15/2025	101

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2018 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Aerospace & Defense — continued
	Triumph Group, Inc.,
135	4.88%, 04/01/2021	132
55	7.75%, 08/15/2025	56
180	United Technologies Corp., 5.40%, 05/01/2035	205

		2,872

	Air Freight & Logistics — 0.0% (g)
	XPO Logistics, Inc.,
95	6.13%, 09/01/2023 (e)	98
220	6.50%, 06/15/2022 (e)	227

		325

	Airlines — 0.0% (g)
115	United Continental Holdings, Inc., 5.00%, 02/01/2024	114

	Building Products — 0.1%
35	Airxcel, Inc., 8.50%, 02/15/2022 (e)	38
125	American Woodmark Corp., 4.88%, 03/15/2026 (e)	122
200	CRH America Finance, Inc., (Ireland), 3.40%, 05/09/2027 (e)	191
105	Hardwoods Acquisition, Inc., 7.50%, 08/01/2021 (e)	96
	Jeld-Wen, Inc.,
50	4.63%, 12/15/2025 (e)	48
20	4.88%, 12/15/2027 (e)	19
	Johnson Controls International plc,
160	4.25%, 03/01/2021	165
125	5.00%, 03/30/2020	130
	Standard Industries, Inc.,
150	4.75%, 01/15/2028 (e)	141
240	6.00%, 10/15/2025 (e)	246
135	Summit Materials LLC, 5.13%, 06/01/2025 (e)	131
15	USG Corp., 4.88%, 06/01/2027 (e)	15

		1,342

	Commercial Services & Supplies — 0.1%
110	ACCO Brands Corp., 5.25%, 12/15/2024 (e)	111
	ADT Corp. (The),
110	3.50%, 07/15/2022	102
590	4.13%, 06/15/2023	555
55	Aramark Services, Inc., 5.00%, 02/01/2028 (e)	54
45	Brink’s Co. (The), 4.63%, 10/15/2027 (e)	42
295	Clean Harbors, Inc., 5.13%, 06/01/2021	299
60	Covanta Holding Corp., 5.88%, 07/01/2025	58
345	Garda World Security Corp., (Canada), 8.75%, 05/15/2025 (e)	361
85	Harland Clarke Holdings Corp., 8.38%, 08/15/2022 (e)	86
145	Nielsen Co. Luxembourg SARL (The), 5.00%, 02/01/2025 (e)	143
150	Republic Services, Inc., 5.50%, 09/15/2019	155

		1,966

	Construction & Engineering — 0.0% (g)
	AECOM,
169	5.13%, 03/15/2027	164
243	5.88%, 10/15/2024	254
45	Great Lakes Dredge & Dock Corp., 8.00%, 05/15/2022	46
85	MasTec, Inc., 4.88%, 03/15/2023	84
175	Tutor Perini Corp., 6.88%, 05/01/2025 (e)	180

		728

	Electrical Equipment — 0.1%
160	Eaton Corp., 4.00%, 11/02/2032	160
120	General Cable Corp., 5.75%, 10/01/2022	123
150	Sensata Technologies BV, 5.00%, 10/01/2025 (e)	148
300	Vertiv Group Corp., 9.25%, 10/15/2024 (e)	314

		745

	Industrial Conglomerates — 0.0% (g)
	General Electric Co.,
175	3.45%, 05/15/2024	171
61	6.75%, 03/15/2032	76
	Roper Technologies, Inc.,
31	3.00%, 12/15/2020	31
20	3.80%, 12/15/2026	20

		298

	Machinery — 0.1%
55	ATS Automation Tooling Systems, Inc., (Canada), 6.50%, 06/15/2023 (e)	57
50	CNH Industrial Capital LLC, 4.38%, 04/05/2022	51
108	Navistar International Corp., 6.63%, 11/01/2025 (e)	108
	Novelis Corp.,
120	5.88%, 09/30/2026 (e)	118
185	6.25%, 08/15/2024 (e)	190
35	Oshkosh Corp., 5.38%, 03/01/2025	36
55	RBS Global, Inc., 4.88%, 12/15/2025 (e)	53
195	SPX FLOW, Inc., 5.63%, 08/15/2024 (e)	198
55	Tennant Co., 5.63%, 05/01/2025	56
145	Terex Corp., 5.63%, 02/01/2025 (e)	145

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2018 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Machinery — continued
65	TriMas Corp., 4.88%, 10/15/2025 (e)	63
95	Wabash National Corp., 5.50%, 10/01/2025 (e)	93
70	Welbilt, Inc., 9.50%, 02/15/2024	78

		1,246

	Professional Services — 0.0% (g)
30	AMN Healthcare, Inc., 5.13%, 10/01/2024 (e)	30
90	Booz Allen Hamilton, Inc., 5.13%, 05/01/2025 (e)	88
55	Jaguar Holding Co. II, 6.38%, 08/01/2023 (e)	55

		173

	Road & Rail — 0.2%
200	AerCap Global Aviation Trust, (Ireland), (ICE LIBOR USD 3 Month + 4.30%), 6.50%, 06/15/2045 (e) (aa)	216
	Avis Budget Car Rental LLC,
40	5.25%, 03/15/2025 (e)	38
15	5.50%, 04/01/2023	15
435	6.38%, 04/01/2024 (e)	440
12	Avolon Holdings Funding Ltd., (Ireland), 5.50%, 01/15/2023 (e)	12
	Canadian Pacific Railway Co., (Canada),
150	4.80%, 09/15/2035	165
63	7.13%, 10/15/2031	82
	ERAC USA Finance LLC,
40	2.80%, 11/01/2018 (e)	40
150	3.85%, 11/15/2024 (e)	152
35	4.50%, 08/16/2021 (e)	36
251	Herc Rentals, Inc., 7.75%, 06/01/2024 (e)	272
	Hertz Corp. (The),
335	5.50%, 10/15/2024 (e)	283
80	6.25%, 10/15/2022	75
30	7.38%, 01/15/2021	30
230	7.63%, 06/01/2022 (e)	232
240	Park Aerospace Holdings Ltd., (Ireland), 5.50%, 02/15/2024 (e)	233
	Penske Truck Leasing Co. LP,
35	2.50%, 06/15/2019 (e)	35
160	4.20%, 04/01/2027 (e)	161
	Ryder System, Inc.,
83	2.45%, 09/03/2019	82
113	2.50%, 05/11/2020	112

		2,711

	Trading Companies & Distributors — 0.2%
115	Ahern Rentals, Inc., 7.38%, 05/15/2023 (e)	112
	Air Lease Corp.,
100	2.50%, 03/01/2021	98
120	3.63%, 04/01/2027	114
200	3.63%, 12/01/2027	190
	Aircastle Ltd.,
145	4.13%, 05/01/2024	143
230	5.00%, 04/01/2023	237
55	H&E Equipment Services, Inc., 5.63%, 09/01/2025	55
255	HD Supply, Inc., 5.75%, 04/15/2024 (e)	269
	United Rentals North America, Inc.,
15	4.63%, 10/15/2025	14
95	4.88%, 01/15/2028	92
335	5.50%, 07/15/2025	343
600	5.88%, 09/15/2026	624
60	WESCO Distribution, Inc., 5.38%, 06/15/2024	60
68	WW Grainger, Inc., 4.60%, 06/15/2045	72

		2,423

	Total Industrials	14,943

	Information Technology — 0.9%
	Communications Equipment — 0.1%
90	CB Escrow Corp., 8.00%, 10/15/2025 (e)	84
	CommScope Technologies LLC,
180	5.00%, 03/15/2027 (e)	171
420	6.00%, 06/15/2025 (e)	437
100	Nokia OYJ, (Finland), 4.38%, 06/12/2027	94
75	Plantronics, Inc., 5.50%, 05/31/2023 (e)	74

		860

	Electronic Equipment, Instruments & Components — 0.0% (g)
125	Anixter, Inc., 5.50%, 03/01/2023	130
100	Arrow Electronics, Inc., 4.50%, 03/01/2023	103
	CDW LLC,
65	5.00%, 09/01/2025	65
80	5.50%, 12/01/2024	83
60	Itron, Inc., 5.00%, 01/15/2026 (e)	59

		440

	Internet Software & Services — 0.1%
190	Cogent Communications Group, Inc., 5.38%, 03/01/2022 (e)	194
245	Rackspace Hosting, Inc., 8.63%, 11/15/2024 (e)	242
220	Tencent Holdings Ltd., (China), 3.60%, 01/19/2028 (e)	212

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2018 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Internet Software & Services — continued
	Zayo Group LLC,
55	5.75%, 01/15/2027 (e)	54
440	6.38%, 05/15/2025	455

		1,157

	IT Services — 0.2%
200	Alliance Data Systems Corp., 5.38%, 08/01/2022 (e)	200
69	DXC Technology Co., 4.25%, 04/15/2024	71
150	Exela Intermediate LLC, 10.00%, 07/15/2023 (e)	151
	First Data Corp.,
325	5.38%, 08/15/2023 (e)	331
650	5.75%, 01/15/2024 (e)	654
450	7.00%, 12/01/2023 (e)	473
150	Gartner, Inc., 5.13%, 04/01/2025 (e)	150
130	International Business Machines Corp., 7.00%, 10/30/2025	159
180	Western Union Co. (The), 3.60%, 03/15/2022	180

		2,369

	Semiconductors & Semiconductor Equipment — 0.2%
	Amkor Technology, Inc.,
190	6.38%, 10/01/2022	195
110	6.63%, 06/01/2021	111
	Analog Devices, Inc.,
120	2.95%, 01/12/2021	120
37	3.13%, 12/05/2023	36
151	Broadcom Corp., 3.63%, 01/15/2024	149
110	Entegris, Inc., 4.63%, 02/10/2026 (e)	107
100	MagnaChip Semiconductor Corp., (South Korea), 6.63%, 07/15/2021	96
	Micron Technology, Inc.,
245	5.25%, 01/15/2024 (e)	253
50	5.50%, 02/01/2025	52
170	Microsemi Corp., 9.13%, 04/15/2023 (e)	189
295	NXP BV, (Netherlands), 5.75%, 03/15/2023 (e)	304
75	Qorvo, Inc., 7.00%, 12/01/2025	81
174	QUALCOMM, Inc., 3.25%, 05/20/2027	165
400	Sensata Technologies UK Financing Co. plc, 6.25%, 02/15/2026 (e)	420

		2,278

	Software — 0.2%
155	ACI Worldwide, Inc., 6.38%, 08/15/2020 (e)	157
110	Camelot Finance SA, 7.88%, 10/15/2024 (e)	115
20	CDK Global, Inc., 4.88%, 06/01/2027 (e)	19
103	CURO Financial Technologies Corp., 12.00%, 03/01/2022 (e)	114
160	Genesys Telecommunications Laboratories, Inc., 10.00%, 11/30/2024 (e)	178
140	Infor Software Parent LLC, 7.13%, (cash), 05/01/2021 (e) (v)	141
700	Infor US, Inc., 6.50%, 05/15/2022	712
165	Informatica LLC, 7.13%, 07/15/2023 (e)	165
	Microsoft Corp.,
1,000	2.40%, 08/08/2026	931
160	3.75%, 05/01/2043	158
217	4.10%, 02/06/2037	229
100	Nuance Communications, Inc., 5.63%, 12/15/2026	98
110	Open Text Corp., (Canada), 5.88%, 06/01/2026 (e)	113
56	Oracle Corp., 2.40%, 09/15/2023	54
125	Solera LLC, 10.50%, 03/01/2024 (e)	139
125	Symantec Corp., 5.00%, 04/15/2025 (e)	126

		3,449

	Technology Hardware, Storage & Peripherals — 0.1%
	Apple, Inc.,
500	2.75%, 01/13/2025	481
75	2.90%, 09/12/2027	72
146	3.00%, 02/09/2024	144
256	3.20%, 05/13/2025	253
75	3.35%, 02/09/2027	74
	Dell International LLC,
335	5.88%, 06/15/2021 (e)	343
325	7.13%, 06/15/2024 (e)	347
170	Diebold Nixdorf, Inc., 8.50%, 04/15/2024	179
265	Western Digital Corp., 4.75%, 02/15/2026	264

		2,157

	Total Information Technology	12,710

	Materials — 0.8%
	Chemicals — 0.3%
	Agrium, Inc., (Canada),
22	3.38%, 03/15/2025	21
120	4.13%, 03/15/2035	117
100	6.13%, 01/15/2041	120
170	Ashland LLC, 4.75%, 08/15/2022	173
25	Blue Cube Spinco, Inc., 10.00%, 10/15/2025	29
	CF Industries, Inc.,
72	4.50%, 12/01/2026 (e)	73
79	4.95%, 06/01/2043	69

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2018 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Chemicals — continued
	Chemours Co. (The),
90	6.63%, 05/15/2023	94
85	7.00%, 05/15/2025	92
200	Chevron Phillips Chemical Co. LLC, 3.30%, 05/01/2023 (e)	201
60	Cornerstone Chemical Co., 6.75%, 08/15/2024 (e)	60
325	CVR Partners LP, 9.25%, 06/15/2023 (e)	346
	Dow Chemical Co. (The),
19	3.00%, 11/15/2022	19
19	4.13%, 11/15/2021	19
89	EI du Pont de Nemours & Co., 4.15%, 02/15/2043	86
90	FXI Holdings, Inc., 7.88%, 11/01/2024 (e)	88
69	Gates Global LLC, 6.00%, 07/15/2022 (e)	70
	GCP Applied Technologies, Inc.,
70	5.50%, 04/15/2026 (e)	70
140	9.50%, 02/01/2023 (e)	154
285	Hexion, Inc., 6.63%, 04/15/2020	266
195	Huntsman International LLC, 5.13%, 11/15/2022	201
480	INEOS Group Holdings SA, (Luxembourg), 5.63%, 08/01/2024 (e)	485
60	Ingevity Corp., 4.50%, 02/01/2026 (e)	58
55	Koppers, Inc., 6.00%, 02/15/2025 (e)	56
165	LSB Industries, Inc., SUB, 8.50%, 08/01/2019	164
	Mosaic Co. (The),
100	3.25%, 11/15/2022	98
166	5.63%, 11/15/2043	173
	NOVA Chemicals Corp., (Canada),
235	4.88%, 06/01/2024 (e)	225
65	5.25%, 06/01/2027 (e)	62
250	Potash Corp. of Saskatchewan, Inc., (Canada), 3.63%, 03/15/2024	249
80	PPG Industries, Inc., 3.20%, 03/15/2023	80
60	PQ Corp., 5.75%, 12/15/2025 (e)	59
100	Rain CII Carbon LLC, 7.25%, 04/01/2025 (e)	106
	Scotts Miracle-Gro Co. (The),
100	5.25%, 12/15/2026	99
100	6.00%, 10/15/2023	105
50	Sherwin-Williams Co. (The), 3.30%, 02/01/2025	49
175	Trinseo Materials Operating SCA, 5.38%, 09/01/2025 (e)	172
60	Tronox Finance plc, 5.75%, 10/01/2025 (e)	58
150	Union Carbide Corp., 7.75%, 10/01/2096	199
60	Valvoline, Inc., 4.38%, 08/15/2025	58
55	Venator Finance SARL, 5.75%, 07/15/2025 (e)	55

		4,978

	Construction Materials — 0.1%
600	Cemex SAB de CV, (Mexico), 7.75%, 04/16/2026 (e)	661
	Martin Marietta Materials, Inc.,
78	3.45%, 06/01/2027	74
250	3.50%, 12/15/2027	238
80	US Concrete, Inc., 6.38%, 06/01/2024	83

		1,056

	Containers & Packaging — 0.2%
	Ardagh Packaging Finance plc, (Ireland),
460	6.00%, 02/15/2025 (e)	462
340	7.25%, 05/15/2024 (e)	362
	Ball Corp.,
20	4.88%, 03/15/2026	20
110	5.25%, 07/01/2025	113
150	Berry Global, Inc., 4.50%, 02/15/2026 (e)	142
35	BWAY Holding Co., 5.50%, 04/15/2024 (e)	35
120	Crown Americas LLC, 4.25%, 09/30/2026	111
30	Graphic Packaging International LLC, 4.13%, 08/15/2024	29
135	Owens-Brockway Glass Container, Inc., 5.38%, 01/15/2025 (e)	136
155	Pactiv LLC, 8.38%, 04/15/2027	175
397	Reynolds Group Issuer, Inc., 5.75%, 10/15/2020	402
155	Sealed Air Corp., 5.13%, 12/01/2024 (e)	158
100	WestRock Co., 3.00%, 09/15/2024 (e)	96

		2,241

	Metals & Mining — 0.2%
	AK Steel Corp.,
15	6.38%, 10/15/2025	14
50	7.00%, 03/15/2027	49
15	7.50%, 07/15/2023	16
200	Alcoa Nederland Holding BV, 6.75%, 09/30/2024 (e)	214
	Aleris International, Inc.,
40	7.88%, 11/01/2020	39
35	9.50%, 04/01/2021 (e)	37
200	Anglo American Capital plc, (United Kingdom), 4.50%, 03/15/2028 (e)	200
	ArcelorMittal, (Luxembourg),
35	5.75%, 03/01/2021	37
85	6.13%, 06/01/2025	92

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2018 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Metals & Mining — continued
120	6.50%, 02/25/2022	130
35	7.00%, 03/01/2041	41
60	7.25%, 10/15/2039	71
34	BHP Billiton Finance USA Ltd., (Australia), 5.00%, 09/30/2043	39
	Commercial Metals Co.,
35	4.88%, 05/15/2023	35
30	5.38%, 07/15/2027	29
	FMG Resources August 2006 Pty. Ltd., (Australia),
50	4.75%, 05/15/2022 (e)	49
45	5.13%, 05/15/2024 (e)	45
200	9.75%, 03/01/2022 (e)	220
	Freeport-McMoRan, Inc.,
335	3.55%, 03/01/2022	324
260	3.88%, 03/15/2023	251
10	4.00%, 11/14/2021	10
220	4.55%, 11/14/2024	216
25	5.40%, 11/14/2034	24
80	5.45%, 03/15/2043	74
95	Hecla Mining Co., 6.88%, 05/01/2021	97
40	Hudbay Minerals, Inc., (Canada), 7.25%, 01/15/2023 (e)	41
30	Kaiser Aluminum Corp., 5.88%, 05/15/2024	31
127	Nucor Corp., 4.00%, 08/01/2023	131
	Steel Dynamics, Inc.,
90	4.13%, 09/15/2025	86
40	5.00%, 12/15/2026	40
35	5.25%, 04/15/2023	35
20	5.50%, 10/01/2024	21
	Teck Resources Ltd., (Canada),
55	4.75%, 01/15/2022	56
50	5.40%, 02/01/2043	48
50	6.00%, 08/15/2040	51
80	6.13%, 10/01/2035	85
53	Tronox, Inc., 6.50%, 04/15/2026 (e)	53
	United States Steel Corp.,
85	6.25%, 03/15/2026	85
13	6.88%, 08/15/2025	13
257	Vale Overseas Ltd., (Brazil), 6.25%, 08/10/2026	287

		3,416

	Paper & Forest Products — 0.0% (g)
115	Clearwater Paper Corp., 5.38%, 02/01/2025 (e)	109

	Total Materials	11,800

	Real Estate — 0.5%
	Equity Real Estate Investment Trusts (REITs) — 0.5%
	American Tower Corp.,
40	3.50%, 01/31/2023	40
250	3.60%, 01/15/2028	237
	Boston Properties LP,
85	3.80%, 02/01/2024	85
200	3.85%, 02/01/2023	204
	Brixmor Operating Partnership LP,
200	3.65%, 06/15/2024	195
80	3.85%, 02/01/2025	78
135	CoreCivic, Inc., 5.00%, 10/15/2022	137
240	Crown Castle International Corp., 4.45%, 02/15/2026	243
135	CyrusOne LP, 5.38%, 03/15/2027	135
84	Duke Realty LP, 3.63%, 04/15/2023	84
62	EPR Properties, 4.50%, 06/01/2027	60
440	Equinix, Inc., 5.88%, 01/15/2026	459
158	ERP Operating LP, 4.63%, 12/15/2021	165
280	ESH Hospitality, Inc., 5.25%, 05/01/2025 (e)	272
	GEO Group, Inc. (The),
110	5.13%, 04/01/2023	109
210	5.88%, 10/15/2024	208
52	Goodman US Finance Three LLC, (Australia), 3.70%, 03/15/2028 (e)	50
302	HCP, Inc., 3.88%, 08/15/2024	299
235	Iron Mountain, Inc., 4.88%, 09/15/2027 (e)	218
50	Liberty Property LP, 4.40%, 02/15/2024	52
	MGM Growth Properties Operating Partnership LP,
15	4.50%, 01/15/2028	14
173	5.63%, 05/01/2024	178
51	National Retail Properties, Inc., 3.60%, 12/15/2026	49
38	Prologis LP, 4.25%, 08/15/2023	40
	Realty Income Corp.,
250	3.65%, 01/15/2028	243
100	3.88%, 07/15/2024	100
100	4.13%, 10/15/2026	101
250	RHP Hotel Properties LP, 5.00%, 04/15/2021	252
100	SBA Communications Corp., 4.88%, 09/01/2024	98
250	Scentre Group Trust 1, (Australia), 3.50%, 02/12/2025 (e)	247
150	Senior Housing Properties Trust, 4.75%, 02/15/2028	147

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2018 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Equity Real Estate Investment Trusts (REITs) — continued
	Simon Property Group LP,
400	3.38%, 12/01/2027	383
17	4.38%, 03/01/2021	18
	Uniti Group LP,
180	6.00%, 04/15/2023 (e)	173
25	7.13%, 12/15/2024 (e)	23
70	8.25%, 10/15/2023	66
	Ventas Realty LP,
59	3.75%, 05/01/2024	59
123	4.13%, 01/15/2026	124
	VEREIT Operating Partnership LP,
100	3.95%, 08/15/2027	94
100	4.60%, 02/06/2024	101
182	VICI Properties 1 LLC, 8.00%, 10/15/2023	202
91	Welltower, Inc., 4.50%, 01/15/2024	94

		6,136

	Real Estate Management & Development — 0.0% (g)
39	Kennedy-Wilson, Inc., 5.88%, 04/01/2024 (e)	39
200	Ontario Teachers’ Cadillac Fairview Properties Trust, (Canada), 3.88%, 03/20/2027 (e)	201

		240

	Total Real Estate	6,376

	Telecommunication Services — 1.2%
	Diversified Telecommunication Services — 0.8%
1,035	Altice France SA, (France), 7.38%, 05/01/2026 (e)	986
	AT&T, Inc.,
500	3.40%, 05/15/2025	481
220	3.95%, 01/15/2025	220
476	4.30%, 02/15/2030 (e)	474
20	4.45%, 04/01/2024	21
700	4.90%, 08/14/2037	705
150	6.00%, 08/15/2040	169
100	British Telecommunications plc, (United Kingdom), 9.12%, 12/15/2030	146
	CCO Holdings LLC,
125	5.00%, 02/01/2028 (e)	117
460	5.13%, 05/01/2027 (e)	437
475	5.50%, 05/01/2026 (e)	465
820	5.75%, 02/15/2026 (e)	816
460	5.88%, 04/01/2024 (e)	468
	CenturyLink, Inc.,
285	5.63%, 04/01/2025	257
100	Series S, 6.45%, 06/15/2021	102
30	Series T, 5.80%, 03/15/2022	30
100	Cincinnati Bell, Inc., 7.00%, 07/15/2024 (e)	89
525	Embarq Corp., 8.00%, 06/01/2036	495
	Frontier Communications Corp.,
105	8.50%, 04/01/2026 (e)	102
12	10.50%, 09/15/2022	10
386	11.00%, 09/15/2025	289
180	GCI, Inc., 6.88%, 04/15/2025	189
	Intelsat Jackson Holdings SA, (Luxembourg),
300	5.50%, 08/01/2023	243
395	7.25%, 10/15/2020	365
310	8.00%, 02/15/2024 (e)	326
120	9.75%, 07/15/2025 (e)	112
	Level 3 Financing, Inc.,
120	5.13%, 05/01/2023	118
525	5.38%, 01/15/2024	511
15	5.38%, 05/01/2025	15
30	5.63%, 02/01/2023	30
30	Qwest Capital Funding, Inc., 7.75%, 02/15/2031	27
560	Sprint Capital Corp., 8.75%, 03/15/2032	585
	Telecom Italia Capital SA, (Italy),
15	6.00%, 09/30/2034	16
80	6.38%, 11/15/2033	87
110	7.72%, 06/04/2038	134
	Telefonica Emisiones SAU, (Spain),
150	4.67%, 03/06/2038	151
102	5.13%, 04/27/2020	106
	Verizon Communications, Inc.,
809	4.15%, 03/15/2024	830
100	4.40%, 11/01/2034	99
101	4.52%, 09/15/2048	97
93	4.67%, 03/15/2055	88
147	4.86%, 08/21/2046	148
20	5.01%, 08/21/2054	20
91	5.25%, 03/16/2037	98
220	Virgin Media Finance plc, (United Kingdom), 6.00%, 10/15/2024 (e)	218
200	Virgin Media Secured Finance plc, (United Kingdom), 5.50%, 01/15/2025 (e)	195
	Windstream Services LLC,
5	6.38%, 08/01/2023	3
60	8.63%, 10/31/2025 (e)	55
516	8.75%, 12/15/2024 (e)	306

		12,051

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2018 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Wireless Telecommunication Services — 0.4%
100	America Movil SAB de CV, (Mexico), 5.00%, 03/30/2020	103
145	Hughes Satellite Systems Corp., 5.25%, 08/01/2026	142
76	Rogers Communications, Inc., (Canada), 3.63%, 12/15/2025	76
102	Sprint Communications, Inc., 7.00%, 03/01/2020 (e)	107
	Sprint Corp.,
500	7.13%, 06/15/2024	488
500	7.25%, 09/15/2021	517
975	7.63%, 02/15/2025	959
278	7.63%, 03/01/2026	271
480	7.88%, 09/15/2023	490
	T-Mobile USA, Inc.,
250	4.75%, 02/01/2028	240
250	6.38%, 03/01/2025	261
220	6.50%, 01/15/2024	231
525	6.50%, 01/15/2026	558
240	United States Cellular Corp., 6.70%, 12/15/2033	250
50	Vodafone Group plc, (United Kingdom), 6.15%, 02/27/2037	58
200	Wind Tre SpA, (Italy), 5.00%, 01/20/2026 (e)	169

		4,920

	Total Telecommunication Services	16,971

	Utilities — 0.5%
	Electric Utilities — 0.3%
	Alabama Power Co.,
61	Series 13-A, 3.55%, 12/01/2023	62
200	3.85%, 12/01/2042	199
86	American Transmission Systems, Inc., 5.25%, 01/15/2022 (e)	92
150	Arizona Public Service Co., 4.50%, 04/01/2042	162
92	CenterPoint Energy Houston Electric LLC, Series AA, 3.00%, 02/01/2027	88
125	Connecticut Light & Power Co. (The), Series A, 3.20%, 03/15/2027	122
140	DTE Electric Co., 3.38%, 03/01/2025	139
400	Duke Energy Indiana LLC, 6.12%, 10/15/2035	504
150	Duke Energy Progress LLC, 4.10%, 03/15/2043	153
80	Electricite de France SA, (France), 2.15%, 01/22/2019 (e)	80
100	Entergy Arkansas, Inc., 3.50%, 04/01/2026	100
250	Fortis, Inc., (Canada), 3.06%, 10/04/2026	232
35	Great Plains Energy, Inc., 4.85%, 06/01/2021	36
150	Jersey Central Power & Light Co., 4.30%, 01/15/2026 (e)	154
200	Kansas City Power & Light Co., 5.30%, 10/01/2041	228
50	Kentucky Utilities Co., 3.30%, 10/01/2025	49
24	Louisville Gas & Electric Co., Series 25, 3.30%, 10/01/2025	24
34	Nevada Power Co., 5.45%, 05/15/2041	41
168	New England Power Co., (United Kingdom), 3.80%, 12/05/2047 (e)	163
60	NextEra Energy Operating Partners LP, 4.50%, 09/15/2027 (e)	57
	Pacific Gas & Electric Co.,
75	3.25%, 06/15/2023	74
250	6.05%, 03/01/2034	297
400	PECO Energy Co., 4.80%, 10/15/2043	451
75	Pennsylvania Electric Co., 3.25%, 03/15/2028 (e)	71
42	PPL Electric Utilities Corp., 4.75%, 07/15/2043	48
30	Public Service Co. of New Hampshire, 3.50%, 11/01/2023	30
	Southern California Edison Co.,
40	4.50%, 09/01/2040	43
66	4.65%, 10/01/2043	72
100	6.65%, 04/01/2029	123
179	Southwestern Electric Power Co., Series J, 3.90%, 04/01/2045	172
23	Terraform Global Operating LLC, 6.13%, 03/01/2026 (e)	23
	Virginia Electric & Power Co.,
150	Series C, 2.75%, 03/15/2023	147
150	2.95%, 01/15/2022	149
21	3.45%, 02/15/2024	21
75	4.00%, 01/15/2043	74
165	Wisconsin Electric Power Co., 3.10%, 06/01/2025	161

		4,641

	Gas Utilities — 0.0% (g)
	AmeriGas Partners LP,
110	5.50%, 05/20/2025	106
5	5.63%, 05/20/2024	5
45	5.75%, 05/20/2027	43
65	5.88%, 08/20/2026	64

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2018 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Gas Utilities — continued
86	CenterPoint Energy Resources Corp., 4.50%, 01/15/2021	89
200	Southern California Gas Co., 3.20%, 06/15/2025	199
31	Southern Natural Gas Co. LLC, 4.80%, 03/15/2047 (e)	32

		538

	Independent Power and Renewable Electricity Producers — 0.1%
	AES Corp.,
85	4.00%, 03/15/2021	86
70	5.13%, 09/01/2027	71
	Calpine Corp.,
45	5.25%, 06/01/2026 (e)	43
90	5.75%, 01/15/2025	82
170	5.88%, 01/15/2024 (e)	172
	Dynegy, Inc.,
540	5.88%, 06/01/2023	554
40	8.00%, 01/15/2025 (e)	43
94	Exelon Generation Co. LLC, 5.75%, 10/01/2041	97
	NRG Energy, Inc.,
205	5.75%, 01/15/2028 (e)	200
40	6.63%, 01/15/2027	41
60	NRG Yield Operating LLC, 5.00%, 09/15/2026	59
245	Talen Energy Supply LLC, 6.00%, 12/15/2036	112

		1,560

	Multi-Utilities — 0.1%
200	CMS Energy Corp., 3.45%, 08/15/2027	194
100	Consolidated Edison Co. of New York, Inc., Series 08-B, 6.75%, 04/01/2038	137
	NiSource, Inc.,
92	2.65%, 11/17/2022	89
65	4.80%, 02/15/2044	69
144	Sempra Energy, 4.05%, 12/01/2023	147
	Southern Co. Gas Capital Corp.,
200	5.25%, 08/15/2019	206
18	5.88%, 03/15/2041	22

		864

	Water Utilities — 0.0% (g)
	American Water Capital Corp.,
100	3.40%, 03/01/2025	100
100	6.59%, 10/15/2037	135

		235

	Total Utilities	7,838

	Total Corporate Bonds (Cost $174,002)	171,374

Exchange Traded Fund — 0.0% (g)
U.S. Equity — 0.0%
3	iShares Russell 2000 ETF (Cost $426)	456

Foreign Government Securities — 0.1%
150	Republic of Colombia, (Colombia), 7.38%, 09/18/2037	194
20	Republic of Peru, (Peru), 5.63%, 11/18/2050	24
	United Mexican States, (Mexico),
200	3.75%, 01/11/2028	193
86	4.00%, 10/02/2023	88
143	5.55%, 01/21/2045	155

	Total Foreign Government Securities (Cost $639)	654

SHARES
Investment Companies — 13.8% (b)
6,735	JPMorgan Core Plus Bond Fund, Class R6 Shares	54,687
3,713	JPMorgan Emerging Markets Debt Fund, Class R6 Shares	30,337
1,849	JPMorgan Emerging Markets Equity Fund, Class R6 Shares	55,686
2,928	JPMorgan Emerging Markets Strategic Debt Fund, Class R6 Shares	24,242
714	JPMorgan Mid Cap Equity Fund, Class R6 Shares	36,658

	Total Investment Companies (Cost $169,938)	201,610

PRINCIPAL AMOUNT($)
Mortgage-Backed Securities — 1.7%
134	FNMA, ARM, 2.02%, 01/01/2023 (z)	134
	FHLMC Gold Pools, 15 Year, Single Family,
6,180	3.00%, 08/01/32 - 04/01/33	6,171
15	5.50%, 02/01/2024	15

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2018 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Mortgage-Backed Securities — continued
	FHLMC Gold Pools, 30 Year, Single Family,
145	4.50%, 05/01/2041	153
80	5.50%, 02/01/2039	88
83	6.00%, 08/01/36 - 12/01/36	93
2	7.00%, 02/01/2026	2
4	7.50%, 05/01/26 - 08/01/27	4
2	8.00%, 04/01/25 - 05/01/25	2
3	8.50%, 07/01/2026	3
	FNMA, 15 Year, Single Family,
3,766	3.00%, 03/01/32 - 05/01/32	3,766
1	4.50%, 05/01/2019	1
2	5.00%, 10/01/2019	2
21	6.00%, 10/01/19 - 01/01/24	21
77	FNMA, 20 Year, Single Family, 5.50%, 02/01/2028	83
	FNMA, 30 Year, Single Family,
1,776	4.00%, 09/01/47 - 03/01/48	1,843
124	6.00%, 12/01/32 - 04/01/35	140
118	6.50%, 02/01/26 - 10/01/38	134
69	7.00%, 03/01/26 - 11/01/38	77
13	8.00%, 11/01/22 - 06/01/24	14
5	9.00%, 08/01/2024	6
	FNMA, Other,
193	1.74%, 05/01/2020	190
450	2.35%, 05/01/23 - 08/01/28	426
227	2.41%, 01/01/2023	222
400	2.46%, 10/01/2026	379
182	2.53%, 03/01/2023	178
450	2.57%, 08/01/2028	425
176	2.71%, 04/01/2023	174
500	2.83%, 05/01/2027	486
224	2.84%, 06/01/2022	223
89	2.90%, 06/01/2022	89
1,188	3.03%, 12/01/21 - 04/01/30	1,164
140	3.05%, 10/01/2020	141
440	3.08%, 01/01/2026	440
1,000	3.10%, 01/01/2028	992
93	3.11%, 10/01/2021	94
295	3.35%, 01/01/2028	298
192	3.37%, 11/01/2020	195
498	3.38%, 12/01/2023	507
356	3.39%, 04/01/2027	361
193	3.48%, 12/01/2020	197
567	3.57%, 10/01/2029	581
139	3.59%, 10/01/2020	142
500	3.69%, 11/01/2023	516
131	3.70%, 12/01/2020	134
374	3.76%, 08/01/2023	386
154	3.82%, 05/01/2022	158
155	3.84%, 06/01/2018	155
400	3.86%, 11/01/2023	417
468	3.94%, 12/01/2025	493
400	4.04%, 10/01/2020	411
466	4.30%, 06/01/2021	485
270	4.33%, 04/01/2021	281
209	4.37%, 02/01/2020	214
	GNMA I, 30 Year, Single Family,
20	6.50%, 01/15/24 - 03/15/28	23
43	7.00%, 04/15/24 - 05/15/26	43
9	7.50%, 06/15/25 - 05/15/26	9
12	8.00%, 04/15/24 - 09/15/27	13
13	8.50%, 06/15/22 - 12/15/22	13
	GNMA II, 30 Year, Single Family,
2	8.00%, 07/20/2028	2
7	8.50%, 09/20/2025	8

	Total Mortgage-Backed Securities (Cost $24,445)	24,417

Municipal Bonds — 0.0% (g) (t)
	New York — 0.0% (g)
35	New York State Dormitory Authority, State Personal Income Tax, General Purpose, Series D, Rev., 5.60%, 03/15/2040	43
150	Port Authority of New York & New Jersey, Consolidated, 164th Series, Rev., 5.65%, 11/01/2040	190

		233

	Ohio — 0.0% (g)
210	American Municipal Power, Inc., Meldahl Hydroelectric Project, Series B, Rev., 7.50%, 02/15/2050	311

	Total Municipal Bonds (Cost $395)	544

U.S. Government Agency Securities — 0.0% (g)
250	Resolution Funding Corp. STRIPS, 1.75% 07/15/2020 (n)	236
	Tennessee Valley Authority,
74	1.75%, 10/15/2018	74
44	4.63%, 09/15/2060	54

	Total U.S. Government Agency Securities (Cost $358)	364

U.S. Treasury Obligations — 3.7%
	U.S. Treasury Bonds,
3,300	2.75%, 11/15/2042	3,179

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2018 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
U.S. Treasury Obligations — continued
1,000		3.75%, 11/15/2043	1,140
1,000		4.25%, 05/15/2039	1,215
2,000		5.50%, 08/15/2028	2,493
		U.S. Treasury Notes,
2,000		1.00%, 11/30/2019	1,959
9,062		1.13%, 01/31/2019	8,990
2,000		1.50%, 02/28/2023	1,901
2,000		1.63%, 04/30/2019	1,989
4,000		1.63%, 07/31/2020	3,935
1,000		1.63%, 11/30/2020	980
3,000		1.63%, 04/30/2023	2,863
6,000		1.63%, 02/15/2026	5,532
1,400		1.75%, 01/31/2023	1,348
4,000		1.75%, 05/15/2023	3,839
700		2.00%, 11/30/2022	683
9,000		2.00%, 02/15/2025	8,607
2,000		2.13%, 03/31/2024	1,942
1,800		2.38%, 12/31/2020	1,800

		Total U.S. Treasury Obligations (Cost $55,495)	54,395

Loan Assignments — 0.1% (cc)
		Consumer Staples — 0.0%
		Food & Staples Retailing — 0.0%
165		Moran Foods LLC, Term Loan B, (ICE LIBOR USD 1 Month + 6.00%), 7.88%, 12/05/2023 (aa) ^	143

		Energy — 0.1%
		Oil, Gas & Consumable Fuels — 0.1%
276		California Resources Corp., Senior Secured First Out, (ICE LIBOR USD 1 Month + 4.75%), 6.57%, 12/31/2022 (aa)	280
166		Chesapeake Energy Corp., 1st Lien Last Out, (ICE LIBOR USD 3 Month + 7.50%), 9.44%, 08/23/2021 (aa)	176
16		MEG Energy Corp., 1st Lien, Term Loan B, (ICE LIBOR USD 3 Month + 3.50%), 5.81%, 12/31/2023 (aa)	16
612		Ultra Resources, Inc., Term Loan, (ICE LIBOR USD 1 Month + 3.00%), 4.76%, 04/12/2024 (aa)	605

		Total Energy	1,077

		Industrials — 0.0%
		Aerospace & Defense — 0.0%
25		MacDonald, Dettwiler and Associates Ltd., Term Loan B, (ICE LIBOR USD 1 Month + 2.75%), 4.63%, 10/04/2024 (aa)	25

		Information Technology — 0.0%
		Communications Equipment — 0.0%
200		Avaya, Inc., 1st Lien, Term Loan, (ICE LIBOR USD 1 Month + 4.75%), 6.54%, 12/15/2024 (aa)	200

		Telecommunication Services — 0.0%
		Diversified Telecommunication Services — 0.0%
30		Consolidated Communications, Inc., Term Loan B, (ICE LIBOR USD 1 Month + 3.00%), 4.88%, 10/05/2023 (aa)	30
30		Securus Technologies Holdings, Inc., 2nd Lien, Term Loan, (ICE LIBOR USD 1 Month + 8.25%), 10.13%, 11/01/2025 (aa)	30

		Total Telecommunication Services	60

		Total Loan Assignments (Cost $1,520)	1,505

NUMBER OF RIGHTS
Rights — 0.0% (g)
		Consumer Discretionary — 0.0% (g)
		Media — 0.0% (g)
23		Media General, Inc., CVR (a) (bb) (Cost $–) (h)	1

NUMBER OF WARRANTS
Warrant — 0.0%
		Financials — 0.0%
		Consumer Finance — 0.0%
–	(h)	Emergent Capital, Inc., expiring 10/01/2019 (Strike Price $10.75) (a) (bb) (Cost $—)	—

PRINCIPAL AMOUNT($)
Short-Term Investments— 2.4%
		U.S. Treasury Obligations— 0.0%
		U.S. Treasury Bills,
145		1.41%, 05/24/2018 (n)	145
165		1.86%, 09/13/2018 (n)	163

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2018 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Short-Term Investments —continued
	U.S. Treasury Obligations— continued
40	2.00%, 01/31/2019 (k) (n)	39

	Total U.S. Treasury Obligations (Cost $347)	347

SHARES
	Investment Companies— 2.4%
35,106	JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 1.54% (b) (l) (Cost $35,106)	35,106

	Total Short-Term Investments (Cost $35,453)	35,453

	Total Investments — 99.5% (Cost $1,240,929)	1,455,728
	Other Assets in Excess of Liabilities — 0.5%	6,832

	NET ASSETS — 100.0%	$1,462,560

Percentages indicated are based on net assets.

PORTFOLIO COMPOSITION BY COUNTRY*
United States	75.9%
Japan	4.1
United Kingdom	3.1
France	2.1
Switzerland	2.0
Germany	1.7
Netherlands	1.4
China	1.4
Others (each less than 1.0%)	8.3

* Percentages indicated are based upon total investments as of March 31, 2018.

Futures contracts outstanding as of March 31, 2018:

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Australia 10 Year Bond	360	06/2018	AUD	35,839	617
EURO STOXX 50 Index	44	06/2018	EUR	1,780	(7)
FTSE 100 Index	8	06/2018	GBP	786	(3)
MSCI Emerging Markets E-Mini Index	517	06/2018	USD	30,705	(658)
Russell 2000 E-Mini Index	266	06/2018	USD	20,365	(884)
S&P 500 E-Mini Index	178	06/2018	USD	23,523	(1,289)
TOPIX Index	152	06/2018	JPY	24,685	499
U.S. Treasury 10 Year Note	571	06/2018	USD	69,136	829
U.S. Treasury Long Bond	198	06/2018	USD	28,988	(62)

					(958)

Short Contracts
EURO STOXX 50 Index	(282)	06/2018	EUR	(11,409)	151
Euro-Bund	(174)	06/2018	EUR	(34,134)	(460)
FTSE 100 Index	(116)	06/2018	GBP	(11,402)	191
MSCI EAFE E-Mini Index	(37)	06/2018	USD	(3,701)	66
U.S. Treasury 2 Year Note	(298)	06/2018	USD	(63,358)	(29)

					(81)

					(1,039)

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2018 (Unaudited) (continued)

(Amounts in thousands)

Forward foreign currency exchange contracts outstanding as of March 31, 2018:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
AUD	2,391	USD	1,833	Australia & New Zealand Banking Group Ltd.	4/19/2018	4
CAD	8,263	EUR	5,154	Citibank, NA	4/19/2018	66
CAD	8,157	NOK	49,381	Goldman Sachs International	4/19/2018	30
CHF	7,359	EUR	6,239	Credit Suisse International	4/19/2018	22
CHF	477	NOK	3,885	Goldman Sachs International	4/19/2018	3
CLP	2,879,528	USD	4,743	Goldman Sachs International **	4/19/2018	26
CNH	43,329	USD	6,823	Deutsche Bank AG	4/19/2018	81
CZK	391,591	USD	18,947	Merrill Lynch International	4/19/2018	36
EUR	2,576	AUD	4,120	Goldman Sachs International	4/19/2018	9
EUR	1,289	CHF	1,505	Barclays Bank plc	4/19/2018	11
EUR	6,467	CHF	7,549	Credit Suisse International	4/19/2018	61
EUR	7,692	CHF	9,000	Goldman Sachs International	4/19/2018	50
EUR	583	SEK	5,884	Goldman Sachs International	4/19/2018	12
GBP	3,430	USD	4,765	BNP Paribas	4/19/2018	50
GBP	1,424	USD	1,990	Goldman Sachs International	4/19/2018	8
IDR	27,165,993	USD	1,973	Goldman Sachs International **	4/19/2018	4
INR	112,631	USD	1,727	Goldman Sachs International **	4/19/2018	1
JPY	515,208	USD	4,836	Barclays Bank plc	4/19/2018	11
KRW	5,038,322	USD	4,701	Citibank, NA **	4/19/2018	43
KRW	5,160,216	USD	4,820	Goldman Sachs International **	4/19/2018	39
MXN	124,223	USD	6,587	Goldman Sachs International	4/19/2018	229
NZD	6,604	EUR	3,868	Goldman Sachs International	4/19/2018	8
NZD	4,359	JPY	332,870	Goldman Sachs International	4/19/2018	19
NZD	4,396	USD	3,156	Goldman Sachs International	4/19/2018	21

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
PHP	166,464	USD	3,169	Citibank, NA **	4/19/2018	15
PHP	238,282	USD	4,544	Goldman Sachs International **	4/19/2018	14
RUB	105,446	USD	1,827	Citibank, NA **	4/19/2018	10
RUB	96,199	USD	1,665	Goldman Sachs International **	4/19/2018	11
THB	49,764	USD	1,589	Barclays Bank plc	4/19/2018	4
THB	99,719	USD	3,186	Deutsche Bank AG	4/19/2018	5
TRY	13,620	USD	3,385	Barclays Bank plc	4/19/2018	51
TRY	6,056	USD	1,518	Goldman Sachs International	4/19/2018	10
TRY	25,243	USD	6,354	HSBC Bank, N.A.	4/19/2018	14
USD	8,191	AUD	10,566	HSBC Bank, N.A.	4/19/2018	76
USD	10,830	AUD	13,888	State Street Corp.	4/19/2018	163
USD	1,604	BRL	5,228	Goldman Sachs International **	4/19/2018	23
USD	34,365	CHF	32,578	Barclays Bank plc	4/19/2018	243
USD	1,588	CHF	1,498	Citibank, NA	4/19/2018	19
USD	732	CHF	692	Deutsche Bank AG	4/19/2018	7
USD	1,570	CLP	946,484	Merrill Lynch International **	4/19/2018	3
USD	699	CNH	4,382	TD Bank Financial Group	4/19/2018	–	(h)
USD	6,210	CZK	127,220	HSBC Bank, N.A.	4/19/2018	43
USD	3,183	EUR	2,570	BNP Paribas	4/19/2018	16
USD	3,192	EUR	2,579	Citibank, NA	4/19/2018	15
USD	3,184	EUR	2,571	Goldman Sachs International	4/19/2018	16
USD	6,354	HUF	1,593,401	Goldman Sachs International	4/19/2018	71
USD	1,724	HUF	432,739	Merrill Lynch International	4/19/2018	17
USD	3,230	JPY	340,345	BNP Paribas	4/19/2018	28
USD	1,588	JPY	168,050	Goldman Sachs International	4/19/2018	7
USD	6,406	NZD	8,782	Credit Suisse International	4/19/2018	60
USD	9,419	NZD	12,969	Deutsche Bank AG	4/19/2018	47
USD	3,197	PLN	10,922	BNP Paribas	4/19/2018	6
USD	1,505	PLN	5,105	Credit Suisse International	4/19/2018	13
USD	6,335	PLN	21,582	HSBC Bank, N.A.	4/19/2018	29

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2018 (Unaudited) (continued)

(Amounts in thousands)

USD	1,719	RON	6,503	Citibank, NA	4/19/2018	2
USD	1,603	RUB	91,732	Goldman Sachs International**	4/19/2018	5
USD	3,177	SEK	26,170	Citibank, NA	4/19/2018	39
USD	10,687	SEK	88,315	Goldman Sachs International	4/19/2018	98
USD	10,785	SEK	88,910	TD Bank Financial Group	4/19/2018	125
USD	2,710	THB	84,687	Barclays Bank plc	4/19/2018	1
USD	4,799	THB	149,484	Goldman Sachs International	4/19/2018	16
USD	3,180	TRY	12,434	Goldman Sachs International	4/19/2018	43
USD	1,583	TWD	45,874	Goldman Sachs International**	4/19/2018	5
USD	4,069	ZAR	48,020	Goldman Sachs International	4/19/2018	22
USD	8,050	ILS	27,669	Deutsche Bank AG	4/20/2018	154

Total unrealized appreciation						2,390

BRL	10,344	USD	3,165	Merrill Lynch International**	4/19/2018	(36)
CAD	28,355	USD	22,039	Merrill Lynch International	4/19/2018	(23)
CHF	3,008	EUR	2,563	Royal Bank of Canada	4/19/2018	(7)
CHF	638	EUR	544	State Street Corp.	4/19/2018	(2)
CHF	14,886	USD	15,727	Credit Suisse International	4/19/2018	(136)
COP	6,186,620	USD	2,219	Goldman Sachs International**	4/19/2018	(5)
COP	17,527,114	USD	6,331	Merrill Lynch International**	4/19/2018	(59)
EUR	5,123	NZD	8,771	Goldman Sachs International	4/19/2018	(28)
EUR	29,640	USD	36,557	Deutsche Bank AG	4/19/2018	(46)
GBP	4,508	USD	6,363	HSBC Bank, N.A.	4/19/2018	(35)
HUF	399,500	USD	1,579	Credit Suisse International	4/19/2018	(4)
HUF	1,626,640	USD	6,484	HSBC Bank, N.A.	4/19/2018	(71)
INR	100,845	USD	1,548	Citibank, NA**	4/19/2018	(1)
JPY	666,411	USD	6,354	Citibank, NA	4/19/2018	(84)
JPY	333,126	USD	3,177	Royal Bank of Canada	4/19/2018	(43)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
NOK	12,355	CHF	1,514	Goldman Sachs International	4/19/2018	(9)
NOK	61,668	EUR	6,467	Credit Suisse International	4/19/2018	(96)
NOK	49,258	EUR	5,123	Goldman Sachs International	4/19/2018	(24)
NOK	24,117	EUR	2,505	HSBC Bank, N.A.	4/19/2018	(8)
NOK	11,970	USD	1,537	Citibank, NA	4/19/2018	(9)
NOK	49,203	USD	6,354	Goldman Sachs International	4/19/2018	(73)
NOK	37,207	USD	4,765	HSBC Bank, N.A.	4/19/2018	(16)
NZD	8,755	EUR	5,140	Goldman Sachs International	4/19/2018	(5)
NZD	2,185	USD	1,586	Credit Suisse International	4/19/2018	(7)
NZD	21,305	USD	15,474	Goldman Sachs International	4/19/2018	(77)
PHP	247,678	USD	4,760	Goldman Sachs International**	4/19/2018	(23)
PLN	6,944	USD	2,047	Credit Suisse International	4/19/2018	(18)
PLN	21,438	USD	6,354	Goldman Sachs International	4/19/2018	(90)
RON	23,421	USD	6,243	HSBC Bank, N.A.	4/19/2018	(58)
RUB	93,215	USD	1,628	Citibank, NA**	4/19/2018	(4)
RUB	542,540	USD	9,464	Goldman Sachs International**	4/19/2018	(13)
SEK	4,701	EUR	462	Goldman Sachs International	4/19/2018	(5)
TRY	6,183	USD	1,588	Citibank, NA	4/19/2018	(28)
TRY	6,251	USD	1,589	Goldman Sachs International	4/19/2018	(12)
USD	1,138	BRL	3,791	Citibank, NA**	4/19/2018	(9)
USD	4,765	CAD	6,163	Citibank, NA	4/19/2018	(20)
USD	6,316	CAD	8,155	Credit Suisse International	4/19/2018	(16)
USD	21,588	CAD	28,094	Goldman Sachs International	4/19/2018	(225)
USD	4,765	CAD	6,152	Royal Bank of Canada	4/19/2018	(12)
USD	6,354	CAD	8,209	TD Bank Financial Group	4/19/2018	(20)
USD	15,808	COP	45,309,542	Goldman Sachs International**	4/19/2018	(404)
USD	5,147	GBP	3,713	Barclays Bank plc	4/19/2018	(65)
USD	1,574	IDR	21,832,476	Goldman Sachs International**	4/19/2018	(15)
USD	1,718	INR	112,631	Merrill Lynch International**	4/19/2018	(10)
USD	6,354	JPY	677,498	Barclays Bank plc	4/19/2018	(20)

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2018 (Unaudited) (continued)

(Amounts in thousands)

USD	12,633	KRW	13,508,691	Goldman Sachs International**	4/19/2018	(87)
USD	1,586	MXN	29,844	Citibank, NA	4/19/2018	(51)
USD	1,626	MXN	30,294	Goldman Sachs International	4/19/2018	(36)
USD	3,147	PHP	164,923	Goldman Sachs International**	4/19/2018	(7)
USD	1,459	RON	5,531	Credit Suisse International	4/19/2018	(2)
USD	12,552	RUB	726,058	Citibank, NA**	4/19/2018	(95)
USD	5,786	TWD	168,774	Goldman Sachs International**	4/19/2018	(20)
USD	3,469	TWD	101,538	Merrill Lynch International**	4/19/2018	(24)
USD	1,566	ZAR	18,797	Credit Suisse International	4/19/2018	(18)
USD	1,584	ZAR	18,948	Goldman Sachs International	4/19/2018	(13)
ILS	16,578	USD	4,794	Goldman Sachs International	4/20/2018	(62)

Total unrealized depreciation						(2,386)

Net unrealized appreciation						4

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2018 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ACES	—	Alternative Credit Enhancement Securities
ADR	—	American Depositary Receipt
ARM	—	Adjustable Rate Mortgage. The interest rate shown is the rate in effect as of March 31, 2018.
AUD	—	Australian Dollar
BRL	—	Brazilian Real
CAD	—	Canadian Dollar
CHF	—	Swiss Franc
CLP	—	Chilean Peso
CNH	—	China Renminbi
COP	—	Colombian Peso
CVA	—	Dutch Certification
CVR	—	Contingent Value Rights
CZK	—	Czech Republic Koruna
EAFE	—	Europe, Australasia and Far East
ETF	—	Exchange Traded Fund
EUR	—	Euro
FHLMC	—	Federal Home Loan Mortgage Corp.
FNMA	—	Federal National Mortgage Association
FTSE	—	Financial Times and the London Stock Exchange
GBP	—	British Pound
GDR	—	Global Depositary Receipt
GNMA	—	Government National Mortgage Association
HUF	—	Hungarian Forint
ICE	—	Intercontinental Exchange
IDR	—	Indonesian Rupiah
IF	—	Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index. The interest rate shown is the rate in effect as of March 31, 2018. The rate may be subject to a cap and floor.
ILS	—	Israeli Shekel
INR	—	Indian Rupee
IO	—	Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.
JPY	—	Japanese Yen
KRW	—	Korean Republic Won
LIBOR	—	London Interbank Offered Rate
MSCI	—	Morgan Stanley Capital International
MXN	—	Mexican Peso
NOK	—	Norwegian Krone
NZD	—	New Zealand Dollar
PHP	—	Philippine Peso
PLN	—	Polish Zloty
PO	—	Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2018 (Unaudited) (continued)

(Amounts in thousands)

Reg. S	—	Security was purchased pursuant to Regulation S under the Securities Act of 1933, as amended (the “Securities Act”), which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act, or pursuant to an exemption from registration.
REMIC	—	Real Estate Mortgage Investment Conduits
Rev.	—	Revenue
RON	—	Romanian Leu
RUB	—	Russian Ruble
SEK	—	Swedish Krona
STRIPS	—	Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.
SUB	—	Step-Up Bond. The interest rate shown is the rate in effect as of March 31, 2018.
THB	—	Thai Baht
TOPIX	—	Tokyo Stock Price Index
TRY	—	Turkish Lira
TWD	—	Taiwan Dollar
USD	—	United States Dollar
ZAR	—	South African Rand
(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(d)	—	Defaulted Security. Security has not paid its last interest payment and/or interest is not being accrued.
(e)	—	Security is exempt from registration under Rule 144A of the Securities Act. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(g)	—	Amount rounds to less than 0.05%.
(h)	—	Amount rounds to less than 500.
(k)	—	All or a portion of this security is deposited with the broker as initial margin for futures contracts.
(l)	—	The rate shown is the current yield as of March 31, 2018.
(n)	—	The rate shown is the effective yield as of March 31, 2018.
(t)	—	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(v)	—	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(w)	—	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(x)	—	Security is perpetual and thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of March 31, 2018.
(y)	—	Security is an interest bearing note with preferred security characteristics.

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2018 (Unaudited) (continued)

(Amounts in thousands)

(z)	—	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of March 31, 2018.
(aa)	—	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of March 31, 2018.
(bb)	—	Security has been valued using significant unobservable inputs.
(cc)	—	Loan assignments are presented by obligor. Each series or loan tranche underlying each obligor may have varying terms.
^	—	All or a portion of the security is unsettled as of March 31, 2018. Unless otherwise indicated, the coupon rate is undetermined. The coupon rate shown may not be accrued for the entire position.
**	—	Non-deliverable forward.

Detailed information about investment portfolios of the underlying funds can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in certified portfolio holdings filed quarterly on Form N-Q, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material.

Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date. Certain foreign equity instruments, as well as certain derivatives with equity reference obligations, are valued by applying international fair value factors provided by approved Pricing Services. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated.

Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Futures are generally valued on the basis of available market quotations. Forward foreign currency exchange contracts are valued utilizing market quotations from approved Pricing Services.

See the table on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value level 3 securities held by the Fund at March 31, 2018.

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2018 (Unaudited) (continued)

(Amounts in thousands)

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Consumer Discretionary	$79,669	$26,850	$—	$106,519
Consumer Staples	33,320	16,877	—	50,197
Energy	28,127	14,780	—	42,907
Financials	96,518	61,190	—	157,708
Health Care	61,227	21,288	—	82,515
Industrials	79,070	25,981	—	105,051
Information Technology	137,056	16,502	—	153,558
Materials	20,585	22,609	—	43,194
Real Estate	40,795	4,798	—	45,593
Telecommunication Services	5,879	5,937	—	11,816
Utilities	12,766	3,467	—	16,233

Total Common Stocks	595,012	220,279	—	815,291

Debt Securities
Asset-Backed Securities	—	16,641	27,469	44,110
Collateralized Mortgage Obligations	—	91,075	673	91,748
Commercial Mortgage-Backed Securities	—	11,691	2,047	13,738
Convertible Bonds
Consumer Discretionary	—	68	—	68
Corporate Bonds
Consumer Discretionary	—	27,776	—	27,776
Consumer Staples	—	8,655	—	8,655
Energy	—	18,002	29	18,031
Financials	—	31,229	—	31,229
Health Care	—	14,865	180	15,045
Industrials	—	14,943	—	14,943
Information Technology	—	12,710	—	12,710
Materials	—	11,800	—	11,800
Real Estate	—	6,376	—	6,376
Telecommunication Services	—	16,971	—	16,971
Utilities	—	7,838	—	7,838

Total Corporate Bonds	—	171,165	209	171,374

Exchange Traded Fund	456	—	—	456
Foreign Government Securities	—	654	—	654
Mortgage-Backed Securities	—	24,417	—	24,417
Municipal Bonds	—	544	—	544
U.S. Government Agency Securities	—	364	—	364
U.S. Treasury Obligations	—	54,395	—	54,395

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2018 (Unaudited) (continued)

(Amounts in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Loan Assignments
Consumer Staples	$—	$143	$—		$143
Energy	—	1,077	—		1,077
Industrials	—	25	—		25
Information Technology	—	200	—		200
Telecommunication Services	—	60	—		60

Total Loan Assignments	—	1,505	—		1,505

Rights
Consumer Discretionary	—	—	1		1
Warrants
Financials	—	—	—	(a)	— (a)
Short-Term Investments
Investment Company	35,106	—	—		35,106
U.S. Treasury Obligations	—	347	—		347

Total Short-Term Investments	35,106	347	—		35,453

Investment Companies	201,610	—	—		201,610

Total Investments in Securities	$832,184	$593,145	$30,399		$1,455,728

Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$2,390	$—		$2,390
Futures Contracts	1,512	841	—		2,353

Total Appreciation in Other Financial Instruments	$1,512	$3,231	$—		$4,743

Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$(2,386)	$—		$(2,386)
Futures Contracts	(3,381)	(11)	—		(3,392)

Total Depreciation in Other Financial Instruments	$(3,381)	$(2,397)	$—		$(5,778)

(a)	Value is zero.

Transfers between fair value levels are valued utilizing values as of the beginning of the period.

Transfers from level 2 to level 1 in the amount of approximately $61,771,000 are due to the non-application of the fair value factors to certain securities during the period ended March 31, 2018.

The following is a summary of investments for which significant unobservable inputs (level 3) were used in determining fair value

	Balance as of June 30, 2017		Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)		Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of March 31, 2018
Investments in Securities:
Asset-Backed Securities	$25,757		$371	$160	$91		$3,629	$(5,417)	$3,559	$(681)	$27,469
Collateralized Mortgage Obligations	775		15	(23)	4		—	(98)	—	—	673
Commercial Mortgage-Backed Securities	1,148		(14)	13	(1)		1,809	(684)	—	(224)	2,047
Corporate Bonds - Energy	113		2	12	—	(a)	—	(93)	80	(85)	29
Corporate Bonds - Health Care	—		—	11	2		—	—	167	—	180
Rights - Consumer Discretionary	—	(a)	46	1	—		—	(46)	—	—	1
Warrants - Financials	—	(b)	—	—	—		—	—	—	—	—	(b)

	$27,793		$420	$174	$96		$5,438	$(6,338)	$3,806	$(990)	$30,399

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
(a)	Amount rounds to less than 500.
(b)	Value is zero.

The changes in net unrealized appreciation (depreciation) attributable to securities owned at March 31, 2018, which were valued using significant unobservable inputs (level 3) amounted to approximately $180,000.

There were no significant transfers between level 2 and level 3 during the period ended March 31, 2018.

Quantitative Information about Level 3 Fair Value Measurements #

(Amounts in thousands)

	Fair Value at March 31, 2018	Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
	$26,942	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 19.00% (5.96%)
			Constant Default Rate	1.64% - 9.17% (3.88%)
			Yield (Discount Rate of Cash Flows)	2.63% - 9.81% (4.39%)

Asset-Backed Securities	26,942

	1,095	Discounted Cash Flow	Yield (Discount Rate of Cash Flows)	3.06% - 4.50% (4.45%)

Commercial Mortgage-Backed Securities	1,095

	673	Discounted Cash Flow	Constant Prepayment Rate	6.57% (6.57%)
			Constant Default Rate	6.60% (6.60%)
			Yield (Discount Rate of Cash Flows)	7.25% (7.25%)

Commercial Mortgage Obligations	673

Total	$28,710

#	The table above does not include certain level 3 investments that are valued by brokers and pricing services. At March 31, 2018, the value of these investments was approximately $1,689,000. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note A.

The significant unobservable inputs used in the fair value measurement of the Portfolio’s investments are listed above. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in the yield and default rate may decrease (increase) the fair value measurement. A significant change in the prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2018 (Unaudited) (continued)

B. Derivatives — The Fund used derivative instruments including futures and forward foreign currency exchange contracts in connection with its investment strategy. Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments or to generate income or gain to the Fund. Derivatives may also be used to manage duration, sector and yield curve exposures and credit and spread volatility.

The Fund may be subject to various risks from the use of derivatives including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing a Fund to close out its position(s); and, documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund’s risk of loss associated with these instruments may exceed their value.

The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund’s ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund’s net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against the counterparty (e.g., decline in a counterparty’s credit rating below a specified level). Such rights for both the counterparty and Fund often include the ability to terminate (i.e., close out) open contracts at prices which may favor the counterparty, which could have an adverse effect on the Fund. The ISDA agreements give the Fund and counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable with collateral posted to a segregated account by one party to the other.

Counterparty credit risk may be mitigated to the extent a counterparty posts collateral for mark to market gains to the Fund.

Notes (1) — (2) below describe the various derivatives used by the Fund.

(1). Futures Contracts — The Fund used index, treasury or other financial futures contracts to manage and hedge interest rate risk associated with portfolio investments and to gain or reduce exposure to positive and negative price fluctuation or a particular countries or regions. The Fund also used futures contracts to lengthen or shorten the duration of the overall investment portfolio.

Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts. Changes in market value on open future contracts are recorded as changes in unrealized appreciation or depreciation.

The Fund may be exposed to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subject the Fund to risk of loss up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund’s credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.

The Fund’s futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).

(2). Forward Foreign Currency Exchange Contracts — The Fund may be exposed to foreign currency risks associated with some or all of the portfolio investments and used forward foreign currency exchange contracts to hedge or manage certain of these exposures as part of an investment strategy. The Fund also bought forward foreign currency exchange contracts to gain exposure to currencies. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

The values of the forward foreign currency contracts are adjusted daily based on the applicable exchange rate of the underlying currency. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract settlement date. When the forward foreign currency exchange contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed. The Fund also records a realized gain or loss when a forward foreign currency exchange contract offsets another forward foreign currency exchange contract with the same counterparty upon settlement.

The Fund’s forward foreign currency exchange contracts are subject to master netting arrangements (the right to close out all transactions with a counterparty and net amounts or due across transactions). The Fund may be required to post or receive collateral for non-deliverable forward foreign currency exchange contracts.

JPMorgan Dynamic Small Cap Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2018 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 99.1%
	Consumer Discretionary — 14.0%
	Automobiles — 1.1%
60	Winnebago Industries, Inc.	2,251

	Distributors — 1.0%
14	Pool Corp.	2,024

	Diversified Consumer Services — 1.3%
27	Bright Horizons Family Solutions, Inc. (a)	2,702

	Hotels, Restaurants & Leisure — 2.9%
90	Boyd Gaming Corp.	2,856
38	Texas Roadhouse, Inc.	2,223
4	Vail Resorts, Inc.	916

		5,995

	Household Durables — 0.7%
89	TRI Pointe Group, Inc. (a)	1,455

	Internet & Direct Marketing Retail — 1.2%
233	Groupon, Inc. (a)	1,010
21	Wayfair, Inc., Class A (a)	1,413

		2,423

	Multiline Retail — 1.3%
43	Ollie’s Bargain Outlet Holdings, Inc. (a)	2,608

	Specialty Retail — 3.5%
14	Burlington Stores, Inc. (a)	1,810
14	Floor & Decor Holdings, Inc., Class A (a)	717
77	Hudson Ltd., (United Kingdom), Class A (a)	1,230
24	Lithia Motors, Inc., Class A	2,366
36	National Vision Holdings, Inc. (a)	1,170

		7,293

	Textiles, Apparel & Luxury Goods — 1.0%
68	Wolverine World Wide, Inc.	1,973

	Total Consumer Discretionary	28,724

	Consumer Staples — 2.5%
	Food & Staples Retailing — 1.9%
10	Casey’s General Stores, Inc.	1,052
93	Performance Food Group Co. (a)	2,786

		3,838

	Food Products — 0.6%
79	Freshpet, Inc. (a)	1,299

	Total Consumer Staples	5,137

	Energy — 1.2%
	Oil, Gas & Consumable Fuels — 1.2%
89	Jagged Peak Energy, Inc. (a)	1,264
28	RSP Permian, Inc. (a)	1,293

	Total Energy	2,557

	Financials — 5.5%
	Banks — 2.2%
22	Bank of the Ozarks, Inc.	1,082
5	Signature Bank (a)	751
30	Texas Capital Bancshares, Inc. (a)	2,703

		4,536

	Capital Markets — 2.6%
31	Evercore, Inc., Class A	2,711
36	Financial Engines, Inc.	1,255
133	PennantPark Investment Corp.	886
45	WisdomTree Investments, Inc.	417

		5,269

	Thrifts & Mortgage Finance — 0.7%
37	BofI Holding, Inc. (a)	1,508

	Total Financials	11,313

	Health Care — 22.4%
	Biotechnology — 9.0%
21	ACADIA Pharmaceuticals, Inc. (a)	474
115	Adverum Biotechnologies, Inc. (a)	668
11	ARMO BioSciences, Inc. (a)	414
58	Bellicum Pharmaceuticals, Inc. (a)	383
27	Biohaven Pharmaceutical Holding Co. Ltd. (a)	693
50	Clementia Pharmaceuticals, Inc., (Canada) (a)	757
9	Clovis Oncology, Inc. (a)	462
45	Coherus Biosciences, Inc. (a)	498
46	Exact Sciences Corp. (a)	1,865
32	FibroGen, Inc. (a)	1,466
14	G1 Therapeutics, Inc. (a)	515
101	Halozyme Therapeutics, Inc. (a)	1,973
59	Homology Medicines, Inc. (a)	1,109
13	Insmed, Inc. (a)	299
13	Neurocrine Biosciences, Inc. (a)	1,082
19	Portola Pharmaceuticals, Inc. (a)	626
36	REGENXBIO, Inc. (a)	1,076
15	Sage Therapeutics, Inc. (a)	2,429
26	Spark Therapeutics, Inc. (a)	1,712

		18,501

JPMorgan Dynamic Small Cap Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2018 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Health Care Equipment & Supplies — 4.4%
173	GenMark Diagnostics, Inc. (a)	939
32	Insulet Corp. (a)	2,782
23	iRhythm Technologies, Inc. (a)	1,442
78	K2M Group Holdings, Inc. (a)	1,477
25	Nevro Corp. (a)	2,151
162	TransEnterix, Inc. (a)	275

		9,066

	Health Care Providers & Services — 2.5%
46	Acadia Healthcare Co., Inc. (a)	1,799
18	Amedisys, Inc. (a)	1,109
11	WellCare Health Plans, Inc. (a)	2,170

		5,078

	Health Care Technology — 2.7%
101	Evolent Health, Inc., Class A (a)	1,435
78	Teladoc, Inc. (a)	3,131
15	Veeva Systems, Inc., Class A (a)	1,063

		5,629

	Pharmaceuticals — 3.8%
90	Horizon Pharma plc (a)	1,279
36	Nektar Therapeutics (a)	3,870
48	Revance Therapeutics, Inc. (a)	1,476
241	TherapeuticsMD, Inc. (a)	1,175

		7,800

	Total Health Care	46,074

	Industrials — 18.4%
	Aerospace & Defense — 1.9%
30	HEICO Corp.	2,587
21	Hexcel Corp.	1,367

		3,954

	Air Freight & Logistics — 0.4%
8	XPO Logistics, Inc. (a)	841

	Building Products — 4.9%
86	Advanced Drainage Systems, Inc.	2,240
39	JELD-WEN Holding, Inc. (a)	1,183
12	Lennox International, Inc.	2,483
22	Masonite International Corp. (a)	1,360
25	Trex Co., Inc. (a)	2,729

		9,995

	Commercial Services & Supplies — 1.3%
120	Advanced Disposal Services, Inc. (a)	2,680
	Machinery — 5.4%
68	Evoqua Water Technologies Corp. (a)	1,450
43	Graco, Inc.	1,979
42	ITT, Inc.	2,062
30	John Bean Technologies Corp.	3,349
30	Oshkosh Corp.	2,298

		11,138

	Marine — 0.6%
15	Kirby Corp. (a)	1,148

	Road & Rail — 1.8%
7	Old Dominion Freight Line, Inc.	1,076
34	Saia, Inc. (a)	2,535

		3,611

	Trading Companies & Distributors — 2.1%
53	H&E Equipment Services, Inc.	2,050
54	Rush Enterprises, Inc., Class A (a)	2,284

		4,334

	Total Industrials	37,701

	Information Technology — 29.9%
	Communications Equipment — 1.1%
41	Ciena Corp. (a)	1,049
85	Quantenna Communications, Inc. (a)	1,159

		2,208

	Electronic Equipment, Instruments & Components — 1.4%
14	Littelfuse, Inc.	2,882

	Internet Software & Services — 12.3%
26	2U, Inc. (a)	2,179
78	Cloudera, Inc. (a)	1,687
55	Envestnet, Inc. (a)	3,139
33	GoDaddy, Inc., Class A (a)	2,019
47	GrubHub, Inc. (a)	4,738
51	Instructure, Inc. (a)	2,141
53	MuleSoft, Inc., Class A (a)	2,316
70	Nutanix, Inc., Class A (a)	3,455
53	Okta, Inc. (a)	2,099
30	Trade Desk, Inc. (The), Class A (a)	1,470

		25,243

JPMorgan Dynamic Small Cap Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2018 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Semiconductors & Semiconductor Equipment — 5.3%
12	Cavium, Inc. (a)	935
67	Entegris, Inc.	2,342
57	Inphi Corp. (a)	1,702
29	MKS Instruments, Inc.	3,378
22	Monolithic Power Systems, Inc.	2,496

		10,853

	Software — 9.8%
12	Atlassian Corp. plc, (Australia), Class A (a)	649
17	Guidewire Software, Inc. (a)	1,413
25	HubSpot, Inc. (a)	2,741
32	Paycom Software, Inc. (a)	3,432
23	Proofpoint, Inc. (a)	2,657
37	RingCentral, Inc., Class A (a)	2,378
63	SailPoint Technologies Holding, Inc. (a)	1,311
10	Tyler Technologies, Inc. (a)	2,059
57	Zendesk, Inc. (a)	2,744
31	Zscaler, Inc. (a)	858

		20,242

	Total Information Technology	61,428

	Materials — 3.5%
	Chemicals — 1.4%
120	Ferro Corp. (a)	2,780

	Construction Materials — 2.1%
20	Eagle Materials, Inc.	2,065
76	Summit Materials, Inc., Class A (a)	2,310

		4,375

	Total Materials	7,155

	Real Estate — 1.7%
	Equity Real Estate Investment Trusts (REITs) — 0.9%
34	CubeSmart	959
21	Highwoods Properties, Inc.	940

		1,899

	Real Estate Management & Development — 0.8%
27	RE/MAX Holdings, Inc., Class A	1,644

	Total Real Estate	3,543

	Total Common Stocks (Cost $120,704)	203,632

Short-Term Investment — 1.5%
	Investment Company — 1.5%
3,054	JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 1.54% (b) (l) (Cost $3,054)	3,054

	Total Investments — 100.6% (Cost $123,758)	206,686
	Liabilities in Excess of Other Assets — (0.6)%	(1,164)

	NET ASSETS — 100.0%	$205,522

Percentages indicated are based on net assets.

JPMorgan Dynamic Small Cap Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2018 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(a)	–	Non-income producing security.
(b)	–	Investment in affiliate. Money market fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(l)	–	The rate shown is the current yield as of March 31, 2018.

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Investment Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date. Investments in open-end investment companies excluding exchange traded funds (“ETFs”) (the “Underlying Funds”), are valued at each Underlying Fund’s NAV per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$206,686	$—	$—	$206,686

(a)	All portfolio holdings designated as level 1 are disclosed individually on the SOI. Please refer to the SOI for asset class specifics of portfolio holdings.

There were no transfers among any levels during the period ended March 31, 2018.

JPMorgan Equity Focus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2018 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 95.6%
	Consumer Discretionary — 15.8%
	Household Durables — 1.8%
19	Mohawk Industries, Inc. (a)	4,394

	Internet & Direct Marketing Retail — 4.5%
7	Amazon.com, Inc. (a)	10,739

	Media — 3.5%
48	CBS Corp. (Non-Voting), Class B	2,489
153	DISH Network Corp., Class A (a)	5,802

		8,291

	Multiline Retail — 2.7%
99	Kohl’s Corp.	6,495

	Specialty Retail — 3.3%
12	AutoZone, Inc. (a)	7,784

	Total Consumer Discretionary	37,703

	Consumer Staples — 4.0%
	Beverages — 1.6%
50	Molson Coors Brewing Co., Class B	3,760

	Food & Staples Retailing — 2.4%
87	Walgreens Boots Alliance, Inc.	5,717

	Total Consumer Staples	9,477

	Energy — 7.7%
	Oil, Gas & Consumable Fuels — 7.7%
40	Concho Resources, Inc. (a)	5,980
436	Kinder Morgan, Inc.	6,569
80	Marathon Petroleum Corp.	5,850

	Total Energy	18,399

	Financials — 20.4%
	Banks — 2.7%
124	Wells Fargo & Co.	6,480

	Capital Markets — 7.4%
105	Charles Schwab Corp. (The)	5,484
25	S&P Global, Inc.	4,845
67	T. Rowe Price Group, Inc.	7,200

		17,529

	Consumer Finance — 4.9%
181	Ally Financial, Inc.	4,913
71	Capital One Financial Corp.	6,830

		11,743

	Insurance — 5.4%
135	American International Group, Inc.	7,356
110	Loews Corp.	5,465

		12,821

	Total Financials	48,573

	Health Care — 7.6%
	Biotechnology — 1.7%
25	Vertex Pharmaceuticals, Inc. (a)	3,993

	Health Care Equipment & Supplies — 1.3%
8	Intuitive Surgical, Inc. (a)	3,131

	Health Care Providers & Services — 4.6%
68	Acadia Healthcare Co., Inc. (a)	2,664
39	UnitedHealth Group, Inc.	8,320

		10,984

	Total Health Care	18,108

	Industrials — 7.9%
	Airlines — 3.0%
131	Delta Air Lines, Inc.	7,161

	Commercial Services & Supplies — 1.7%
56	Waste Connections, Inc.	4,028

	Machinery — 3.2%
18	Parker-Hannifin Corp.	3,092
30	Stanley Black & Decker, Inc.	4,526

		7,618

	Total Industrials	18,807

	Information Technology — 20.6%
	Internet Software & Services — 4.7%
11	Alphabet, Inc., Class C (a)	11,154

	IT Services — 3.6%
50	Mastercard, Inc., Class A	8,707

	Semiconductors & Semiconductor Equipment — 3.5%
19	Broadcom Ltd.	4,503
17	NVIDIA Corp.	3,833

		8,336

	Software — 4.5%
36	Electronic Arts, Inc. (a)	4,368
20	salesforce.com, Inc. (a)	2,382
23	ServiceNow, Inc. (a)	3,872

		10,622

	Technology Hardware, Storage & Peripherals — 4.3%
61	Apple, Inc.	10,276

	Total Information Technology	49,095

JPMorgan Equity Focus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2018 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Materials — 5.1%
	Containers & Packaging — 5.1%
202	Ball Corp.	8,023
64	WestRock Co.	4,100

	Total Materials	12,123

	Real Estate — 4.6%
	Equity Real Estate Investment Trusts (REITs) — 4.6%
57	Federal Realty Investment Trust	6,562
23	Public Storage	4,517

	Total Real Estate	11,079

	Utilities — 1.9%
	Electric Utilities — 1.9%
102	Xcel Energy, Inc.	4,617

	Total Common Stocks (Cost $185,530)	227,981

Short-Term Investment — 5.2%
	Investment Company — 5.2%
12,356	JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 1.54% (b) (l) (Cost $12,356)	12,356

	Total Investments — 100.8% (Cost $197,886)	240,337
	Liabilities in Excess of Other Assets — (0.8)%	(1,897)

	NET ASSETS — 100.0%	$238,440

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(a)	–	Non-income producing security.
(b)	–	Investment in affiliate. Money market fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc. or JPMorgan Investment Advisors Inc.
(l)	–	The rate shown is the current yield as of March 31, 2018.

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

JPMorgan Equity Focus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2018 (Unaudited) (continued)

(Amounts in thousands)

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies, including J.P. Morgan Funds (the “Underlying Funds”), are valued at each Underlying Fund’s NAV per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2— Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$240,337	$—	$—	$240,337

(a)	All portfolio holdings designated as level 1 are disclosed individually on the SOI. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers among any levels during the period ended March 31, 2018.

JPMorgan Equity Low Volatility Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2018 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 81.5%
	Consumer Discretionary — 4.1%
	Hotels, Restaurants & Leisure — 3.5%
7,430	Nathan’s Famous, Inc.	549,077
3,150	Royal Caribbean Cruises Ltd.	370,881
8,650	Yum Brands, Inc.	736,375
10,300	Yum China Holdings, Inc., (China)	427,450

		2,083,783

	Specialty Retail — 0.6%
2,000	Home Depot, Inc. (The)	356,480

	Total Consumer Discretionary	2,440,263

	Consumer Staples — 9.0%
	Beverages — 2.2%
11,700	PepsiCo, Inc.	1,277,055

	Food & Staples Retailing — 2.5%
24,700	Sysco Corp.	1,481,012

	Food Products — 1.9%
8,000	JM Smucker Co. (The)	992,080
1,700	Tyson Foods, Inc., Class A	124,423

		1,116,503

	Tobacco — 2.4%
12,900	Philip Morris International, Inc.	1,282,260
6,300	Vector Group Ltd.	128,457

		1,410,717

	Total Consumer Staples	5,285,287

	Energy — 9.2%
	Oil, Gas & Consumable Fuels — 9.2%
14,150	Arch Coal, Inc., Class A	1,300,102
4,440	Chevron Corp.	506,338
14,130	Exxon Mobil Corp.	1,054,239
5,800	REX American Resources Corp. (a)	422,240
92,470	Ship Finance International Ltd., (Norway)	1,322,321
8,700	Valero Energy Corp.	807,099

	Total Energy	5,412,339

	Financials — 14.9%
	Banks — 0.7%
5,060	American National Bankshares, Inc.	190,256
6,910	Citizens & Northern Corp.	159,552
3,220	Flushing Financial Corp.	86,811

		436,619

	Insurance — 0.5%
3,920	Safety Insurance Group, Inc.	301,252

	Mortgage Real Estate Investment Trusts (REITs) — 3.3%
68,600	AG Mortgage Investment Trust, Inc.	1,191,582
20,450	Capstead Mortgage Corp.	176,892
5,300	Cherry Hill Mortgage Investment Corp.	92,962
8,500	Chimera Investment Corp.	147,985
8,900	Invesco Mortgage Capital, Inc.	145,782
10,540	Two Harbors Investment Corp.	162,000

		1,917,203

	Thrifts & Mortgage Finance — 10.4%
24,200	BankFinancial Corp.	410,916
23,940	Charter Financial Corp.	488,136
45,170	Clifton Bancorp, Inc.	706,910
14,340	First Defiance Financial Corp.	821,969
1,650	Hingham Institution for Savings	339,900
66,030	Northwest Bancshares, Inc.	1,093,457
16,630	Provident Financial Holdings, Inc.	300,837
22,380	Territorial Bancorp, Inc.	663,791
59,140	TrustCo Bank Corp.	499,733
29,530	United Community Financial Corp.	291,166
29,810	Waterstone Financial, Inc.	515,713

		6,132,528

	Total Financials	8,787,602

	Health Care — 12.8%
	Biotechnology — 1.2%
3,300	AbbVie, Inc.	312,345
2,487	Amgen, Inc.	423,984

		736,329

	Health Care Equipment & Supplies — 7.2%
1,300	Analogic Corp.	124,670
1,230	Atrion Corp.	776,499
5,000	Baxter International, Inc.	325,200
15,070	Danaher Corp.	1,475,504
2,730	Intuitive Surgical, Inc. (a)	1,127,026
3,820	Utah Medical Products, Inc.	377,607

		4,206,506

	Health Care Providers & Services — 1.9%
5,225	Anthem, Inc.	1,147,932

	Pharmaceuticals — 2.5%
10,400	Johnson & Johnson	1,332,760
3,200	Pfizer, Inc.	113,568

		1,446,328

	Total Health Care	7,537,095

	Industrials — 5.6%
	Commercial Services & Supplies — 5.3%
17,010	Republic Services, Inc.	1,126,572
18,090	Tetra Tech, Inc.	885,506
12,850	Waste Management, Inc.	1,080,942

		3,093,020

JPMorgan Equity Low Volatility Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2017 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Trading Companies & Distributors — 0.3%
2,690	Applied Industrial Technologies, Inc.	196,101

	Total Industrials	3,289,121

	Information Technology — 8.8%
	Internet Software & Services — 0.8%
19,000	Blucora, Inc. (a)	467,400

	IT Services — 4.4%
22,300	Amdocs Ltd.	1,487,856
5,260	EVERTEC, Inc., (Puerto Rico)	86,001
6,700	International Business Machines Corp.	1,027,981

		2,601,838

	Software — 3.6%
12,700	Cadence Design Systems, Inc. (a)	466,979
3,510	Intuit, Inc.	608,458
7,600	Progress Software Corp.	292,220
17,000	QAD, Inc., Class A	708,050

		2,075,707

	Total Information Technology	5,144,945

	Materials — 5.9%
	Chemicals — 5.9%
11,000	Ecolab, Inc.	1,507,770
12,790	Sensient Technologies Corp.	902,718
2,400	Sherwin-Williams Co. (The)	941,088
1,200	Trinseo SA	88,860

	Total Materials	3,440,436

	Real Estate — 2.3%
	Equity Real Estate Investment Trusts (REITs) — 1.9%
17,900	City Office REIT, Inc.	206,924
14,150	CorEnergy Infrastructure Trust, Inc.	531,191
19,000	InfraREIT, Inc.	369,170

		1,107,285

	Real Estate Management & Development — 0.4%
3,310	RMR Group, Inc. (The), Class A	231,535

	Total Real Estate	1,338,820

	Utilities — 8.9%
	Electric Utilities — 0.7%
34,500	Spark Energy, Inc., Class A	408,825

	Gas Utilities — 5.3%
16,290	Northwest Natural Gas Co.	939,118
17,580	ONE Gas, Inc.	1,160,632
13,720	Spire, Inc.	991,956

		3,091,706

	Multi-Utilities — 2.9%
9,280	Consolidated Edison, Inc.	723,283
21,350	Unitil Corp.	990,854

		1,714,137

	Total Utilities	5,214,668

	Total Common Stocks (Cost 44,974,162)	47,890,576

PRINCIPAL AMOUNT($)
Equity-Linked Notes — 13.7%
8,900	Barclays Bank plc, ELN, 20.40%, 04/05/2018, (linked to Mcdonald’s Corp.) (e)	1,396,370
15,300	Barclays Bank plc, ELN, 23.21%, 04/05/2018, (linked to Walmart Inc.) (e)	1,366,301
6,400	Credit Suisse AG, ELN, 20.50%, 04/05/2018, (linked to UnitedHealth Group, Inc.) (e)	1,374,186
20,600	Deutsche Bank AG, ELN, 25.99%, 04/05/2018, (linked to Altria Group, Inc.) (e)	1,289,059
3,600	GS Finance Corp., ELN, 20.33%, 04/05/2018, (linked to The Boeing Co.) (e)	1,184,319
5,400	Royal Bank of Canada, ELN, 22.17%, 04/05/2018, (linked to Common shares Humana, Inc.) (e)	1,455,287

	Total Equity-Linked Notes (Cost 8,517,700)	8,065,522

SHARES
Exchange Traded Funds — 2.7%
	U.S. Equity — 2.7%
3,459	iShares Russell 2000 ETF	525,180
3,955	SPDR S&P 500 ETF Trust	1,040,758

	Total Exchange Traded Funds (Cost 1,538,724)	1,565,938

Short-Term Investment — 1.8%
	Investment Company — 1.8%
1,052,339	JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, Class Shares, 1.54% (b) (l) (Cost $1,052,339)	1,052,339

	Total Investments — 99.7% (Cost 56,082,925)	58,574,375
	Other Assets in Excess of Liabilities — 0.3%	202,645

	NET ASSETS — 100.0%	$58,777,020

Percentages indicated are based on net assets.

JPMorgan Equity Low Volatility Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2017 (Unaudited) (continued)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ELN	—	Equity-Linked Note
ETF	—	Exchange Traded Fund
REIT	—	Real Estate Investment Trust
SPDR	—	Standard & Poor’s Depositary Receipts
(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(e)	—	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(l)	—	The rate shown is the current yield as of March 31, 2018.

A. Valuation of Investments - The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies excluding exchange traded funds (“ETFs”) (the “Underlying Funds”), are valued at each Underlying Fund’s NAV per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedules of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$50,508,853	$8,065,522	$—	$58,574,375

(a)	Portfolio holdings designated as level 1 and level 2 are disclosed individually on the SOI. Level 2 consists of Equity-Linked Notes. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers among any levels during the period ended March 31, 2018.

JPMorgan Growth and Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2018 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 98.9%
	Consumer Discretionary — 10.4%
	Distributors — 0.7%
45	Genuine Parts Co.	4,034

	Hotels, Restaurants & Leisure — 1.8%
41	Royal Caribbean Cruises Ltd.	4,804
95	Starbucks Corp.	5,488

		10,292

	Media — 2.2%
103	DISH Network Corp., Class A (a)	3,910
31	Time Warner, Inc.	2,913
56	Walt Disney Co. (The)	5,585

		12,408

	Multiline Retail — 1.7%
335	Macy’s, Inc.	9,969

	Specialty Retail — 3.2%
7	AutoZone, Inc. (a)	4,288
77	Home Depot, Inc. (The)	13,706

		17,994

	Textiles, Apparel & Luxury Goods — 0.8%
65	NIKE, Inc., Class B	4,325

	Total Consumer Discretionary	59,022

	Consumer Staples — 6.0%
	Beverages — 2.5%
34	Dr Pepper Snapple Group, Inc.	4,013
99	Molson Coors Brewing Co., Class B	7,473
25	PepsiCo, Inc.	2,718

		14,204

	Food & Staples Retailing — 1.1%
97	Walgreens Boots Alliance, Inc.	6,377

	Tobacco — 2.4%
150	Altria Group, Inc.	9,323
39	Philip Morris International, Inc.	3,896

		13,219

	Total Consumer Staples	33,800

	Energy — 10.1%
	Energy Equipment & Services — 0.7%
66	Schlumberger Ltd.	4,269

	Oil, Gas & Consumable Fuels — 9.4%
98	Chevron Corp.	11,222
143	ConocoPhillips	8,483
60	EOG Resources, Inc.	6,274
82	Exxon Mobil Corp.	6,132
147	Occidental Petroleum Corp.	9,562
43	Phillips 66	4,144
17	Pioneer Natural Resources Co.	2,834
50	Valero Energy Corp.	4,666

		53,317

	Total Energy	57,586

	Financials — 33.3%
	Banks — 13.5%
737	Bank of America Corp.	22,115
121	BB&T Corp.	6,281
73	Citigroup, Inc.	4,918
36	Cullen/Frost Bankers, Inc.	3,808
37	M&T Bank Corp.	6,766
62	PNC Financial Services Group, Inc. (The)	9,377
114	SunTrust Banks, Inc.	7,743
125	US Bancorp	6,292
183	Wells Fargo & Co.	9,591

		76,891

	Capital Markets — 10.1%
25	BlackRock, Inc.	13,381
69	Charles Schwab Corp. (The)	3,577
31	Goldman Sachs Group, Inc. (The)	7,833
38	Intercontinental Exchange, Inc.	2,770
197	Invesco Ltd.	6,312
255	Morgan Stanley	13,771
91	T. Rowe Price Group, Inc.	9,836

		57,480

	Consumer Finance — 2.6%
79	Capital One Financial Corp.	7,531
98	Discover Financial Services	7,042

		14,573

	Diversified Financial Services — 2.1%
60	Berkshire Hathaway, Inc., Class B (a)	11,909

	Insurance — 5.0%
46	Chubb Ltd.	6,341
195	Hartford Financial Services Group, Inc. (The)	10,021
56	Loews Corp.	2,785
82	MetLife, Inc.	3,763
53	Prudential Financial, Inc.	5,488

		28,398

	Total Financials	189,251

	Health Care — 11.0%
	Biotechnology — 1.1%
84	Gilead Sciences, Inc.	6,363

JPMorgan Growth and Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2018 (Unaudited) (Continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Health Care Equipment & Supplies — 1.0%
25	Becton Dickinson and Co.	5,504

	Health Care Providers & Services — 2.9%
35	Aetna, Inc.	5,831
19	Humana, Inc.	5,215
27	UnitedHealth Group, Inc.	5,671

		16,717

	Pharmaceuticals — 6.0%
145	Bristol-Myers Squibb Co.	9,146
51	Eli Lilly & Co.	3,946
43	Johnson & Johnson	5,510
163	Merck & Co., Inc.	8,855
184	Pfizer, Inc.	6,541

		33,998

	Total Health Care	62,582

	Industrials — 8.5%
	Aerospace & Defense — 1.9%
27	General Dynamics Corp.	6,053
36	United Technologies Corp.	4,542

		10,595

	Industrial Conglomerates — 3.9%
41	3M Co.	8,891
92	Honeywell International, Inc.	13,266

		22,157

	Machinery — 0.9%
49	Dover Corp.	4,793

	Road & Rail — 0.7%
34	CSX Corp.	1,900
19	Kansas City Southern	2,131

		4,031

	Trading Companies & Distributors — 1.1%
35	Watsco, Inc.	6,406

	Total Industrials	47,982

	Information Technology — 11.1%
	Internet Software & Services — 1.2%
7	Alphabet, Inc., Class C (a)	6,726

	IT Services — 0.9%
51	Fidelity National Information Services, Inc.	4,892

	Semiconductors & Semiconductor Equipment — 4.3%
77	Analog Devices, Inc.	7,035
97	Applied Materials, Inc.	5,394
35	KLA-Tencor Corp.	3,826
81	Texas Instruments, Inc.	8,395

		24,650

	Software — 2.8%
174	Microsoft Corp.	15,881

	Technology Hardware, Storage & Peripherals — 1.9%
65	Apple, Inc.	10,939

	Total Information Technology	63,088

	Materials — 1.5%
	Chemicals — 1.5%
19	Air Products & Chemicals, Inc.	2,974
82	DowDuPont, Inc.	5,211

	Total Materials	8,185

	Real Estate — 3.1%
	Equity Real Estate Investment Trusts (REITs) — 3.1%
20	AvalonBay Communities, Inc.	3,289
32	Crown Castle International Corp.	3,497
56	Macerich Co. (The)	3,154
40	Simon Property Group, Inc.	6,143
25	Vornado Realty Trust	1,696

	Total Real Estate	17,779

	Telecommunication Services — 1.3%
	Diversified Telecommunication Services — 1.3%
148	Verizon Communications, Inc.	7,059

	Utilities — 2.6%
	Electric Utilities — 1.3%
24	NextEra Energy, Inc.	3,854
77	Xcel Energy, Inc.	3,493

		7,347

	Multi-Utilities — 1.3%
169	CMS Energy Corp.	7,650

	Total Utilities	14,997

	Total Common Stocks (Cost $360,582)	561,331

JPMorgan Growth and Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2018 (Unaudited) (Continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Short-Term Investment — 1.0%
	Investment Company — 1.0%
5,857	JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 1.54% (b) (l) (Cost $5,857)	5,857

	Total Investments — 99.9% (Cost $366,439)	567,188
	Other Assets in Excess of Liabilities — 0.1%	712

	NET ASSETS — 100.0%	$567,900

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(l)	—	The rate shown is the current yield as of March 31, 2018.

JPMorgan Growth and Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2018 (Unaudited) (Continued)

(Amounts in thousands)

Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Investment Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$567,188	$—	$—	$567,188

(a)	All portfolio holdings designated as Level 1 are disclosed individually on the SOI. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers among any levels during the period ended March 31, 2018.

JPMorgan Hedged Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2018 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 98.1%
	Consumer Discretionary — 14.0%
	Auto Components — 0.3%
42	Aptiv plc	3,545
47	Delphi Technologies plc	2,242

		5,787

	Automobiles — 0.5%
826	Ford Motor Co. (o)	9,152

	Diversified Consumer Services — 0.0% (g)
36	H&R Block, Inc.	925

	Hotels, Restaurants & Leisure — 0.9%
92	Hilton Worldwide Holdings, Inc.	7,244
30	Royal Caribbean Cruises Ltd.	3,545
52	Starbucks Corp.	3,004
54	Yum Brands, Inc.	4,599

		18,392

	Household Durables — 0.4%
111	Lennar Corp., Class A	6,542
31	Toll Brothers, Inc. (o)	1,343

		7,885

	Internet & Direct Marketing Retail — 3.2%
38	Amazon.com, Inc. (a) (o)	54,790
2	Booking Holdings, Inc. (a)	4,467
20	Expedia, Inc.	2,208
13	Netflix, Inc. (a)	3,928

		65,393

	Media — 4.1%
52	Charter Communications, Inc., Class A (a) (o)	16,291
776	Comcast Corp., Class A (o)	26,530
117	DISH Network Corp., Class A (a)	4,446
347	Sirius XM Holdings, Inc.	2,167
53	Time Warner, Inc.	5,049
371	Twenty-First Century Fox, Inc., Class A	13,610
153	Walt Disney Co. (The)	15,378

		83,471

	Multiline Retail — 0.7%
43	Dollar General Corp.	4,032
115	Dollar Tree, Inc. (a)	10,941

		14,973

	Specialty Retail — 3.0%
13	AutoZone, Inc. (a)	8,692
89	Best Buy Co., Inc.	6,263
132	Home Depot, Inc. (The) (o)	23,447
132	Lowe’s Cos., Inc. (o)	11,604
20	O’Reilly Automotive, Inc. (a)	4,993
72	Ross Stores, Inc.	5,627

		60,626

	Textiles, Apparel & Luxury Goods — 0.9%
147	NIKE, Inc., Class B	9,783
56	PVH Corp.	8,409

		18,192

	Total Consumer Discretionary	284,796

	Consumer Staples — 7.2%
	Beverages — 2.4%
112	Coca-Cola Co. (The)	4,854
25	Constellation Brands, Inc., Class A	5,745
180	Molson Coors Brewing Co., Class B (o)	13,540
220	PepsiCo, Inc.	23,973

		48,112

	Food & Staples Retailing — 0.8%
90	CVS Health Corp.	5,574
139	Kroger Co. (The)	3,339
128	Walgreens Boots Alliance, Inc.	8,350

		17,263

	Food Products — 1.1%
54	Kraft Heinz Co. (The) (o)	3,364
431	Mondelez International, Inc., Class A	17,992

		21,356

	Household Products — 0.8%
105	Colgate-Palmolive Co.	7,498
117	Procter & Gamble Co. (The)	9,294

		16,792

	Personal Products — 0.7%
92	Estee Lauder Cos., Inc. (The), Class A	13,774

	Tobacco — 1.4%
16	Altria Group, Inc.	1,010
270	Philip Morris International, Inc. (o)	26,832

		27,842

	Total Consumer Staples	145,139

	Energy — 5.5%
	Oil, Gas & Consumable Fuels — 5.5%
12	Andeavor	1,207
177	Chevron Corp. (o)	20,186
47	Concho Resources, Inc. (a) (o)	7,060
76	Diamondback Energy, Inc. (a)	9,637

JPMorgan Hedged Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2018 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Oil, Gas & Consumable Fuels — continued
164	EOG Resources, Inc.	17,237
85	EQT Corp.	4,058
252	Exxon Mobil Corp. (o)	18,776
104	Marathon Petroleum Corp.	7,567
121	Occidental Petroleum Corp.	7,876
74	ONEOK, Inc.	4,224
85	Pioneer Natural Resources Co. (o)	14,542

	Total Energy	112,370

	Financials — 14.4%
	Banks — 5.8%
1,356	Bank of America Corp. (o)	40,678
130	BB&T Corp.	6,744
429	Citigroup, Inc.	28,949
32	Fifth Third Bancorp	1,026
129	Huntington Bancshares, Inc.	1,943
331	KeyCorp	6,469
52	SunTrust Banks, Inc.	3,521
11	SVB Financial Group (a)	2,662
493	Wells Fargo & Co. (o)	25,823

		117,815

	Capital Markets — 3.5%
165	Bank of New York Mellon Corp. (The)	8,504
11	BlackRock, Inc.	5,905
207	Charles Schwab Corp. (The) (o)	10,804
6	CME Group, Inc.	1,019
109	Intercontinental Exchange, Inc.	7,881
374	Morgan Stanley (o)	20,175
160	State Street Corp. (o)	15,949

		70,237

	Consumer Finance — 1.0%
98	American Express Co.	9,097
111	Capital One Financial Corp.	10,644

		19,741

	Diversified Financial Services — 1.7%
158	Berkshire Hathaway, Inc., Class B (a) (o)	31,554
83	Voya Financial, Inc.	4,168

		35,722

	Insurance — 2.4%
282	American International Group, Inc.	15,326
38	Arthur J Gallagher & Co.	2,593
9	Chubb Ltd.	1,193
9	Everest Re Group Ltd.	2,191
178	Hartford Financial Services Group, Inc. (The)	9,172
83	Lincoln National Corp.	6,035
252	MetLife, Inc. (o)	11,549

		48,059

	Total Financials	291,574

	Health Care — 13.2%
	Biotechnology — 2.4%
90	AbbVie, Inc.	8,489
21	Alexion Pharmaceuticals, Inc. (a)	2,342
29	Amgen, Inc.	4,934
34	Biogen, Inc. (a)	9,339
9	BioMarin Pharmaceutical, Inc. (a)	719
69	Celgene Corp. (a)	6,151
131	Gilead Sciences, Inc.	9,861
48	Vertex Pharmaceuticals, Inc. (a)	7,763

		49,598

	Health Care Equipment & Supplies — 2.9%
220	Abbott Laboratories	13,185
35	Becton Dickinson and Co.	7,510
393	Boston Scientific Corp. (a) (o)	10,738
5	Cooper Cos., Inc. (The)	1,049
54	Danaher Corp.	5,293
7	Intuitive Surgical, Inc. (a)	2,972
106	Medtronic plc	8,511
85	Zimmer Biomet Holdings, Inc.	9,307

		58,565

	Health Care Providers & Services — 2.5%
47	AmerisourceBergen Corp.	4,009
75	Cigna Corp.	12,574
157	UnitedHealth Group, Inc. (o)	33,556

		50,139

	Life Sciences Tools & Services — 0.7%
28	Agilent Technologies, Inc.	1,899
13	Illumina, Inc. (a)	3,051
2	Mettler-Toledo International, Inc. (a)	1,322
35	Thermo Fisher Scientific, Inc.	7,200

		13,472

	Pharmaceuticals — 4.7%
54	Allergan plc	9,123
160	Bristol-Myers Squibb Co.	10,125
169	Eli Lilly & Co. (o)	13,078
182	Johnson & Johnson	23,343
220	Merck & Co., Inc. (o)	11,981

JPMorgan Hedged Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2018 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Pharmaceuticals — continued
73	Mylan NV (a)	2,999
723	Pfizer, Inc. (o)	25,646

		96,295

	Total Health Care	268,069

	Industrials — 10.5%
	Aerospace & Defense — 2.3%
15	Boeing Co. (The)	4,885
63	General Dynamics Corp. (o)	13,943
10	Harris Corp.	1,568
37	Northrop Grumman Corp.	12,949
98	United Technologies Corp.	12,319

		45,664

	Airlines — 0.6%
186	Delta Air Lines, Inc.	10,218
20	United Continental Holdings, Inc. (a)	1,420

		11,638

	Building Products — 0.8%
79	Allegion plc	6,757
207	Masco Corp.	8,370

		15,127

	Electrical Equipment — 0.6%
163	Eaton Corp. plc (o)	13,020

	Industrial Conglomerates — 1.1%
157	Honeywell International, Inc. (o)	22,633

	Machinery — 2.9%
15	Caterpillar, Inc.	2,211
31	Cummins, Inc.	5,057
40	Deere & Co.	6,135
183	Ingersoll-Rand plc	15,608
92	PACCAR, Inc. (o)	6,066
12	Parker-Hannifin Corp. (o)	2,004
49	Snap-on, Inc.	7,262
98	Stanley Black & Decker, Inc.	14,968

		59,311

	Road & Rail — 1.9%
103	Norfolk Southern Corp. (o)	14,019
189	Union Pacific Corp. (o)	25,397

		39,416

	Trading Companies & Distributors — 0.3%
83	Fastenal Co.	4,553
6	United Rentals, Inc. (a)	984

		5,537

	Total Industrials	212,346

	Information Technology — 24.5%
	Communications Equipment — 0.3%
128	Cisco Systems, Inc.	5,489

	Electronic Equipment, Instruments & Components — 0.1%
16	TE Connectivity Ltd.	1,559

	Internet Software & Services — 5.0%
35	Alphabet, Inc., Class A (a) (o)	36,313
34	Alphabet, Inc., Class C (a) (o)	35,498
191	Facebook, Inc., Class A (a) (o)	30,495

		102,306

	IT Services — 4.0%
113	Accenture plc, Class A (o)	17,363
9	Alliance Data Systems Corp.	1,916
144	Fidelity National Information Services, Inc.	13,832
67	International Business Machines Corp.	10,323
281	Visa, Inc., Class A (o)	33,657
54	Worldpay, Inc. (a)	4,445

		81,536

	Semiconductors & Semiconductor Equipment — 4.4%
220	Analog Devices, Inc. (o)	20,030
58	Broadcom Ltd.	13,579
85	Intel Corp.	4,406
80	Microchip Technology, Inc.	7,329
54	Micron Technology, Inc. (a)	2,800
82	NVIDIA Corp. (o)	19,037
206	Texas Instruments, Inc. (o)	21,373

		88,554

	Software — 6.2%
15	Activision Blizzard, Inc.	1,025
90	Adobe Systems, Inc. (a) (o)	19,369
38	Intuit, Inc.	6,605
881	Microsoft Corp. (o)	80,395
264	Oracle Corp. (o)	12,063
46	Workday, Inc., Class A (a)	5,899

		125,356

	Technology Hardware, Storage & Peripherals — 4.5%
437	Apple, Inc. (o)	73,275
541	Hewlett Packard Enterprise Co.	9,491
372	HP, Inc. (o)	8,164

		90,930

	Total Information Technology	495,730

JPMorgan Hedged Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2018 (Unaudited) (continued)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
		Materials — 2.9%
		Chemicals — 2.1%
48		Celanese Corp., Series A	4,796
386		DowDuPont, Inc. (o)	24,572
121		Eastman Chemical Co.	12,791
–	(h)	Mosaic Co. (The) (o)	11

			42,170

		Construction Materials — 0.0% (g)
10		Vulcan Materials Co.	1,142

		Containers & Packaging — 0.4%
44		Crown Holdings, Inc. (a)	2,232
79		WestRock Co.	5,092

			7,324

		Metals & Mining — 0.4%
61		Alcoa Corp. (a)	2,721
175		Freeport-McMoRan, Inc. (a)	3,078
44		Newmont Mining Corp.	1,700

			7,499

		Total Materials	58,135

		Real Estate — 2.3%
		Equity Real Estate Investment Trusts (REITs) — 2.3%
22		American Tower Corp.	3,229
49		AvalonBay Communities, Inc.	8,134
50		Brixmor Property Group, Inc.	759
14		Digital Realty Trust, Inc.	1,433
8		Equinix, Inc.	3,424
114		Equity Residential	7,048
28		Federal Realty Investment Trust	3,240
114		HCP, Inc. (o)	2,659
32		Prologis, Inc.	2,015
41		Public Storage	8,261
84		Vornado Realty Trust	5,666

		Total Real Estate	45,868

		Telecommunication Services — 0.8%
		Diversified Telecommunication Services — 0.6%
131		AT&T, Inc.	4,663
149		Verizon Communications, Inc. (o)	7,110

			11,773

		Wireless Telecommunication Services — 0.2%
63		T-Mobile US, Inc. (a)	3,866

		Total Telecommunication Services	15,639

		Utilities — 2.8%
		Electric Utilities — 2.4%
130		American Electric Power Co., Inc.	8,907
140		Exelon Corp.	5,452
120		NextEra Energy, Inc. (o)	19,639
42		PG&E Corp.	1,863
263		Xcel Energy, Inc.	11,956

			47,817

		Multi-Utilities — 0.4%
184		Public Service Enterprise Group, Inc.	9,229

		Total Utilities	57,046

		Total Common Stocks (Cost $1,840,498)	1,986,712

NUMBER OF CONTRACTS
Options Purchased — 1.9%
7,637		S&P 500 Index, expiring 06/29/2018 at USD 2,510.00, European Style (a) Notional Amount: USD 2,016,832 Exchange Traded (Cost $39,736)	39,216

SHARES
Short-Term Investment — 1.4%
		Investment Company — 1.4%
28,683		JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 1.54% (b) (l) (Cost $28,683)	28,683

		Total Investments — 101.4% (Cost $1,908,917)	2,054,611
		Liabilities in Excess of Other Assets — (1.4)%	(28,287)

		NET ASSETS — 100.0%	$2,026,324

Percentages indicated are based on net assets.

JPMorgan Hedged Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2018 (Unaudited) (continued)

(Amounts in thousands, except number of Futures and Options contracts)

Futures contracts outstanding as of March 31, 2018:

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 E-Mini Index	242	06/2018	USD	31,980	267

					267

Written Call Options Contracts as of March 31, 2018:

Description	Counterparty	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value ($)
S&P 500 Index	Exchange Traded	7,637	USD 2,016,832	USD 2,745.00	06/29/2018	(29,746)

Written Put Options Contracts as of March 31, 2018:

Description	Counterparty	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value ($)
S&P 500 Index	Exchange Traded	7,637	USD 2,016,832	USD 2,110.00	06/29/2018	(7,675)

Total Written Options Contracts (Premiums Received $38,139)						(37,421)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

USD	—	United States Dollar

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(g)	—	Amount rounds to less than 0.05%.
(h)	—	Amount rounds to less than 500.
(o)	—	All or a portion of the security is segregated for options written.
(l)	—	The rate shown is the current yield as of March 31, 2018.

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Futures and options are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

JPMorgan Hedged Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2018 (Unaudited) (continued)

(Amounts in thousands)

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$2,054,611	$—	$—	$2,054,611

Appreciation in Other Financial Instruments
Futures Contracts (a)	$267	$—	$—	$267

Depreciation in Other Financial Instruments
Options Written (a)
Call Option Written	$(29,746)	$—	$—	$(29,746)
Put Option Written	(7,675)	—	—	(7,675)

Total Depreciation in Other Financial Instruments	$(37,421)	$—	$—	$(37,421)

(a)	All portfolio holdings designated as level 1 are disclosed individually on the SOI. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers among any levels during the period ended March 31, 2018.

JPMorgan Intrepid America Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2018 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 98.2%
	Consumer Discretionary — 11.0%
	Automobiles — 0.5%
588	General Motors Co.	21,383

	Diversified Consumer Services — 0.3%
530	H&R Block, Inc.	13,467

	Hotels, Restaurants & Leisure — 1.6%
305	Hilton Worldwide Holdings, Inc.	23,998
274	Wyndham Worldwide Corp.	31,377
228	Yum China Holdings, Inc., (China)	9,445

		64,820

	Household Durables — 0.7%
643	Toll Brothers, Inc.	27,805

	Internet & Direct Marketing Retail — 1.8%
43	Amazon.com, Inc. (a)	62,525
130	Wayfair, Inc., Class A (a)	8,745

		71,270

	Media — 1.7%
578	Comcast Corp., Class A	19,747
90	Madison Square Garden Co. (The), Class A (a)	22,122
1,643	News Corp., Class A	25,956

		67,825

	Multiline Retail — 1.5%
480	Kohl’s Corp.	31,464
453	Target Corp.	31,480

		62,944

	Specialty Retail — 2.2%
431	Best Buy Co., Inc.	30,131
360	Gap, Inc. (The)	11,235
263	Home Depot, Inc. (The)	46,859

		88,225

	Textiles, Apparel & Luxury Goods — 0.7%
473	Michael Kors Holdings Ltd. (a)	29,383

	Total Consumer Discretionary	447,122

	Consumer Staples — 7.1%
	Beverages — 1.3%
483	PepsiCo, Inc.	52,763

	Food & Staples Retailing — 1.8%
819	Walmart, Inc.	72,866

	Food Products — 2.7%
932	General Mills, Inc.	41,973
190	Ingredion, Inc.	24,456
832	Pilgrim’s Pride Corp. (a)	20,471
328	Post Holdings, Inc. (a)	24,857

		111,757

	Household Products — 0.5%
324	Energizer Holdings, Inc.	19,286

	Personal Products — 0.8%
472	Nu Skin Enterprises, Inc., Class A	34,821

	Total Consumer Staples	291,493

	Energy — 6.4%
	Oil, Gas & Consumable Fuels — 6.4%
245	Chevron Corp.	27,951
585	ConocoPhillips	34,655
216	Devon Energy Corp.	6,857
609	HollyFrontier Corp.	29,741
538	Marathon Petroleum Corp.	39,348
948	PBF Energy, Inc., Class A	32,151
218	Peabody Energy Corp.	7,965
882	Valero Energy Corp.	81,860

	Total Energy	260,528

	Financials — 15.7%
	Banks — 7.1%
3,286	Bank of America Corp.	98,544
575	CIT Group, Inc.	29,592
1,249	Citigroup, Inc.	84,294
296	Comerica, Inc.	28,347
143	PNC Financial Services Group, Inc. (The)	21,627
718	Regions Financial Corp.	13,335
158	Synovus Financial Corp.	7,891
123	Wells Fargo & Co.	6,467

		290,097

	Capital Markets — 3.7%
157	Ameriprise Financial, Inc.	23,286
165	Moody’s Corp.	26,550
210	Morgan Stanley	11,337
201	MSCI, Inc.	30,103
316	S&P Global, Inc.	60,432

		151,708

	Consumer Finance — 0.7%
89	Credit Acceptance Corp. (a)	29,316

	Insurance — 4.0%
383	Allstate Corp. (The)	36,337
38	Assurant, Inc.	3,510
366	First American Financial Corp.	21,500
451	FNF Group	18,043
239	Lincoln National Corp.	17,454

JPMorgan Intrepid America Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2018 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Insurance — continued
688	Progressive Corp. (The)	41,902
170	Travelers Cos., Inc. (The)	23,648

		162,394

	Mortgage Real Estate Investment Trusts (REITs) — 0.2%
360	Chimera Investment Corp.	6,268

	Total Financials	639,783

	Health Care — 13.4%
	Biotechnology — 4.4%
256	AbbVie, Inc.	24,192
415	Amgen, Inc.	70,723
881	Gilead Sciences, Inc.	66,449
113	Vertex Pharmaceuticals, Inc. (a)	18,368

		179,732

	Health Care Equipment & Supplies — 1.8%
1,104	Baxter International, Inc.	71,811

	Health Care Providers & Services — 6.2%
391	Anthem, Inc.	85,903
306	Centene Corp. (a)	32,702
62	Express Scripts Holding Co. (a)	4,276
263	Humana, Inc.	70,649
91	McKesson Corp.	12,875
429	Molina Healthcare, Inc. (a)	34,842
66	WellCare Health Plans, Inc. (a)	12,817

		254,064

	Life Sciences Tools & Services — 0.3%
65	Waters Corp. (a)	12,813

	Pharmaceuticals — 0.7%
133	Bristol-Myers Squibb Co.	8,387
589	Pfizer, Inc.	20,911

		29,298

	Total Health Care	547,718

	Industrials — 9.9%
	Aerospace & Defense — 2.9%
344	Boeing Co. (The)	112,725
17	Huntington Ingalls Industries, Inc.	4,408

		117,133

	Airlines — 1.8%
231	Copa Holdings SA, (Panama), Class A	29,701
593	Delta Air Lines, Inc.	32,527
218	Southwest Airlines Co.	12,504

		74,732

	Construction & Engineering — 0.3%
157	EMCOR Group, Inc.	12,266

	Electrical Equipment — 0.2%
45	Rockwell Automation, Inc.	7,874

	Machinery — 3.5%
573	Caterpillar, Inc.	84,508
367	Deere & Co.	57,049

		141,557

	Professional Services — 0.6%
227	ManpowerGroup, Inc.	26,116

	Trading Companies & Distributors — 0.6%
136	United Rentals, Inc. (a)	23,508

	Total Industrials	403,186

	Information Technology — 24.5%
	Communications Equipment — 1.2%
456	Cisco Systems, Inc.	19,575
170	Palo Alto Networks, Inc. (a)	30,931

		50,506

	Internet Software & Services — 4.3%
18	Alphabet, Inc., Class A (a)	18,772
24	Alphabet, Inc., Class C (a)	24,969
2,028	eBay, Inc. (a)	81,599
69	Facebook, Inc., Class A (a)	10,994
29	IAC/InterActiveCorp (a)	4,504
278	VeriSign, Inc. (a)	32,995

		173,833

	IT Services — 2.3%
324	DXC Technology Co.	32,597
214	Teradata Corp. (a)	8,470
444	Visa, Inc., Class A	53,123

		94,190

	Semiconductors & Semiconductor Equipment — 4.8%
1,452	Applied Materials, Inc.	80,729
363	First Solar, Inc. (a)	25,787
288	Lam Research Corp.	58,530
163	Maxim Integrated Products, Inc.	9,810
448	Teradyne, Inc.	20,483

		195,339

	Software — 7.0%
1,852	Microsoft Corp.	169,023
796	Oracle Corp.	36,426
154	Take-Two Interactive Software, Inc. (a)	15,058
541	VMware, Inc., Class A (a)	65,656

		286,163

JPMorgan Intrepid America Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2018 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Technology Hardware, Storage & Peripherals — 4.9%
671	Apple, Inc.	112,530
2,465	HP, Inc.	54,028
545	NetApp, Inc.	33,603

		200,161

	Total Information Technology	1,000,192

	Materials — 2.6%
	Chemicals — 0.7%
39	CF Industries Holdings, Inc.	1,483
939	Huntsman Corp.	27,468

		28,951

	Containers & Packaging — 0.1%
80	Berry Global Group, Inc. (a)	4,396

	Metals & Mining — 1.4%
610	Alcoa Corp. (a)	27,403
538	Freeport-McMoRan, Inc. (a)	9,449
561	Newmont Mining Corp.	21,915

		58,767

	Paper & Forest Products — 0.4%
486	Louisiana-Pacific Corp.	13,976

	Total Materials	106,090

	Real Estate — 2.7%
	Equity Real Estate Investment Trusts (REITs) — 2.1%
300	American Tower Corp.	43,646
241	Equity Commonwealth (a)	7,404
65	Prologis, Inc.	4,082
162	SBA Communications Corp. (a)	27,706
212	Sunstone Hotel Investors, Inc.	3,223

		86,061

	Real Estate Management & Development — 0.6%
524	CBRE Group, Inc., Class A (a)	24,758

	Total Real Estate	110,819

	Telecommunication Services — 2.5%
	Diversified Telecommunication Services — 2.5%
1,986	AT&T, Inc.	70,812
688	Verizon Communications, Inc.	32,876

	Total Telecommunication Services	103,688

	Utilities — 2.4%
	Electric Utilities — 0.6%
146	NextEra Energy, Inc.	23,895

	Independent Power and Renewable Electricity Producers — 1.8%
1,272	NRG Energy, Inc.	38,822
1,646	Vistra Energy Corp. (a)	34,276

		73,098

	Total Utilities	96,993

	Total Common Stocks (Cost $3,128,103)	4,007,612

Short-Term Investment — 1.7%
	Investment Company — 1.7%
71,155	JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 1.54% (b) (l) (Cost $71,155)	71,155

	Total Investments — 99.9% (Cost $3,199,258)	4,078,767
	Other Assets in Excess of Liabilities — 0.1%	4,206

	NET ASSETS — 100.0%	$4,082,973

Percentages indicated are based on net assets.

JPMorgan Intrepid America Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2018 (Unaudited) (continued)

(Amounts in thousands, except number of Futures contracts)

Futures contracts outstanding as of March 31, 2018:

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 E-Mini Index	501	06/2018	USD	66,207	(1,285)

					(1,285)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

USD	—	United States Dollar

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund is registered under the Investment Company Act of 1940, as amended, and advised by J. P. Morgan Investment Management Inc.
(l)	—	The rate shown is the current yield as of March 31, 2018.

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Futures are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$4,078,767	$—	$—	$4,078,767

Depreciation in Other Financial Instruments
Futures Contracts (a)	$(1,285)	$—	$—	$(1,285)

(a)	All portfolio holdings designated as level 1 are disclosed individually on the SOI. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers among any levels during the period ended March 31, 2018.

JPMorgan Intrepid Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2018 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 97.4%
	Consumer Discretionary — 16.8%
	Auto Components — 0.5%
30	Lear Corp.	5,490

	Automobiles — 0.1%
26	General Motors Co.	952

	Hotels, Restaurants & Leisure — 3.0%
63	Dunkin’ Brands Group, Inc.	3,760
116	Hilton Worldwide Holdings, Inc.	9,168
52	Marriott International, Inc., Class A	7,112
58	Wyndham Worldwide Corp.	6,614
191	Yum China Holdings, Inc., (China)	7,939

		34,593

	Household Durables — 1.3%
2	NVR, Inc. (a)	6,720
186	Toll Brothers, Inc.	8,036

		14,756

	Internet & Direct Marketing Retail — 5.0%
26	Amazon.com, Inc. (a)	38,065
65	Expedia, Inc.	7,155
339	Liberty Interactive Corp. QVC Group, Class A (a)	8,530
63	Wayfair, Inc., Class A (a)	4,227

		57,977

	Media — 2.2%
169	Comcast Corp., Class A	5,761
205	Live Nation Entertainment, Inc. (a)	8,656
227	News Corp., Class A	3,582
1,346	Sirius XM Holdings, Inc.	8,396

		26,395

	Multiline Retail — 1.5%
142	Kohl’s Corp.	9,315
116	Target Corp.	8,033

		17,348

	Specialty Retail — 2.9%
138	Best Buy Co., Inc.	9,631
105	Gap, Inc. (The)	3,282
120	Home Depot, Inc. (The)	21,424

		34,337

	Textiles, Apparel & Luxury Goods — 0.3%
59	Michael Kors Holdings Ltd. (a)	3,632

	Total Consumer Discretionary	195,480

	Consumer Staples — 6.1%
	Beverages — 1.8%
189	PepsiCo, Inc.	20,662

	Food & Staples Retailing — 1.2%
55	Walgreens Boots Alliance, Inc.	3,568
119	Walmart, Inc.	10,623

		14,191

	Food Products — 2.4%
272	General Mills, Inc.	12,243
268	Pilgrim’s Pride Corp. (a)	6,601
127	Post Holdings, Inc. (a)	9,606

		28,450

	Personal Products — 0.7%
113	Nu Skin Enterprises, Inc., Class A	8,292

	Total Consumer Staples	71,595

	Energy — 1.8%
	Oil, Gas & Consumable Fuels — 1.8%
19	Marathon Petroleum Corp.	1,353
67	PBF Energy, Inc., Class A	2,275
179	Peabody Energy Corp.	6,548
116	Valero Energy Corp.	10,724

	Total Energy	20,900

	Financials — 2.8%
	Banks — 0.4%
3	Citigroup, Inc.	196
49	Comerica, Inc.	4,710

		4,906

	Capital Markets — 0.9%
6	Moody’s Corp.	935
67	MSCI, Inc.	9,985

		10,920

	Consumer Finance — 0.7%
25	Credit Acceptance Corp. (a)	8,390

	Insurance — 0.8%
11	Allstate Corp. (The)	1,033
102	First American Financial Corp.	5,962
24	Lincoln National Corp.	1,746

		8,741

	Total Financials	32,957

	Health Care — 12.3%
	Biotechnology — 4.4%
81	AbbVie, Inc.	7,629
148	Amgen, Inc.	25,239
134	Gilead Sciences, Inc.	10,095
54	Vertex Pharmaceuticals, Inc. (a)	8,784

		51,747

	Health Care Equipment & Supplies — 2.1%
38	Align Technology, Inc. (a)	9,467

JPMorgan Intrepid Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2018 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Health Care Equipment & Supplies — continued
174	Baxter International, Inc.	11,297
9	IDEXX Laboratories, Inc. (a)	1,780
18	Varian Medical Systems, Inc. (a)	2,159

		24,703

	Health Care Providers & Services — 5.0%
76	Anthem, Inc.	16,587
87	Centene Corp. (a)	9,319
11	Cigna Corp.	1,862
54	Humana, Inc.	14,436
115	Molina Healthcare, Inc. (a)	9,303
32	WellCare Health Plans, Inc. (a)	6,119

		57,626

	Health Care Technology — 0.2%
37	Veeva Systems, Inc., Class A (a)	2,702

	Life Sciences Tools & Services — 0.6%
33	Waters Corp. (a)	6,516

	Total Health Care	143,294

	Industrials — 12.1%
	Aerospace & Defense — 3.5%
119	Boeing Co. (The)	39,149
5	Huntington Ingalls Industries, Inc.	1,263

		40,412

	Airlines — 2.5%
75	American Airlines Group, Inc.	3,871
68	Copa Holdings SA, (Panama), Class A	8,785
198	Delta Air Lines, Inc.	10,858
107	Southwest Airlines Co.	6,112

		29,626

	Construction & Engineering — 0.4%
53	EMCOR Group, Inc.	4,130

	Electrical Equipment — 0.3%
22	Rockwell Automation, Inc.	3,884

	Machinery — 3.9%
180	Caterpillar, Inc.	26,455
119	Deere & Co.	18,421

		44,876

	Professional Services — 0.7%
72	ManpowerGroup, Inc.	8,287

	Trading Companies & Distributors — 0.8%
55	United Rentals, Inc. (a)	9,535

	Total Industrials	140,750

	Information Technology — 38.7%
	Communications Equipment — 0.8%
52	Palo Alto Networks, Inc. (a)	9,494

	Internet Software & Services — 8.5%
17	Alphabet, Inc., Class A (a)	17,839
17	Alphabet, Inc., Class C (a)	17,334
538	eBay, Inc. (a)	21,629
103	Facebook, Inc., Class A (a)	16,411
151	GoDaddy, Inc., Class A (a)	9,268
47	IAC/InterActiveCorp (a)	7,412
83	VeriSign, Inc. (a)	9,829

		99,722

	IT Services — 4.8%
91	DXC Technology Co.	9,148
22	Mastercard, Inc., Class A	3,889
120	Teradata Corp. (a)	4,756
315	Visa, Inc., Class A	37,716

		55,509

	Semiconductors & Semiconductor Equipment — 4.9%
467	Applied Materials, Inc.	25,964
97	Lam Research Corp.	19,686
54	Maxim Integrated Products, Inc.	3,252
185	Teradyne, Inc.	8,461

		57,363

	Software — 12.4%
86	Adobe Systems, Inc. (a)	18,605
12	Citrix Systems, Inc. (a)	1,123
85	Fortinet, Inc. (a)	4,538
785	Microsoft Corp.	71,688
219	Oracle Corp.	10,015
50	Red Hat, Inc. (a)	7,520
12	Synopsys, Inc. (a)	966
35	Tableau Software, Inc., Class A (a)	2,796
82	Take-Two Interactive Software, Inc. (a)	8,047
162	VMware, Inc., Class A (a)	19,585

		144,883

	Technology Hardware, Storage & Peripherals — 7.3%
397	Apple, Inc.	66,667
391	HP, Inc.	8,575
153	NetApp, Inc.	9,433

		84,675

	Total Information Technology	451,646

JPMorgan Intrepid Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2018 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Materials — 2.6%
	Chemicals — 1.0%
38	CF Industries Holdings, Inc.	1,443
284	Huntsman Corp.	8,316
19	Westlake Chemical Corp.	2,078

		11,837

	Containers & Packaging — 0.3%
69	Berry Global Group, Inc. (a)	3,754

	Metals & Mining — 1.3%
110	Alcoa Corp. (a)	4,932
216	Freeport-McMoRan, Inc. (a)	3,786
143	Newmont Mining Corp.	5,595

		14,313

	Total Materials	29,904

	Real Estate — 2.7%
	Equity Real Estate Investment Trusts (REITs) — 2.1%
66	American Tower Corp.	9,636
133	Equity Commonwealth (a)	4,070
48	SBA Communications Corp. (a)	8,204
182	Sunstone Hotel Investors, Inc.	2,765

		24,675

	Real Estate Management & Development — 0.6%
156	CBRE Group, Inc., Class A (a)	7,343

	Total Real Estate	32,018

	Telecommunication Services — 1.1%
	Diversified Telecommunication Services — 1.1%
106	AT&T, Inc.	3,784
181	Verizon Communications, Inc.	8,665

	Total Telecommunication Services	12,449

	Utilities — 0.4%
	Independent Power and Renewable Electricity Producers — 0.4%
139	NRG Energy, Inc.	4,244

	Total Common Stocks (Cost $792,293)	1,135,237

Short-Term Investment — 2.0%
	Investment Company — 2.0%
23,908	JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 1.54% (b) (l) (Cost $23,908)	23,908

	Total Investments — 99.4% (Cost $816,201)	1,159,145
	Other Assets in Excess of Liabilities — 0.6%	7,139

	NET ASSETS — 100.0%	$1,166,284

Percentages indicated are based on net assets.

JPMorgan Intrepid Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2018 (Unaudited) (continued)

Futures contracts outstanding as of March 31, 2018:

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 E-Mini Index	222	06/2018	USD	29,337	(811)

					(811)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

USD	—	United States Dollar

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(l)	—	The rate shown is the current yield as of March 31, 2018.

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date. Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Futures are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$1,159,145	$—	$—	$1,159,145

Depreciation in Other Financial Instruments
Futures Contracts (a)	$(811)	$—	$—	$(811)

(a)	All portfolio holdings designated as level 1 are disclosed individually on the SOI. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers between level 1 and level 2 during the period ended March 31, 2018.

JPMorgan Intrepid Sustainable Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2018 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 96.6%
	Consumer Discretionary — 14.2%
	Hotels, Restaurants & Leisure — 1.7%
3	Dunkin’ Brands Group, Inc.	154
3	Hilton Worldwide Holdings, Inc.	204

		358

	Media — 4.5%
5	Comcast Corp., Class A	161
39	Sirius XM Holdings, Inc.	242
3	Time Warner, Inc.	270
3	Walt Disney Co. (The)	285

		958

	Multiline Retail — 1.6%
5	Target Corp.	335

	Specialty Retail — 4.7%
3	Home Depot, Inc. (The)	510
6	Lowe’s Cos., Inc.	504

		1,014

	Textiles, Apparel & Luxury Goods — 1.7%
2	PVH Corp.	375

	Total Consumer Discretionary	3,040

	Consumer Staples — 6.5%
	Beverages — 2.2%
4	PepsiCo, Inc.	479

	Food & Staples Retailing — 2.0%
7	Walgreens Boots Alliance, Inc.	430

	Household Products — 1.5%
4	Procter & Gamble Co. (The)	328

	Tobacco — 0.8%
2	Philip Morris International, Inc.	162

	Total Consumer Staples	1,399

	Energy — 6.1%
	Energy Equipment & Services — 3.7%
5	Baker Hughes a GE Co.	135
2	Halliburton Co.	115
5	National Oilwell Varco, Inc.	193
3	Schlumberger Ltd.	213
5	TechnipFMC plc, (United Kingdom)	144

		800

	Oil, Gas & Consumable Fuels — 2.4%
3	Exxon Mobil Corp.	255
3	Valero Energy Corp.	252

		507

	Total Energy	1,307

	Financials — 15.5%
	Banks — 9.3%
17	Bank of America Corp.	501
11	Citigroup, Inc.	750
3	PNC Financial Services Group, Inc. (The)	480
5	Wells Fargo & Co.	263

		1,994

	Capital Markets — 2.1%
5	Bank of New York Mellon Corp. (The)	246
2	Northern Trust Corp.	214

		460

	Consumer Finance — 0.9%
2	American Express Co.	192

	Insurance — 3.2%
3	Allstate Corp. (The)	249
4	Hartford Financial Services Group, Inc. (The)	201
2	Travelers Cos., Inc. (The)	226

		676

	Total Financials	3,322

	Health Care — 12.3%
	Biotechnology — 5.3%
2	Amgen, Inc.	260
1	Biogen, Inc. (a)	273
2	Celgene Corp. (a)	164
6	Gilead Sciences, Inc.	435

		1,132

	Health Care Equipment & Supplies — 0.9%
1	Becton Dickinson and Co.	200

	Health Care Providers & Services — 4.6%
1	Anthem, Inc.	298
1	Cigna Corp.	188
2	Humana, Inc.	494

		980

	Life Sciences Tools & Services — 0.8%
1	Waters Corp. (a)	183

	Pharmaceuticals — 0.7%
2	Bristol-Myers Squibb Co.	142

	Total Health Care	2,637

	Industrials — 7.3%
	Aerospace & Defense — 2.3%
1	Raytheon Co.	237

JPMorgan Intrepid Sustainable Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2018 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Aerospace & Defense — continued
2	United Technologies Corp.	266

		503

	Airlines — 2.3%
5	Delta Air Lines, Inc.	262
4	Southwest Airlines Co.	241

		503

	Professional Services — 0.9%
2	ManpowerGroup, Inc.	191

	Road & Rail — 0.7%
3	CSX Corp.	155

	Trading Companies & Distributors — 1.1%
1	United Rentals, Inc. (a)	225

	Total Industrials	1,577

	Information Technology — 25.3%
	Communications Equipment — 1.6%
8	Cisco Systems, Inc.	351

	IT Services — 4.2%
2	Accenture plc, Class A	283
3	DXC Technology Co.	263
3	Visa, Inc., Class A	366

		912

	Semiconductors & Semiconductor Equipment — 2.0%
2	Lam Research Corp.	349
1	QUALCOMM, Inc.	75

		424

	Software — 9.1%
3	Autodesk, Inc. (a)	381
13	Microsoft Corp.	1,200
8	Oracle Corp.	371

		1,952

	Technology Hardware, Storage & Peripherals — 8.4%
8	Apple, Inc.	1,258
10	Hewlett Packard Enterprise Co.	168
6	HP, Inc.	133
4	NetApp, Inc.	234

		1,793

	Total Information Technology	5,432

	Materials — 1.5%
	Chemicals — 1.5%
3	DowDuPont, Inc.	193
1	International Flavors & Fragrances, Inc.	133

	Total Materials	326

	Real Estate — 0.7%
	Equity Real Estate Investment Trusts (REITs) — 0.7%
3	Prologis, Inc.	157

	Telecommunication Services — 4.3%
	Diversified Telecommunication Services — 4.3%
9	AT&T, Inc.	308
7	CenturyLink, Inc.	113
11	Verizon Communications, Inc.	505

	Total Telecommunication Services	926

	Utilities — 2.9%
	Electric Utilities — 2.0%
2	American Electric Power Co., Inc.	157
2	NextEra Energy, Inc.	262

		419

	Multi-Utilities — 0.9%
3	WEC Energy Group, Inc.	200

	Total Utilities	619

	Total Common Stocks (Cost $16,112)	20,742

Short-Term Investment — 3.3%
	Investment Company — 3.3%
714	JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 1.54% (b) (l) (Cost $714)	714

	Total Investments — 99.9% (Cost $16,826)	21,456
	Other Assets in Excess of Liabilities — 0.1%	16

	NET ASSETS — 100.0%	$21,472

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(a)	—	Non-income producing security.

(b)	—	Investment in affiliate. Money market fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(l)	—	The rate shown is the current yield as of March 31, 2018.

JPMorgan Intrepid Sustainable Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2018 (Unaudited) (continued)

(Amounts in thousands)

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$21,456	$—	$—	$21,456

(a)	All portfolio holdings designated as level 1 are disclosed individually on the SOI. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers between level 1 and level 2 during the period ended March 31, 2018.

JPMorgan Intrepid Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2018 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 97.4%
	Consumer Discretionary — 9.3%
	Automobiles — 1.3%
395	General Motors Co.	14,358

	Hotels, Restaurants & Leisure — 0.9%
63	Hilton Worldwide Holdings, Inc.	4,954
41	Wyndham Worldwide Corp.	4,680

		9,634

	Household Durables — 0.8%
185	Toll Brothers, Inc.	7,997

	Media — 4.3%
41	CBS Corp. (Non-Voting), Class B	2,102
36	Charter Communications, Inc., Class A (a)	11,266
325	Comcast Corp., Class A	11,105
21	Madison Square Garden Co. (The), Class A (a)	5,187
1,452	Sirius XM Holdings, Inc.	9,062
71	Walt Disney Co. (The)	7,161

		45,883

	Multiline Retail — 0.2%
29	Target Corp.	1,993

	Specialty Retail — 1.3%
118	Best Buy Co., Inc.	8,280
19	Burlington Stores, Inc. (a)	2,583
31	Tiffany & Co.	2,988

		13,851

	Textiles, Apparel & Luxury Goods — 0.5%
92	Michael Kors Holdings Ltd. (a)	5,693

	Total Consumer Discretionary	99,409

	Consumer Staples — 7.4%
	Beverages — 0.5%
53	PepsiCo, Inc.	5,774

	Food & Staples Retailing — 2.3%
57	CVS Health Corp.	3,515
23	Walgreens Boots Alliance, Inc.	1,532
217	Walmart, Inc.	19,324

		24,371

	Food Products — 2.7%
180	Archer-Daniels-Midland Co.	7,811
188	Conagra Brands, Inc.	6,937
231	Pilgrim’s Pride Corp. (a)	5,677
110	Tyson Foods, Inc., Class A	8,073

		28,498

	Household Products — 1.1%
110	Energizer Holdings, Inc.	6,536
59	Procter & Gamble Co. (The)	4,638

		11,174

	Personal Products — 0.8%
119	Nu Skin Enterprises, Inc., Class A	8,779

	Total Consumer Staples	78,596

	Energy — 11.1%
	Energy Equipment & Services — 0.2%
91	TechnipFMC plc, (United Kingdom)	2,683

	Oil, Gas & Consumable Fuels — 10.9%
153	Chevron Corp.	17,500
408	ConocoPhillips	24,166
219	Devon Energy Corp.	6,975
54	Exxon Mobil Corp.	4,044
166	HollyFrontier Corp.	8,130
79	Marathon Oil Corp.	1,268
296	Marathon Petroleum Corp.	21,670
62	Occidental Petroleum Corp.	4,027
61	PBF Energy, Inc., Class A	2,075
73	Peabody Energy Corp.	2,672
251	Valero Energy Corp.	23,322

		115,849

	Total Energy	118,532

	Financials — 26.7%
	Banks — 12.9%
1,414	Bank of America Corp.	42,391
157	CIT Group, Inc.	8,070
467	Citigroup, Inc.	31,555
51	Comerica, Inc.	4,892
171	PNC Financial Services Group, Inc. (The)	25,813
355	Regions Financial Corp.	6,598
184	Synovus Financial Corp.	9,179
172	Wells Fargo & Co.	9,036

		137,534

	Capital Markets — 4.0%
49	Ameriprise Financial, Inc.	7,293
41	Goldman Sachs Group, Inc. (The)	10,364
242	Morgan Stanley	13,064
65	MSCI, Inc.	9,641
16	S&P Global, Inc.	3,019

		43,381

JPMorgan Intrepid Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2018 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Consumer Finance — 1.6%
10	Capital One Financial Corp.	977
25	Credit Acceptance Corp. (a)	8,116
106	Discover Financial Services	7,632

		16,725

	Insurance — 7.3%
195	Allstate Corp. (The)	18,476
125	First American Financial Corp.	7,341
101	Lincoln National Corp.	7,343
49	MetLife, Inc.	2,262
57	Primerica, Inc.	5,545
190	Progressive Corp. (The)	11,546
44	Prudential Financial, Inc.	4,515
67	Torchmark Corp.	5,665
70	Travelers Cos., Inc. (The)	9,748
38	Willis Towers Watson plc	5,768

		78,209

	Mortgage Real Estate Investment Trusts (REITs) — 0.9%
132	AGNC Investment Corp.	2,503
411	Chimera Investment Corp.	7,148

		9,651

	Total Financials	285,500

	Health Care — 13.7%
	Biotechnology — 3.7%
103	AbbVie, Inc.	9,739
120	Amgen, Inc.	20,516
116	Gilead Sciences, Inc.	8,753

		39,008

	Health Care Equipment & Supplies — 1.1%
43	Baxter International, Inc.	2,797
21	Intuitive Surgical, Inc. (a)	8,752

		11,549

	Health Care Providers & Services — 6.5%
59	Anthem, Inc.	12,962
13	Centene Corp. (a)	1,347
216	Express Scripts Holding Co. (a)	14,914
77	Humana, Inc.	20,673
16	McKesson Corp.	2,212
113	Molina Healthcare, Inc. (a)	9,182
44	WellCare Health Plans, Inc. (a)	8,558

		69,848

	Pharmaceuticals — 2.4%
720	Pfizer, Inc.	25,543

	Total Health Care	145,948

	Industrials — 8.2%
	Aerospace & Defense — 2.5%
65	Boeing Co. (The)	21,148
5	Huntington Ingalls Industries, Inc.	1,160
58	Spirit AeroSystems Holdings, Inc., Class A	4,838

		27,146

	Airlines — 1.9%
43	Copa Holdings SA, (Panama), Class A	5,467
228	Delta Air Lines, Inc.	12,513
35	Southwest Airlines Co.	1,993

		19,973

	Construction & Engineering — 0.3%
39	EMCOR Group, Inc.	3,070

	Electrical Equipment — 0.2%
13	Rockwell Automation, Inc.	2,212

	Machinery — 1.8%
115	Caterpillar, Inc.	16,875
16	Deere & Co.	2,439

		19,314

	Professional Services — 0.7%
64	ManpowerGroup, Inc.	7,332

	Trading Companies & Distributors — 0.8%
47	United Rentals, Inc. (a)	8,084

	Total Industrials	87,131

	Information Technology — 10.3%
	Communications Equipment — 0.3%
83	Cisco Systems, Inc.	3,547

	Internet Software & Services — 0.8%
73	VeriSign, Inc. (a)	8,631

	IT Services — 1.0%
81	DXC Technology Co.	8,173
56	Teradata Corp. (a)	2,202

		10,375

	Semiconductors & Semiconductor Equipment — 3.9%
337	Applied Materials, Inc.	18,713
120	First Solar, Inc. (a)	8,532
47	Lam Research Corp.	9,528
120	Teradyne, Inc.	5,467

		42,240

JPMorgan Intrepid Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2018 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Software — 1.0%
114	Cadence Design Systems, Inc. (a)	4,192
52	VMware, Inc., Class A (a)	6,342

		10,534

	Technology Hardware, Storage & Peripherals — 3.3%
1,003	HP, Inc.	21,992
143	NetApp, Inc.	8,840
45	Western Digital Corp.	4,171

		35,003

	Total Information Technology	110,330

	Materials — 2.7%
	Chemicals — 0.7%
260	Huntsman Corp.	7,594

	Metals & Mining — 2.0%
63	Alcoa Corp. (a)	2,815
467	Freeport-McMoRan, Inc. (a)	8,210
41	Newmont Mining Corp.	1,590
201	Steel Dynamics, Inc.	8,866

		21,481

	Total Materials	29,075

	Real Estate — 3.2%
	Equity Real Estate Investment Trusts (REITs) — 2.3%
226	Equity Commonwealth (a)	6,925
116	GEO Group, Inc. (The)	2,379
97	Hospitality Properties Trust	2,461
321	Piedmont Office Realty Trust, Inc., Class A	5,652
44	SBA Communications Corp. (a)	7,503

		24,920

	Real Estate Management & Development — 0.9%
186	CBRE Group, Inc., Class A (a)	8,778
30	Realogy Holdings Corp.	821

		9,599

	Total Real Estate	34,519

	Utilities — 4.8%
	Electric Utilities — 1.0%
11	Edison International	681
60	NextEra Energy, Inc.	9,735

		10,416

	Independent Power and Renewable Electricity Producers — 2.5%
659	AES Corp.	7,493
336	NRG Energy, Inc.	10,243
429	Vistra Energy Corp. (a)	8,927

		26,663

	Multi-Utilities — 1.3%
286	CenterPoint Energy, Inc.	7,847
222	MDU Resources Group, Inc.	6,263

		14,110

	Total Utilities	51,189

	Total Common Stocks (Cost $811,633)	1,040,229

Short-Term Investment — 1.1%
	Investment Company — 1.1%
11,276	JPMorgan U.S. Government
	Money Market Fund,
	Institutional Class Shares, 1.54% (b) (l) (Cost $11,276)	11,276

	Total Investments — 98.5% (Cost $822,909)	1,051,505
	Other Assets in Excess of Liabilities — 1.5%	16,059

	NET ASSETS — 100.0%	$1,067,564

Percentages indicated are based on net assets.

JPMorgan Intrepid Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2018 (Unaudited) (continued)

(Amounts in thousands, except number of Futures contracts)

Futures contracts outstanding as of March 31, 2018:

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 E-Mini Index	187	06/2018	USD	24,712	(146)

					(146)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS

USD	—	United States Dollar
(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(l)	—	The rate shown is the current yield as of March 31, 2018.

A. Valuation of Investments - The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date. Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Futures are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan Intrepid Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2018 (Unaudited) (continued)

(Amounts in thousands)

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$1,051,505	$—	$—	$1,051,505

Depreciation in Other Financial Instruments
Futures Contracts (a)	$(146)	$—	$—	$(146)

(a)	All portfolio holdings designated as level 1 are disclosed individually on the SOI. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers among any levels during the period ended March 31, 2018.

JPMorgan Mid Cap Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2018 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 96.5%
	Consumer Discretionary — 15.8%
	Auto Components — 0.4%
244	BorgWarner, Inc.	12,245

	Automobiles — 0.5%
18	Tesla, Inc. (a)	4,657
87	Thor Industries, Inc.	10,032

		14,689

	Distributors — 1.1%
124	Genuine Parts Co.	11,095
503	LKQ Corp. (a)	19,081

		30,176

	Diversified Consumer Services — 0.4%
112	Bright Horizons Family Solutions, Inc. (a)	11,129

	Hotels, Restaurants & Leisure — 2.7%
235	Hilton Grand Vacations, Inc. (a)	10,089
513	Hilton Worldwide Holdings, Inc.	40,385
40	Marriott International, Inc., Class A	5,482
352	Red Rock Resorts, Inc., Class A	10,318
47	Vail Resorts, Inc.	10,309

		76,583

	Household Durables — 2.3%
232	Mohawk Industries, Inc. (a)	53,832
384	Newell Brands, Inc.	9,797

		63,629

	Internet & Direct Marketing Retail — 0.8%
144	Expedia, Inc.	15,900
107	Wayfair, Inc., Class A (a)	7,246

		23,146

	Media — 0.6%
167	CBS Corp. (Non-Voting), Class B	8,557
238	DISH Network Corp., Class A (a)	9,008

		17,565

	Multiline Retail — 0.9%
269	Kohl’s Corp.	17,652
176	Nordstrom, Inc.	8,542

		26,194

	Specialty Retail — 3.8%
24	AutoZone, Inc. (a)	15,323
207	Best Buy Co., Inc.	14,518
394	Gap, Inc. (The)	12,278
81	O’Reilly Automotive, Inc. (a)	20,062
330	Ross Stores, Inc.	25,749
112	Tiffany & Co.	10,921
40	Ulta Beauty, Inc. (a)	8,089

		106,940

	Textiles, Apparel & Luxury Goods — 2.3%
501	Gildan Activewear, Inc., (Canada)	14,461
130	Lululemon Athletica, Inc. (a)	11,621
121	PVH Corp.	18,377
93	Ralph Lauren Corp.	10,419
198	Tapestry, Inc.	10,438

		65,316

	Total Consumer Discretionary	447,612

	Consumer Staples — 3.8%
	Beverages — 1.8%
62	Constellation Brands, Inc., Class A	14,133
185	Dr Pepper Snapple Group, Inc.	21,930
99	Molson Coors Brewing Co., Class B	7,471
121	Monster Beverage Corp. (a)	6,900

		50,434

	Food & Staples Retailing — 0.5%
572	Kroger Co. (The)	13,684

	Food Products — 0.5%
162	Pinnacle Foods, Inc.	8,744
89	Post Holdings, Inc. (a)	6,746

		15,490

	Household Products — 0.3%
123	Energizer Holdings, Inc.	7,302

	Personal Products — 0.7%
616	Coty, Inc., Class A	11,276
201	Edgewell Personal Care Co. (a)	9,814

		21,090

	Total Consumer Staples	108,000

	Energy — 3.8%
	Oil, Gas & Consumable Fuels — 3.8%
185	Concho Resources, Inc. (a)	27,751
469	Energen Corp. (a)	29,455
472	EQT Corp.	22,416
260	PBF Energy, Inc., Class A	8,817
823	Williams Cos., Inc. (The)	20,467

	Total Energy	108,906

	Financials — 16.3%
	Banks — 5.3%
310	Citizens Financial Group, Inc.	12,994
142	Comerica, Inc.	13,574
216	East West Bancorp, Inc.	13,509
672	Fifth Third Bancorp	21,348

JPMorgan Mid Cap Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2018 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Banks — continued
263	First Republic Bank	24,338
715	Huntington Bancshares, Inc.	10,798
145	M&T Bank Corp.	26,693
315	SunTrust Banks, Inc.	21,454
107	Zions Bancorp	5,653

		150,361

	Capital Markets — 6.0%
58	Affiliated Managers Group, Inc.	11,071
203	Ameriprise Financial, Inc.	29,990
417	Invesco Ltd.	13,363
188	Nasdaq, Inc.	16,175
158	Northern Trust Corp.	16,293
158	Raymond James Financial, Inc.	14,155
133	S&P Global, Inc.	25,373
199	T. Rowe Price Group, Inc.	21,497
374	TD Ameritrade Holding Corp.	22,170

		170,087

	Consumer Finance — 0.5%
514	Ally Financial, Inc.	13,954

	Insurance — 4.5%
13	Alleghany Corp.	8,292
33	Chubb Ltd.	4,517
352	Hartford Financial Services Group, Inc. (The)	18,152
514	Loews Corp.	25,568
141	Marsh & McLennan Cos., Inc.	11,658
547	Progressive Corp. (The)	33,332
228	Unum Group	10,844
102	WR Berkley Corp.	7,432
165	XL Group Ltd., (Bermuda)	9,121

		128,916

	Total Financials	463,318

	Health Care — 10.1%
	Biotechnology — 1.7%
181	ACADIA Pharmaceuticals, Inc. (a)	4,062
76	BioMarin Pharmaceutical, Inc. (a)	6,145
374	Exelixis, Inc. (a)	8,282
73	Incyte Corp. (a)	6,066
99	Intercept Pharmaceuticals, Inc. (a)	6,072
104	Spark Therapeutics, Inc. (a)	6,952
64	Vertex Pharmaceuticals, Inc. (a)	10,480

		48,059

	Health Care Equipment & Supplies — 1.6%
31	DENTSPLY SIRONA, Inc.	1,581
146	DexCom, Inc. (a)	10,805
71	Edwards Lifesciences Corp. (a)	9,955
91	ResMed, Inc.	8,941
123	Zimmer Biomet Holdings, Inc.	13,435

		44,717

	Health Care Providers & Services — 4.2%
297	Acadia Healthcare Co., Inc. (a)	11,636
268	AmerisourceBergen Corp.	23,122
117	Centene Corp. (a)	12,548
93	Cigna Corp.	15,547
138	Henry Schein, Inc. (a)	9,283
46	Humana, Inc.	12,344
75	Laboratory Corp. of America Holdings (a)	12,126
376	Premier, Inc., Class A (a)	11,760
108	Universal Health Services, Inc., Class B	12,771

		121,137

	Health Care Technology — 0.7%
183	Teladoc, Inc. (a)	7,387
166	Veeva Systems, Inc., Class A (a)	12,107

		19,494

	Life Sciences Tools & Services — 0.9%
110	Illumina, Inc. (a)	26,120

	Pharmaceuticals — 1.0%
96	Jazz Pharmaceuticals plc (a)	14,480
154	Zoetis, Inc.	12,894

		27,374

	Total Health Care	286,901

	Industrials — 13.2%
	Aerospace & Defense — 0.5%
178	HEICO Corp., Class A	12,631

	Air Freight & Logistics — 0.4%
104	XPO Logistics, Inc. (a)	10,558

	Airlines — 0.3%
154	Southwest Airlines Co.	8,810

	Building Products — 1.7%
477	Fortune Brands Home & Security, Inc.	28,089
97	Lennox International, Inc.	19,812

		47,901

	Commercial Services & Supplies — 2.1%
398	Copart, Inc. (a)	20,280

JPMorgan Mid Cap Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2018 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Commercial Services & Supplies — continued
558	Waste Connections, Inc.	40,044

		60,324

	Electrical Equipment — 1.2%
84	Acuity Brands, Inc.	11,732
180	AMETEK, Inc.	13,684
69	Hubbell, Inc.	8,457

		33,873

	Industrial Conglomerates — 0.4%
118	Carlisle Cos., Inc.	12,312

	Machinery — 5.0%
16	AGCO Corp.	1,031
240	Fortive Corp.	18,628
110	IDEX Corp.	15,631
35	Middleby Corp. (The) (a)	4,276
105	Nordson Corp.	14,329
202	Oshkosh Corp.	15,601
113	Parker-Hannifin Corp.	19,275
113	Snap-on, Inc.	16,669
122	Stanley Black & Decker, Inc.	18,675
142	WABCO Holdings, Inc. (a)	19,063

		143,178

	Road & Rail — 0.7%
134	Old Dominion Freight Line, Inc.	19,694

	Trading Companies & Distributors — 0.9%
225	Fastenal Co.	12,288
153	MSC Industrial Direct Co., Inc., Class A	14,043

		26,331

	Total Industrials	375,612

	Information Technology — 19.8%
	Communications Equipment — 2.0%
61	Arista Networks, Inc. (a)	15,469
423	CommScope Holding Co., Inc. (a)	16,926
129	Palo Alto Networks, Inc. (a)	23,427

		55,822

	Electronic Equipment, Instruments & Components — 3.6%
408	Amphenol Corp., Class A	35,166
212	Arrow Electronics, Inc. (a)	16,306
231	CDW Corp.	16,240
413	Corning, Inc.	11,520
51	IPG Photonics Corp. (a)	11,832
242	Keysight Technologies, Inc. (a)	12,700

		103,764

	Internet Software & Services — 1.4%
57	Dropbox, Inc., Class A (a)	1,775
312	GoDaddy, Inc., Class A (a)	19,133
97	GrubHub, Inc. (a)	9,812
196	Match Group, Inc. (a)	8,719

		39,439

	IT Services — 4.3%
173	DXC Technology Co.	17,371
202	Fiserv, Inc. (a)	14,433
136	Gartner, Inc. (a)	15,973
258	Global Payments, Inc.	28,739
112	Jack Henry & Associates, Inc.	13,532
180	Square, Inc., Class A (a)	8,836
272	Worldpay, Inc. (a)	22,402

		121,286

	Semiconductors & Semiconductor Equipment — 2.3%
121	Analog Devices, Inc.	11,042
37	Broadcom Ltd.	8,625
221	Cavium, Inc. (a)	17,567
87	Lam Research Corp.	17,756
262	Teradyne, Inc.	11,985

		66,975

	Software — 6.2%
112	Autodesk, Inc. (a)	14,002
145	Electronic Arts, Inc. (a)	17,556
124	Guidewire Software, Inc. (a)	10,007
85	Paycom Software, Inc. (a)	9,150
94	Proofpoint, Inc. (a)	10,660
155	Red Hat, Inc. (a)	23,219
150	ServiceNow, Inc. (a)	24,784
192	Splunk, Inc. (a)	18,851
143	Synopsys, Inc. (a)	11,877
113	Take-Two Interactive Software, Inc. (a)	11,088
50	Tyler Technologies, Inc. (a)	10,548
114	Workday, Inc., Class A (a)	14,478

		176,220

	Total Information Technology	563,506

	Materials — 3.7%
	Chemicals — 0.4%
29	Sherwin-Williams Co. (The)	11,335

	Construction Materials — 1.1%
145	Eagle Materials, Inc.	14,932
145	Vulcan Materials Co.	16,543

JPMorgan Mid Cap Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2018 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Construction Materials — continued

		31,475

	Containers & Packaging — 2.2%
130	Avery Dennison Corp.	13,823
523	Ball Corp.	20,755
443	Silgan Holdings, Inc.	12,342
249	WestRock Co.	15,976

		62,896

	Total Materials	105,706

	Real Estate — 6.0%
	Equity Real Estate Investment Trusts (REITs) — 5.0%
161	American Campus Communities, Inc.	6,205
321	American Homes 4 Rent, Class A	6,438
82	AvalonBay Communities, Inc.	13,534
111	Boston Properties, Inc.	13,716
572	Brixmor Property Group, Inc.	8,716
37	Essex Property Trust, Inc.	8,898
91	Federal Realty Investment Trust	10,623
108	HCP, Inc.	2,517
150	JBG SMITH Properties	5,044
492	Kimco Realty Corp.	7,089
456	Outfront Media, Inc.	8,549
239	Park Hotels & Resorts, Inc.	6,452
306	Rayonier, Inc.	10,778
122	Regency Centers Corp.	7,170
185	Vornado Realty Trust	12,452
293	Weyerhaeuser Co.	10,263
76	WP Carey, Inc.	4,737

		143,181

	Real Estate Management & Development — 1.0%
596	CBRE Group, Inc., Class A (a)	28,151

	Total Real Estate	171,332

	Utilities — 4.0%
	Electric Utilities — 1.3%
165	Edison International	10,521
83	Westar Energy, Inc.	4,384
473	Xcel Energy, Inc.	21,524

		36,429

	Gas Utilities — 0.5%
241	National Fuel Gas Co.	12,412

	Multi-Utilities — 2.2%
143	CenterPoint Energy, Inc.	3,912
471	CMS Energy Corp.	21,339
157	Sempra Energy	17,451
330	WEC Energy Group, Inc.	20,697

		63,399

	Total Utilities	112,240

	Total Common Stocks (Cost $1,840,252)	2,743,133

Master Limited Partnership — 0.2%
	Financials — 0.2%
	Capital Markets — 0.2%
160	Oaktree Capital Group LLC (Cost $7,277)	6,320

Short-Term Investment — 3.0%
	Investment Company — 3.0%
86,224	JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 1.54% (b) (l) (Cost $86,224)	86,224
	Total Investments — 99.7% (Cost $1,933,753)	2,835,677
	Other Assets in Excess of Liabilities — 0.3%	7,164

	NET ASSETS — 100.0%	$2,842,841

Percentages indicated are based on net assets.

JPMorgan Mid Cap Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2018 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(l)	—	The rate shown is the current yield as of March 31, 2018.

A. Valuation of Investments - The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date. Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedules of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$2,835,677	$—	$—	$2,835,677

(a)	All portfolio holdings designated as level 1 are disclosed individually on the SOI. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers among any levels during the period ended March 31, 2018.

JPMorgan Small Cap Core Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2018 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 98.1%
	Consumer Discretionary — 10.6%
	Auto Components — 1.4%
56	American Axle & Manufacturing Holdings, Inc. (a)	849
19	Cooper-Standard Holdings, Inc. (a)	2,303
18	Dana, Inc.	474
6	Modine Manufacturing Co. (a)	127
2	Stoneridge, Inc. (a)	57
6	Tower International, Inc.	157

		3,967

	Distributors — 0.1%
29	Funko, Inc., Class A (a)	240

	Diversified Consumer Services — 0.5%
2	Capella Education Co.	176
9	Grand Canyon Education, Inc. (a)	902
23	K12, Inc. (a)	330

		1,408

	Hotels, Restaurants & Leisure — 1.6%
89	Bloomin’ Brands, Inc.	2,160
8	Dine Brands Global, Inc.	518
1	Jack in the Box, Inc.	43
37	Pinnacle Entertainment, Inc. (a)	1,128
22	Ruth’s Hospitality Group, Inc.	545

		4,394

	Household Durables — 1.9%
60	Beazer Homes USA, Inc. (a)	955
4	Hamilton Beach Brands Holding Co., Class A	77
15	Helen of Troy Ltd. (a)	1,339
10	Hooker Furniture Corp.	360
6	KB Home	176
8	Libbey, Inc.	38
17	Lifetime Brands, Inc.	214
94	Taylor Morrison Home Corp., Class A (a)	2,177

		5,336

	Internet & Direct Marketing Retail — 0.4%
88	Groupon, Inc. (a)	382
14	Liberty TripAdvisor Holdings, Inc., Class A (a)	149
15	Overstock.com, Inc. (a)	537

		1,068

	Media — 1.2%
119	Gannett Co., Inc.	1,189
42	Gray Television, Inc. (a)	528
48	MDC Partners, Inc., Class A (a)	344
3	Nexstar Media Group, Inc., Class A	201
26	Sinclair Broadcast Group, Inc., Class A	810
13	Townsquare Media, Inc., Class A	105

		3,177

	Specialty Retail — 3.1%
30	Caleres, Inc.	1,011
12	Children’s Place, Inc. (The)	1,570
11	Conn’s, Inc. (a)	360
20	Express, Inc. (a)	145
12	Group 1 Automotive, Inc.	777
43	Hudson Ltd., (United Kingdom), Class A (a)	689
17	National Vision Holdings, Inc. (a)	546
455	Office Depot, Inc.	979
86	Pier 1 Imports, Inc.	277
3	RH (a)	238
71	Tailored Brands, Inc.	1,787

		8,379

	Textiles, Apparel & Luxury Goods — 0.4%
9	Deckers Outdoor Corp. (a)	846
10	Perry Ellis International, Inc. (a)	261

		1,107

	Total Consumer Discretionary	29,076

	Consumer Staples — 1.9%
	Food & Staples Retailing — 0.7%
32	Performance Food Group Co. (a)	958
42	SpartanNash Co.	722
12	US Foods Holding Corp. (a)	387

		2,067

	Food Products — 0.7%
38	Dean Foods Co.	328
30	Pilgrim’s Pride Corp. (a)	750
4	Pinnacle Foods, Inc.	228
4	Sanderson Farms, Inc.	429
3	TreeHouse Foods, Inc. (a)	99

		1,834

	Household Products — 0.4%
27	Central Garden & Pet Co., Class A (a)	1,058

	Personal Products — 0.1%
2	USANA Health Sciences, Inc. (a)	144

	Total Consumer Staples	5,103

	Energy — 4.0%
	Energy Equipment & Services — 1.0%
34	Archrock, Inc.	299
7	C&J Energy Services, Inc. (a)	168

JPMorgan Small Cap Core Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2018 (Unaudited) (Continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Energy Equipment & Services — continued
28	Exterran Corp. (a)	750
21	FTS International, Inc. (a)	390
88	McDermott International, Inc. (a)	536
7	PHI, Inc. (Non-Voting) (a)	74
38	RigNet, Inc. (a)	510

		2,727

	Oil, Gas & Consumable Fuels — 3.0%
228	Abraxas Petroleum Corp. (a)	505
7	Arch Coal, Inc., Class A	662
53	Delek US Energy, Inc.	2,159
38	EP Energy Corp., Class A (a)	51
21	Jagged Peak Energy, Inc. (a)	298
2	NACCO Industries, Inc., Class A	63
31	Pacific Ethanol, Inc. (a)	94
49	Peabody Energy Corp.	1,792
55	Renewable Energy Group, Inc. (a)	707
1	REX American Resources Corp. (a)	44
42	SRC Energy, Inc. (a)	399
294	W&T Offshore, Inc. (a)	1,303
3	World Fuel Services Corp.	77

		8,154

	Total Energy	10,881

	Financials — 17.2%
	Banks — 10.1%
52	Bancorp, Inc. (The) (a)	565
5	Cadence BanCorp	128
9	Cathay General Bancorp	353
3	Central Valley Community Bancorp	63
2	Community Trust Bancorp, Inc.	82
4	Customers Bancorp, Inc. (a)	123
39	East West Bancorp, Inc.	2,418
2	Enterprise Financial Services Corp.	94
16	Fidelity Southern Corp.	358
20	Financial Institutions, Inc.	600
178	First BanCorp, (Puerto Rico) (a)	1,071
5	First Business Financial Services, Inc.	131
6	First Community Bancshares, Inc.	187
15	First Foundation, Inc. (a)	269
39	First Merchants Corp.	1,634
56	Fulton Financial Corp.	990
42	Hancock Holding Co.	2,156
37	Hanmi Financial Corp.	1,132
15	Hilltop Holdings, Inc.	348
66	Hope Bancorp, Inc.	1,200
1	Howard Bancorp, Inc. (a)	28
6	IBERIABANK Corp.	470
5	MainSource Financial Group, Inc.	184
3	NBT Bancorp, Inc.	115
4	Northeast Bancorp	88
5	Pacific Mercantile Bancorp (a)	52
29	PacWest Bancorp	1,438
60	Popular, Inc., (Puerto Rico)	2,484
11	Preferred Bank	729
2	Premier Financial Bancorp, Inc.	41
7	Shore Bancshares, Inc.	126
3	Sierra Bancorp	81
2	SVB Financial Group (a)	385
103	TCF Financial Corp.	2,354
2	Towne Bank	63
16	TriCo Bancshares	613
8	TriState Capital Holdings, Inc. (a)	179
7	Triumph Bancorp, Inc. (a)	271
19	United Community Banks, Inc.	614
29	Wintrust Financial Corp.	2,513
23	Zions Bancorp	1,213

		27,943

	Capital Markets — 1.2%
91	BGC Partners, Inc., Class A	1,226
47	BrightSphere Investment Group plc	741
9	Houlihan Lokey, Inc.	398
6	INTL. FCStone, Inc. (a)	272
5	Piper Jaffray Cos.	383
7	Pzena Investment Management, Inc., Class A	80
2	Stifel Financial Corp.	124

		3,224

	Consumer Finance — 1.7%
32	FirstCash, Inc.	2,592
33	Green Dot Corp., Class A (a)	2,105

		4,697

	Diversified Financial Services — 0.1%
5	Cannae Holdings, Inc. (a)	100
3	Marlin Business Services Corp.	85

		185

	Insurance — 2.5%
54	American Equity Investment Life Holding Co.	1,577
68	CNO Financial Group, Inc.	1,472
12	First American Financial Corp.	728
7	HCI Group, Inc.	254
11	Kinsale Capital Group, Inc.	539

JPMorgan Small Cap Core Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2018 (Unaudited) (Continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Insurance — continued
4	National General Holdings Corp.	94
4	Selective Insurance Group, Inc.	245
17	Stewart Information Services Corp.	768
4	United Fire Group, Inc.	215
27	Universal Insurance Holdings, Inc.	860

		6,752

	Mortgage Real Estate Investment Trusts (REITs) — 0.4%
10	Capstead Mortgage Corp.	86
6	Invesco Mortgage Capital, Inc.	92
66	Redwood Trust, Inc.	1,023

		1,201

	Thrifts & Mortgage Finance — 1.2%
5	BankFinancial Corp.	78
8	Dime Community Bancshares, Inc.	140
10	HomeStreet, Inc. (a)	293
8	Meta Financial Group, Inc.	884
44	MGIC Investment Corp. (a)	573
13	OceanFirst Financial Corp.	345
10	PennyMac Financial Services, Inc., Class A (a)	218
9	Radian Group, Inc.	179
10	Walker & Dunlop, Inc.	574
2	Washington Federal, Inc.	69

		3,353

	Total Financials	47,355

	Health Care — 17.3%
	Biotechnology — 7.1%
10	Acorda Therapeutics, Inc. (a)	244
67	Aduro Biotech, Inc. (a)	620
37	Akebia Therapeutics, Inc. (a)	354
28	Allena Pharmaceuticals, Inc. (a)	310
63	Amicus Therapeutics, Inc. (a)	946
7	AnaptysBio, Inc. (a)	708
12	ARMO BioSciences, Inc. (a)	453
16	Audentes Therapeutics, Inc. (a)	481
103	Bellicum Pharmaceuticals, Inc. (a)	677
7	Bluebird Bio, Inc. (a)	1,195
6	Blueprint Medicines Corp. (a)	513
18	Cara Therapeutics, Inc. (a)	228
132	Catalyst Pharmaceuticals, Inc. (a)	315
54	Coherus Biosciences, Inc. (a)	591
21	Concert Pharmaceuticals, Inc. (a)	474
36	Dynavax Technologies Corp. (a)	723
10	Esperion Therapeutics, Inc. (a)	694
14	FibroGen, Inc. (a)	624
33	Heron Therapeutics, Inc. (a)	914
26	Homology Medicines, Inc. (a)	482
22	Jounce Therapeutics, Inc. (a)	480
8	Loxo Oncology, Inc. (a)	871
5	Madrigal Pharmaceuticals, Inc. (a)	561
21	Mersana Therapeutics, Inc. (a)	337
34	Ra Pharmaceuticals, Inc. (a)	179
3	Radius Health, Inc. (a)	108
22	Rhythm Pharmaceuticals, Inc. (a)	436
8	Sage Therapeutics, Inc. (a)	1,297
16	Sarepta Therapeutics, Inc. (a)	1,208
44	Selecta Biosciences, Inc. (a)	450
6	Spark Therapeutics, Inc. (a)	400
57	Synergy Pharmaceuticals, Inc. (a)	104
58	Syros Pharmaceuticals, Inc. (a)	746
4	TESARO, Inc. (a)	211
47	vTv Therapeutics, Inc., Class A (a)	192
12	Xencor, Inc. (a)	360

		19,486

	Health Care Equipment & Supplies — 4.2%
20	Cutera, Inc. (a)	990
1	Globus Medical, Inc., Class A (a)	55
41	Haemonetics Corp. (a)	3,029
7	Inogen, Inc. (a)	817
51	Integer Holdings Corp. (a)	2,867
70	Lantheus Holdings, Inc. (a)	1,113
25	Masimo Corp. (a)	2,172
28	OraSure Technologies, Inc. (a)	478
6	OrthoPediatrics Corp. (a)	96

		11,617

	Health Care Providers & Services — 4.0%
25	Addus HomeCare Corp. (a)	1,192
15	American Renal Associates Holdings, Inc. (a)	273
77	Cross Country Healthcare, Inc. (a)	860
67	Diplomat Pharmacy, Inc. (a)	1,344
24	Encompass Health Corp.	1,372
2	Envision Healthcare Corp. (a)	94
142	Kindred Healthcare, Inc. (a)	1,299
32	Molina Healthcare, Inc. (a)	2,608
27	Owens & Minor, Inc.	419
33	RadNet, Inc. (a)	478
12	Surgery Partners, Inc. (a)	197
4	WellCare Health Plans, Inc. (a)	767

		10,903

	Life Sciences Tools & Services — 0.1%
3	PRA Health Sciences, Inc. (a)	232

JPMorgan Small Cap Core Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2018 (Unaudited) (Continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Pharmaceuticals — 1.9%
27	Aclaris Therapeutics, Inc. (a)	468
9	Amphastar Pharmaceuticals, Inc. (a)	163
11	Assembly Biosciences, Inc. (a)	560
21	Catalent, Inc. (a)	862
10	Horizon Pharma plc (a)	146
3	Medicines Co. (The) (a)	102
16	Nektar Therapeutics (a)	1,647
12	resTORbio, Inc. (a)	114
6	Revance Therapeutics, Inc. (a)	194
107	TherapeuticsMD, Inc. (a)	521
13	WaVe Life Sciences Ltd. (a)	538

		5,315

	Total Health Care	47,553

	Industrials — 17.8%
	Aerospace & Defense — 1.3%
18	AAR Corp.	788
14	Engility Holdings, Inc. (a)	345
10	HEICO Corp., Class A	709
4	Moog, Inc., Class A (a)	288
43	Vectrus, Inc. (a)	1,593

		3,723

	Air Freight & Logistics — 0.2%
5	Atlas Air Worldwide Holdings, Inc. (a)	297
4	Park-Ohio Holdings Corp.	161

		458

	Airlines — 0.8%
11	Hawaiian Holdings, Inc.	421
34	SkyWest, Inc.	1,828

		2,249

	Building Products — 0.6%
3	American Woodmark Corp. (a)	274
2	JELD-WEN Holding, Inc. (a)	73
41	Universal Forest Products, Inc.	1,314

		1,661

	Commercial Services & Supplies — 2.0%
15	ABM Industries, Inc.	512
159	ACCO Brands Corp.	1,992
29	Essendant, Inc.	225
3	Herman Miller, Inc.	89
13	Kimball International, Inc., Class B	226
6	Knoll, Inc.	113
69	Quad/Graphics, Inc.	1,761
33	Steelcase, Inc., Class A	447
2	Viad Corp.	116
2	VSE Corp.	89

		5,570

	Construction & Engineering — 2.6%
26	EMCOR Group, Inc.	1,994
179	HC2 Holdings, Inc. (a)	942
122	KBR, Inc.	1,969
35	MasTec, Inc. (a)	1,656
19	Sterling Construction Co., Inc. (a)	215
14	Tutor Perini Corp. (a)	314

		7,090

	Electrical Equipment — 0.5%
23	Atkore International Group, Inc. (a)	453
7	EnerSys	451
8	Powell Industries, Inc.	225
4	Regal Beloit Corp.	273

		1,402

	Machinery — 3.6%
6	Barnes Group, Inc.	375
21	Columbus McKinnon Corp.	757
17	Federal Signal Corp.	382
56	Global Brass & Copper Holdings, Inc.	1,884
6	Greenbrier Cos., Inc. (The)	294
2	Hurco Cos., Inc.	92
4	Hyster-Yale Materials Handling, Inc.	301
8	Kadant, Inc.	772
4	Kennametal, Inc.	141
104	Meritor, Inc. (a)	2,131
6	NN, Inc.	137
5	SPX FLOW, Inc. (a)	251
1	Standex International Corp.	137
11	TriMas Corp. (a)	278
91	Wabash National Corp.	1,899
3	Watts Water Technologies, Inc., Class A	210

		10,041

	Marine — 0.2%
69	Costamare, Inc., (Monaco)	431

	Professional Services — 3.7%
28	Barrett Business Services, Inc.	2,296
5	CRA International, Inc.	276
10	ICF International, Inc.	567
39	Insperity, Inc.	2,746
2	Kelly Services, Inc., Class A	60
6	Korn/Ferry International	330
81	RPX Corp.	863
24	TriNet Group, Inc. (a)	1,088
73	TrueBlue, Inc. (a)	1,899

		10,125

JPMorgan Small Cap Core Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2018 (Unaudited) (Continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Road & Rail — 1.0%
73	ArcBest Corp.	2,349
5	Covenant Transportation Group, Inc., Class A (a)	143
11	Schneider National, Inc., Class B	284
3	Universal Logistics Holdings, Inc.	58
4	YRC Worldwide, Inc. (a)	32

		2,866

	Trading Companies & Distributors — 1.3%
9	Applied Industrial Technologies, Inc.	685
38	CAI International, Inc. (a)	802
13	GMS, Inc. (a)	394
70	MRC Global, Inc. (a)	1,151
15	Titan Machinery, Inc. (a)	342
3	Veritiv Corp. (a)	125

		3,499

	Total Industrials	49,115

	Information Technology — 16.7%
	Communications Equipment — 0.9%
17	Ciena Corp. (a)	435
196	Extreme Networks, Inc. (a)	2,167

		2,602

	Electronic Equipment, Instruments & Components — 3.9%
50	Benchmark Electronics, Inc.	1,482
78	Fitbit, Inc., Class A (a)	399
33	Insight Enterprises, Inc. (a)	1,154
5	Itron, Inc. (a)	344
71	KEMET Corp. (a)	1,289
30	Kimball Electronics, Inc. (a)	493
3	Littelfuse, Inc.	558
24	Methode Electronics, Inc.	956
3	Plexus Corp. (a)	173
64	Sanmina Corp. (a)	1,666
24	Tech Data Corp. (a)	2,010
10	Vishay Precision Group, Inc. (a)	321

		10,845

	Internet Software & Services — 2.9%
26	Alteryx, Inc., Class A (a)	874
44	Apptio, Inc., Class A (a)	1,236
60	Blucora, Inc. (a)	1,471
2	Cargurus, Inc. (a)	85
7	Coupa Software, Inc. (a)	296
10	Etsy, Inc. (a)	281
20	Five9, Inc. (a)	587
109	Limelight Networks, Inc. (a)	447
10	MongoDB, Inc. (a)	430
14	New Relic, Inc. (a)	1,015
12	Nutanix, Inc., Class A (a)	570
27	QuinStreet, Inc. (a)	342
2	SendGrid, Inc. (a)	67
40	Tintri, Inc. (a)	67
10	Web.com Group, Inc. (a)	174

		7,942

	IT Services — 2.2%
6	CACI International, Inc., Class A (a)	953
34	Everi Holdings, Inc. (a)	224
9	Switch, Inc., Class A	135
15	Sykes Enterprises, Inc. (a)	444
156	Travelport Worldwide Ltd.	2,549
87	Unisys Corp. (a)	937
14	Virtusa Corp. (a)	674

		5,916

	Semiconductors & Semiconductor Equipment — 3.2%
14	Advanced Energy Industries, Inc. (a)	909
31	Alpha & Omega Semiconductor Ltd. (a)	475
33	Cohu, Inc.	748
100	Cypress Semiconductor Corp.	1,696
25	Ichor Holdings Ltd. (a)	610
8	Rudolph Technologies, Inc. (a)	208
19	Sigma Designs, Inc. (a)	118
36	SMART Global Holdings, Inc. (a)	1,794
69	Ultra Clean Holdings, Inc. (a)	1,324
76	Xcerra Corp. (a)	880

		8,762

	Software — 3.6%
14	CommVault Systems, Inc. (a)	812
3	ForeScout Technologies, Inc. (a)	104
19	Imperva, Inc. (a)	818
3	MicroStrategy, Inc., Class A (a)	355
33	Progress Software Corp.	1,265
3	QAD, Inc., Class A	117
12	Qualys, Inc. (a)	873
33	RingCentral, Inc., Class A (a)	2,101
26	SailPoint Technologies Holding, Inc. (a)	540
19	Take-Two Interactive Software, Inc. (a)	1,892

JPMorgan Small Cap Core Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2018 (Unaudited) (Continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks—continued
	Software — continued
52	TiVo Corp.	702
13	Zscaler, Inc. (a)	356

		9,935

	Total Information Technology	46,002

	Materials — 4.2%
	Chemicals — 1.6%
10	Chemours Co. (The)	497
20	FutureFuel Corp.	238
1	Ingevity Corp. (a)	103
16	OMNOVA Solutions, Inc. (a)	164
18	Rayonier Advanced Materials, Inc.	393
41	Trinseo SA	2,999

		4,394

	Containers & Packaging — 0.4%
13	Berry Global Group, Inc. (a)	730
24	Graphic Packaging Holding Co.	374

		1,104

	Metals & Mining — 0.8%
72	AK Steel Holding Corp. (a)	328
58	Cleveland-Cliffs, Inc. (a)	404
20	Commercial Metals Co.	419
5	Ryerson Holding Corp. (a)	38
32	Warrior Met Coal, Inc.	899
5	Worthington Industries, Inc.	200

		2,288

	Paper & Forest Products — 1.4%
15	Boise Cascade Co.	563
32	Louisiana-Pacific Corp.	915
34	Schweitzer-Mauduit International, Inc.	1,329
62	Verso Corp., Class A (a)	1,039

		3,846

	Total Materials	11,632

	Real Estate — 5.7%
	Equity Real Estate Investment Trusts (REITs) — 5.7%
5	American Assets Trust, Inc.	174
72	Armada Hoffler Properties, Inc.	992
162	Ashford Hospitality Trust, Inc.	1,049
26	Bluerock Residential Growth REIT, Inc.	220
10	Chatham Lodging Trust	191
11	Chesapeake Lodging Trust	319
1	CorEnergy Infrastructure Trust, Inc.	41
6	CoreSite Realty Corp.	639
31	Cousins Properties, Inc.	270
3	CyrusOne, Inc.	138
9	DCT Industrial Trust, Inc.	529
18	DiamondRock Hospitality Co.	188
1	Education Realty Trust, Inc.	47
47	First Industrial Realty Trust, Inc.	1,387
3	Franklin Street Properties Corp.	30
87	GEO Group, Inc. (The)	1,773
28	Getty Realty Corp.	716
8	Highwoods Properties, Inc.	346
6	Hudson Pacific Properties, Inc.	199
11	InfraREIT, Inc.	204
9	LaSalle Hotel Properties	267
8	New Senior Investment Group, Inc.	63
24	NexPoint Residential Trust, Inc.	585
50	Preferred Apartment Communities, Inc., Class A	715
2	PS Business Parks, Inc.	226
25	Ramco-Gershenson Properties Trust	315
40	Retail Opportunity Investments Corp.	712
25	Rexford Industrial Realty, Inc.	705
23	RLJ Lodging Trust	453
53	Summit Hotel Properties, Inc.	726
3	Sun Communities, Inc.	256
49	Sunstone Hotel Investors, Inc.	747
2	Urban Edge Properties	43
25	Xenia Hotels & Resorts, Inc.	491

		15,756

	Real Estate Management & Development — 0.0% (g)
4	Rafael Holdings, Inc., Class B (a)	19

	Total Real Estate	15,775

	Telecommunication Services — 0.1%
	Diversified Telecommunication Services — 0.1%
8	IDT Corp., Class B (a)	50
34	Ooma, Inc. (a)	367

	Total Telecommunication Services	417

	Utilities — 2.6%
	Electric Utilities — 1.4%
2	El Paso Electric Co.	86
6	IDACORP, Inc.	558
4	MGE Energy, Inc.	211
9	PNM Resources, Inc.	333
41	Portland General Electric Co.	1,655
80	Spark Energy, Inc., Class A	950

		3,793

JPMorgan Small Cap Core Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2018 (Unaudited) (Continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Gas Utilities — 0.7%
15	New Jersey Resources Corp.	591
14	Southwest Gas Holdings, Inc. (a)	933
5	WGL Holdings, Inc.	426

		1,950

	Independent Power and Renewable Electricity Producers — 0.5%
51	Atlantic Power Corp. (a)	107
16	Dynegy, Inc. (a)	216
29	NRG Yield, Inc., Class C	485
12	Ormat Technologies, Inc.	665

		1,473

	Water Utilities — 0.0% (g)
3	Consolidated Water Co. Ltd., (Cayman Islands)	38

	Total Utilities	7,254

	Total Common Stocks (Cost $203,504)	270,163

NUMBER OF WARRANTS
Warrant — 0.0%
	Financials — 0.0%
	Consumer Finance — 0.0%
2	Emergent Capital, Inc., expiring 10/01/2019 (Strike Price $10.75) (a) (bb) (Cost $–)	—

SHARES
Short-Term Investment — 1.6%
	Investment Company — 1.6%
4,355	JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 1.54% (b) (l) (Cost $4,355)	4,355

	Total Investments — 99.7% (Cost $207,859)	274,518
	Other Assets in Excess of Liabilities — 0.3%	698

	NET ASSETS — 100.0%	$275,216

Percentages indicated are based on net assets.

JPMorgan Small Cap Core Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2018 (Unaudited) (Continued)

(Amounts in thousands, except number of Futures Contracts)

Futures contracts outstanding as of March 31, 2018:

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Russell 2000 E-Mini Index	53	06/2018	USD	4,058	(125)

					(125)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

USD	—	United States Dollar.
(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(g)	—	Amount rounds to less than 0.05%.
(l)	—	The rate shown is the current yield as of March 31, 2018.
(bb)	—	Security has been valued using significant unobservable inputs.

JPMorgan Small Cap Core Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2018 (Unaudited) (Continued)

(Amounts in thousands)

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Futures are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Total Investments in Securities (a)	$274,518	$—	$—	(b)	$274,518

Depreciation in Other Financial Instruments
Futures Contracts (a)	$(125)	$—	$—		$(125)

(a)	All Portfolio holdings designated in level 1 and level 3 are disclosed individually in the SOI. Level 3 consists of warrants. Please refer to the SOI for industry specifics of the portfolio holdings.
(b)	Value is zero.

There were no transfers among any levels during the period ended March 31, 2018.

JPMorgan Small Cap Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2018 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 94.4%
	Consumer Discretionary — 12.8%
	Auto Components — 0.9%
558	LCI Industries	58,157

	Distributors — 2.4%
1,049	Pool Corp.	153,457

	Diversified Consumer Services — 0.8%
1,045	ServiceMaster Global Holdings, Inc. (a)	53,116

	Hotels, Restaurants & Leisure — 2.1%
640	Hilton Grand Vacations, Inc. (a)	27,524
611	Monarch Casino & Resort, Inc. (a)	25,823
1,139	Papa John’s International, Inc.	65,254
1,423	Zoe’s Kitchen, Inc. (a)	20,554

		139,155

	Internet & Direct Marketing Retail — 0.1%
2,389	Blue Apron Holdings, Inc., Class A (a)	4,779

	Leisure Products — 2.7%
2,753	Acushnet Holdings Corp.	63,571
1,599	Brunswick Corp.	94,979
555	Malibu Boats, Inc., Class A (a)	18,429

		176,979

	Media — 2.4%
2,476	Cinemark Holdings, Inc.	93,270
1,041	Emerald Expositions Events, Inc.	20,275
3,743	EW Scripps Co. (The), Class A	44,882

		158,427

	Specialty Retail — 0.4%
2,662	Chico’s FAS, Inc.	24,068

	Textiles, Apparel & Luxury Goods — 1.0%
599	Carter’s, Inc.	62,353

	Total Consumer Discretionary	830,491

	Consumer Staples — 3.1%
	Food & Staples Retailing — 1.6%
3,558	Performance Food Group Co. (a)	106,203

	Household Products — 1.5%
953	Spectrum Brands Holdings, Inc.	98,775

	Total Consumer Staples	204,978

	Energy — 3.7%
	Energy Equipment & Services — 2.6%
787	Core Laboratories NV	85,197
4,846	Patterson-UTI Energy, Inc.	84,855

		170,052

	Oil, Gas & Consumable Fuels — 1.1%
7,312	SRC Energy, Inc. (a)	68,954

	Total Energy	239,006

	Financials — 16.5%
	Banks — 10.8%
2,667	Associated Banc-Corp.	66,286
1,958	BankUnited, Inc.	78,282
932	Commerce Bancshares, Inc.	55,813
1,561	First Financial Bancorp	45,818
2,115	First Hawaiian, Inc.	58,864
3,926	First Horizon National Corp.	73,923
638	First Interstate BancSystem, Inc., Class A	25,248
841	Glacier Bancorp, Inc.	32,282
1,492	Great Western Bancorp, Inc.	60,097
893	IBERIABANK Corp.	69,691
1,136	Western Alliance Bancorp (a)	66,002
795	Wintrust Financial Corp.	68,435

		700,741

	Capital Markets — 3.9%
975	Eaton Vance Corp.	54,272
260	FactSet Research Systems, Inc.	51,912
893	Lazard Ltd., Class A	46,952
946	Moelis & Co., Class A	48,100
531	Morningstar, Inc.	50,689

		251,925

	Insurance — 1.8%
641	Kinsale Capital Group, Inc.	32,910
1,163	ProAssurance Corp.	56,446
436	RLI Corp.	27,623

		116,979

	Total Financials	1,069,645

	Health Care — 11.8%
	Health Care Equipment & Supplies — 2.7%
300	ICU Medical, Inc. (a)	75,630
1,139	West Pharmaceutical Services, Inc.	100,557

		176,187

	Health Care Providers & Services — 5.3%
2,021	Encompass Health Corp.	115,563
833	HealthEquity, Inc. (a)	50,424
392	Magellan Health, Inc. (a)	41,955
487	Molina Healthcare, Inc. (a)	39,570

JPMorgan Small Cap Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2018 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Health Care Providers & Services — continued
1,333	Premier, Inc., Class A (a)	41,739
286	WellCare Health Plans, Inc. (a)	55,353

		344,604

	Health Care Technology — 1.5%
1,404	Cotiviti Holdings, Inc. (a)	48,365
810	Medidata Solutions, Inc. (a)	50,850

		99,215

	Pharmaceuticals — 2.3%
2,486	Catalent, Inc. (a)	102,059
1,430	Prestige Brands Holdings, Inc. (a)	48,217

		150,276

	Total Health Care	770,282

	Industrials — 17.9%
	Building Products — 1.7%
1,437	JELD-WEN Holding, Inc. (a)	44,008
1,586	USG Corp. (a)	64,091

		108,099

	Commercial Services & Supplies — 4.4%
1,811	Advanced Disposal Services, Inc. (a)	40,356
2,393	Brady Corp., Class A	88,917
1,296	Herman Miller, Inc.	41,402
1,466	KAR Auction Services, Inc.	79,469
672	US Ecology, Inc.	35,814

		285,958

	Electrical Equipment — 0.8%
1,106	Generac Holdings, Inc. (a)	50,770

	Machinery — 8.0%
1,097	Allison Transmission Holdings, Inc.	42,833
1,120	Altra Industrial Motion Corp.	51,484
996	Douglas Dynamics, Inc.	43,171
1,469	Evoqua Water Technologies Corp. (a)	31,271
918	Gates Industrial Corp. plc (a)	16,068
577	Lincoln Electric Holdings, Inc.	51,893
337	Proto Labs, Inc. (a)	39,595
740	RBC Bearings, Inc. (a)	91,956
2,425	Toro Co. (The)	151,459

		519,730

	Road & Rail — 1.5%
832	Knight-Swift Transportation Holdings, Inc.	38,273
562	Landstar System, Inc.	61,595

		99,868

	Trading Companies & Distributors — 1.5%
854	Applied Industrial Technologies, Inc.	62,228
194	Watsco, Inc.	35,103

		97,331

	Total Industrials	1,161,756

	Information Technology — 13.6%
	Internet Software & Services — 4.3%
4,077	Cision Ltd. (a)	47,174
1,070	GrubHub, Inc. (a)	108,617
978	Instructure, Inc. (a)	41,204
1,768	Q2 Holdings, Inc. (a)	80,542

		277,537

	IT Services — 0.7%
1,017	CoreLogic, Inc. (a)	45,981

	Semiconductors & Semiconductor Equipment — 1.8%
1,070	Cabot Microelectronics Corp.	114,579

	Software — 6.8%
979	Aspen Technology, Inc. (a)	77,241
648	Blackbaud, Inc.	65,982
794	Guidewire Software, Inc. (a)	64,192
1,116	Manhattan Associates, Inc. (a)	46,742
252	MicroStrategy, Inc., Class A (a)	32,447
1,083	SailPoint Technologies Holding, Inc. (a)	22,407
741	Tableau Software, Inc., Class A (a)	59,859
356	Tyler Technologies, Inc. (a)	75,065

		443,935

	Total Information Technology	882,032

	Materials — 6.4%
	Chemicals — 3.6%
2,124	GCP Applied Technologies, Inc. (a)	61,694
3,444	PQ Group Holdings, Inc. (a)	48,118
387	Quaker Chemical Corp.	57,309
3,017	Valvoline, Inc.	66,773

		233,894

	Containers & Packaging — 2.8%
1,590	AptarGroup, Inc.	142,818
844	Crown Holdings, Inc. (a)	42,848

		185,666

	Total Materials	419,560

JPMorgan Small Cap Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2018 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Real Estate — 6.3%
	Equity Real Estate Investment Trusts (REITs) — 4.4%
443	CubeSmart	12,488
861	EastGroup Properties, Inc.	71,175
2,367	National Retail Properties, Inc.	92,938
2,859	Outfront Media, Inc.	53,582
2,852	RLJ Lodging Trust	55,436

		285,619

	Real Estate Management & Development — 1.9%
1,061	HFF, Inc., Class A	52,725
1,732	Realogy Holdings Corp.	47,242
1,813	Willscot Corp., Class A (a)	24,753

		124,720

	Total Real Estate	410,339

	Utilities — 2.3%
	Electric Utilities — 1.2%
1,910	Portland General Electric Co.	77,355

	Multi-Utilities — 1.1%
1,327	NorthWestern Corp.	71,374

	Total Utilities	148,729

	Total Common Stocks (Cost $4,331,230)	6,136,818

Exchange Traded Fund — 1.3%
	U.S. Equity — 1.3%
537	iShares Russell 2000 ETF (Cost $68,984)	81,598

Short-Term Investment — 4.7%
	Investment Company — 4.7%
305,240	JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 1.54% (b) (l) (Cost $305,240)	305,240

	Total Investments — 100.4% (Cost $4,705,454)	6,523,656
	Liabilities in Excess of Other Assets — (0.4)%	(24,716)

	NET ASSETS — 100.0%	$6,498,940

Percentages indicated are based on net assets.

JPMorgan Small Cap Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2018 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ETF	—	Exchange Traded Fund
(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(l)	—	The rate shown is the current yield as of March 31, 2018.

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date. Investments in open-end investment companies excluding exchange traded funds (“ETFs”) (the “Underlying Funds”), are valued at each Underlying Fund’s NAV per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$6,523,656	$—	$—	$6,523,656

(a)	All portfolio holdings designated as level 1 are disclosed individually on the SOI. Please refer to the SOI for asset class specifics of portfolio holdings.

There were no transfers among any levels during the period ended March 31, 2018.

JPMorgan SmartRetirement 2020 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2018 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE($)
Exchange Traded Fund — 1.7%
	Fixed Income — 1.7%
1,011,627	iShares TIPS Bond ETF (Cost $113,601,486)	114,364,432

Investment Companies — 97.1% (b)
	Alternative Assets — 3.2%
6,998,979	JPMorgan Commodities Strategy Fund, Class R6 Shares	64,460,592
12,498,358	JPMorgan Realty Income Fund, Class R6 Shares	154,104,748

	Total Alternative Assets	218,565,340

	Fixed Income — 50.5%
138,727,964	JPMorgan Core Bond Fund, Class R6 Shares	1,578,724,227
105,902,979	JPMorgan Core Plus Bond Fund, Class R6 Shares	859,932,188
19,449,664	JPMorgan Emerging Markets Debt Fund, Class R6 Shares	158,903,754
11,975,416	JPMorgan Emerging Markets Strategic Debt Fund, Class R6 Shares	99,156,448
12,428,805	JPMorgan Floating Rate Income Fund, Class R6 Shares	116,830,768
58,185,394	JPMorgan High Yield Fund, Class R6 Shares	421,262,255
20,956,031	JPMorgan Inflation Managed Bond Fund, Class R6 Shares	213,122,838

	Total Fixed Income	3,447,932,478

	International Equity — 18.5%
9,585,835	JPMorgan Emerging Economies Fund, Class R6 Shares	147,813,575
5,861,521	JPMorgan Emerging Markets Equity Fund, Class R6 Shares	176,549,024
17,342,710	JPMorgan International Equity Fund, Class R6 Shares	312,689,065
16,726,729	JPMorgan International Research Enhanced Equity Fund, Class R6 Shares	312,957,096
14,000,014	JPMorgan Intrepid International Fund, Class R6 Shares	314,020,315

	Total International Equity	1,264,029,075

	U.S. Equity — 24.9%
10,749,236	JPMorgan Growth Advantage Fund, Class R6 Shares (a)	230,356,121
5,567,366	JPMorgan Intrepid America Fund, Class R6 Shares	225,032,943
2,499,825	JPMorgan Mid Cap Equity Fund, Class R6 Shares	128,291,014
617,074	JPMorgan Small Cap Equity Fund, Class R6 Shares	35,475,612
1,905,810	JPMorgan Small Cap Growth Fund, Class R6 Shares (a)	37,106,126
1,156,762	JPMorgan Small Cap Value Fund, Class R6 Shares	34,679,734
19,713,829	JPMorgan U.S. Equity Fund, Class R6 Shares	317,786,916
16,862,121	JPMorgan U.S. Research Enhanced Equity Fund, Class R6 Shares	468,429,715
6,343,240	JPMorgan Value Advantage Fund, Class R6 Shares	221,823,097

	Total U.S. Equity	1,698,981,278

	Total Investment Companies (Cost $5,794,537,517)	6,629,508,171

PRINCIPAL AMOUNT($)
U.S. Treasury Obligation — 0.3%
23,405,000	U.S. Treasury Notes, 1.13%, 01/31/2019 (k) (Cost $23,259,446)	23,218,491

SHARES
Short-Term Investment — 0.7%
	Investment Company — 0.7%
47,087,899	JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 1.54% (b) (l) (Cost $47,087,899)	47,087,899

	Total Investments — 99.8% (Cost $5,978,486,348)	6,814,178,993
	Other Assets in Excess of Liabilities — 0.2%	12,392,416

	NET ASSETS — 100.0%	$6,826,571,409

Percentages indicated are based on net assets.

JPMorgan SmartRetirement 2020 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2018 (Unaudited) (continued)

Futures contracts outstanding as of March 31, 2018:

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Australia 10 Year Bond	732	06/2018	AUD	72,872,252	1,254,564
MSCI Emerging Markets E-Mini Index	1,147	06/2018	USD	68,120,330	(2,132,717)
Russell 2000 E-Mini Index	643	06/2018	USD	49,228,080	(2,184,986)
S&P 500 E-Mini Index	595	06/2018	USD	78,629,250	(4,334,608)
TOPIX Index	445	06/2018	JPY	72,269,829	1,508,429
U.S. Treasury 10 Year Note	1,168	06/2018	USD	141,419,250	1,692,524

					(4,196,794)

Short Contracts
EURO STOXX 50 Index	(866)	06/2018	EUR	(35,036,442)	464,968
Euro-Bund	(579)	06/2018	EUR	(113,582,802)	(1,529,414)
FTSE 100 Index	(357)	06/2018	GBP	(35,091,450)	585,975
U.S. Treasury 2 Year Note	(1,041)	06/2018	USD	(221,326,360)	(99,727)

					(578,198)

					(4,774,992)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

AUD	—	Australian Dollar
ETF	—	Exchange Traded Fund
EUR	—	Euro
FTSE	—	Financial Times and the London Stock Exchange
GBP	—	British Pound
JPY	—	Japanese Yen
MSCI	—	Morgan Stanley Capital International
TIPS	—	Treasury Inflation Protected Security
TOPIX	—	Tokyo Stock Price Index
USD	—	United States Dollar
(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(k)	—	All or a portion of this security is deposited with the broker as initial margin for futures contracts.
(l)	—	The rate shown is the current yield as of March 31, 2018.

Detailed information about investment portfolios of the underlying funds can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in certified portfolio holdings filed quarterly on Form N-Q, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

JPMorgan SmartRetirement 2020 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2018 (Unaudited) (continued)

Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date. Certain foreign equity instruments, as well as certain derivatives with equity reference obligations, are valued by applying international fair value factors provided by approved Pricing Services. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated.

Investments in open-end investment companies excluding exchange traded funds (“ETFs”) (the “Underlying Funds”), are valued at each Underlying Fund’s NAV per share as of the report date.

Futures are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs		Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$6,790,960,502		$23,218,491	$—	$6,814,178,993

Appreciation in Other Financial Instruments
Futures Contracts (a)	$2,947,088		$2,559,372	$—	$5,506,460

Depreciation in Other Financial Instruments
Futures Contracts (a)	$(10,281,452)	$—		$—	$(10,281,452)

(a)	All portfolio holdings designated as level 1 and level 2 are disclosed individually on the SOI. Level 2 consists of foreign futures with equity reference obligations and a U.S. Treasury Note held as initial margin for futures contracts. Please refer to the SOI for asset class specifics of portfolio holdings.

There were no transfers among any levels during the period ended March 31, 2018.

JPMorgan SmartRetirement 2025 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2018 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE($)
Exchange Traded Fund — 0.4%
	Fixed Income — 0.4%
273,955	iShares TIPS Bond ETF (Cost $31,117,401)	30,970,613

Investment Companies — 98.6% (b)
	Alternative Assets — 3.2%
1,683,569	JPMorgan Commodities Strategy Fund, Class R6 Shares	15,505,669
18,420,529	JPMorgan Realty Income Fund, Class R6 Shares	227,125,124

	Total Alternative Assets	242,630,793

	Fixed Income — 41.9%
137,324,950	JPMorgan Core Bond Fund, Class R6 Shares	1,562,757,928
104,914,097	JPMorgan Core Plus Bond Fund, Class R6 Shares	851,902,471
18,089,421	JPMorgan Emerging Markets Debt Fund, Class R6 Shares	147,790,572
13,167,155	JPMorgan Emerging Markets Strategic Debt Fund, Class R6 Shares	109,024,045
3,364,491	JPMorgan Floating Rate Income Fund, Class R6 Shares	31,626,212
56,589,859	JPMorgan High Yield Fund, Class R6 Shares	409,710,581
6,122,367	JPMorgan Inflation Managed Bond Fund, Class R6 Shares	62,264,471

	Total Fixed Income	3,175,076,280

	International Equity — 23.5%
13,655,917	JPMorgan Emerging Economies Fund, Class R6 Shares	210,574,234
8,321,608	JPMorgan Emerging Markets Equity Fund, Class R6 Shares	250,646,829
24,349,163	JPMorgan International Equity Fund, Class R6 Shares	439,015,411
23,363,111	JPMorgan International Research Enhanced Equity Fund, Class R6 Shares	437,123,798
19,933,401	JPMorgan Intrepid International Fund, Class R6 Shares	447,106,191

	Total International Equity	1,784,466,463

	U.S. Equity — 30.0%
15,610,368	JPMorgan Growth Advantage Fund, Class R6 Shares (a)	334,530,175
8,226,922	JPMorgan Intrepid America Fund, Class R6 Shares	332,532,189
3,518,905	JPMorgan Mid Cap Equity Fund, Class R6 Shares	180,590,192
818,242	JPMorgan Small Cap Equity Fund, Class R6 Shares	47,040,753
2,527,818	JPMorgan Small Cap Growth Fund, Class R6 Shares (a)	49,216,618
1,534,568	JPMorgan Small Cap Value Fund, Class R6 Shares	46,006,338
26,837,287	JPMorgan U.S. Equity Fund, Class R6 Shares	432,617,070
19,569,115	JPMorgan U.S. Research Enhanced Equity Fund, Class R6 Shares	543,630,005
8,931,974	JPMorgan Value Advantage Fund, Class R6 Shares	312,351,126

	Total U.S. Equity	2,278,514,466

	Total Investment Companies (Cost $6,605,608,708)	7,480,688,002

PRINCIPAL AMOUNT($)
U.S. Treasury Obligation — 0.4%
30,138,000	U.S. Treasury Notes, 1.13%, 01/31/2019 (k) (Cost $29,950,913)	29,897,838

SHARES
Short-Term Investment — 0.4%
	Investment Company — 0.4%
30,139,389	JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 1.54% (b) (l) (Cost $30,139,389)	30,139,389

	Total Investments — 99.8% (Cost $6,696,816,411)	7,571,695,842
	Other Assets in Excess of Liabilities — 0.2%	13,583,941

	NET ASSETS — 100.0%	$7,585,279,783

Percentages indicated are based on net assets.

JPMorgan SmartRetirement 2025 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2018 (Unaudited) (continued)

Futures contracts outstanding as of March 31, 2018:

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Australia 10 Year Bond	779	06/2018	AUD	77,551,208	1,335,111
MSCI Emerging Markets E-Mini Index	1,262	06/2018	USD	74,950,180	(2,340,683)
Russell 2000 E-Mini Index	754	06/2018	USD	57,726,240	(2,555,456)
S&P 500 E-Mini Index	1,431	06/2018	USD	189,106,650	(9,806,142)
TOPIX Index	489	06/2018	JPY	79,415,610	1,682,899
U.S. Treasury 10 Year Note	1,227	06/2018	USD	148,562,859	1,780,285

					(9,903,986)

Short Contracts
EURO STOXX 50 Index	(953)	06/2018	EUR	(38,556,269)	511,679
Euro-Bund	(616)	06/2018	EUR	(120,841,116)	(1,627,149)
FTSE 100 Index	(393)	06/2018	GBP	(38,630,084)	645,550
U.S. Treasury 2 Year Note	(1,152)	06/2018	USD	(244,926,000)	(110,361)

					(580,281)

					(10,484,267)

JPMorgan SmartRetirement 2025 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2018 (Unaudited) (continued)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

AUD	—	Australian Dollar
ETF	—	Exchange Traded Fund
EUR	—	Euro
FTSE	—	Financial Times and the London Stock Exchange
GBP	—	British Pound
JPY	—	Japanese Yen
MSCI	—	Morgan Stanley Capital International
TIPS	—	Treasury Inflation Protected Security
TOPIX	—	Tokyo Stock Price Index
USD	—	United States Dollar

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(k)	—	All or a portion of this security is deposited with the broker as initial margin for futures contracts.
(l)	—	The rate shown is the current yield as of March 31, 2018.

Detailed information about investment portfolios of the underlying funds can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in certified portfolio holdings filed quarterly on Form N-Q, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date. Certain foreign equity instruments, as well as certain derivatives with equity reference obligations, are valued by applying international fair value factors provided by approved Pricing Services. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated.

Investments in open-end investment companies excluding exchange traded funds (“ETFs”) (the “Underlying Funds”), are valued at each Underlying Fund’s NAV per share as of the report date.

Futures are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2— Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

JPMorgan SmartRetirement 2025 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2018 (Unaudited) (continued)

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$7,541,798,004	$29,897,838	$—	$7,571,695,842

Appreciation in Other Financial Instruments
Futures Contracts (a)	$3,115,396	$2,840,128	$—	$5,955,524

Depreciation in Other Financial Instruments
Futures Contracts (a)	$(16,439,791)	$—	$—	$(16,439,791)

(a)	All portfolio holdings designated as level 1 and level 2 are disclosed individually on the SOI. Level 2 consists of foreign futures with equity reference obligations and a U.S. Treasury Note held as initial margin for futures contracts. Please refer to the SOI for asset class specifics of portfolio holdings.

There were no transfers among any levels during the period ended March 31, 2018.

JPMorgan SmartRetirement 2030 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2018 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE($)
Investment Companies — 99.9% (b)
	Alternative Assets — 3.6%
23,753,235	JPMorgan Realty Income Fund, Class R6 Shares	292,877,387

	Fixed Income — 32.7%
118,265,752	JPMorgan Core Bond Fund, Class R6 Shares	1,345,864,259
90,712,266	JPMorgan Core Plus Bond Fund, Class R6 Shares	736,583,599
17,579,142	JPMorgan Emerging Markets Debt Fund, Class R6 Shares	143,621,592
11,842,338	JPMorgan Emerging Markets Strategic Debt Fund, Class R6 Shares	98,054,557
50,234,895	JPMorgan High Yield Fund, Class R6 Shares	363,700,643

	Total Fixed Income	2,687,824,650

	International Equity — 27.8%
17,302,931	JPMorgan Emerging Economies Fund, Class R6 Shares	266,811,199
10,745,024	JPMorgan Emerging Markets Equity Fund, Class R6 Shares	323,640,116
31,124,383	JPMorgan International Equity Fund, Class R6 Shares	561,172,620
29,841,387	JPMorgan International Research Enhanced Equity Fund, Class R6 Shares	558,332,351
25,333,935	JPMorgan Intrepid International Fund, Class R6 Shares	568,240,168

	Total International Equity	2,278,196,454

	U.S. Equity — 35.8%
20,210,666	JPMorgan Growth Advantage Fund, Class R6 Shares (a)	433,114,575
10,407,302	JPMorgan Intrepid America Fund, Class R6 Shares	420,663,165
4,780,021	JPMorgan Mid Cap Equity Fund, Class R6 Shares	245,310,653
982,822	JPMorgan Small Cap Equity Fund, Class R6 Shares	56,502,440
3,036,524	JPMorgan Small Cap Growth Fund, Class R6 Shares (a)	59,121,129
1,843,822	JPMorgan Small Cap Value Fund, Class R6 Shares	55,277,769
34,506,603	JPMorgan U.S. Equity Fund, Class R6 Shares	556,246,432
25,167,985	JPMorgan U.S. Research Enhanced Equity Fund, Class R6 Shares	699,166,633
11,916,748	JPMorgan Value Advantage Fund, Class R6 Shares	416,728,684

	Total U.S. Equity	2,942,131,480

	Total Investment Companies (Cost $6,923,858,806)	8,201,029,971

PRINCIPAL AMOUNT($)
U.S. Treasury Obligation — 0.7%
61,013,000	U.S. Treasury Notes, 1.13%, 01/31/2019 (k) (Cost $60,635,629)	60,526,802

SHARES
Short-Term Investment — 0.7%
	Investment Company — 0.7%
54,181,609	JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 1.54% (b) (l) (Cost $54,181,609)	54,181,609

	Total Investments — 101.3% (Cost $7,038,676,044)	8,315,738,382
	Liabilities in Excess of Other Assets — (1.3)%	(107,648,298)

	NET ASSETS — 100.0%	$8,208,090,084

Percentages indicated are based on net assets.

JPMorgan SmartRetirement 2030 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2018 (Unaudited) (continued)

Futures contracts outstanding as of March 31, 2018:

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Australia 10 Year Bond	852	06/2018	AUD	84,818,523	1,467,200
MSCI Emerging Markets E-Mini Index	1,326	06/2018	USD	78,751,140	(2,592,017)
Russell 2000 E-Mini Index	641	06/2018	USD	49,074,960	(2,230,884)
S&P 500 E-Mini Index	1,573	06/2018	USD	207,871,950	(9,067,946)
TOPIX Index	537	06/2018	JPY	87,211,008	1,886,494
U.S. Treasury 10 Year Note	1,343	06/2018	USD	162,607,922	1,948,592

					(8,588,561)

Short Contracts
EURO STOXX 50 Index	(1,041)	06/2018	EUR	(42,116,555)	558,925
Euro-Bund	(659)	06/2018	EUR	(129,276,454)	(1,740,732)
FTSE 100 Index	(425)	06/2018	GBP	(41,775,536)	684,144
U.S. Treasury 2 Year Note	(1,302)	06/2018	USD	(276,817,406)	(124,730)

					(622,393)

					(9,210,954)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

AUD	—	Australian Dollar
EUR	—	Euro
FTSE	—	Financial Times and the London Stock Exchange
GBP	—	British Pound
JPY	—	Japanese Yen
MSCI	—	Morgan Stanley Capital International
TOPIX	—	Tokyo Stock Price Index
USD	—	United States Dollar

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(k)	—	All or a portion of this security is deposited with the broker as initial margin for futures contracts.
(l)	—	The rate shown is the current yield as of March 31, 2018.

Detailed information about investment portfolios of the underlying funds can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in certified portfolio holdings filed quarterly on Form N-Q, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where

JPMorgan SmartRetirement 2030 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2018 (Unaudited) (continued)

sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date. Certain foreign equity instruments, as well as certain derivatives with equity reference obligations, are valued by applying international fair value factors provided by approved Pricing Services. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated.

Investments in open-end investment companies, including J.P. Morgan Funds (the “Underlying Funds”), are valued at each Underlying Fund’s NAV per share as of the report date.

Futures are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$8,255,211,580	$60,526,802	$—	$8,315,738,382

Appreciation in Other Financial Instruments
Futures Contracts (a)	$3,415,792	$3,129,563	$—	$6,545,355

Depreciation in Other Financial Instruments
Futures Contracts (a)	$(15,756,309)	$—	$—	$(15,756,309)

(a)	All portfolio holdings designated as level 1 and level 2 are disclosed individually on the SOI. Level 2 consists of foreign futures with equity reference obligations and a U.S. Treasury Note held as initial margin for futures contracts. Please refer to the SOI for asset class specifics of portfolio holdings.

There were no transfers among any levels during the period ended March 31, 2018.

JPMorgan SmartRetirement 2035 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2018 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE($)
Investment Companies — 98.5% (b)
	Alternative Assets — 3.7%
18,756,103	JPMorgan Realty Income Fund, Class R6 Shares	231,262,755

	Fixed Income — 24.7%
63,276,995	JPMorgan Core Bond Fund, Class R6 Shares	720,092,205
49,933,257	JPMorgan Core Plus Bond Fund, Class R6 Shares	405,458,049
15,504,851	JPMorgan Emerging Markets Debt Fund, Class R6 Shares	126,674,634
6,690,298	JPMorgan Emerging Markets Strategic Debt Fund, Class R6 Shares	55,395,664
33,341,980	JPMorgan High Yield Fund, Class R6 Shares	241,395,937

	Total Fixed Income	1,549,016,489

	International Equity — 30.8%
15,219,308	JPMorgan Emerging Economies Fund, Class R6 Shares	234,681,722
9,090,827	JPMorgan Emerging Markets Equity Fund, Class R6 Shares	273,815,701
26,499,471	JPMorgan International Equity Fund, Class R6 Shares	477,785,469
25,371,042	JPMorgan International Research Enhanced Equity Fund, Class R6 Shares	474,692,191
21,132,588	JPMorgan Intrepid International Fund, Class R6 Shares	474,003,955

	Total International Equity	1,934,979,038

	U.S. Equity — 39.3%
17,327,174	JPMorgan Growth Advantage Fund, Class R6 Shares (a)	371,321,331
8,653,701	JPMorgan Intrepid America Fund, Class R6 Shares	349,782,579
3,979,864	JPMorgan Mid Cap Equity Fund, Class R6 Shares	204,246,603
841,923	JPMorgan Small Cap Equity Fund, Class R6 Shares	48,402,131
2,601,320	JPMorgan Small Cap Growth Fund, Class R6 Shares (a)	50,647,692
1,579,124	JPMorgan Small Cap Value Fund, Class R6 Shares	47,342,151
29,620,040	JPMorgan U.S. Equity Fund, Class R6 Shares	477,475,051
20,935,436	JPMorgan U.S. Research Enhanced Equity Fund, Class R6 Shares	581,586,406
9,651,418	JPMorgan Value Advantage Fund, Class R6 Shares	337,510,095

	Total U.S. Equity	2,468,314,039

	Total Investment Companies (Cost $5,283,812,840)	6,183,572,321

PRINCIPAL AMOUNT($)
U.S. Treasury Obligation — 0.8%
46,587,000	U.S. Treasury Notes, 1.13%, 01/31/2019 (k) (Cost $46,297,384)	46,215,760

SHARES
Short-Term Investment — 0.9%
	Investment Company — 0.9%
58,551,044	JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 1.54% (b) (l) (Cost $58,551,044)	58,551,044

	Total Investments — 100.2% (Cost $5,388,661,268)	6,288,339,125
	Liabilities in Excess of Other Assets — (0.2)%	(9,664,573)

	NET ASSETS — 100.0%	$6,278,674,552

Percentages indicated are based on net assets.

JPMorgan SmartRetirement 2035 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2018 (Unaudited) (continued)

Futures contracts outstanding as of March 31, 2018:

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Australia 10 Year Bond	1,277	06/2018	AUD	127,128,232	2,188,630
MSCI Emerging Markets E-Mini Index	2,188	06/2018	USD	129,945,320	(3,996,667)
Russell 2000 E-Mini Index	1,271	06/2018	USD	97,307,760	(4,316,317)
S&P 500 E-Mini Index	1,898	06/2018	USD	250,820,700	(12,284,175)
TOPIX Index	811	06/2018	JPY	131,709,734	2,740,345
U.S. Treasury 10 Year Note	2,145	06/2018	USD	259,712,578	3,112,234

					(12,555,950)

Short Contracts
EURO STOXX 50 Index	(1,579)	06/2018	EUR	(63,882,843)	847,774
Euro-Bund	(1,009)	06/2018	EUR	(197,936,178)	(2,665,248)
FTSE 100 Index	(651)	06/2018	GBP	(63,990,292)	1,069,813
U.S. Treasury 2 Year Note	(1,903)	06/2018	USD	(404,595,641)	(182,306)

					(929,967)

					(13,485,917)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

AUD	—	Australian Dollar
EUR	—	Euro
FTSE	—	Financial Times and the London Stock Exchange
GBP	—	British Pound
JPY	—	Japanese Yen
MSCI	—	Morgan Stanley Capital International
TOPIX	—	Tokyo Stock Price Index
USD	—	United States Dollar

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(k)	—	All or a portion of this security is deposited with the broker as initial margin for futures contracts.
(l)	—	The rate shown is the current yield as of March 31, 2018.

Detailed information about investment portfolios of the underlying funds can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in certified portfolio holdings filed quarterly on Form N-Q, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

JPMorgan SmartRetirement 2035 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2018 (Unaudited) (continued)

Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date. Certain foreign equity instruments, as well as certain derivatives with equity reference obligations, are valued by applying international fair value factors provided by approved Pricing Services. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated.

Investments in open-end investment companies, including J.P. Morgan Funds (the “Underlying Funds”), are valued at each Underlying Fund’s NAV per share as of the report date.

Futures are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$6,242,123,365	$46,215,760	$—	$6,288,339,125

Appreciation in Other Financial Instruments
Futures Contracts (a)	$5,300,864	$4,657,932	$—	$9,958,796

Depreciation in Other Financial Instruments
Futures Contracts (a)	$(23,444,713)	$—	$—	$(23,444,713)

(a)	All portfolio holdings designated as level 1 and level 2 are disclosed individually on the SOI. Level 2 consists of foreign futures with equity reference obligations and a U.S. Treasury Note held as initial margin for futures contracts. Please refer to the SOI for asset class specifics of portfolio holdings.

There were no transfers among any levels during the period ended March 31, 2018.

JPMorgan SmartRetirement 2040 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2018 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE($)
Investment Companies — 99.2% (b)
	Alternative Assets — 4.1%
20,894,584	JPMorgan Realty Income Fund, Class R6 Shares	257,630,223

	Fixed Income — 17.8%
40,266,807	JPMorgan Core Bond Fund, Class R6 Shares	458,236,262
32,527,413	JPMorgan Core Plus Bond Fund, Class R6 Shares	264,122,594
14,088,752	JPMorgan Emerging Markets Debt Fund, Class R6 Shares	115,105,100
6,124,911	JPMorgan Emerging Markets Strategic Debt Fund, Class R6 Shares	50,714,266
30,932,953	JPMorgan High Yield Fund, Class R6 Shares	223,954,581

	Total Fixed Income	1,112,132,803

	International Equity — 33.8%
16,061,973	JPMorgan Emerging Economies Fund, Class R6 Shares	247,675,630
9,923,757	JPMorgan Emerging Markets Equity Fund, Class R6 Shares	298,903,548
28,508,567	JPMorgan International Equity Fund, Class R6 Shares	514,009,462
28,049,447	JPMorgan International Research Enhanced Equity Fund, Class R6 Shares	524,805,163
23,197,509	JPMorgan Intrepid International Fund, Class R6 Shares	520,320,126

	Total International Equity	2,105,713,929

	U.S. Equity — 43.5%
18,669,882	JPMorgan Growth Advantage Fund, Class R6 Shares (a)	400,095,561
9,962,062	JPMorgan Intrepid America Fund, Class R6 Shares	402,666,562
4,158,324	JPMorgan Mid Cap Equity Fund, Class R6 Shares	213,405,165
980,279	JPMorgan Small Cap Equity Fund, Class R6 Shares	56,356,230
2,971,232	JPMorgan Small Cap Growth Fund, Class R6 Shares (a)	57,849,893
1,871,289	JPMorgan Small Cap Value Fund, Class R6 Shares	56,101,252
32,177,803	JPMorgan U.S. Equity Fund, Class R6 Shares	518,706,182
22,615,515	JPMorgan U.S. Research Enhanced Equity Fund, Class R6 Shares	628,259,009
10,810,422	JPMorgan Value Advantage Fund, Class R6 Shares	378,040,465

	Total U.S. Equity	2,711,480,319

	Total Investment Companies (Cost $5,064,645,161)	6,186,957,274

PRINCIPAL AMOUNT($)
U.S. Treasury Obligation — 0.8%
47,592,000	U.S. Treasury Notes, 1.13%, 01/31/2019 (k) (Cost $47,295,857)	47,212,751

SHARES
Short-Term Investment — 0.7%
	Investment Company — 0.7%
43,803,241	JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 1.54% (b) (l) (Cost $43,803,241)	43,803,241

	Total Investments — 100.7% (Cost $5,155,744,259)	6,277,973,266
	Liabilities in Excess of Other Assets — (0.7)%	(42,699,375)

	NET ASSETS — 100.0%	$6,235,273,891

Percentages indicated are based on net assets.

JPMorgan SmartRetirement 2040 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2018 (Unaudited) (continued)

Futures contracts outstanding as of March 31, 2018:

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Australia 10 Year Bond	1,294	06/2018	AUD	128,820,620	2,217,766
MSCI Emerging Markets E-Mini Index	2,184	06/2018	USD	129,707,760	(3,981,975)
Russell 2000 E-Mini Index	1,162	06/2018	USD	88,962,720	(3,937,274)
S&P 500 E-Mini Index	1,910	06/2018	USD	252,406,500	(12,310,900)
TOPIX Index	815	06/2018	JPY	132,359,351	2,787,605
U.S. Treasury 10 Year Note	2,130	06/2018	USD	257,896,406	3,090,470

					(12,134,308)

Short Contracts
EURO STOXX 50 Index	(1,587)	06/2018	EUR	(64,206,505)	852,071
Euro-Bund	(1,022)	06/2018	EUR	(200,486,397)	(2,699,587)
FTSE 100 Index	(657)	06/2018	GBP	(64,580,064)	1,079,608
U.S. Treasury 2 Year Note	(1,901)	06/2018	USD	(404,170,422)	(182,114)

					(950,022)

					(13,084,330)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

AUD	—	Australian Dollar
EUR	—	Euro
FTSE	—	Financial Times and the London Stock Exchange
GBP	—	British Pound
JPY	—	Japanese Yen
MSCI	—	Morgan Stanley Capital International
TOPIX	—	Tokyo Stock Price Index
USD	—	United States Dollar

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(k)	—	All or a portion of this security is deposited with the broker as initial margin for futures contracts.
(l)	—	The rate shown is the current yield as of March 31, 2018.

Detailed information about investment portfolios of the underlying funds can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in certified portfolio holdings filed quarterly on Form N-Q, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

JPMorgan SmartRetirement 2040 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2018 (Unaudited) (continued)

Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date. Certain foreign equity instruments, as well as certain derivatives with equity reference obligations, are valued by applying international fair value factors provided by approved Pricing Services. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated.

Investments in open-end investment companies, including J.P. Morgan Funds (the “Underlying Funds”), are valued at each Underlying Fund’s NAV per share as of the report date.

Futures are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$6,230,760,515	$47,212,751	$—	$6,277,973,266

Appreciation in Other Financial Instruments
Futures Contracts (a)	$5,308,236	$4,719,284	$—	$10,027,520

Depreciation in Other Financial Instruments
Futures Contracts (a)	$(23,111,850)	$—	$—	$(23,111,850)

(a)	All portfolio holdings designated as level 1 and level 2 are disclosed individually on the SOI. Level 2 consists of foreign futures with equity reference obligations and a U.S. Treasury Note held as initial margin for futures contracts. Please refer to the SOI for asset class specifics of portfolio holdings.

There were no transfers among any levels during the period ended March 31, 2018.

JPMorgan SmartRetirement 2045 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2018 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE($)
Investment Companies — 98.7% (b)
	Alternative Assets — 4.1%
13,989,801	JPMorgan Realty Income Fund, Class R6 Shares	172,494,240

	Fixed Income — 15.1%
20,706,450	JPMorgan Core Bond Fund, Class R6 Shares	235,639,396
17,056,319	JPMorgan Core Plus Bond Fund, Class R6 Shares	138,497,309
9,502,977	JPMorgan Emerging Markets Debt Fund, Class R6 Shares	77,639,326
3,675,680	JPMorgan Emerging Markets Strategic Debt Fund, Class R6 Shares	30,434,628
20,493,684	JPMorgan High Yield Fund, Class R6 Shares	148,374,275

	Total Fixed Income	630,584,934

	International Equity — 34.9%
11,030,212	JPMorgan Emerging Economies Fund, Class R6 Shares	170,085,865
7,012,609	JPMorgan Emerging Markets Equity Fund, Class R6 Shares	211,219,786
20,159,975	JPMorgan International Equity Fund, Class R6 Shares	363,484,350
19,276,894	JPMorgan International Research Enhanced Equity Fund, Class R6 Shares	360,670,687
15,919,929	JPMorgan Intrepid International Fund, Class R6 Shares	357,084,010

	Total International Equity	1,462,544,698

	U.S. Equity — 44.6%
13,097,998	JPMorgan Growth Advantage Fund, Class R6 Shares (a)	280,690,107
6,887,736	JPMorgan Intrepid America Fund, Class R6 Shares	278,402,290
2,801,004	JPMorgan Mid Cap Equity Fund, Class R6 Shares	143,747,548
687,914	JPMorgan Small Cap Equity Fund, Class R6 Shares	39,548,149
2,125,057	JPMorgan Small Cap Growth Fund, Class R6 Shares (a)	41,374,854
1,290,139	JPMorgan Small Cap Value Fund, Class R6 Shares	38,678,368
22,034,737	JPMorgan U.S. Equity Fund, Class R6 Shares	355,199,967
15,727,830	JPMorgan U.S. Research Enhanced Equity Fund, Class R6 Shares	436,919,114
7,299,292	JPMorgan Value Advantage Fund, Class R6 Shares	255,256,230

	Total U.S. Equity	1,869,816,627

	Total Investment Companies (Cost $3,518,126,967)	4,135,440,499

PRINCIPAL AMOUNT($)
U.S. Treasury Obligation — 0.8%
31,068,000	U.S. Treasury Notes, 1.13%, 01/31/2019 (k) (Cost $30,875,384)	30,820,427

SHARES
Short-Term Investment — 0.9%
	Investment Company — 0.9%
39,464,611	JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 1.54% (b) (l) (Cost $39,464,611)	39,464,611

	Total Investments — 100.4% (Cost $3,588,466,962)	4,205,725,537
	Liabilities in Excess of Other Assets — (0.4)%	(15,169,650)

	NET ASSETS — 100.0%	$4,190,555,887

Percentages indicated are based on net assets.

JPMorgan SmartRetirement 2045 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2018 (Unaudited) (continued)

Futures contracts outstanding as of March 31, 2018:

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Australia 10 Year Bond	850	06/2018	AUD	84,619,418	1,456,812
MSCI Emerging Markets E-Mini Index	1,451	06/2018	USD	86,174,890	(2,658,314)
Russell 2000 E-Mini Index	779	06/2018	USD	59,640,240	(2,641,796)
S&P 500 E-Mini Index	1,284	06/2018	USD	169,680,600	(8,095,364)
TOPIX Index	542	06/2018	JPY	88,023,028	1,819,798
U.S. Treasury 10 Year Note	1,393	06/2018	USD	168,661,828	2,021,139

					(8,097,725)

Short Contracts
EURO STOXX 50 Index	(1,055)	06/2018	EUR	(42,682,963)	566,436
Euro-Bund	(672)	06/2018	EUR	(131,826,672)	(1,775,071)
FTSE 100 Index	(437)	06/2018	GBP	(42,955,080)	718,343
U.S. Treasury 2 Year Note	(1,269)	06/2018	USD	(269,801,297)	(117,694)

					(607,986)

					(8,705,711)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

AUD	—	Australian Dollar
EUR	—	Euro
FTSE	—	Financial Times and the London Stock Exchange
GBP	—	British Pound
JPY	—	Japanese Yen
MSCI	—	Morgan Stanley Capital International
TOPIX	—	Tokyo Stock Price Index
USD	—	United States Dollar

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(k)	—	All or a portion of this security is deposited with the broker as initial margin for futures contracts.
(l)	—	The rate shown is the current yield as of March 31, 2018.

Detailed information about investment portfolios of the underlying funds can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in certified portfolio holdings filed quarterly on Form N-Q, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where

JPMorgan SmartRetirement 2045 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2018 (Unaudited) (continued)

sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date. Certain foreign equity instruments, as well as certain derivatives with equity reference obligations, are valued by applying international fair value factors provided by approved Pricing Services. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated.

Investments in open-end investment companies, including J.P. Morgan Funds (the “Underlying Funds”), are valued at each Underlying Fund’s NAV per share as of the report date.

Futures are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$4,174,905,110	$30,820,427	$—	$4,205,725,537

Appreciation in Other Financial Instruments
Futures Contracts (a)	$3,477,951	$3,104,577	$—	$6,582,528

Depreciation in Other Financial Instruments
Futures Contracts (a)	$(15,288,239)	$—	$—	$(15,288,239)

(a)	All portfolio holdings designated as level 1 and level 2 are disclosed individually on the SOI. Level 2 consists of foreign futures with equity reference obligations and a U.S. Treasury Note held as initial margin for futures contracts. Please refer to the SOI for asset class specifics of portfolio holdings.

There were no transfers among any levels during the period ended March 31, 2018.

JPMorgan SmartRetirement 2050 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2018 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE($)
Investment Companies — 98.4% (b)
	Alternative Assets — 4.2%
12,207,117	JPMorgan Realty Income Fund, Class R6 Shares	150,513,750

	Fixed Income — 15.1%
17,739,497	JPMorgan Core Bond Fund, Class R6 Shares	201,875,477
14,611,368	JPMorgan Core Plus Bond Fund, Class R6 Shares	118,644,305
7,656,606	JPMorgan Emerging Markets Debt Fund, Class R6 Shares	62,554,474
3,207,626	JPMorgan Emerging Markets Strategic Debt Fund, Class R6 Shares	26,559,141
18,037,866	JPMorgan High Yield Fund, Class R6 Shares	130,594,150

	Total Fixed Income	540,227,547

	International Equity — 34.6%
9,277,800	JPMorgan Emerging Economies Fund, Class R6 Shares	143,063,674
5,721,202	JPMorgan Emerging Markets Equity Fund, Class R6 Shares	172,322,602
16,968,942	JPMorgan International Equity Fund, Class R6 Shares	305,950,033
16,557,908	JPMorgan International Research Enhanced Equity Fund, Class R6 Shares	309,798,457
13,788,870	JPMorgan Intrepid International Fund, Class R6 Shares	309,284,353

	Total International Equity	1,240,419,119

	U.S. Equity — 44.5%
10,830,715	JPMorgan Growth Advantage Fund, Class R6 Shares (a)	232,102,221
5,797,777	JPMorgan Intrepid America Fund, Class R6 Shares	234,346,157
2,358,021	JPMorgan Mid Cap Equity Fund, Class R6 Shares	121,013,627
540,542	JPMorgan Small Cap Equity Fund, Class R6 Shares	31,075,782
1,789,001	JPMorgan Small Cap Growth Fund, Class R6 Shares (a)	34,831,849
1,163,026	JPMorgan Small Cap Value Fund, Class R6 Shares	34,867,532
18,547,511	JPMorgan U.S. Equity Fund, Class R6 Shares	298,985,871
13,769,428	JPMorgan U.S. Research Enhanced Equity Fund, Class R6 Shares	382,514,696
6,406,753	JPMorgan Value Advantage Fund, Class R6 Shares	224,044,158

	Total U.S. Equity	1,593,781,893

	Total Investment Companies (Cost $3,000,080,814)	3,524,942,309

PRINCIPAL AMOUNT($)
U.S. Treasury Obligation — 0.7%
27,327,000	U.S. Treasury Notes, 1.13%, 01/31/2019 (k) (Cost $27,155,844)	27,109,238

SHARES
Short-Term Investment — 1.7%
	Investment Company — 1.7%
60,403,759	JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 1.54% (b) (l) (Cost $60,403,759)	60,403,759

	Total Investments — 100.8% (Cost $3,087,640,417)	3,612,455,306
	Liabilities in Excess of Other Assets — (0.8)%	(29,759,489)

	NET ASSETS — 100.0%	$3,582,695,817

Percentages indicated are based on net assets.

JPMorgan SmartRetirement 2050 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2018 (Unaudited) (continued)

Futures contracts outstanding as of March 31, 2018:

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Australia 10 Year Bond	713	06/2018	AUD	70,980,759	1,221,997
MSCI Emerging Markets E-Mini Index	1,456	06/2018	USD	86,471,840	(2,427,056)
Russell 2000 E-Mini Index	776	06/2018	USD	59,410,560	(2,632,152)
S&P 500 E-Mini Index	1,075	06/2018	USD	142,061,250	(6,987,482)
TOPIX Index	462	06/2018	JPY	75,030,699	1,598,276
U.S. Treasury 10 Year Note	1,194	06/2018	USD	144,567,281	1,732,404

					(7,494,013)

Short Contracts
EURO STOXX 50 Index	(900)	06/2018	EUR	(36,412,007)	483,216
Euro-Bund	(563)	06/2018	EUR	(110,444,072)	(1,487,150)
FTSE 100 Index	(373)	06/2018	GBP	(36,664,176)	613,368
U.S. Treasury 2 Year Note	(1,087)	06/2018	USD	(231,106,390)	(99,758)

					(490,324)

					(7,984,337)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

AUD	—	Australian Dollar
EUR	—	Euro
FTSE	—	Financial Times and the London Stock Exchange
GBP	—	British Pound
JPY	—	Japanese Yen
MSCI	—	Morgan Stanley Capital International
TOPIX	—	Tokyo Stock Price Index
USD	—	United States Dollar

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(k)	—	All or a portion of this security is deposited with the broker as initial margin for futures contracts.
(l)	—	The rate shown is the current yield as of March 31, 2018.

Detailed information about investment portfolios of the underlying funds can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in certified portfolio holdings filed quarterly on Form N-Q, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

JPMorgan SmartRetirement 2050 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2018 (Unaudited) (continued)

Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date. Certain foreign equity instruments, as well as certain derivatives with equity reference obligations, are valued by applying international fair value factors provided by approved Pricing Services. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated. Investments in open-end investment companies excluding exchange traded funds (“ETFs”) (the “Underlying Funds”), are valued at each Underlying Fund’s NAV per share as of the report date.

Futures are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$3,585,346,068	$27,109,238	$—	$3,612,455,306

Appreciation in Other Financial Instruments
Futures Contracts (a)	$2,954,401	$2,694,860	$—	$5,649,261

Depreciation in Other Financial Instruments
Futures Contracts (a)	$(13,633,598)	$—	$—	$(13,633,598)

(a)	All portfolio holdings designated as level 1 and level 2 are disclosed individually on the SOI. Level 2 consists of foreign futures with equity reference obligations and a U.S. Treasury Note held as initial margin for futures contracts. Please refer to the SOI for asset class specifics of portfolio holdings.

There were no transfers among any levels during the period ended March 31, 2018.

JPMorgan SmartRetirement 2055 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2018 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE($)
Investment Companies — 97.9% (b)
	Alternative Assets — 4.2%
4,516,178	JPMorgan Realty Income Fund, Class R6 Shares	55,684,475

	Fixed Income — 15.0%
6,557,732	JPMorgan Core Bond Fund, Class R6 Shares	74,626,986
5,401,270	JPMorgan Core Plus Bond Fund, Class R6 Shares	43,858,316
2,971,892	JPMorgan Emerging Markets Debt Fund, Class R6 Shares	24,280,360
1,141,552	JPMorgan Emerging Markets Strategic Debt Fund, Class R6 Shares	9,452,049
6,477,415	JPMorgan High Yield Fund, Class R6 Shares	46,896,486

	Total Fixed Income	199,114,197

	International Equity — 34.3%
3,309,098	JPMorgan Emerging Economies Fund, Class R6 Shares	51,026,285
2,100,997	JPMorgan Emerging Markets Equity Fund, Class R6 Shares	63,282,044
6,352,756	JPMorgan International Equity Fund, Class R6 Shares	114,540,184
6,117,874	JPMorgan International Research Enhanced Equity Fund, Class R6 Shares	114,465,414
5,026,205	JPMorgan Intrepid International Fund, Class R6 Shares	112,737,785

	Total International Equity	456,051,712

	U.S. Equity — 44.4%
4,132,090	JPMorgan Growth Advantage Fund, Class R6 Shares (a)	88,550,684
2,121,238	JPMorgan Intrepid America Fund, Class R6 Shares	85,740,432
877,315	JPMorgan Mid Cap Equity Fund, Class R6 Shares	45,023,807
206,101	JPMorgan Small Cap Equity Fund, Class R6 Shares	11,848,725
636,557	JPMorgan Small Cap Growth Fund, Class R6 Shares (a)	12,393,772
452,659	JPMorgan Small Cap Value Fund, Class R6 Shares	13,570,719
6,840,893	JPMorgan U.S. Equity Fund, Class R6 Shares	110,275,194
5,120,250	JPMorgan U.S. Research Enhanced Equity Fund, Class R6 Shares	142,240,548
2,335,770	JPMorgan Value Advantage Fund, Class R6 Shares	81,681,861

	Total U.S. Equity	591,325,742

	Total Investment Companies (Cost $1,163,146,900)	1,302,176,126

PRINCIPAL AMOUNT($)
U.S. Treasury Obligation — 0.7%
9,985,000	U.S. Treasury Notes, 1.13%, 01/31/2019 (k) (Cost $9,922,427)	9,905,432

SHARES
Short-Term Investment — 2.2%
	Investment Company — 2.2%
29,424,650	JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 1.54% (b) (l) (Cost $29,424,650)	29,424,650

	Total Investments — 100.8% (Cost $1,202,493,977)	1,341,506,208
	Liabilities in Excess of Other Assets — (0.8)%	(10,987,789)

	NET ASSETS — 100.0%	$1,330,518,419

Percentages indicated are based on net assets.

JPMorgan SmartRetirement 2055 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2018 (Unaudited) (continued)

Futures contracts outstanding as of March 31, 2018:

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Australia 10 Year Bond	258	06/2018	AUD	25,684,482	442,181
MSCI Emerging Markets E-Mini Index	554	06/2018	USD	32,902,060	(978,244)
Russell 2000 E-Mini Index	258	06/2018	USD	19,752,480	(876,894)
S&P 500 E-Mini Index	409	06/2018	USD	54,049,350	(2,756,640)
TOPIX Index	169	06/2018	JPY	27,446,295	567,623
U.S. Treasury 10 Year Note	429	06/2018	USD	51,942,516	622,447

					(2,979,527)

Short Contracts
EURO STOXX 50 Index	(328)	06/2018	EUR	(13,270,154)	176,107
Euro-Bund	(202)	06/2018	EUR	(39,626,470)	(533,578)
FTSE 100 Index	(136)	06/2018	GBP	(13,368,171)	223,884
U.S. Treasury 2 Year Note	(402)	06/2018	USD	(85,468,969)	(38,511)

					(172,098)

					(3,151,625)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

AUD	—	Australian Dollar
EUR	—	Euro
FTSE	—	Financial Times and the London Stock Exchange
GBP	—	British Pound
JPY	—	Japanese Yen
MSCI	—	Morgan Stanley Capital International
TOPIX	—	Tokyo Stock Price Index
USD	—	United States Dollar

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(k)	—	All or a portion of this security is deposited with the broker as initial margin for futures contracts.
(l)	—	The rate shown is the current yield as of March 31, 2018.

Detailed information about investment portfolios of the underlying funds can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in certified portfolio holdings filed quarterly on Form N-Q, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

JPMorgan SmartRetirement 2055 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2018 (Unaudited) (continued)

Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date. Certain foreign equity instruments, as well as certain derivatives with equity reference obligations, are valued by applying international fair value factors provided by approved Pricing Services. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated. Investments in open-end investment companies excluding exchange traded funds (“ETFs”) (the “Underlying Funds”), are valued at each Underlying Fund’s NAV per share as of the report date.

Futures are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$1,331,600,776	$9,905,432	$—	$1,341,506,208

Appreciation in Other Financial Instruments
Futures Contracts (a)	$1,064,628	$967,614	$—	$2,032,242

Depreciation in Other Financial Instruments
Futures Contracts (a)	$(5,183,867)	$—	$—	$(5,183,867)

(a)	All portfolio holdings designated as level 1 and level 2 are disclosed individually on the SOI. Level 2 consists of Foreign Futures with equity reference obligations and a U.S. Treasury Note held as initial margin for futures contracts. Please refer to the SOI for asset class specifics of portfolio holdings.

There were no transfers among any levels during the period ended March 31, 2018.

JPMorgan SmartRetirement 2060 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2018 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE($)
Investment Companies — 97.0% (b)
	Alternative Assets — 3.9%
152,070	JPMorgan Realty Income Fund, Class R6 Shares	1,875,018

	Fixed Income — 14.7%
240,610	JPMorgan Core Bond Fund, Class R6 Shares	2,738,136
196,474	JPMorgan Core Plus Bond Fund, Class R6 Shares	1,595,372
105,025	JPMorgan Emerging Markets Debt Fund, Class R6 Shares	858,056
39,344	JPMorgan Emerging Markets Strategic Debt Fund, Class R6 Shares	325,771
226,301	JPMorgan High Yield Fund, Class R6 Shares	1,638,418

	Total Fixed Income	7,155,753

	International Equity — 34.2%
121,363	JPMorgan Emerging Economies Fund, Class R6 Shares	1,871,416
75,554	JPMorgan Emerging Markets Equity Fund, Class R6 Shares	2,275,693
228,532	JPMorgan International Equity Fund, Class R6 Shares	4,120,438
224,370	JPMorgan International Research Enhanced Equity Fund, Class R6 Shares	4,197,956
185,992	JPMorgan Intrepid International Fund, Class R6 Shares	4,171,806

	Total International Equity	16,637,309

	U.S. Equity — 44.2%
152,436	JPMorgan Growth Advantage Fund, Class R6 Shares (a)	3,266,695
76,531	JPMorgan Intrepid America Fund, Class R6 Shares	3,093,372
30,709	JPMorgan Mid Cap Equity Fund, Class R6 Shares	1,575,975
8,138	JPMorgan Small Cap Equity Fund, Class R6 Shares	467,881
22,986	JPMorgan Small Cap Growth Fund, Class R6 Shares (a)	447,541
14,075	JPMorgan Small Cap Value Fund, Class R6 Shares	421,966
248,599	JPMorgan U.S. Equity Fund, Class R6 Shares	4,007,415
187,759	JPMorgan U.S. Research Enhanced Equity Fund, Class R6 Shares	5,215,934
85,856	JPMorgan Value Advantage Fund, Class R6 Shares	3,002,393

	Total U.S. Equity	21,499,172

	Total Investment Companies (Cost $46,270,976)	47,167,252

PRINCIPAL AMOUNT($)
U.S. Treasury Obligation — 0.9%
475,000	U.S. Treasury Notes, 1.13%, 01/31/2019 (k) (Cost $471,587)	471,215

SHARES
Short-Term Investment — 2.6%
	Investment Company — 2.6%
1,242,644	JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 1.54% (b) (l) (Cost $1,242,644)	1,242,644

	Total Investments — 100.5% (Cost $47,985,207)	48,881,111
	Liabilities in Excess of Other Assets — (0.5)%	(261,389)

	NET ASSETS — 100.0%	$48,619,722

Percentages indicated are based on net assets.

JPMorgan SmartRetirement 2060 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2018 (Unaudited) (continued)

Futures contracts outstanding as of March 31, 2018:

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Australia 10 Year Bond	9	06/2018	AUD	895,970	15,431
MSCI Emerging Markets E-Mini Index	21	06/2018	USD	1,247,190	(37,630)
Russell 2000 E-Mini Index	10	06/2018	USD	765,600	(34,045)
S&P 500 E-Mini Index	15	06/2018	USD	1,982,250	(98,025)
TOPIX Index	6	06/2018	JPY	974,425	20,131
U.S. Treasury 10 Year Note	15	06/2018	USD	1,816,172	21,764

					(112,374)

Short Contracts
EURO STOXX 50 Index	(11)	06/2018	EUR	(445,036)	5,904
Euro-Bund	(7)	06/2018	EUR	(1,373,194)	(18,490)
FTSE 100 Index	(5)	06/2018	GBP	(491,477)	8,247
U.S. Treasury 2 Year Note	(14)	06/2018	USD	(2,976,531)	(1,419)

					(5,758)

					(118,132)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

AUD	—	Australian Dollar
EUR	—	Euro
FTSE	—	Financial Times and the London Stock Exchange
GBP	—	British Pound
JPY	—	Japanese Yen
MSCI	—	Morgan Stanley Capital International
TOPIX	—	Tokyo Stock Price Index
USD	—	United States Dollar

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(k)	—	All or a portion of this security is deposited with the broker as initial margin for futures contracts.
(l)	—	The rate shown is the current yield as of March 31, 2018.

Detailed information about investment portfolios of the underlying funds can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in certified portfolio holdings filed quarterly on Form N-Q, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

JPMorgan SmartRetirement 2060 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2018 (Unaudited) (continued)

Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies, including J.P. Morgan Funds (the “Underlying Funds”), are valued at each Underlying Fund’s NAV per share as of the report date.

Futures are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$48,409,896	$471,215	$—	$48,881,111

Appreciation in Other Financial Instruments
Futures Contracts (a)	$37,195	$34,282	$—	$71,477

Depreciation in Other Financial Instruments
Futures Contracts (a)	$(189,609)	$—	$—	$(189,609)

(a)	All portfolio holdings designated as level 1 and level 2 are disclosed individually on the SOI. Level 2 consists of foreign futures with equity reference obligations and a U.S. Treasury Note held as initial margin for futures contracts. Please refer to the SOI for asset class specifics of portfolio holdings.

There were no transfers among any levels during the period ended March 31, 2018.

JPMorgan SmartRetirement Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2018 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE($)
Exchange Traded Fund — 2.5%
	Fixed Income — 2.5%
896,327	iShares TIPS Bond ETF (Cost $99,943,684)	101,329,767

Investment Companies — 93.7% (b)
	Alternative Assets — 3.2%
7,040,525	JPMorgan Commodities Strategy Fund, Class R6 Shares	64,843,235
5,364,611	JPMorgan Realty Income Fund, Class R6 Shares	66,145,652

	Total Alternative Assets	130,988,887

	Fixed Income — 55.5%
85,787,165	JPMorgan Core Bond Fund, Class R6 Shares	976,257,935
65,476,187	JPMorgan Core Plus Bond Fund, Class R6 Shares	531,666,642
10,466,406	JPMorgan Emerging Markets Debt Fund, Class R6 Shares	85,510,537
8,805,838	JPMorgan Emerging Markets Strategic Debt Fund, Class R6 Shares	72,912,335
11,078,742	JPMorgan Floating Rate Income Fund, Class R6 Shares	104,140,177
37,846,374	JPMorgan High Yield Fund, Class R6 Shares	274,007,751
19,904,456	JPMorgan Inflation Managed Bond Fund, Class R6 Shares	202,428,322

	Total Fixed Income	2,246,923,699

	International Equity — 14.9%
4,803,856	JPMorgan Emerging Economies Fund, Class R6 Shares	74,075,461
2,850,221	JPMorgan Emerging Markets Equity Fund, Class R6 Shares	85,848,652
8,135,331	JPMorgan International Equity Fund, Class R6 Shares	146,680,018
7,921,174	JPMorgan International Research Enhanced Equity Fund, Class R6 Shares	148,205,172
6,630,347	JPMorgan Intrepid International Fund, Class R6 Shares	148,718,694

	Total International Equity	603,527,997

	U.S. Equity — 20.1%
5,220,066	JPMorgan Growth Advantage Fund, Class R6 Shares (a)	111,866,019
2,173,643	JPMorgan Intrepid America Fund, Class R6 Shares	87,858,666
1,283,801	JPMorgan Mid Cap Equity Fund, Class R6 Shares	65,884,690
331,535	JPMorgan Small Cap Equity Fund, Class R6 Shares	19,059,951
809,691	JPMorgan Small Cap Growth Fund, Class R6 Shares (a)	15,764,677
393,043	JPMorgan Small Cap Value Fund, Class R6 Shares	11,783,443
9,935,789	JPMorgan U.S. Equity Fund, Class R6 Shares	160,164,924
8,537,186	JPMorgan U.S. Research Enhanced Equity Fund, Class R6 Shares	237,163,029
2,935,998	JPMorgan Value Advantage Fund, Class R6 Shares	102,671,867

	Total U.S. Equity	812,217,266

	Total Investment Companies (Cost $3,329,684,189)	3,793,657,849

PRINCIPAL AMOUNT($)
U.S. Treasury Obligation — 0.3%
13,580,000	U.S. Treasury Notes, 1.13%, 01/31/2019 (k) (Cost $13,496,011)	13,471,785

SHARES
Short-Term Investment — 1.9%
	Investment Company — 1.9%
77,382,683	JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 1.54% (b) (l) (Cost $77,382,683)	77,382,683

	Total Investments — 98.4% (Cost $3,520,506,567)	3,985,842,084
	Other Assets in Excess of Liabilities — 1.6%	63,998,465

	NET ASSETS — 100.0%	$4,049,840,549

Percentages indicated are based on net assets.

JPMorgan SmartRetirement Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2018 (Unaudited) (continued)

Futures contracts outstanding as of March 31, 2018:

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Australia 10 Year Bond	449	06/2018	AUD	44,698,963	769,542
MSCI Emerging Markets E-Mini Index	692	06/2018	USD	41,097,880	(1,246,397)
Russell 2000 E-Mini Index	379	06/2018	USD	29,016,240	(1,284,423)
S&P 500 E-Mini Index	233	06/2018	USD	30,790,950	(1,700,208)
TOPIX Index	266	06/2018	JPY	43,199,494	911,260
U.S. Treasury 10 Year Note	749	06/2018	USD	90,687,516	180,524

					(2,369,702)

Short Contracts
EURO STOXX 50 Index	(518)	06/2018	EUR	(20,957,133)	278,124
Euro-Bund	(355)	06/2018	EUR	(69,640,578)	(937,724)
FTSE 100 Index	(213)	06/2018	GBP	(20,936,916)	349,338
U.S. Treasury 2 Year Note	(618)	06/2018	USD	(131,392,594)	(59,204)

					(369,466)

					(2,739,168)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

AUD	—	Australian Dollar
ETF	—	Exchange Traded Fund
EUR	—	Euro
FTSE	—	Financial Times and the London Stock Exchange
GBP	—	British Pound
JPY	—	Japanese Yen
MSCI	—	Morgan Stanley Capital International
TIPS	—	Treasury Inflation Protected Security
TOPIX	—	Tokyo Stock Price Index
USD	—	United States Dollar
(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(k)	—	All or a portion of this security is deposited with the broker as initial margin for futures contracts.
(l)	—	The rate shown is the current yield as of March 31, 2018.

Detailed information about investment portfolios of the underlying funds can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in certified portfolio holdings filed quarterly on Form N-Q, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

JPMorgan SmartRetirement Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2018 (Unaudited) (continued)

Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date. Certain foreign equity instruments, as well as certain derivatives with equity reference obligations, are valued by applying an international fair value factor provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated.

Investments in open-end investment companies excluding exchange traded funds (“ETFs”) (the “Underlying Funds”), are valued at each Underlying Fund’s NAV per share as of the report date.

Futures are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$3,972,370,299	$13,471,785	$—	$3,985,842,084

Appreciation in Other Financial Instruments
Futures Contracts (a)	$950,066	$1,538,722	$—	$2,488,788

Depreciation in Other Financial Instruments
Futures Contracts (a)	$(5,227,956)	$—	$—	$(5,227,956)

(a)	All portfolio holdings designated as level 1 and level 2 are disclosed individually on the SOI. Level 2 consists of foreign futures with equity reference obligations and a U.S. Treasury Note held as initial margin for futures contracts. Please refer to the SOI for asset class specifics of portfolio holdings.

There were no transfers among any levels during the period ended March 31, 2018.

JPMorgan SmartRetirement Blend 2020 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2018 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE($)
Exchange Traded Funds — 29.4%
	Alternative Assets — 1.4%
259,059	Schwab U.S. REIT ETF	9,909,007

	Fixed Income — 5.3%
32,649	iShares Core U.S. Aggregate Bond ETF	3,501,605
295,319	iShares TIPS Bond ETF	33,385,813

	Total Fixed Income	36,887,418

	International Equity — 18.2%
1,455,360	iShares Core MSCI EAFE ETF	95,879,117
546,582	iShares Core MSCI Emerging Markets ETF	31,920,389

	Total International Equity	127,799,506

	U.S. Equity — 4.5%
82,840	iShares Russell 2000 ETF	12,577,597
93,453	iShares Russell Mid-Cap ETF	19,292,437

	Total U.S. Equity	31,870,034

	Total Exchange Traded Funds (Cost $192,242,396)	206,465,965

Investment Companies — 68.2% (b)
	Alternative Assets — 1.7%
668,893	JPMorgan Commodities Strategy Fund, Class R6 Shares	6,160,502
482,250	JPMorgan Realty Income Fund, Class R6 Shares	5,946,143

	Total Alternative Assets	12,106,645

	Fixed Income — 46.4%
14,215,404	JPMorgan Core Bond Fund, Class R6 Shares	161,771,293
10,423,521	JPMorgan Core Plus Bond Fund, Class R6 Shares	84,638,989
1,751,870	JPMorgan Emerging Markets Debt Fund, Class R6 Shares	14,312,779
1,305,121	JPMorgan Emerging Markets Strategic Debt Fund, Class R6 Shares	10,806,404
1,175,533	JPMorgan Floating Rate Income Fund, Class R6 Shares	11,050,005
6,021,733	JPMorgan High Yield Fund, Class R6 Shares	43,597,349

	Total Fixed Income	326,176,819

	U.S. Equity — 20.1%
3,494,895	JPMorgan Equity Index Fund, Class R6 Shares	141,508,306

	Total Investment Companies (Cost $487,652,697)	479,791,770

PRINCIPAL AMOUNT($)
U.S. Treasury Obligation — 0.3%
2,200,000	U.S. Treasury Notes, 1.13%, 01/31/2019 (k) (Cost $2,185,844)	2,182,469

SHARES
Short-Term Investment — 2.5%
	Investment Company — 2.5%
17,772,246	JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 1.54% (b) (l) (Cost $17,772,246)	17,772,246

	Total Investments — 100.4% (Cost $699,853,183)	706,212,450
	Liabilities in Excess of Other Assets — (0.4)%	(2,547,621)

	NET ASSETS — 100.0%	$703,664,829

Percentages indicated are based on net assets.

JPMorgan SmartRetirement Blend 2020 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2018 (Unaudited) (continued)

Futures contracts outstanding as of March 31, 2018:

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Australia 10 Year Bond	69	06/2018	AUD	6,869,106	118,138
MSCI Emerging Markets E-Mini Index	142	06/2018	USD	8,433,380	(275,005)
Russell 2000 E-Mini Index	69	06/2018	USD	5,282,640	(233,400)
S&P 500 E-Mini Index	61	06/2018	USD	8,061,150	(461,179)
TOPIX Index	44	06/2018	JPY	7,145,781	135,080
U.S. Treasury 10 Year Note	123	06/2018	USD	14,892,609	159,198

					(557,168)

Short Contracts
EURO STOXX 50 Index	(67)	06/2018	EUR	(2,710,671)	35,974
Euro-Bund	(54)	06/2018	EUR	(10,593,215)	(141,926)
FTSE 100 Index	(28)	06/2018	GBP	(2,752,271)	46,129
U.S. Treasury 2 Year Note	(107)	06/2018	USD	(22,749,203)	(8,282)

					(68,105)

					(625,273)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

AUD	—	Australian Dollar
EAFE	—	Europe, Australasia and Far East
ETF	—	Exchange Traded Fund
EUR	—	Euro
FTSE	—	Financial Times and the London Stock Exchange
GBP	—	British Pound
JPY	—	Japanese Yen
MSCI	—	Morgan Stanley Capital International
REIT	—	Real Estate Investment Trust
TIPS	—	Treasury Inflation Protected Security
TOPIX	—	Tokyo Stock Price Index
USD	—	United States Dollar

(b)	—	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(k)	—	All or a portion of this security is deposited with the broker as initial margin for futures contracts.
(l)	—	The rate shown is the current yield as of March 31, 2018.

JPMorgan SmartRetirement Blend 2020 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2018 (Unaudited) (continued)

Detailed information about investment portfolios of the underlying funds can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in certified portfolio holdings filed quarterly on Form N-Q, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date. Certain foreign equity instruments, as well as certain derivatives with equity reference obligations, are valued by applying international fair value factors provided by approved Pricing Services. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated.

Investments in open-end investment companies excluding exchange traded funds (“ETFs”) (the “Underlying Funds”), are valued at each Underlying Fund’s NAV per share as of the report date.

Futures are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$704,029,981	$2,182,469	$—	$706,212,450

Appreciation in Other Financial Instruments
Futures Contracts (a)	$277,336	$217,183	$—	$494,519

Depreciation in Other Financial Instruments
Futures Contracts (a)	$(1,119,792)	$—	$—	$(1,119,792)

(a)	All portfolio holdings designated as level 1 and level 2 are disclosed individually on the SOI. Level 2 consists of foreign futures with equity reference obligations and a U.S. Treasury Note held as initial margin for futures contracts. Please refer to the SOI for asset class specifics of portfolio holdings.

There were no transfers among any levels during the period ended March 31, 2018.

JPMorgan SmartRetirement Blend 2025 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2018 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE($)
Exchange Traded Funds — 29.4%
	Alternative Assets — 1.7%
354,710	Schwab U.S. REIT ETF	13,567,658

	Fixed Income — 1.6%
37,550	iShares Core U.S. Aggregate Bond ETF	4,027,237
79,355	iShares TIPS Bond ETF	8,971,083

	Total Fixed Income	12,998,320

	International Equity — 20.3%
2,122,043	iShares Core MSCI EAFE ETF	139,800,193
391,802	iShares Core MSCI Emerging Markets ETF	22,881,237

	Total International Equity	162,681,430

	U.S. Equity — 5.8%
122,647	iShares Russell 2000 ETF	18,621,494
135,614	iShares Russell Mid-Cap ETF	27,996,154

	Total U.S. Equity	46,617,648

	Total Exchange Traded Funds (Cost $219,148,218)	235,865,056

Investment Companies — 68.8% (b)
	Alternative Assets — 1.5%
143,248	JPMorgan Commodities Strategy Fund, Class R6 Shares	1,319,314
864,235	JPMorgan Realty Income Fund, Class R6 Shares	10,656,022

	Total Alternative Assets	11,975,336

	Fixed Income — 40.3%
14,480,819	JPMorgan Core Bond Fund, Class R6 Shares	164,791,719
10,542,311	JPMorgan Core Plus Bond Fund, Class R6 Shares	85,603,562
1,865,855	JPMorgan Emerging Markets Debt Fund, Class R6 Shares	15,244,038
1,354,368	JPMorgan Emerging Markets Strategic Debt Fund, Class R6 Shares	11,214,164
415,043	JPMorgan Floating Rate Income Fund, Class R6 Shares	3,901,405
5,896,741	JPMorgan High Yield Fund, Class R6 Shares	42,692,404

	Total Fixed Income	323,447,292

	International Equity — 2.9%
692,334	JPMorgan Emerging Economies Fund, Class R6 Shares	10,675,787
420,080	JPMorgan Emerging Markets Equity Fund, Class R6 Shares	12,652,823

	Total International Equity	23,328,610

	U.S. Equity — 24.1%
4,776,401	JPMorgan Equity Index Fund, Class R6 Shares	193,396,457

	Total Investment Companies (Cost $558,632,502)	552,147,695

PRINCIPAL AMOUNT($)
U.S. Treasury Obligation — 0.3%
3,075,000	U.S. Treasury Notes, 1.13%, 01/31/2019 (k) (Cost $3,055,360)	3,050,496

SHARES
Short-Term Investment — 1.6%
	Investment Company — 1.6%
12,806,281	JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 1.54% (b) (l) (Cost $12,806,281)	12,806,281

	Total Investments — 100.1% (Cost $793,642,361)	803,869,528
	Liabilities in Excess of Other Assets — (0.1)%	(1,170,900)

	NET ASSETS — 100.0%	$802,698,628

Percentages indicated are based on net assets.

JPMorgan SmartRetirement Blend 2025 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2018 (Unaudited) (continued)

Futures contracts outstanding as of March 31, 2018:

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Australia 10 Year Bond	80	06/2018	AUD	7,964,180	136,960
MSCI Emerging Markets E-Mini Index	163	06/2018	USD	9,680,570	(310,178)
Russell 2000 E-Mini Index	78	06/2018	USD	5,971,680	(264,203)
S&P 500 E-Mini Index	155	06/2018	USD	20,483,250	(1,146,370)
TOPIX Index	50	06/2018	JPY	8,120,206	150,822
U.S. Treasury 10 Year Note	143	06/2018	USD	17,314,172	192,170

					(1,240,799)

Short Contracts
EURO STOXX 50 Index	(86)	06/2018	EUR	(3,479,370)	46,175
Euro-Bund	(62)	06/2018	EUR	(12,162,580)	(163,117)
FTSE 100 Index	(35)	06/2018	GBP	(3,440,338)	57,646
U.S. Treasury 2 Year Note	(121)	06/2018	USD	(25,725,734)	(11,386)

					(70,682)

					(1,311,481)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

AUD	—	Australian Dollar
EAFE	—	Europe, Australasia and Far East
ETF	—	Exchange Traded Fund
EUR	—	Euro
FTSE	—	Financial Times and the London Stock Exchange
GBP	—	British Pound
JPY	—	Japanese Yen
MSCI	—	Morgan Stanley Capital International
REIT	—	Real Estate Investment Trust
TIPS	—	Treasury Inflation Protected Security
TOPIX	—	Tokyo Stock Price Index
USD	—	United States Dollar

(b)	—	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(k)	—	All or a portion of this security is deposited with the broker as initial margin for futures contracts.
(l)	—	The rate shown is the current yield as of March 31, 2018.

Detailed information about investment portfolios of the underlying funds can be found in shareholder reports filed with the Securities and Exchange Commission(SEC) by each such underlying fund semi-annually on Form N-CSR and in certified portfolio holdings filed quarterly on Form N-Q, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.

JPMorgan SmartRetirement Blend 2025 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2018 (Unaudited) (continued)

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies excluding exchange traded funds (“ETFs”) (the “Underlying Funds”), are valued at each Underlying Fund’s NAV per share as of the report date.

Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Futures are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$800,819,032	$3,050,496	$—	$803,869,528

Appreciation in Other Financial Instruments
Total Investments in Securities (a)	$329,130	$254,643	$—	$583,773

Depreciation in Other Financial Instruments
Futures Contracts (a)	$(1,895,254)	$—	$—	$(1,895,254)

(a)	All portfolio holdings designated as level 1 and level 2 are disclosed individually on the SOI. Level 2 consists of foreign futures with equity reference obligations and a U.S. Treasury Note held as initial margin for futures contracts. Please refer to the SOI for asset class specifics of portfolio holdings.

There were no transfers among any levels during the period ended March 31, 2018.

JPMorgan SmartRetirement Blend 2030 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2018 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE($)
Exchange Traded Funds — 33.2%
	Alternative Assets — 2.0%
444,347	Schwab U.S. REIT ETF	16,996,273

	Fixed Income — 0.5%
35,771	iShares Core U.S. Aggregate Bond ETF	3,836,440

	International Equity — 23.8%
2,591,764	iShares Core MSCI EAFE ETF	170,745,412
495,821	iShares Core MSCI Emerging Markets ETF	28,955,947

	Total International Equity	199,701,359

	U.S. Equity — 6.9%
146,989	iShares Russell 2000 ETF	22,317,340
169,881	iShares Russell Mid-Cap ETF	35,070,233

	Total U.S. Equity	57,387,573

	Total Exchange Traded Funds (Cost $257,441,058)	277,921,645

Investment Companies — 65.0% (b)
	Alternative Assets — 1.6%
1,056,808	JPMorgan Realty Income Fund, Class R6 Shares	13,030,440

	Fixed Income — 31.9%
12,114,360	JPMorgan Core Bond Fund, Class R6 Shares	137,861,412
8,645,440	JPMorgan Core Plus Bond Fund, Class R6 Shares	70,200,970
1,672,838	JPMorgan Emerging Markets Debt Fund, Class R6 Shares	13,667,086
1,149,052	JPMorgan Emerging Markets Strategic Debt Fund, Class R6 Shares	9,514,149
4,997,254	JPMorgan High Yield Fund, Class R6 Shares	36,180,120

	Total Fixed Income	267,423,737

	International Equity — 3.2%
786,139	JPMorgan Emerging Economies Fund, Class R6 Shares	12,122,262
490,988	JPMorgan Emerging Markets Equity Fund, Class R6 Shares	14,788,555

	Total International Equity	26,910,817

	U.S. Equity — 28.3%
5,856,150	JPMorgan Equity Index Fund, Class R6 Shares	237,115,498

	Total Investment Companies (Cost $550,346,486)	544,480,492

PRINCIPAL AMOUNT($)
U.S. Treasury Obligation — 0.4%
3,195,000	U.S. Treasury Notes, 1.13%, 01/31/2019 (k) (Cost $3,174,387)	3,169,540

SHARES
Short-Term Investment — 2.1%
	Investment Company — 2.1%
17,923,762	JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 1.54% (b) (l) (Cost $17,923,762)	17,923,762

	Total Investments — 100.7% (Cost $828,885,693)	843,495,439
	Liabilities in Excess of Other Assets — (0.7)%	(5,975,278)

	NET ASSETS — 100.0%	$837,520,161

Percentages indicated are based on net assets.

JPMorgan SmartRetirement Blend 2030 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2018 (Unaudited) (continued)

Futures contracts outstanding as of March 31, 2018:

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Australia 10 Year Bond	82	06/2018	AUD	8,163,285	140,353
MSCI Emerging Markets E-Mini Index	168	06/2018	USD	9,977,520	(319,289)
Russell 2000 E-Mini Index	81	06/2018	USD	6,201,360	(274,407)
S&P 500 E-Mini Index	173	06/2018	USD	22,861,950	(1,287,596)
TOPIX Index	52	06/2018	JPY	8,445,014	151,721
U.S. Treasury 10 Year Note	136	06/2018	USD	16,466,625	182,013

					(1,407,205)

Short Contracts
EURO STOXX 50 Index	(83)	06/2018	EUR	(3,357,996)	44,569
Euro-Bund	(64)	06/2018	EUR	(12,554,921)	(168,162)
FTSE 100 Index	(34)	06/2018	GBP	(3,342,043)	55,841
U.S. Treasury 2 Year Note	(127)	06/2018	USD	(27,001,391)	(10,479)

					(78,231)

					(1,485,436)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

AUD	—	Australian Dollar
EAFE	—	Europe, Australasia and Far East
ETF	—	Exchange Traded Fund
EUR	—	Euro
FTSE	—	Financial Times and the London Stock Exchange
GBP	—	British Pound
JPY	—	Japanese Yen
MSCI	—	Morgan Stanley Capital International
REIT	—	Real Estate Investment Trust
TOPIX	—	Tokyo Stock Price Index
USD	—	United States Dollar

(b)	—	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(k)	—	All or a portion of this security is deposited with the broker as initial margin for futures contracts.
(l)	—	The rate shown is the current yield as of March 31, 2018.

Detailed information about investment portfolios of the underlying funds can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in certified portfolio holdings filed quarterly on Form N-Q, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480 4111.

JPMorgan SmartRetirement Blend 2030 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2018 (Unaudited) (continued)

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date. Certain foreign equity instruments, as well as certain derivatives with equity reference obligations, are valued by applying international fair value factors provided by approved Pricing Services. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated.

Investments in open-end investment companies excluding exchange traded funds (“ETFs”) (the “Underlying Funds”), are valued at each Underlying Fund’s NAV per share as of the report date.

Futures are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$840,325,899	$3,169,540	$—	$843,495,439

Appreciation in Other Financial Instruments
Futures Contracts (a)	$322,366	$252,131	$—	$574,497

Depreciation in Other Financial Instruments
Futures Contracts (a)	$(2,059,933)	$—	$—	$(2,059,933)

(a)	All portfolio holdings designated as level 1 and level 2 are disclosed individually on the SOI. Level 2 consists of foreign futures with equity reference obligations and a U.S. Treasury Note held as initial margin for futures contracts. Please refer to the SOI for asset class specifics of portfolio holdings.

There were no transfers among any levels during the period ended March 31, 2018.

JPMorgan SmartRetirement Blend 2035 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2018 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE($)
Exchange Traded Funds — 37.5%
	Alternative Assets — 2.4%
409,174	Schwab U.S. REIT ETF	15,650,905

	Fixed Income — 0.5%
28,230	iShares Core U.S. Aggregate Bond ETF	3,027,667

	International Equity — 26.8%
2,276,029	iShares Core MSCI EAFE ETF	149,944,791
449,190	iShares Core MSCI Emerging Markets ETF	26,232,696

	Total International Equity	176,177,487

	U.S. Equity — 7.8%
131,796	iShares Russell 2000 ETF	20,010,587
150,580	iShares Russell Mid-Cap ETF	31,085,735

	Total U.S. Equity	51,096,322

	Total Exchange Traded Funds (Cost $229,679,821)	245,952,381

Investment Companies — 60.4% (b)
	Alternative Assets — 1.6%
862,313	JPMorgan Realty Income Fund, Class R6 Shares	10,632,321

	Fixed Income — 23.4%
6,815,592	JPMorgan Core Bond Fund, Class R6 Shares	77,561,438
4,596,573	JPMorgan Core Plus Bond Fund, Class R6 Shares	37,324,169
1,050,671	JPMorgan Emerging Markets Debt Fund, Class R6 Shares	8,583,986
827,029	JPMorgan Emerging Markets Strategic Debt Fund, Class R6 Shares	6,847,796
3,204,756	JPMorgan High Yield Fund, Class R6 Shares	23,202,436

	Total Fixed Income	153,519,825

	International Equity — 3.7%
721,076	JPMorgan Emerging Economies Fund, Class R6 Shares	11,118,997
442,576	JPMorgan Emerging Markets Equity Fund, Class R6 Shares	13,330,383

	Total International Equity	24,449,380

	U.S. Equity — 31.7%
5,124,687	JPMorgan Equity Index Fund, Class R6 Shares	207,498,557

	Total Investment Companies (Cost $399,990,133)	396,100,083

PRINCIPAL AMOUNT($)
U.S. Treasury Obligation — 0.4%
2,575,000	U.S. Treasury Notes, 1.13%, 01/31/2019 (k) (Cost $2,558,483)	2,554,481

SHARES
Short-Term Investment — 1.7%
	Investment Company — 1.7%
11,378,782	JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 1.54% (b) (l) (Cost $11,378,782)	11,378,782

	Total Investments — 100.0% (Cost $643,607,219)	655,985,727
	Other Assets in Excess of Liabilities — 0.0% (g)	88,028

	NET ASSETS — 100.0%	$656,073,755

Percentages indicated are based on net assets.

JPMorgan SmartRetirement Blend 2035 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2018 (Unaudited) (continued)

Futures contracts outstanding as of March 31, 2018:

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Australia 10 Year Bond	65	06/2018	AUD	6,470,897	111,294
MSCI Emerging Markets E-Mini Index	134	06/2018	USD	7,958,260	(254,008)
Russell 2000 E-Mini Index	64	06/2018	USD	4,899,840	(215,968)
S&P 500 E-Mini Index	133	06/2018	USD	17,575,950	(988,025)
TOPIX Index	41	06/2018	JPY	6,658,569	128,673
U.S. Treasury 10 Year Note	124	06/2018	USD	15,013,687	167,665

					(1,050,369)

Short Contracts
EURO STOXX 50 Index	(70)	06/2018	EUR	(2,832,045)	37,580
Euro-Bund	(51)	06/2018	EUR	(10,004,703)	(134,239)
FTSE 100 Index	(28)	06/2018	GBP	(2,752,271)	46,053
U.S. Treasury 2 Year Note	(99)	06/2018	USD	(21,048,328)	(10,340)

					(60,946)

					(1,111,315)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

AUD	—	Australian Dollar
EAFE	—	Europe, Australasia and Far East
ETF	—	Exchange Traded Fund
EUR	—	Euro
FTSE	—	Financial Times and the London Stock Exchange
GBP	—	British Pound
JPY	—	Japanese Yen
MSCI	—	Morgan Stanley Capital International
REIT	—	Real Estate Investment Trust
TOPIX	—	Tokyo Stock Price Index
USD	—	United States Dollar

(b)	—	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(g)	—	Amount rounds to less than 0.05%.
(k)	—	All or a portion of this security is deposited with the broker as initial margin for futures contracts.
(l)	—	The rate shown is the current yield as of March 31, 2018.

Detailed information about investment portfolios of the underlying funds can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in certified portfolio holdings filed quarterly on Form N-Q, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480 4111.

JPMorgan SmartRetirement Blend 2035 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2018 (Unaudited) (continued)

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date. Certain foreign equity instruments, as well as certain derivatives with equity reference obligations, are valued by applying international fair value factors provided by approved Pricing Services. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated.

Investments in open-end investment companies excluding exchange traded funds (“ETFs”) (the “Underlying Funds”), are valued at each Underlying Fund’s NAV per share as of the report date.

Futures are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$653,431,246	$2,554,481	$—	$655,985,727

Appreciation in Other Financial Instruments
Futures Contracts (a)	$278,959	$212,306	$—	$491,265

Depreciation in Other Financial Instruments
Futures Contracts (a)	$(1,602,580)	$—	$—	$(1,602,580)

(a)	All portfolio holdings designated as level 1 and level 2 are disclosed individually on the SOI. Level 2 consists of foreign futures with equity reference obligations and a U.S. Treasury Note held as initial margin for futures contracts. Please refer to the SOI for asset class specifics of portfolio holdings.

There were no transfers among any levels during the period ended March 31, 2018.

JPMorgan SmartRetirement Blend 2040 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2018 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE($)
Exchange Traded Funds — 40.7%
	Alternative Assets — 2.5%
408,212	Schwab U.S. REIT ETF	15,614,109

	Fixed Income — 0.5%
28,990	iShares Core U.S. Aggregate Bond ETF	3,109,177

	International Equity — 29.1%
2,328,179	iShares Core MSCI EAFE ETF	153,380,433
447,556	iShares Core MSCI Emerging Markets ETF	26,137,270

	Total International Equity	179,517,703

	U.S. Equity — 8.6%
136,448	iShares Russell 2000 ETF	20,716,900
155,248	iShares Russell Mid-Cap ETF	32,049,397

	Total U.S. Equity	52,766,297

	Total Exchange Traded Funds (Cost $232,898,722)	251,007,286

Investment Companies — 57.2% (b)
	Alternative Assets — 1.9%
949,534	JPMorgan Realty Income Fund, Class R6 Shares	11,707,749

	Fixed Income — 16.6%
4,071,709	JPMorgan Core Bond Fund, Class R6 Shares	46,336,045
2,786,637	JPMorgan Core Plus Bond Fund, Class R6 Shares	22,627,491
973,682	JPMorgan Emerging Markets Debt Fund, Class R6 Shares	7,954,980
586,088	JPMorgan Emerging Markets Strategic Debt Fund, Class R6 Shares	4,852,808
2,791,544	JPMorgan High Yield Fund, Class R6 Shares	20,210,779

	Total Fixed Income	101,982,103

	International Equity — 4.0%
717,758	JPMorgan Emerging Economies Fund, Class R6 Shares	11,067,834
444,556	JPMorgan Emerging Markets Equity Fund, Class R6 Shares	13,390,041

	Total International Equity	24,457,875

	U.S. Equity — 34.7%
5,287,180	JPMorgan Equity Index Fund, Class R6 Shares	214,077,933

	Total Investment Companies (Cost $355,010,858)	352,225,660

PRINCIPAL AMOUNT($)
U.S. Treasury Obligation — 0.4%
2,455,000	U.S. Treasury Notes, 1.13%, 01/31/2019 (k) (Cost $2,439,119)	2,435,437

SHARES
Short-Term Investment — 2.1%
	Investment Company — 2.1%
12,961,631	JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 1.54% (b) (l) (Cost $12,961,631)	12,961,631

	Total Investments — 100.4% (Cost $603,310,330)	618,630,014
	Liabilities in Excess of Other Assets — (0.4)%	(2,706,643)

	NET ASSETS — 100.0%	$615,923,371

Percentages indicated are based on net assets.

JPMorgan SmartRetirement Blend 2040 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2018 (Unaudited) (continued)

Futures contracts outstanding as of March 31, 2018:

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Australia 10 Year Bond	62	06/2018	AUD	6,172,240	106,138
MSCI Emerging Markets E-Mini Index	126	06/2018	USD	7,483,140	(241,287)
Russell 2000 E-Mini Index	57	06/2018	USD	4,363,920	(192,389)
S&P 500 E-Mini Index	129	06/2018	USD	17,047,350	(959,924)
TOPIX Index	39	06/2018	JPY	6,333,760	118,257
U.S. Treasury 10 Year Note	110	06/2018	USD	13,318,594	135,102

					(1,034,103)

Short Contracts
EURO STOXX 50 Index	(63)	06/2018	EUR	(2,548,840)	33,831
Euro-Bund	(48)	06/2018	EUR	(9,416,191)	(126,137)
FTSE 100 Index	(26)	06/2018	GBP	(2,555,680)	42,707
U.S. Treasury 2 Year Note	(93)	06/2018	USD	(19,772,672)	(7,972)

					(57,571)

					(1,091,674)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

AUD	—	Australian Dollar
EAFE	—	Europe, Australasia and Far East
ETF	—	Exchange Traded Fund
EUR	—	Euro
FTSE	—	Financial Times and the London Stock Exchange
GBP	—	British Pound
JPY	—	Japanese Yen
MSCI	—	Morgan Stanley Capital International
REIT	—	Real Estate Investment Trust
TOPIX	—	Tokyo Stock Price Index
USD	—	United States Dollar

(b)	—	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(k)	—	All or a portion of this security is deposited with the broker as initial margin for futures contracts.
(l)	—	The rate shown is the current yield as of March 31, 2018.

Detailed information about investment portfolios of the underlying funds can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in certified portfolio holdings filed quarterly on Form N-Q, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480 4111.

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness

JPMorgan SmartRetirement Blend 2040 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2018 (Unaudited) (continued)

of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date. Certain foreign equity instruments, as well as certain derivatives with equity reference obligations, are valued by applying international fair value factors provided by approved Pricing Services. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated.

Investments in open-end investment companies excluding exchange traded funds (“ETFs”) (the “Underlying Funds”), are valued at each Underlying Fund’s NAV per share as of the report date.

Futures are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$616,194,577	$2,435,437	$—	$618,630,014

Appreciation in Other Financial Instruments
Futures Contracts (a)	$241,240	$194,795	$—	$436,035

Depreciation in Other Financial Instruments
Futures Contracts (a)	$(1,527,709)	$—	$—	$(1,527,709)

(a)	All portfolio holdings designated as level 1 and level 2 are disclosed individually on the SOI. Level 2 consists of foreign futures with equity reference obligations and a U.S. Treasury Note held as initial margin for futures contracts. Please refer to the SOI for asset class specifics of portfolio holdings.

There were no transfers among any levels during the period ended March 31, 2018.

JPMorgan SmartRetirement Blend 2045 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2018 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE($)
Exchange Traded Funds — 42.0%
	Alternative Assets — 2.6%
318,344	Schwab U.S. REIT ETF	12,176,658

	Fixed Income — 0.5%
21,426	iShares Core U.S. Aggregate Bond ETF	2,297,939

	International Equity — 30.1%
1,819,595	iShares Core MSCI EAFE ETF	119,874,918
348,219	iShares Core MSCI Emerging Markets ETF	20,335,990

	Total International Equity	140,210,908

	U.S. Equity — 8.8%
105,489	iShares Russell 2000 ETF	16,016,395
120,801	iShares Russell Mid-Cap ETF	24,938,158

	Total U.S. Equity	40,954,553

	Total Exchange Traded Funds (Cost $184,502,981)	195,640,058

Investment Companies — 55.9% (b)
	Alternative Assets — 2.0%
748,589	JPMorgan Realty Income Fund, Class R6 Shares	9,230,105

	Fixed Income — 13.8%
2,399,248	JPMorgan Core Bond Fund, Class R6 Shares	27,303,447
1,626,726	JPMorgan Core Plus Bond Fund, Class R6 Shares	13,209,014
645,939	JPMorgan Emerging Markets Debt Fund, Class R6 Shares	5,277,319
475,863	JPMorgan Emerging Markets Strategic Debt Fund, Class R6 Shares	3,940,149
2,046,685	JPMorgan High Yield Fund, Class R6 Shares	14,817,998

	Total Fixed Income	64,547,927

	International Equity — 4.3%
562,925	JPMorgan Emerging Economies Fund, Class R6 Shares	8,680,296
377,351	JPMorgan Emerging Markets Equity Fund, Class R6 Shares	11,365,823

	Total International Equity	20,046,119

	U.S. Equity — 35.8%
4,119,791	JPMorgan Equity Index Fund, Class R6 Shares	166,810,325

	Total Investment Companies (Cost $263,175,835)	260,634,476

PRINCIPAL AMOUNT($)
U.S. Treasury Obligation — 0.4%
1,845,000	U.S. Treasury Notes, 1.13%, 01/31/2019 (k) (Cost $1,833,156)	1,830,298

SHARES
Short-Term Investment — 1.7%
	Investment Company — 1.7%
8,099,806	JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 1.54% (b) (l) (Cost $8,099,806)	8,099,806

	Total Investments — 100.0% (Cost $457,611,778)	466,204,638
	Liabilities in Excess of Other Assets — 0.0% (g)	(196,437)

	NET ASSETS — 100.0%	$466,008,201

Percentages indicated are based on net assets.

JPMorgan SmartRetirement Blend 2045 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2018 (Unaudited) (continued)

Futures contracts outstanding as of March 31, 2018:

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Australia 10 Year Bond	47	06/2018	AUD	4,678,956	80,451
MSCI Emerging Markets E-Mini Index	95	06/2018	USD	5,642,050	(182,114)
Russell 2000 E-Mini Index	46	06/2018	USD	3,521,760	(155,115)
S&P 500 E-Mini Index	96	06/2018	USD	12,686,400	(711,992)
TOPIX Index	29	06/2018	JPY	4,709,719	90,325
U.S. Treasury 10 Year Note	76	06/2018	USD	9,201,938	110,270

					(768,175)

Short Contracts
EURO STOXX 50 Index	(50)	06/2018	EUR	(2,022,889)	26,843
Euro-Bund	(36)	06/2018	EUR	(7,062,143)	(94,677)
FTSE 100 Index	(21)	06/2018	GBP	(2,064,203)	34,585
U.S. Treasury 2 Year Note	(69)	06/2018	USD	(14,670,047)	(6,610)

					(39,859)

					(808,034)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

AUD	—	Australian Dollar
EAFE	—	Europe, Australasia and Far East
ETF	—	Exchange Traded Fund
EUR	—	Euro
FTSE	—	Financial Times and the London Stock Exchange
GBP	—	British Pound
JPY	—	Japanese Yen
MSCI	—	Morgan Stanley Capital International
REIT	—	Real Estate Investment Trust
TOPIX	—	Tokyo Stock Price Index
USD	—	United States Dollar

(b)	—	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(g)	—	Amount rounds to less than 0.05%.
(k)	—	All or a portion of this security is deposited with the broker as initial margin for futures contracts.
(l)	—	The rate shown is the current yield as of March 31, 2018.

Detailed information about investment portfolios of the underlying funds can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in certified portfolio holdings filed quarterly on Form N-Q, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.

JPMorgan SmartRetirement Blend 2045 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2018 (Unaudited) (continued)

A. Valuation of Investments—The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date. Certain foreign equity instruments, as well as certain derivatives with equity reference obligations, are valued by applying international fair value factors provided by approved Pricing Services. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated. Investments in open-end investment companies excluding exchange traded funds (“ETFs”) (the “Underlying Funds”), are valued at each Underlying Fund’s NAV per share as of the report date.

Futures are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$464,374,340	$1,830,298	$—	$466,204,638

Appreciation in Other Financial Instruments
Futures Contracts (a)	$190,721	$151,753	$—	$342,474

Depreciation in Other Financial Instruments
Futures Contracts (a)	$(1,150,508)	$—	$—	$(1,150,508)

(a)	All portfolio holdings designated as level 1 and level 2 are disclosed individually on the SOI. Level 2 consists of foreign futures with equity reference obligations and a U.S. Treasury Note held as initial margin for futures contracts. Please refer to the SOI for asset class specifics of portfolio holdings.

There were no transfers among any levels during the period ended March 31, 2018.

JPMorgan SmartRetirement Blend 2050 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2018 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE($)
Exchange Traded Funds — 42.1%
	Alternative Assets — 2.6%
225,590	Schwab U.S. REIT ETF	8,628,817

	Fixed Income — 0.5%
14,403	iShares Core U.S. Aggregate Bond ETF	1,544,722

	International Equity — 30.2%
1,293,947	iShares Core MSCI EAFE ETF	85,245,228
248,469	iShares Core MSCI Emerging Markets ETF	14,510,590

	Total International Equity	99,755,818

	U.S. Equity — 8.8%
76,384	iShares Russell 2000 ETF	11,597,383
84,497	iShares Russell Mid-Cap ETF	17,443,560

	Total U.S. Equity	29,040,943

	Total Exchange Traded Funds (Cost $129,994,222)	138,970,300

Investment Companies — 55.7% (b)
	Alternative Assets — 2.0%
532,996	JPMorgan Realty Income Fund, Class R6 Shares	6,571,844

	Fixed Income — 13.8%
1,699,913	JPMorgan Core Bond Fund, Class R6 Shares	19,345,007
1,133,661	JPMorgan Core Plus Bond Fund, Class R6 Shares	9,205,324
501,587	JPMorgan Emerging Markets Debt Fund, Class R6 Shares	4,097,969
294,231	JPMorgan Emerging Markets Strategic Debt Fund, Class R6 Shares	2,436,230
1,450,353	JPMorgan High Yield Fund, Class R6 Shares	10,500,558

	Total Fixed Income	45,585,088

	International Equity — 4.1%
400,263	JPMorgan Emerging Economies Fund, Class R6 Shares	6,172,057
246,423	JPMorgan Emerging Markets Equity Fund, Class R6 Shares	7,422,256

	Total International Equity	13,594,313

	U.S. Equity — 35.8%
2,924,324	JPMorgan Equity Index Fund, Class R6 Shares	118,405,897

	Total Investment Companies (Cost $185,918,830)	184,157,142

PRINCIPAL AMOUNT($)
U.S. Treasury Obligation — 0.4%
1,310,000	U.S. Treasury Notes, 1.13%, 01/31/2019 (k) (Cost $1,301,531)	1,299,561

SHARES
Short-Term Investment — 2.2%
	Investment Company — 2.2%
7,264,887	JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 1.54% (b) (l) (Cost $7,264,887)	7,264,887

	Total Investments — 100.4% (Cost $324,479,470)	331,691,890
	Liabilities in Excess of Other Assets — (0.4)%	(1,340,321)

	NET ASSETS — 100.0%	$330,351,569

Percentages indicated are based on net assets.

JPMorgan SmartRetirement Blend 2050 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2018 (Unaudited) (continued)

Futures contracts outstanding as of March 31, 2018:

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Australia 10 Year Bond	33	06/2018	AUD	3,285,225	56,471
MSCI Emerging Markets E-Mini Index	67	06/2018	USD	3,979,130	(128,126)
Russell 2000 E-Mini Index	33	06/2018	USD	2,526,480	(100,149)
S&P 500 E-Mini Index	70	06/2018	USD	9,250,500	(521,540)
TOPIX Index	21	06/2018	JPY	3,410,487	60,153
U.S. Treasury 10 Year Note	57	06/2018	USD	6,901,453	76,578

					(556,613)

Short Contracts
EURO STOXX 50 Index	(33)	06/2018	EUR	(1,335,107)	17,713
Euro-Bund	(26)	06/2018	EUR	(5,100,437)	(68,321)
FTSE 100 Index	(13)	06/2018	GBP	(1,277,840)	21,388
U.S. Treasury 2 Year Note	(50)	06/2018	USD	(10,630,469)	(4,273)

					(33,493)

					(590,106)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

AUD	—	Australian Dollar
EAFE	—	Europe, Australasia and Far East
ETF	—	Exchange Traded Fund
EUR	—	Euro
FTSE	—	Financial Times and the London Stock Exchange
GBP	—	British Pound
JPY	—	Japanese Yen
MSCI	—	Morgan Stanley Capital International
REIT	—	Real Estate Investment Trust
TOPIX	—	Tokyo Stock Price Index
USD	—	United States Dollar

(b)	—	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(k)	—	All or a portion of this security is deposited with the broker as initial margin for futures contracts.
(l)	—	The rate shown is the current yield as of March 31, 2018.

Detailed information about investment portfolios of the underlying funds can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in certified portfolio holdings filed quarterly on Form N-Q, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

JPMorgan SmartRetirement Blend 2050 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2018 (Unaudited) (continued)

Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date. Certain foreign equity instruments, as well as certain derivatives with equity reference obligations, are valued by applying international fair value factors provided by approved Pricing Services. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated.

Investments in open-end investment companies excluding exchange traded funds (“ETFs”) (the “Underlying Funds”), are valued at each Underlying Fund’s NAV per share as of the report date.

Futures are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$330,392,329	$1,299,561	$—	$331,691,890

Appreciation in Other Financial Instruments
Futures Contracts (a)	$133,049	$99,254	$—	$232,303

Depreciation in Other Financial Instruments
Futures Contracts (a)	$(822,409)	$—	$—	$(822,409)

(a)	All portfolio holdings designated as level 1 and level 2 are disclosed individually on the SOI. Level 2 consists of foreign futures with equity reference obligations and a U.S. Treasury Note held as initial margin for futures contracts. Please refer to the SOI for asset class specifics of portfolio holdings.

There were no transfers among any levels during the period ended March 31, 2018.

JPMorgan SmartRetirement Blend 2055 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2018 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE($)
Exchange Traded Funds — 42.0%
	Alternative Assets — 2.6%
105,542	Schwab U.S. REIT ETF	4,036,981

	Fixed Income — 0.5%
7,267	iShares Core U.S. Aggregate Bond ETF	779,386

	International Equity — 30.0%
598,551	iShares Core MSCI EAFE ETF	39,432,540
114,920	iShares Core MSCI Emerging Markets ETF	6,711,328

	Total International Equity	46,143,868

	U.S. Equity — 8.9%
35,272	iShares Russell 2000 ETF	5,355,348
40,348	iShares Russell Mid-Cap ETF	8,329,441

	Total U.S. Equity	13,684,789

	Total Exchange Traded Funds (Cost $61,413,369)	64,645,024

Investment Companies — 56.1% (b)
	Alternative Assets — 2.2%
267,915	JPMorgan Realty Income Fund, Class R6 Shares	3,303,386

	Fixed Income — 13.7%
795,386	JPMorgan Core Bond Fund, Class R6 Shares	9,051,491
507,168	JPMorgan Core Plus Bond Fund, Class R6 Shares	4,118,201
238,139	JPMorgan Emerging Markets Debt Fund, Class R6 Shares	1,945,599
135,431	JPMorgan Emerging Markets Strategic Debt Fund, Class R6 Shares	1,121,371
678,548	JPMorgan High Yield Fund, Class R6 Shares	4,912,689

	Total Fixed Income	21,149,351

	International Equity — 4.1%
186,368	JPMorgan Emerging Economies Fund, Class R6 Shares	2,873,788
114,625	JPMorgan Emerging Markets Equity Fund, Class R6 Shares	3,452,506

	Total International Equity	6,326,294

	U.S. Equity — 36.1%
1,374,449	JPMorgan Equity Index Fund, Class R6 Shares	55,651,440

	Total Investment Companies (Cost $87,407,669)	86,430,471

PRINCIPAL AMOUNT($)
U.S. Treasury Obligation — 0.4%
600,000	U.S. Treasury Notes, 1.13%, 01/31/2019 (k) (Cost $596,161)	595,219

SHARES
Short-Term Investment — 1.9%
	Investment Company — 1.9%
2,987,462	JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 1.54% (b) (l) (Cost $2,987,462)	2,987,462

	Total Investments — 100.4% (Cost $152,404,661)	154,658,176
	Liabilities in Excess of Other Assets — (0.4)%	(585,227)

	NET ASSETS — 100.0%	$154,072,949

Percentages indicated are based on net assets.

JPMorgan SmartRetirement Blend 2055 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2018 (Unaudited) (continued)

Futures contracts outstanding as of March 31, 2018:

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Australia 10 Year Bond	15	06/2018	AUD	1,493,284	25,686
MSCI Emerging Markets E-Mini Index	32	06/2018	USD	1,900,480	(60,348)
Russell 2000 E-Mini Index	14	06/2018	USD	1,071,840	(48,596)
S&P 500 E-Mini Index	30	06/2018	USD	3,964,500	(221,746)
TOPIX Index	10	06/2018	JPY	1,624,041	28,114
U.S. Treasury 10 Year Note	27	06/2018	USD	3,269,110	39,175

					(237,715)

Short Contracts
EURO STOXX 50 Index	(16)	06/2018	EUR	(647,324)	8,595
Euro-Bund	(12)	06/2018	EUR	(2,354,048)	(31,519)
FTSE 100 Index	(7)	06/2018	GBP	(688,068)	11,593
U.S. Treasury 2 Year Note	(23)	06/2018	USD	(4,890,016)	(1,890)

					(13,221)

					(250,936)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

AUD	—	Australian Dollar
EAFE	—	Europe, Australasia and Far East
ETF	—	Exchange Traded Fund
EUR	—	Euro
FTSE	—	Financial Times and the London Stock Exchange
GBP	—	British Pound
JPY	—	Japanese Yen
MSCI	—	Morgan Stanley Capital International
REIT	—	Real Estate Investment Trust
TOPIX	—	Tokyo Stock Price Index
USD	—	United States Dollar

(b)	—	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(k)	—	All or a portion of this security is deposited with the broker as initial margin for futures contracts.
(l)	—	The rate shown is the current yield as of March 31, 2018.

Detailed information about investment portfolios of the underlying funds can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in certified portfolio holdings filed quarterly on Form N-Q, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

JPMorgan SmartRetirement Blend 2055 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2018 (Unaudited) (continued)

Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date. Certain foreign equity instruments, as well as certain derivatives with equity reference obligations, are valued by applying international fair value factors provided by approved Pricing Services. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated.

Investments in open-end investment companies excluding exchange traded funds (“ETFs”) (the “Underlying Funds”), are valued at each Underlying Fund’s NAV per share as of the report date.

Futures are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total

Total Investments in Securities (a)	$154,062,957	$595,219	$—	$154,658,176

Appreciation in Other Financial Instruments
Futures Contracts (a)	$64,861	$48,302	$—	$113,163

Depreciation in Other Financial Instruments
Futures Contracts (a)	$(364,099)	$—	$—	$(364,099)

(a)	All portfolio holdings designated as level 1 and level 2 are disclosed individually on the SOI. Level 2 consists of foreign futures with equity reference obligations and a U.S. Treasury Note held as initial margin for futures contracts. Please refer to the SOI for asset class specifics of portfolio holdings.

There were no transfers among any levels during the period ended March 31, 2018.

JPMorgan SmartRetirement Blend 2060 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2018 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE($)
Exchange Traded Funds — 45.4%
	Alternative Assets — 2.6%
7,054	Schwab U.S. REIT ETF	269,816

	Fixed Income — 0.4%
425	iShares Core U.S. Aggregate Bond ETF	45,581

	International Equity — 32.6%
42,541	iShares Core MSCI EAFE ETF	2,802,601
10,136	iShares Core MSCI Emerging Markets ETF	591,942

	Total International Equity	3,394,543

	U.S. Equity — 9.8%
2,955	iShares Russell 2000 ETF	448,658
2,782	iShares Russell Mid-Cap ETF	574,316

	Total U.S. Equity	1,022,974

	Total Exchange Traded Funds (Cost $4,589,959)	4,732,914

Investment Companies — 55.8% (b)
	Alternative Assets — 2.1%
17,548	JPMorgan Realty Income Fund, Class R6 Shares	216,363

	Fixed Income — 10.1%
20,834	JPMorgan Core Bond Fund, Class R6 Shares	237,096
32,038	JPMorgan Core Plus Bond Fund, Class R6 Shares	260,147
16,982	JPMorgan Emerging Markets Debt Fund, Class R6 Shares	138,743
9,409	JPMorgan Emerging Markets Strategic Debt Fund, Class R6 Shares	77,909
46,187	JPMorgan High Yield Fund, Class R6 Shares	334,394

	Total Fixed Income	1,048,289

	International Equity — 4.4%
14,047	JPMorgan Emerging Economies Fund, Class R6 Shares	216,611
8,157	JPMorgan Emerging Markets Equity Fund, Class R6 Shares	245,691

	Total International Equity	462,302

	U.S. Equity — 39.2%
100,985	JPMorgan Equity Index Fund, Class R6 Shares	4,088,875

	Total Investment Companies (Cost $5,886,343)	5,815,829

Short-Term Investment — 0.7%
	Investment Company — 0.7%
71,478	JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 1.54% (b) (l) (Cost $71,478)	71,478

	Total Investments — 101.9% (Cost $10,547,780)	10,620,221
	Liabilities in Excess of Other Assets — (1.9)%	(196,966)

	NET ASSETS — 100.0%	$10,423,255

Percentages indicated are based on net assets.

JPMorgan SmartRetirement Blend 2060 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2018 (Unaudited) (continued)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

EAFE	—	Europe, Australasia and Far East

ETF	—	Exchange Traded Fund

MSCI	—	Morgan Stanley Capital International

REIT	—	Real Estate Investment Trust

(b)	—	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.

(l)	—	The rate shown is the current yield as of March 31, 2018.

Detailed information about investment portfolios of the underlying funds can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in certified portfolio holdings filed quarterly on Form N-Q, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies excluding exchange traded funds (“ETFs”) (the “Underlying Funds”), are valued at each Underlying Fund’s NAV per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$10,620,221	$—	$—	$10,620,221

(a)	All portfolio holdings designated as level 1 are disclosed on the SOI. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers among any levels during the period ended March 31, 2018.

JPMorgan SmartRetirement Blend Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2018 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE($)
Exchange Traded Funds — 30.2%
	Alternative Assets — 1.1%
110,080	Schwab U.S. REIT ETF	4,210,560

	Fixed Income — 11.1%
121,648	iShares Core U.S. Aggregate Bond ETF	13,046,748
252,051	iShares TIPS Bond ETF	28,494,365

	Total Fixed Income	41,541,113

	International Equity — 14.4%
618,304	iShares Core MSCI EAFE ETF	40,733,868
227,461	iShares Core MSCI Emerging Markets ETF	13,283,722

	Total International Equity	54,017,590

	U.S. Equity — 3.6%
35,677	iShares Russell 2000 ETF	5,416,839
39,727	iShares Russell Mid-Cap ETF	8,201,242

	Total U.S. Equity	13,618,081

	Total Exchange Traded Funds (Cost $107,540,836)	113,387,344

Investment Companies — 64.6% (b)
	Alternative Assets — 2.0%
594,333	JPMorgan Commodities Strategy Fund, Class R6 Shares	5,473,809
175,708	JPMorgan Realty Income Fund, Class R6 Shares	2,166,484

	Total Alternative Assets	7,640,293

	Fixed Income — 46.7%
7,346,103	JPMorgan Core Bond Fund, Class R6 Shares	83,598,657
5,240,350	JPMorgan Core Plus Bond Fund, Class R6 Shares	42,551,643
992,339	JPMorgan Emerging Markets Debt Fund, Class R6 Shares	8,107,411
753,607	JPMorgan Emerging Markets Strategic Debt Fund, Class R6 Shares	6,239,867
979,622	JPMorgan Floating Rate Income Fund, Class R6 Shares	9,208,446
3,575,343	JPMorgan High Yield Fund, Class R6 Shares	25,885,480

	Total Fixed Income	175,591,504

	U.S. Equity — 15.9%
1,477,627	JPMorgan Equity Index Fund, Class R6 Shares	59,829,120

	Total Investment Companies (Cost $246,835,044)	243,060,917

PRINCIPAL AMOUNT($)
U.S. Treasury Obligation — 0.3%
1,325,000	U.S. Treasury Notes, 1.13%, 01/31/2019 (k) (Cost $1,316,537)	1,314,442

SHARES
Short-Term Investment — 4.8%
	Investment Company — 4.8%
17,928,540	JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 1.54% (b) (l) (Cost $17,928,540)	17,928,540

	Total Investments — 99.9% (Cost $373,620,957)	375,691,243
	Other Assets in Excess of Liabilities — 0.1%	261,351

	NET ASSETS — 100.0%	$375,952,594

Percentages indicated are based on net assets.

JPMorgan SmartRetirement Blend Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2018 (Unaudited) (continued)

Futures contracts outstanding as of March 31, 2018:

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Australia 10 Year Bond	37	06/2018	AUD	3,683,433	63,352
MSCI Emerging Markets E-Mini Index	80	06/2018	USD	4,751,200	(133,382)
Russell 2000 E-Mini Index	34	06/2018	USD	2,603,040	(115,781)
S&P 500 E-Mini Index	30	06/2018	USD	3,964,500	(224,751)
TOPIX Index	23	06/2018	JPY	3,735,294	75,008
U.S. Treasury 10 Year Note	64	06/2018	USD	7,749,000	82,485

					(253,069)

Short Contracts
EURO STOXX 50 Index	(40)	06/2018	EUR	(1,618,311)	21,475
Euro-Bund	(29)	06/2018	EUR	(5,688,949)	(76,305)
FTSE 100 Index	(16)	06/2018	GBP	(1,572,726)	26,331
U.S. Treasury 2 Year Note	(57)	06/2018	USD	(12,118,734)	(4,711)

					(33,210)

					(286,279)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

AUD	—	Australian Dollar
EAFE	—	Europe, Australasia and Far East
ETF	—	Exchange Traded Fund
EUR	—	Euro
FTSE	—	Financial Times and the London Stock Exchange
GBP	—	British Pound
JPY	—	Japanese Yen
MSCI	—	Morgan Stanley Capital International
REIT	—	Real Estate Investment Trust
TIPS	—	Treasury Inflation Protected Security
TOPIX	—	Tokyo Stock Price Index
USD	—	United States Dollars

(b)	—	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(k)	—	All or a portion of this security is deposited with the broker as initial margin for futures contracts.
(l)	—	The rate shown is the current yield as of March 31, 2018.

Detailed information about investment portfolios of the underlying funds can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in certified portfolio holdings filed quarterly on Form N-Q, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480 4111.

A. Valuation of Investments—The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

JPMorgan SmartRetirement Blend Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2018 (Unaudited) (continued)

Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date. Certain foreign equity instruments, as well as certain derivatives with equity reference obligations, are valued by applying international fair value factors provided by approved Pricing Services. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated.

Investments in open-end investment companies excluding exchange traded funds (“ETFs”) (the “Underlying Funds”), are valued at each Underlying Fund’s NAV per share as of the report date.

Futures are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$374,376,801	$1,314,442	$—	$375,691,243

Appreciation in Other Financial Instruments
Futures Contracts (a)	$145,837	$122,814	$—	$268,651

Depreciation in Other Financial Instruments
Futures Contracts (a)	$(554,930)	$—	$—	$(554,930)

(a)	All portfolio holdings designated as level 1 and level 2 are disclosed individually on the SOI. Level 2 consists of foreign futures with equity reference obligations and a U.S. Treasury Note held as initial margin for futures contracts. Please refer to the SOI for asset class specifics of portfolio holdings.

There were no transfers among any levels during the period ended March 31, 2018.

JPMorgan U.S. Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2018 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 98.6%
	Consumer Discretionary — 13.9%
	Auto Components — 0.1%
129	Aptiv plc	10,950
219	Delphi Technologies plc	10,430

		21,380

	Automobiles — 0.2%
2,033	Ford Motor Co.	22,524

	Hotels, Restaurants & Leisure — 0.1%
269	Hilton Worldwide Holdings, Inc.	21,176

	Household Durables — 1.0%
1,426	DR Horton, Inc.	62,519
1,350	Lennar Corp., Class A	79,554
23	Mohawk Industries, Inc. (a)	5,440

		147,513

	Internet & Direct Marketing Retail — 3.2%
311	Amazon.com, Inc. (a)	449,779
180	Expedia, Inc.	19,883

		469,662

	Media — 4.5%
492	Charter Communications, Inc., Class A (a)	153,247
1,412	Comcast Corp., Class A	48,254
1,846	DISH Network Corp., Class A (a)	69,938
386	Time Warner, Inc.	36,545
955	Twenty-First Century Fox, Inc., Class A	35,046
293	Twenty-First Century Fox, Inc., Class B	10,639
3,177	Walt Disney Co. (The)	319,078

		672,747

	Multiline Retail — 0.3%
411	Dollar Tree, Inc. (a)	39,049

	Specialty Retail — 3.3%
210	AutoZone, Inc. (a)	136,148
1,173	Home Depot, Inc. (The)	209,134
471	Lowe’s Cos., Inc.	41,303
399	O’Reilly Automotive, Inc. (a)	98,627

		485,212

	Textiles, Apparel & Luxury Goods — 1.2%
2,275	NIKE, Inc., Class B	151,171
135	PVH Corp.	20,469

		171,640

	Total Consumer Discretionary	2,050,903

	Consumer Staples — 6.9%
	Beverages — 3.0%
3,885	Coca-Cola Co. (The)	168,729
841	Molson Coors Brewing Co., Class B	63,338
1,973	PepsiCo, Inc.	215,324

		447,391

	Food & Staples Retailing — 1.3%
2,162	CVS Health Corp.	134,514
1,759	Kroger Co. (The)	42,111
387	Walgreens Boots Alliance, Inc.	25,337

		201,962

	Food Products — 1.3%
257	Kraft Heinz Co. (The)	16,034
4,219	Mondelez International, Inc., Class A	176,052

		192,086

	Tobacco — 1.3%
1,889	Philip Morris International, Inc.	187,807

	Total Consumer Staples	1,029,246

	Energy — 5.9%
	Oil, Gas & Consumable Fuels — 5.9%
65	Andeavor	6,507
1,988	Cabot Oil & Gas Corp.	47,664
752	Chevron Corp.	85,753
50	Concho Resources, Inc. (a)	7,541
639	Diamondback Energy, Inc. (a)	80,863
2,190	EOG Resources, Inc.	230,576
403	EQT Corp.	19,164
23	Marathon Petroleum Corp.	1,696
1,923	Occidental Petroleum Corp.	124,935
2,211	Parsley Energy, Inc., Class A (a)	64,102
1,204	Pioneer Natural Resources Co.	206,871
35	Valero Energy Corp.	3,219

	Total Energy	878,891

	Financials — 15.5%
	Banks — 8.1%
16,573	Bank of America Corp.	497,029
4,990	Citigroup, Inc.	336,845
326	First Republic Bank	30,224
3,643	Huntington Bancshares, Inc.	55,012
505	KeyCorp	9,869
1,377	SunTrust Banks, Inc.	93,718
279	SVB Financial Group (a)	66,947
1,187	Wells Fargo & Co.	62,227
797	Zions Bancorp	42,023

		1,193,894

	Capital Markets — 3.2%
346	Ameriprise Financial, Inc.	51,205
767	Bank of New York Mellon Corp. (The)	39,503
2,164	Charles Schwab Corp. (The)	113,020

JPMorgan U.S. Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2018 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Capital Markets — continued
46	Goldman Sachs Group, Inc. (The)	11,488
590	Intercontinental Exchange, Inc.	42,813
3,965	Morgan Stanley	213,951
29	S&P Global, Inc.	5,574

		477,554

	Consumer Finance — 1.0%
1,442	Capital One Financial Corp.	138,160

	Diversified Financial Services — 0.6%
49	Berkshire Hathaway, Inc., Class B (a)	9,868
1,588	Voya Financial, Inc.	80,206

		90,074

	Insurance — 2.6%
3,152	American International Group, Inc.	171,530
1,030	Brighthouse Financial, Inc. (a)	52,944
75	Chubb Ltd.	10,293
2,330	Hartford Financial Services Group, Inc. (The)	120,045
174	Lincoln National Corp.	12,741
43	MetLife, Inc.	1,966
201	Principal Financial Group, Inc.	12,223
39	RenaissanceRe Holdings Ltd., (Bermuda)	5,399

		387,141

	Total Financials	2,286,823

	Health Care — 14.0%
	Biotechnology — 2.1%
541	AbbVie, Inc.	51,223
433	Biogen, Inc. (a)	118,573
54	Celgene Corp. (a)	4,853
340	Gilead Sciences, Inc.	25,595
332	Incyte Corp. (a)	27,707
542	Vertex Pharmaceuticals, Inc. (a)	88,318

		316,269

	Health Care Equipment & Supplies — 2.2%
444	Abbott Laboratories	26,610
4,426	Boston Scientific Corp. (a)	120,914
75	Danaher Corp.	7,385
1,677	Medtronic plc	134,551
350	Zimmer Biomet Holdings, Inc.	38,126

		327,586

	Health Care Providers & Services — 3.3%
590	Aetna, Inc.	99,657
260	AmerisourceBergen Corp.	22,446
161	Cigna Corp.	27,026
1,559	UnitedHealth Group, Inc.	333,715

		482,844

	Life Sciences Tools & Services — 0.6%
325	Agilent Technologies, Inc.	21,717
338	Thermo Fisher Scientific, Inc.	69,792

		91,509

	Pharmaceuticals — 5.8%
255	Allergan plc	42,902
780	Bristol-Myers Squibb Co.	49,304
478	Eli Lilly & Co.	37,015
2,424	Johnson & Johnson	310,691
1,506	Merck & Co., Inc.	82,033
187	Mylan NV (a)	7,709
9,166	Pfizer, Inc.	325,303

		854,957

	Total Health Care	2,073,165

	Industrials — 12.1%
	Aerospace & Defense — 3.8%
1,170	General Dynamics Corp.	258,473
345	L3 Technologies, Inc.	71,667
570	Northrop Grumman Corp.	199,156
273	United Technologies Corp.	34,383

		563,679

	Airlines — 0.3%
696	Delta Air Lines, Inc.	38,153

	Building Products — 0.4%
382	Allegion plc	32,566
594	Masco Corp.	24,019

		56,585

	Commercial Services & Supplies — 0.1%
107	Waste Management, Inc.	8,998

	Electrical Equipment — 1.3%
2,493	Eaton Corp. plc	199,241

	Industrial Conglomerates — 0.3%
274	Honeywell International, Inc.	39,663

	Machinery — 2.4%
1,318	Caterpillar, Inc.	194,318
32	Dover Corp.	3,119
873	Ingersoll-Rand plc	74,652
174	PACCAR, Inc.	11,501
62	Parker-Hannifin Corp.	10,616
69	Snap-on, Inc.	10,160
364	Stanley Black & Decker, Inc.	55,741

		360,107

	Road & Rail — 2.9%
1,664	Norfolk Southern Corp.	225,956
1,478	Union Pacific Corp.	198,752

		424,708

JPMorgan U.S. Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2018 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Trading Companies & Distributors — 0.6%
1,744	Fastenal Co.	95,204

	Total Industrials	1,786,338

	Information Technology — 24.5%
	Electronic Equipment, Instruments & Components — 0.0% (g)
73	Corning, Inc.	2,039

	Internet Software & Services — 5.3%
433	Alphabet, Inc., Class A (a)	449,178
179	Alphabet, Inc., Class C (a)	184,450
924	Facebook, Inc., Class A (a)	147,711

		781,339

	IT Services — 4.9%
1,137	Accenture plc, Class A	174,547
224	Alliance Data Systems Corp.	47,587
45	DXC Technology Co.	4,541
120	Fidelity National Information Services, Inc.	11,552
812	International Business Machines Corp.	124,569
91	Mastercard, Inc., Class A	15,997
125	PayPal Holdings, Inc. (a)	9,487
4	Square, Inc., Class A (a)	214
2,597	Visa, Inc., Class A	310,707
60	WEX, Inc. (a)	9,451
97	Worldpay, Inc. (a)	7,984

		716,636

	Semiconductors & Semiconductor Equipment — 5.4%
2,359	Analog Devices, Inc.	214,987
296	Broadcom Ltd.	69,724
1,603	Microchip Technology, Inc.	146,424
863	NVIDIA Corp.	199,932
1,666	Texas Instruments, Inc.	173,053

		804,120

	Software — 5.6%
170	Adobe Systems, Inc. (a)	36,671
6,213	Microsoft Corp.	567,058
3,990	Oracle Corp.	182,521
38	salesforce.com, Inc. (a)	4,440
255	Workday, Inc., Class A (a)	32,472

		823,162

	Technology Hardware, Storage & Peripherals — 3.3%
2,723	Apple, Inc.	456,884
1,862	Hewlett Packard Enterprise Co.	32,654

		489,538

	Total Information Technology	3,616,834

	Materials — 2.1%
	Chemicals — 0.6%
930	DowDuPont, Inc.	59,231
256	Eastman Chemical Co.	27,038
126	Huntsman Corp.	3,680

		89,949

	Construction Materials — 0.3%
362	Vulcan Materials Co.	41,361

	Containers & Packaging — 1.2%
422	Ball Corp.	16,762
1,323	Crown Holdings, Inc. (a)	67,153
1,614	WestRock Co.	103,593

		187,508

	Total Materials	318,818

	Real Estate — 0.7%
	Equity Real Estate Investment Trusts (REITs) — 0.7%
479	AvalonBay Communities, Inc.	78,725
284	Vornado Realty Trust	19,139

	Total Real Estate	97,864

	Telecommunication Services — 0.5%
	Wireless Telecommunication Services — 0.5%
1,134	T-Mobile US, Inc. (a)	69,190

	Utilities — 2.5%
	Electric Utilities — 2.3%
300	American Electric Power Co., Inc.	20,553
1,136	NextEra Energy, Inc.	185,566
2,890	Xcel Energy, Inc.	131,424

		337,543

	Multi-Utilities — 0.2%
290	CMS Energy Corp.	13,129
306	NiSource, Inc.	7,327
252	Public Service Enterprise Group, Inc.	12,645

		33,101

	Total Utilities	370,644

	Total Common Stocks (Cost $10,787,992)	14,578,716

JPMorgan U.S. Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2018 (Unaudited) (continued)

(Amounts in thousands)

NUMBER OF WARRANTS	SECURITY DESCRIPTION	VALUE($)
Warrant — 0.0% (g)
	Financials — 0.0% (g)
	Consumer Finance — 0.0% (g)
24	Emergent Capital, Inc., expiring 10/01/2019 (Strike Price $10.75) (a) (bb) (Cost $–)	—	(h)

SHARES
Short-Term Investment — 0.8%
	Investment Company — 0.8%
123,923	JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 1.54% (b) (l) (Cost $123,923)	123,923

	Total Investments — 99.4% (Cost $10,911,915)	14,702,639
	Other Assets in Excess of Liabilities — 0.6%	83,090

	NET ASSETS — 100.0%	$14,785,729

Percentages indicated are based on net assets. Futures contracts outstanding as of March 31, 2018:
Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 E-Mini Index	877	06/2018	USD	115,896	(2,776)

					(2,776)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

USD	—	United States Dollar
(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(g)	—	Amount rounds to less than 0.05%.
(h)	—	Amount rounds to less than 500.
(l)	—	The rate shown is the current yield as of March 31, 2018.
(bb)	—	Security has been valued using significant unobservable inputs.

JPMorgan U.S. Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2018 (Unaudited) (continued)

(Amounts in thousands)

A. Valuation of Investments — The valuation of investments is in accordance with GAAP and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date. Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Futures are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2— Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Total Investments in Securities (a)	$14,702,639	$—	$—	(b)	$14,702,639

Depreciation in Other Financial Instruments
Futures Contracts (a)	$(2,776)	$—	$—		$(2,776)

(a)	All portfolio holdings designated as level 1 and level 3 are disclosed individually on the SOI. Level 3 consists of warrants. Please refer to the SOI for industry specifics of portfolio holdings.
(b)	Amount rounds to less than 500.

There were no transfers among any levels during the period ended March 31, 2018.

JPMorgan U.S. Large Cap Core Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2018 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Long Positions — 125.2%
Common Stocks — 124.0%
	Consumer Discretionary — 17.0%
	Auto Components — 0.9%
915	Aptiv plc	77,746

	Hotels, Restaurants & Leisure — 0.5%
524	Hilton Worldwide Holdings, Inc.	41,253

	Household Durables — 1.2%
369	DR Horton, Inc.	16,183
830	Lennar Corp., Class A	48,949
165	Mohawk Industries, Inc. (a) (j)	38,328

		103,460

	Internet & Direct Marketing Retail — 3.3%
186	Amazon.com, Inc. (a)	269,511
223	Expedia, Inc.	24,629

		294,140

	Media — 5.2%
392	Charter Communications, Inc., Class A (a)	121,940
1,249	Comcast Corp., Class A (j)	42,689
994	DISH Network Corp., Class A (a) (j)	37,645
301	Time Warner, Inc.	28,478
2,769	Twenty-First Century Fox, Inc., Class A	101,610
2,059	Twenty-First Century Fox, Inc., Class B	74,887
470	Walt Disney Co. (The)	47,241

		454,490

	Multiline Retail — 0.6%
566	Dollar Tree, Inc. (a)	53,726

	Specialty Retail — 3.9%
116	AutoZone, Inc. (a)	75,397
828	Home Depot, Inc. (The) (j)	147,506
956	Lowe’s Cos., Inc. (j)	83,928
123	O’Reilly Automotive, Inc. (a) (j)	30,346
114	Ross Stores, Inc.	8,887

		346,064

	Textiles, Apparel & Luxury Goods — 1.4%
963	NIKE, Inc., Class B (j)	63,979
416	PVH Corp.	63,006

		126,985

	Total Consumer Discretionary	1,497,864

	Consumer Staples — 6.2%
	Beverages — 1.8%
945	Coca-Cola Co. (The)	41,055
257	Molson Coors Brewing Co., Class B (j)	19,341
910	PepsiCo, Inc.	99,335

		159,731

	Food & Staples Retailing — 0.6%
510	Kroger Co. (The)	12,208
604	Walgreens Boots Alliance, Inc. (j)	39,549

		51,757

	Food Products — 1.9%
331	Kraft Heinz Co. (The)	20,591
3,601	Mondelez International, Inc., Class A (j)	150,255

		170,846

	Household Products — 0.1%
127	Colgate-Palmolive Co.	9,118

	Personal Products — 0.1%
37	Estee Lauder Cos., Inc. (The), Class A (j)	5,612

	Tobacco — 1.7%
1,458	Philip Morris International, Inc. (j)	144,878

	Total Consumer Staples	541,942

	Energy — 9.7%
	Oil, Gas & Consumable Fuels — 9.7%
514	Andeavor	51,732
902	Chevron Corp.	102,858
281	Concho Resources, Inc. (a)	42,279
132	Diamondback Energy, Inc. (a) (j)	16,745
941	EOG Resources, Inc. (j)	99,086
257	EQT Corp.	12,233
659	Marathon Petroleum Corp.	48,143
3,707	Occidental Petroleum Corp. (j)	240,809
1,565	Parsley Energy, Inc., Class A (a)	45,361
931	Pioneer Natural Resources Co. (j)	159,869
457	TransCanada Corp., (Canada)	18,888
195	Valero Energy Corp.	18,051

	Total Energy	856,054

	Financials — 19.7%
	Banks — 8.3%
7,277	Bank of America Corp. (j)	218,233
2,749	Citigroup, Inc.	185,551
385	First Republic Bank	35,671
4,173	KeyCorp	81,577
71	Signature Bank (a)	10,046

SEE NOTES TO FINANCIAL STATEMENTS.

JPMorgan U.S. Large Cap Core Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2018 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Long Positions — continued
Common Stocks — continued
	Banks — continued
692	SunTrust Banks, Inc.	47,098
333	SVB Financial Group (a)	79,889
1,154	Wells Fargo & Co. (j)	60,456
168	Zions Bancorp (j)	8,882

		727,403

	Capital Markets — 5.0%
739	Bank of New York Mellon Corp. (The)	38,077
856	Charles Schwab Corp. (The) (j)	44,715
328	Goldman Sachs Group, Inc. (The) (j)	82,592
553	Intercontinental Exchange, Inc. (j)	40,124
3,037	Morgan Stanley (j)	163,858
295	S&P Global, Inc.	56,277
190	State Street Corp.	18,926

		444,569

	Consumer Finance — 1.1%
980	Capital One Financial Corp. (j)	93,869

	Diversified Financial Services — 1.5%
323	Berkshire Hathaway, Inc., Class B (a)	64,422
1,276	Voya Financial, Inc.	64,416

		128,838

	Insurance — 3.8%
1,164	American International Group, Inc.	63,331
343	Axis Capital Holdings Ltd.	19,774
422	Chubb Ltd. (j)	57,716
1,294	Hartford Financial Services Group, Inc. (The) (j)	66,655
1,093	Lincoln National Corp.	79,851
339	Principal Financial Group, Inc.	20,643
222	RenaissanceRe Holdings Ltd., (Bermuda) (j)	30,716

		338,686

	Total Financials	1,733,365

	Health Care — 15.7%
	Biotechnology — 2.8%
349	AbbVie, Inc.	33,053
245	Biogen, Inc. (a)	67,174
305	Celgene Corp. (a)	27,185
1,028	Gilead Sciences, Inc. (j)	77,475
242	Vertex Pharmaceuticals, Inc. (a)	39,503

		244,390

	Health Care Equipment & Supplies — 3.7%
2,090	Boston Scientific Corp. (a)	57,095
423	Danaher Corp. (j)	41,370
1,165	Medtronic plc	93,452
1,200	Zimmer Biomet Holdings, Inc. (j)	130,896

		322,813

	Health Care Providers & Services — 3.7%
905	AmerisourceBergen Corp.	77,996
95	Anthem, Inc.	20,895
119	Cigna Corp.	19,965
964	UnitedHealth Group, Inc. (j)	206,226

		325,082

	Life Sciences Tools & Services — 0.3%
372	Agilent Technologies, Inc. (j)	24,882

	Pharmaceuticals — 5.2%
378	Allergan plc (j)	63,608
1,051	Bristol-Myers Squibb Co. (j)	66,455
521	Eli Lilly & Co. (j)	40,285
1,149	Merck & Co., Inc.	62,604
1,333	Mylan NV (a)	54,882
4,867	Pfizer, Inc. (j)	172,737

		460,571

	Total Health Care	1,377,738

	Industrials — 14.8%
	Aerospace & Defense — 3.6%
278	General Dynamics Corp. (j)	61,466
89	Harris Corp.	14,369
592	Northrop Grumman Corp. (j)	206,580
293	United Technologies Corp. (j)	36,850

		319,265

	Airlines — 0.8%
1,239	Delta Air Lines, Inc.	67,898

	Building Products — 0.8%
476	Allegion plc	40,614
760	Masco Corp. (j)	30,725

		71,339

	Commercial Services & Supplies — 0.8%
195	Waste Connections, Inc.	13,958
715	Waste Management, Inc.	60,112

		74,070

	Electrical Equipment — 0.8%
850	Eaton Corp. plc (j)	67,909

JPMorgan U.S. Large Cap Core Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2018 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Long Positions — continued
Common Stocks — continued
	Industrial Conglomerates — 0.7%
431	Honeywell International, Inc.	62,219

	Machinery — 2.9%
284	Caterpillar, Inc.	41,836
217	Dover Corp.	21,298
192	Ingersoll-Rand plc	16,438
406	PACCAR, Inc.	26,892
490	Parker-Hannifin Corp.	83,865
6	Snap-on, Inc. (j)	950
407	Stanley Black & Decker, Inc.	62,417

		253,696

	Road & Rail — 3.9%
224	Canadian Pacific Railway Ltd., (Canada)	39,499
1,165	Norfolk Southern Corp. (j)	158,189
1,079	Union Pacific Corp. (j)	145,032

		342,720

	Trading Companies & Distributors — 0.5%
820	Fastenal Co.	44,787

	Total Industrials	1,303,903

	Information Technology — 31.1%
	Electronic Equipment, Instruments & Components — 0.1%
410	Corning, Inc.	11,422

	Internet Software & Services — 6.4%
180	Alphabet, Inc., Class A (a) (j)	187,155
227	Alphabet, Inc., Class C (a) (j)	234,003
868	Facebook, Inc., Class A (a) (j)	138,717

		559,875

	IT Services — 7.5%
335	Accenture plc, Class A (j)	51,373
253	DXC Technology Co.	25,465
673	Fidelity National Information Services, Inc.	64,778
283	International Business Machines Corp. (j)	43,360
512	Mastercard, Inc., Class A (j)	89,690
1,393	PayPal Holdings, Inc. (a)	105,682
122	Square, Inc., Class A (a)	5,992
722	Visa, Inc., Class A	86,318
506	WEX, Inc. (a)	79,233
1,248	Worldpay, Inc. (a)	102,649

		654,540

	Semiconductors & Semiconductor Equipment — 6.5%
989	Analog Devices, Inc. (j)	90,168
613	Broadcom Ltd.	144,405
292	Maxim Integrated Products, Inc.	17,614
612	Microchip Technology, Inc.	55,928
447	Micron Technology, Inc. (a)	23,298
437	NVIDIA Corp.	101,191
825	ON Semiconductor Corp. (a)	20,182
1,156	Texas Instruments, Inc. (j)	120,100

		572,886

	Software — 6.9%
329	Adobe Systems, Inc. (a)	71,134
78	Intuit, Inc.	13,580
3,923	Microsoft Corp. (j)	358,075
2,296	Oracle Corp. (j)	105,043
214	salesforce.com, Inc. (a)	24,893
235	Workday, Inc., Class A (a)	29,888

		602,613

	Technology Hardware, Storage & Peripherals — 3.7%
1,602	Apple, Inc. (j)	268,786
3,412	Hewlett Packard Enterprise Co.	59,841

		328,627

	Total Information Technology	2,729,963

	Materials — 4.9%
	Chemicals — 3.7%
133	Celanese Corp., Series A	13,318
2,507	DowDuPont, Inc.	159,724
975	Eastman Chemical Co.	102,981
1,632	Huntsman Corp.	47,740

		323,763

	Containers & Packaging — 1.2%
568	Ball Corp.	22,547
1,346	WestRock Co.	86,363

		108,910

	Total Materials	432,673

	Real Estate — 1.2%
	Equity Real Estate Investment Trusts (REITs) — 1.2%
275	AvalonBay Communities, Inc.	45,161
189	Boston Properties, Inc.	23,326
244	JBG SMITH Properties	8,227
372	Vornado Realty Trust	25,049

	Total Real Estate	101,763

JPMorgan U.S. Large Cap Core Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2018 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Long Positions — continued
Common Stocks — continued
	Telecommunication Services — 0.3%
	Wireless Telecommunication Services — 0.3%
456	T-Mobile US, Inc. (a) (j)	27,809

	Utilities — 3.4%
	Electric Utilities — 2.7%
461	American Electric Power Co., Inc.	31,592
239	Exelon Corp.	9,307
708	FirstEnergy Corp.	24,070
427	Great Plains Energy, Inc.	13,565
614	NextEra Energy, Inc. (j)	100,364
214	PG&E Corp.	9,405
1,000	Xcel Energy, Inc.	45,476

		233,779

	Multi-Utilities — 0.7%
1,783	NiSource, Inc. (j)	42,638
413	Public Service Enterprise Group, Inc.	20,735

		63,373

	Total Utilities	297,152

	Total Common Stocks (Cost $7,960,512)	10,900,226

Short-Term Investment — 1.2%
	Investment Company — 1.2%
103,196	JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 1.54% (b) (l) (Cost $103,196)	103,196

	Total Investments — 125.2% (Cost $8,063,708)	11,003,422
	Liabilities in Excess of Other Assets — (25.2)%	(2,215,992)

	NET ASSETS — 100.0%	$8,787,430

Short Positions — 25.3%
Common Stocks — 25.3%
	Consumer Discretionary — 2.1%
	Automobiles — 0.2%
55	Tesla, Inc. (a)	14,565

	Hotels, Restaurants & Leisure — 0.5%
275	Carnival Corp.	18,019
28	Chipotle Mexican Grill, Inc. (a)	9,021
113	McDonald’s Corp.	17,598

		44,638

	Household Durables — 0.2%
293	PulteGroup, Inc.	8,639
102	Toll Brothers, Inc.	4,404
57	Whirlpool Corp.	8,775

		21,818

	Media — 0.6%
371	Interpublic Group of Cos., Inc. (The)	8,554
577	Omnicom Group, Inc.	41,909

		50,463

	Multiline Retail — 0.2%
258	Target Corp.	17,938

	Specialty Retail — 0.2%
574	Bed Bath & Beyond, Inc.	12,058
100	TJX Cos., Inc. (The)	8,137

		20,195

	Textiles, Apparel & Luxury Goods — 0.2%
1,072	Hanesbrands, Inc.	19,747

	Total Consumer Discretionary	189,364

	Consumer Staples — 2.6%
	Beverages — 0.1%
209	Brown-Forman Corp., Class B	11,357

	Food & Staples Retailing — 0.3%
334	Walmart, Inc.	29,755

	Food Products — 0.9%
208	Campbell Soup Co.	8,993
758	General Mills, Inc.	34,153
133	Hershey Co. (The)	13,192
182	McCormick & Co., Inc. (Non-Voting)	19,414

		75,752

	Household Products — 1.3%
483	Church & Dwight Co., Inc.	24,330
176	Clorox Co. (The)	23,467
228	Kimberly-Clark Corp.	25,114
529	Procter & Gamble Co. (The)	41,924

		114,835

	Total Consumer Staples	231,699

JPMorgan U.S. Large Cap Core Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2018 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Short Positions — continued
Common Stocks — continued
	Energy — 4.2%
	Energy Equipment & Services — 1.1%
570	Halliburton Co.	26,776
1,041	Schlumberger Ltd.	67,419

		94,195

	Oil, Gas & Consumable Fuels — 3.1%
891	Apache Corp.	34,298
240	Cheniere Energy, Inc. (a)	12,821
231	Cimarex Energy Co.	21,556
595	ConocoPhillips	35,259
1,637	Enbridge, Inc., (Canada)	51,532
1,357	Exxon Mobil Corp.	101,278
194	Phillips 66	18,584

		275,328

	Total Energy	369,523

	Financials — 2.8%
	Banks — 1.0%
529	BancorpSouth Bank	16,807
109	Bank of Hawaii Corp.	9,044
111	M&T Bank Corp.	20,469
1,702	People’s United Financial, Inc.	31,763
320	US Bancorp	16,140

		94,223

	Capital Markets — 0.7%
105	FactSet Research Systems, Inc.	20,874
329	Invesco Ltd.	10,538
170	Nasdaq, Inc.	14,643
144	Northern Trust Corp.	14,846

		60,901

	Consumer Finance — 0.0% (g)
15	American Express Co.	1,389

	Insurance — 1.1%
325	Aflac, Inc.	14,209
144	Allstate Corp. (The)	13,623
100	Arch Capital Group Ltd. (a)	8,559
424	Torchmark Corp.	35,666
32	Travelers Cos., Inc. (The)	4,487
178	Unum Group	8,481
129	WR Berkley Corp.	9,364

		94,389

	Total Financials	250,902

	Health Care — 2.6%
	Biotechnology — 0.2%
62	Regeneron Pharmaceuticals, Inc. (a)	21,271

	Health Care Equipment & Supplies — 0.7%
116	Edwards Lifesciences Corp. (a)	16,196
228	Stryker Corp.	36,662
52	Varian Medical Systems, Inc. (a)	6,404

		59,262

	Health Care Providers & Services — 1.3%
491	Cardinal Health, Inc.	30,747
770	Henry Schein, Inc. (a)	51,757
115	Humana, Inc.	30,912

		113,416

	Health Care Technology — 0.4%
537	Cerner Corp. (a)	31,172

	Total Health Care	225,121

	Industrials — 3.1%
	Aerospace & Defense — 0.0% (g)
188	Arconic, Inc.	4,331

	Air Freight & Logistics — 0.3%
18	FedEx Corp.	4,272
211	United Parcel Service, Inc., Class B	22,078

		26,350

	Building Products — 0.5%
278	Fortune Brands Home & Security, Inc.	16,369
671	Johnson Controls International plc	23,652

		40,021

	Commercial Services & Supplies — 0.2%
274	Republic Services, Inc.	18,115

	Electrical Equipment — 0.2%
143	Hubbell, Inc.	17,416

	Industrial Conglomerates — 0.4%
13	3M Co.	2,914
2,316	General Electric Co.	31,219

		34,133

	Machinery — 0.1%
147	Donaldson Co., Inc.	6,619

	Road & Rail — 1.1%
1,132	Canadian National Railway Co., (Canada)	82,795

JPMorgan U.S. Large Cap Core Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2018 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Short Positions — continued
Common Stocks — continued
	Road & Rail — continued
91	Knight-Swift Transportation Holdings, Inc.	4,207
235	Werner Enterprises, Inc.	8,579

		95,581

	Trading Companies & Distributors — 0.3%
103	WW Grainger, Inc.	28,949

	Total Industrials	271,515

	Information Technology — 2.5%
	Internet Software & Services — 0.4%
906	eBay, Inc. (a)	36,476

	IT Services — 0.1%
54	Automatic Data Processing, Inc.	6,174
68	Paychex, Inc.	4,181

		10,355

	Semiconductors & Semiconductor Equipment — 1.6%
264	Applied Materials, Inc.	14,699
298	Qorvo, Inc. (a)	20,974
416	QUALCOMM, Inc.	23,035
143	Skyworks Solutions, Inc.	14,290
1,179	Taiwan Semiconductor Manufacturing Co. Ltd., (Taiwan), ADR	51,576
191	Xilinx, Inc.	13,826

		138,400

	Technology Hardware, Storage & Peripherals — 0.4%
177	Seagate Technology plc	10,378
224	Western Digital Corp.	20,662

		31,040

	Total Information Technology	216,271

	Materials — 1.7%
	Chemicals — 1.3%
85	Air Products & Chemicals, Inc.	13,578
331	Albemarle Corp.	30,737
105	Ecolab, Inc.	14,405
198	LyondellBasell Industries NV, Class A	20,972
227	Praxair, Inc.	32,714

		112,406

	Containers & Packaging — 0.4%
98	AptarGroup, Inc.	8,846
39	Avery Dennison Corp.	4,162
483	Sealed Air Corp.	20,678

		33,686

	Total Materials	146,092

	Real Estate — 1.7%
	Equity Real Estate Investment Trusts (REITs) — 1.7%
150	Alexandria Real Estate Equities, Inc.	18,759
454	Apartment Investment & Management Co., Class A	18,504
338	Extra Space Storage, Inc.	29,530
527	Realty Income Corp.	27,286
12	Regency Centers Corp.	724
243	Simon Property Group, Inc.	37,546
219	SL Green Realty Corp.	21,227

	Total Real Estate	153,576

	Telecommunication Services — 0.3%
	Diversified Telecommunication Services — 0.3%
781	AT&T, Inc.	27,852

	Utilities — 1.7%
	Electric Utilities — 1.1%
153	Edison International	9,713
1,171	PPL Corp.	33,113
1,235	Southern Co. (The)	55,149

		97,975

	Multi-Utilities — 0.6%
459	Dominion Energy, Inc.	30,931
163	DTE Energy Co.	17,013

		47,944

	Total Utilities	145,919

	Total Securities Sold Short (Proceeds $2,363,635)	$2,227,834

Percentages indicated are based on net assets.

JPMorgan U.S. Large Cap Core Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2018 (Unaudited) (continued)

(Amounts in thousands, except number of Futures contracts)

Futures contracts outstanding as of March 31, 2018:

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 E-Mini Index	329	06/2018	USD	43,477	(22)

					(22)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ADR	—	American Depositary Receipt
USD	—	United States Dollar

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(g)	—	Amount rounds to less than 0.05%.
(j)	—	All or a portion of the security is segregated for short sales. The total value of securities segregated as collateral is approximately $3,095,686.
(l)	—	The rate shown is the current yield as of March 31, 2018.

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date

Futures are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Funds’ investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Funds’ assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan U.S. Large Cap Core Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2018 (Unaudited) (continued)

(Amounts in thousands)

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$11,003,422	$—	$—	$11,003,422

Total Liabilities for Securities Sold Short (a)	$(2,227,834)	$—	$—	$(2,227,834)

Depreciation in Other Financial Instruments
Futures Contracts (a)	$(22)	$—	$—	$(22)

(a)	All portfolio holdings designated as level 1 are disclosed individually on the SOI. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers among any levels during the period ended March 31, 2018.

JPMorgan U.S. Research Enhanced Equity Fund

(formerly known as JPMorgan Disciplined Equity Fund)

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2018 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 98.9%
	Consumer Discretionary — 14.2%
	Auto Components — 0.3%
149	Aptiv plc	12,627
167	Delphi Technologies plc	7,967

		20,594

	Automobiles — 0.5%
2,788	Ford Motor Co.	30,895

	Diversified Consumer Services — 0.0% (g)
123	H&R Block, Inc.	3,128

	Hotels, Restaurants & Leisure — 0.9%
308	Hilton Worldwide Holdings, Inc.	24,266
101	Royal Caribbean Cruises Ltd.	11,903
176	Starbucks Corp.	10,160
183	Yum Brands, Inc.	15,553

		61,882

	Household Durables — 0.4%
374	Lennar Corp., Class A	22,055
106	Toll Brothers, Inc.	4,580

		26,635

	Internet & Direct Marketing Retail — 3.3%
128	Amazon.com, Inc. (a)	185,404
7	Booking Holdings, Inc. (a)	14,563
67	Expedia, Inc.	7,442
45	Netflix, Inc. (a)	13,143

		220,552

	Media — 4.2%
176	Charter Communications, Inc., Class A (a)	54,775
2,614	Comcast Corp., Class A	89,310
394	DISH Network Corp., Class A (a)	14,921
1,171	Sirius XM Holdings, Inc.	7,308
182	Time Warner, Inc.	17,204
1,244	Twenty-First Century Fox, Inc., Class A	45,650
516	Walt Disney Co. (The)	51,777

		280,945

	Multiline Retail — 0.7%
146	Dollar General Corp.	13,630
389	Dollar Tree, Inc. (a)	36,945

		50,575

	Specialty Retail — 3.0%
45	AutoZone, Inc. (a)	29,191
304	Best Buy Co., Inc.	21,263
444	Home Depot, Inc. (The)	79,067
446	Lowe’s Cos., Inc.	39,128
68	O’Reilly Automotive, Inc. (a)	16,822
242	Ross Stores, Inc.	18,863

		204,334

	Textiles, Apparel & Luxury Goods — 0.9%
495	NIKE, Inc., Class B	32,908
192	PVH Corp.	29,135

		62,043

	Total Consumer Discretionary	961,583

	Consumer Staples — 7.2%
	Beverages — 2.4%
376	Coca-Cola Co. (The)	16,321
89	Constellation Brands, Inc., Class A	20,285
605	Molson Coors Brewing Co., Class B	45,567
737	PepsiCo, Inc.	80,487

		162,660

	Food & Staples Retailing — 0.8%
301	CVS Health Corp.	18,719
479	Kroger Co. (The)	11,458
427	Walgreens Boots Alliance, Inc.	27,975

		58,152

	Food Products — 1.1%
182	Kraft Heinz Co. (The)	11,312
1,451	Mondelez International, Inc., Class A	60,567

		71,879

	Household Products — 0.8%
356	Colgate-Palmolive Co.	25,504
395	Procter & Gamble Co. (The)	31,331

		56,835

	Personal Products — 0.7%
311	Estee Lauder Cos., Inc. (The), Class A	46,563

	Tobacco — 1.4%
55	Altria Group, Inc.	3,403
908	Philip Morris International, Inc.	90,245

		93,648

	Total Consumer Staples	489,737

JPMorgan U.S. Research Enhanced Equity Fund

(formerly known as JPMorgan Disciplined Equity Fund)

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2018 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Energy — 5.6%
	Oil, Gas & Consumable Fuels — 5.6%
40	Andeavor	4,063
597	Chevron Corp.	68,127
159	Concho Resources, Inc. (a)	23,887
257	Diamondback Energy, Inc. (a)	32,516
552	EOG Resources, Inc.	58,056
286	EQT Corp.	13,593
847	Exxon Mobil Corp.	63,217
347	Marathon Petroleum Corp.	25,362
409	Occidental Petroleum Corp.	26,582
251	ONEOK, Inc.	14,258
285	Pioneer Natural Resources Co.	48,992

	Total Energy	378,653

	Financials — 14.5%
	Banks — 5.9%
4,567	Bank of America Corp.	136,955
438	BB&T Corp.	22,768
1,446	Citigroup, Inc.	97,619
109	Fifth Third Bancorp	3,448
434	Huntington Bancshares, Inc.	6,556
1,112	KeyCorp	21,730
173	SunTrust Banks, Inc.	11,785
42	SVB Financial Group (a)	9,960
1,659	Wells Fargo & Co.	86,927

		397,748

	Capital Markets — 3.5%
548	Bank of New York Mellon Corp. (The)	28,213
37	BlackRock, Inc.	19,989
694	Charles Schwab Corp. (The)	36,214
21	CME Group, Inc.	3,413
367	Intercontinental Exchange, Inc.	26,637
1,258	Morgan Stanley	67,903
539	State Street Corp.	53,705

		236,074

	Consumer Finance — 1.0%
329	American Express Co.	30,698
372	Capital One Financial Corp.	35,626

		66,324

	Diversified Financial Services — 1.7%
532	Berkshire Hathaway, Inc., Class B (a)	106,043
279	Voya Financial, Inc.	14,100

		120,143

	Insurance — 2.4%
950	American International Group, Inc.	51,672
126	Arthur J Gallagher & Co.	8,688
33	Chubb Ltd.	4,554
27	Everest Re Group Ltd.	7,037
604	Hartford Financial Services Group, Inc. (The)	31,092
280	Lincoln National Corp.	20,486
853	MetLife, Inc.	39,135

		162,664

	Total Financials	982,953

	Health Care — 13.3%
	Biotechnology — 2.4%
300	AbbVie, Inc.	28,386
72	Alexion Pharmaceuticals, Inc. (a)	8,025
99	Amgen, Inc.	16,843
114	Biogen, Inc. (a)	31,325
29	BioMarin Pharmaceutical, Inc. (a)	2,319
232	Celgene Corp. (a)	20,723
443	Gilead Sciences, Inc.	33,398
161	Vertex Pharmaceuticals, Inc. (a)	26,158

		167,177

	Health Care Equipment & Supplies — 2.9%
740	Abbott Laboratories	44,353
116	Becton Dickinson and Co.	25,050
1,319	Boston Scientific Corp. (a)	36,038
15	Cooper Cos., Inc. (The)	3,455
180	Danaher Corp.	17,614
25	Intuitive Surgical, Inc. (a)	10,155
358	Medtronic plc	28,679
287	Zimmer Biomet Holdings, Inc.	31,251

		196,595

	Health Care Providers & Services — 2.5%
153	AmerisourceBergen Corp.	13,190
253	Cigna Corp.	42,472
527	UnitedHealth Group, Inc.	112,778

		168,440

	Life Sciences Tools & Services — 0.7%
98	Agilent Technologies, Inc.	6,583
45	Illumina, Inc. (a)	10,733

JPMorgan U.S. Research Enhanced Equity Fund

(formerly known as JPMorgan Disciplined Equity Fund)

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2018 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Life Sciences Tools & Services — continued
7	Mettler-Toledo International, Inc. (a)	4,255
118	Thermo Fisher Scientific, Inc.	24,342

		45,913

	Pharmaceuticals — 4.8%
183	Allergan plc	30,764
540	Bristol-Myers Squibb Co.	34,143
567	Eli Lilly & Co.	43,830
614	Johnson & Johnson	78,671
742	Merck & Co., Inc.	40,411
245	Mylan NV (a)	10,103
2,432	Pfizer, Inc.	86,315

		324,237

	Total Health Care	902,362

	Industrials — 10.6%
	Aerospace & Defense — 2.3%
50	Boeing Co. (The)	16,525
212	General Dynamics Corp.	46,875
34	Harris Corp.	5,403
125	Northrop Grumman Corp.	43,640
329	United Technologies Corp.	41,344

		153,787

	Airlines — 0.6%
627	Delta Air Lines, Inc.	34,372
73	United Continental Holdings, Inc. (a)	5,092

		39,464

	Building Products — 0.7%
261	Allegion plc	22,227
698	Masco Corp.	28,223

		50,450

	Electrical Equipment — 0.7%
556	Eaton Corp. plc	44,430

	Industrial Conglomerates — 1.1%
527	Honeywell International, Inc.	76,128

	Machinery — 2.9%
51	Caterpillar, Inc.	7,457
106	Cummins, Inc.	17,198
133	Deere & Co.	20,580
614	Ingersoll-Rand plc	52,460
312	PACCAR, Inc.	20,612
41	Parker-Hannifin Corp.	7,012
164	Snap-on, Inc.	24,197
328	Stanley Black & Decker, Inc.	50,280

		199,796

	Road & Rail — 2.0%
352	Norfolk Southern Corp.	47,726
637	Union Pacific Corp.	85,565

		133,291

	Trading Companies & Distributors — 0.3%
284	Fastenal Co.	15,493
19	United Rentals, Inc. (a)	3,299

		18,792

	Total Industrials	716,138

	Information Technology — 24.7%
	Communications Equipment — 0.3%
430	Cisco Systems, Inc.	18,421

	Electronic Equipment, Instruments & Components — 0.1%
61	TE Connectivity Ltd.	6,054

	Internet Software & Services — 5.1%
119	Alphabet, Inc., Class A (a)	122,974
115	Alphabet, Inc., Class C (a)	118,965
641	Facebook, Inc., Class A (a)	102,426

		344,365

	IT Services — 4.1%
380	Accenture plc, Class A	58,299
30	Alliance Data Systems Corp.	6,428
485	Fidelity National Information Services, Inc.	46,667
226	International Business Machines Corp.	34,691
949	Visa, Inc., Class A	113,555
182	Worldpay, Inc. (a)	14,927

		274,567

	Semiconductors & Semiconductor Equipment — 4.4%
746	Analog Devices, Inc.	68,010
194	Broadcom Ltd.	45,645
286	Intel Corp.	14,885
275	Microchip Technology, Inc.	25,151
184	Micron Technology, Inc. (a)	9,604
278	NVIDIA Corp.	64,475
693	Texas Instruments, Inc.	72,017

		299,787

JPMorgan U.S. Research Enhanced Equity Fund

(formerly known as JPMorgan Disciplined Equity Fund)

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2018 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Software — 6.2%
51	Activision Blizzard, Inc.	3,447
300	Adobe Systems, Inc. (a)	64,802
128	Intuit, Inc.	22,206
2,968	Microsoft Corp.	270,899
889	Oracle Corp.	40,685
158	Workday, Inc., Class A (a)	20,033

		422,072

	Technology Hardware, Storage & Peripherals — 4.5%
1,472	Apple, Inc.	247,023
1,828	Hewlett Packard Enterprise Co.	32,054
1,259	HP, Inc.	27,595

		306,672

	Total Information Technology	1,671,938

	Materials — 2.9%
	Chemicals — 2.1%
160	Celanese Corp., Series A	16,064
1,299	DowDuPont, Inc.	82,746
410	Eastman Chemical Co.	43,246

		142,056

	Construction Materials — 0.0% (g)
34	Vulcan Materials Co.	3,870

	Containers & Packaging — 0.4%
149	Crown Holdings, Inc. (a)	7,537
269	WestRock Co.	17,236

		24,773

	Metals & Mining — 0.4%
201	Alcoa Corp. (a)	9,023
591	Freeport-McMoRan, Inc. (a)	10,384
144	Newmont Mining Corp.	5,634

		25,041

	Total Materials	195,740

	Real Estate — 2.3%
	Equity Real Estate Investment Trusts (REITs) — 2.3%
75	American Tower Corp.	10,828
169	AvalonBay Communities, Inc.	27,744
168	Brixmor Property Group, Inc.	2,565
47	Digital Realty Trust, Inc.	4,942
27	Equinix, Inc.	11,206
386	Equity Residential	23,755
92	Federal Realty Investment Trust	10,636
385	HCP, Inc.	8,937
108	Prologis, Inc.	6,784
139	Public Storage	27,814
283	Vornado Realty Trust	19,039

	Total Real Estate	154,250

	Telecommunication Services — 0.8%
	Diversified Telecommunication Services — 0.6%
441	AT&T, Inc.	15,711
498	Verizon Communications, Inc.	23,800

		39,511

	Wireless Telecommunication Services — 0.2%
213	T-Mobile US, Inc. (a)	13,008

	Total Telecommunication Services	52,519

	Utilities — 2.8%
	Electric Utilities — 2.4%
438	American Electric Power Co., Inc.	30,022
474	Exelon Corp.	18,487
405	NextEra Energy, Inc.	66,181
143	PG&E Corp.	6,286
884	Xcel Energy, Inc.	40,191

		161,167

	Multi-Utilities — 0.4%
619	Public Service Enterprise Group, Inc.	31,078

	Total Utilities	192,245

	Total Common Stocks (Cost $4,935,255)	6,698,118

PRINCIPAL AMOUNT($)
Short-Term Investments — 1.2%
	U.S. Treasury Obligation — 0.1%
3,172	U.S. Treasury Bills, 2.00% 01/31/2019 (k) (n)	3,119

SHARES
	Investment Company — 1.1%
76,631	JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 1.54% (b) (l)	76,631

JPMorgan U.S. Research Enhanced Equity Fund

(formerly known as JPMorgan Disciplined Equity Fund)

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2018 (Unaudited) (continued)

(Amounts in thousands, except number of Futures contracts)

SHARES	SECURITY DESCRIPTION	VALUE($)
Short-Term Investments — continued
	Total Short-Term Investments (Cost $79,750)	79,750

	Total Investments — 100.1% (Cost $5,015,005)	6,777,868
	Liabilities in Excess of Other Assets — (0.1)%	(9,838)

	NET ASSETS — 100.0%	$6,768,030

Percentages indicated are based on net assets.

Futures contracts outstanding as of March 31, 2018:

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 E-Mini Index	518	06/2018	USD	68,454	(2,417)

					(2,417)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

USD	—	United States Dollar

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(g)	—	Amount rounds to less than 0.05%.
(k)	—	All or a portion of this security is deposited with the broker as initial margin for futures contracts.
(l)	—	The rate shown is the current yield as of March 31, 2018.
(n)	—	The rate shown is the effective yield as of March 31, 2018.

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date. Investments in open-end investment companies, including J.P. Morgan Funds (the “Underlying Funds”), are valued at each Underlying Fund’s NAV per share as of the report date.

JPMorgan U.S. Research Enhanced Equity Fund

(formerly known as JPMorgan Disciplined Equity Fund)

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2018 (Unaudited) (continued)

(Amounts in thousands)

Futures are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$6,774,749	$3,119	$—	$6,777,868

Depreciation in Other Financial Instruments
Futures Contracts (a)	$(2,417)	$—	$—	$(2,417)

(a)	All portfolio holdings designated as level 1 and level 2 are disclosed individually on the SOI. Level 2 consists of a U.S. Treasury Bill that is held as initial margin for futures contracts. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers among any levels during the period ended March 31, 2018.

JPMorgan U.S. Small Company Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2018 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 99.2%
	Consumer Discretionary — 13.3%
	Auto Components — 1.1%
331	Stoneridge, Inc. (a)	9,130
167	Tenneco, Inc.	9,152

		18,282

	Distributors — 0.1%
187	Funko, Inc., Class A (a)	1,535
12	Weyco Group, Inc.	390

		1,925

	Diversified Consumer Services — 0.7%
156	Ascent Capital Group, Inc., Class A (a)	572
636	Houghton Mifflin Harcourt Co. (a)	4,422
364	Regis Corp. (a)	5,510
7	Strayer Education, Inc.	748

		11,252

	Hotels, Restaurants & Leisure — 3.7%
515	Bloomin’ Brands, Inc.	12,512
170	Brinker International, Inc.	6,137
426	Penn National Gaming, Inc. (a)	11,189
695	Pinnacle Entertainment, Inc. (a)	20,954
381	Sonic Corp.	9,623
84	Speedway Motorsports, Inc.	1,499

		61,914

	Household Durables — 1.8%
48	AV Homes, Inc. (a)	896
354	Beazer Homes USA, Inc. (a)	5,642
113	Hamilton Beach Brands Holding Co., Class A	2,391
339	Hovnanian Enterprises, Inc., Class A (a)	621
62	KB Home	1,755
18	Lifetime Brands, Inc.	228
759	Taylor Morrison Home Corp., Class A (a)	17,672

		29,205

	Internet & Direct Marketing Retail — 0.6%
255	Liberty TripAdvisor Holdings, Inc., Class A (a)	2,742
78	Shutterfly, Inc. (a)	6,330

		9,072

	Media — 1.6%
241	Entravision Communications Corp., Class A	1,131
242	Eros International plc, (India) (a)	2,635
99	EW Scripps Co. (The), Class A	1,183
923	Gannett Co., Inc.	9,214
245	Hemisphere Media Group, Inc. (a)	2,758
214	Sinclair Broadcast Group, Inc., Class A	6,689
187	tronc, Inc. (a)	3,066

		26,676

	Multiline Retail — 0.6%
136	Big Lots, Inc.	5,911
55	Dillard’s, Inc., Class A	4,419

		10,330

	Specialty Retail — 2.2%
51	Aaron’s, Inc.	2,363
104	Children’s Place, Inc. (The)	14,066
223	Hudson Ltd., (United Kingdom), Class A (a)	3,553
42	National Vision Holdings, Inc. (a)	1,344
349	Office Depot, Inc.	750
978	Pier 1 Imports, Inc.	3,149
45	RH (a)	4,278
215	Sleep Number Corp. (a)	7,571

		37,074

	Textiles, Apparel & Luxury Goods — 0.9%
206	Movado Group, Inc.	7,914
65	Perry Ellis International, Inc. (a)	1,682
201	Wolverine World Wide, Inc.	5,818

		15,414

	Total Consumer Discretionary	221,144

	Consumer Staples — 2.0%
	Food & Staples Retailing — 0.2%
91	Ingles Markets, Inc., Class A	3,080

	Food Products — 1.5%
781	Darling Ingredients, Inc. (a)	13,506
260	Dean Foods Co.	2,239
166	Pilgrim’s Pride Corp. (a)	4,090
25	Post Holdings, Inc. (a)	1,879
21	Sanderson Farms, Inc.	2,535
20	Seneca Foods Corp., Class A (a)	557

		24,806

	Personal Products — 0.3%
18	Herbalife Ltd. (a)	1,735
13	Medifast, Inc.	1,252
20	USANA Health Sciences, Inc. (a)	1,753

		4,740

	Total Consumer Staples	32,626

JPMorgan U.S. Small Company Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2018 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Energy — 4.0%
	Energy Equipment & Services — 1.0%
327	Archrock, Inc.	2,865
135	FTS International, Inc. (a)	2,486
53	Natural Gas Services Group, Inc. (a)	1,255
314	Parker Drilling Co. (a)	199
135	RigNet, Inc. (a)	1,831
339	Rowan Cos. plc, Class A (a)	3,906
30	SEACOR Holdings, Inc. (a)	1,523
30	SEACOR Marine Holdings, Inc. (a)	568
121	Unit Corp. (a)	2,397

		17,030

	Oil, Gas & Consumable Fuels — 3.0%
14	Adams Resources & Energy, Inc.	626
303	Delek US Energy, Inc.	12,320
1,047	Denbury Resources, Inc. (a)	2,868
6	Dorian LPG Ltd. (a)	48
810	EP Energy Corp., Class A (a)	1,085
887	HighPoint Resources Corp. (a)	4,506
75	International Seaways, Inc. (a)	1,315
56	NACCO Industries, Inc., Class A	1,853
263	Pacific Ethanol, Inc. (a)	790
342	Renewable Energy Group, Inc. (a)	4,371
168	REX American Resources Corp. (a)	12,260
326	Sanchez Energy Corp. (a)	1,020
1,535	W&T Offshore, Inc. (a)	6,799

		49,861

	Total Energy	66,891

	Financials — 17.2%
	Banks — 8.9%
53	1st Source Corp.	2,702
164	BancFirst Corp.	8,724
218	BancorpSouth Bank	6,942
197	Banner Corp.	10,948
14	Cadence BanCorp	381
85	Cathay General Bancorp	3,410
280	Central Pacific Financial Corp.	7,977
20	Central Valley Community Bancorp	389
22	Citizens & Northern Corp.	510
54	City Holding Co.	3,723
352	CVB Financial Corp.	7,974
3	East West Bancorp, Inc.	215
262	FCB Financial Holdings, Inc., Class A (a)	13,388
357	First Commonwealth Financial Corp.	5,037
24	First Community Bancshares, Inc.	710
56	First Financial Bancorp	1,652
79	First Hawaiian, Inc.	2,187
91	First Horizon National Corp.	1,711
57	First Interstate BancSystem, Inc., Class A	2,266
72	Flushing Financial Corp.	1,947
92	Fulton Financial Corp.	1,624
28	Great Western Bancorp, Inc.	1,132
36	Guaranty Bancorp	1,021
78	Heritage Financial Corp.	2,378
174	Hope Bancorp, Inc.	3,169
102	Independent Bank Corp.	2,325
11	Independent Bank Corp.	794
239	Investors Bancorp, Inc.	3,265
26	MainSource Financial Group, Inc.	1,053
20	National Bank Holdings Corp., Class A	660
198	OFG Bancorp, (Puerto Rico)	2,065
58	PacWest Bancorp	2,888
119	People’s United Financial, Inc.	2,222
25	Sierra Bancorp	658
101	Simmons First National Corp., Class A	2,884
17	Southside Bancshares, Inc.	595
219	TCF Financial Corp.	5,005
75	Trustmark Corp.	2,340
53	UMB Financial Corp.	3,822
265	Union Bankshares Corp.	9,714
51	Webster Financial Corp.	2,831
35	West Bancorp, Inc.	893
217	Westamerica Bancorp	12,598

		148,729

	Capital Markets — 1.2%
56	BrightSphere Investment Group plc	880
121	Houlihan Lokey, Inc.	5,379
42	MarketAxess Holdings, Inc.	9,154
24	Stifel Financial Corp.	1,445
18	Virtus Investment Partners, Inc.	2,228

		19,086

	Consumer Finance — 0.8%
10	Credit Acceptance Corp. (a)	3,139

JPMorgan U.S. Small Company Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2018 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Consumer Finance — continued
190	EZCORP, Inc., Class A (a)	2,508
69	Green Dot Corp., Class A (a)	4,446
72	Nelnet, Inc., Class A	3,753

		13,846

	Insurance — 2.5%
16	Ambac Financial Group, Inc. (a)	248
15	Blue Capital Reinsurance Holdings Ltd., (Bermuda)	188
301	CNO Financial Group, Inc.	6,531
55	First American Financial Corp.	3,245
20	Global Indemnity Ltd., (Cayman Islands)	694
31	Kemper Corp.	1,761
68	Kinsale Capital Group, Inc.	3,470
516	MBIA, Inc. (a)	4,780
84	Navigators Group, Inc. (The)	4,825
87	Primerica, Inc.	8,433
67	ProAssurance Corp.	3,238
108	Third Point Reinsurance Ltd., (Bermuda) (a)	1,510
61	Universal Insurance Holdings, Inc.	1,946

		40,869

	Mortgage Real Estate Investment Trusts (REITs) — 0.9%
468	Capstead Mortgage Corp.	4,046
51	Cherry Hill Mortgage Investment Corp.	887
1,110	CYS Investments, Inc.	7,459
43	Dynex Capital, Inc.	284
137	Invesco Mortgage Capital, Inc.	2,247

		14,923

	Thrifts & Mortgage Finance — 2.9%
91	BankFinancial Corp.	1,552
679	Beneficial Bancorp, Inc.	10,564
20	Capitol Federal Financial, Inc.	243
60	Charter Financial Corp.	1,217
19	First Defiance Financial Corp.	1,112
522	Meridian Bancorp, Inc.	10,524
224	MGIC Investment Corp. (a)	2,910
104	NMI Holdings, Inc., Class A (a)	1,723
561	Northfield Bancorp, Inc.	8,753
31	Provident Financial Holdings, Inc.	559
58	Radian Group, Inc.	1,112
131	Walker & Dunlop, Inc.	7,790

		48,059

	Total Financials	285,512

	Health Care — 17.6%
	Biotechnology — 7.5%
82	ACADIA Pharmaceuticals, Inc. (a)	1,852
889	Achillion Pharmaceuticals, Inc. (a)	3,296
119	Aimmune Therapeutics, Inc. (a)	3,781
298	Alder Biopharmaceuticals, Inc. (a)	3,780
156	AMAG Pharmaceuticals, Inc. (a)	3,149
363	Amicus Therapeutics, Inc. (a)	5,464
111	Arena Pharmaceuticals, Inc. (a)	4,371
72	ARMO BioSciences, Inc. (a)	2,701
47	Avexis, Inc. (a)	5,784
108	Biohaven Pharmaceutical Holding Co. Ltd. (a)	2,782
18	Bluebird Bio, Inc. (a)	3,091
171	Cara Therapeutics, Inc. (a)	2,119
66	Clovis Oncology, Inc. (a)	3,495
124	CytomX Therapeutics, Inc. (a)	3,536
128	Flexion Therapeutics, Inc. (a)	2,869
91	Global Blood Therapeutics, Inc. (a)	4,386
156	Homology Medicines, Inc. (a)	2,915
118	La Jolla Pharmaceutical Co. (a)	3,523
140	Mersana Therapeutics, Inc. (a)	2,202
203	Myriad Genetics, Inc. (a)	5,987
432	NewLink Genetics Corp. (a)	3,133
1,808	Novavax, Inc. (a)	3,797
77	Prothena Corp. plc, (Ireland) (a)	2,838
26	Puma Biotechnology, Inc. (a)	1,763
165	REGENXBIO, Inc. (a)	4,910
72	Sangamo Therapeutics, Inc. (a)	1,359
91	Sarepta Therapeutics, Inc. (a)	6,742
263	Selecta Biosciences, Inc. (a)	2,675
369	Seres Therapeutics, Inc. (a)	2,709
273	Solid Biosciences, Inc. (a)	2,048
82	Spark Therapeutics, Inc. (a)	5,447
1,182	Synergy Pharmaceuticals, Inc. (a)	2,162
257	TG Therapeutics, Inc. (a)	3,645
201	Vanda Pharmaceuticals, Inc. (a)	3,383
142	Voyager Therapeutics, Inc. (a)	2,666
140	Xencor, Inc. (a)	4,200

		124,560

	Health Care Equipment & Supplies — 3.7%
302	AngioDynamics, Inc. (a)	5,203
258	Integer Holdings Corp. (a)	14,584

JPMorgan U.S. Small Company Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2018 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Health Care Equipment & Supplies — continued
80	Lantheus Holdings, Inc. (a)	1,272
129	Masimo Corp. (a)	11,319
222	Meridian Bioscience, Inc.	3,148
102	NuVasive, Inc. (a)	5,341
49	Orthofix International NV (a)	2,874
40	OrthoPediatrics Corp. (a)	605
19	Utah Medical Products, Inc.	1,898
816	Wright Medical Group NV (a)	16,190

		62,434

	Health Care Providers & Services — 4.2%
349	Civitas Solutions, Inc. (a)	5,371
403	Cross Country Healthcare, Inc. (a)	4,481
222	Molina Healthcare, Inc. (a)	17,998
120	Owens & Minor, Inc.	1,858
136	RadNet, Inc. (a)	1,951
408	Surgery Partners, Inc. (a)	6,994
511	Tenet Healthcare Corp. (a)	12,380
437	Tivity Health, Inc. (a)	17,307
7	WellCare Health Plans, Inc. (a)	1,413

		69,753

	Health Care Technology — 0.2%
349	Allscripts Healthcare Solutions, Inc. (a)	4,308

	Life Sciences Tools & Services — 0.2%
82	Luminex Corp.	1,734
38	Medpace Holdings, Inc. (a)	1,337

		3,071

	Pharmaceuticals — 1.8%
217	Horizon Pharma plc (a)	3,080
100	Menlo Therapeutics, Inc. (a)	3,754
148	Nektar Therapeutics (a)	15,705
195	Paratek Pharmaceuticals, Inc. (a)	2,537
30	Prestige Brands Holdings, Inc. (a)	1,008
135	Reata Pharmaceuticals, Inc., Class A (a)	2,777
73	resTORbio, Inc. (a)	703

		29,564

	Total Health Care	293,690

	Industrials — 15.4%
	Aerospace & Defense — 1.1%
82	AAR Corp.	3,612
67	Curtiss-Wright Corp.	9,104
62	Moog, Inc., Class A (a)	5,093

		17,809

	Building Products — 1.6%
458	Continental Building Products, Inc. (a)	13,084
125	Gibraltar Industries, Inc. (a)	4,245
100	Masonite International Corp. (a)	6,160
115	Ply Gem Holdings, Inc. (a)	2,486

		25,975

	Commercial Services & Supplies — 2.5%
1,274	ACCO Brands Corp.	15,984
82	ARC Document Solutions, Inc. (a)	180
31	CECO Environmental Corp.	136
105	Deluxe Corp.	7,801
298	Ennis, Inc.	5,874
60	Essendant, Inc.	469
65	Interface, Inc.	1,630
47	MSA Safety, Inc.	3,879
96	VSE Corp.	4,950

		40,903

	Construction & Engineering — 1.7%
288	EMCOR Group, Inc.	22,428
54	MasTec, Inc. (a)	2,550
124	MYR Group, Inc. (a)	3,813

		28,791

	Electrical Equipment — 0.9%
277	Generac Holdings, Inc. (a)	12,699
90	Powell Industries, Inc.	2,415

		15,114

	Machinery — 3.1%
212	Actuant Corp., Class A	4,920
323	Briggs & Stratton Corp.	6,913
262	Douglas Dynamics, Inc.	11,349
38	FreightCar America, Inc.	512
36	Graham Corp.	775
152	Harsco Corp. (a)	3,131
71	Kadant, Inc.	6,709
24	Meritor, Inc. (a)	489
818	Wabash National Corp.	17,029

		51,827

	Professional Services — 2.6%
181	Barrett Business Services, Inc.	14,996
301	Huron Consulting Group, Inc. (a)	11,449
591	RPX Corp.	6,312
29	TriNet Group, Inc. (a)	1,334
161	TrueBlue, Inc. (a)	4,170
129	WageWorks, Inc. (a)	5,817

JPMorgan U.S. Small Company Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2018 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Professional Services — continued

		44,078

	Road & Rail — 0.4%
114	ArcBest Corp.	3,663
30	Covenant Transportation Group, Inc., Class A (a)	892
52	Schneider National, Inc., Class B	1,345
126	YRC Worldwide, Inc. (a)	1,112

		7,012

	Trading Companies & Distributors — 1.5%
75	Applied Industrial Technologies, Inc.	5,438
133	DXP Enterprises, Inc. (a)	5,177
444	MRC Global, Inc. (a)	7,291
319	Titan Machinery, Inc. (a)	7,523

		25,429

	Total Industrials	256,938

	Information Technology — 16.9%
	Communications Equipment — 1.0%
272	Ciena Corp. (a)	7,042
105	InterDigital, Inc.	7,699
65	NetScout Systems, Inc. (a)	1,713

		16,454

	Electronic Equipment, Instruments & Components — 2.5%
23	Bel Fuse, Inc., Class B	431
309	Benchmark Electronics, Inc.	9,212
46	ePlus, Inc. (a)	3,574
325	Knowles Corp. (a)	4,089
109	Tech Data Corp. (a)	9,313
289	TTM Technologies, Inc. (a)	4,421
617	Vishay Intertechnology, Inc.	11,476

		42,516

	Internet Software & Services — 1.5%
76	Box, Inc., Class A (a)	1,564
104	Care.com, Inc. (a)	1,686
18	Cargurus, Inc. (a)	700
173	DHI Group, Inc. (a)	276
232	NIC, Inc.	3,084
15	SendGrid, Inc. (a)	428
30	Stamps.com, Inc. (a)	6,072
148	Tintri, Inc. (a)	253
623	Web.com Group, Inc. (a)	11,267

		25,330

	IT Services — 2.8%
169	Convergys Corp.	3,827
102	CSG Systems International, Inc.	4,629
26	Euronet Worldwide, Inc. (a)	2,036
33	EVERTEC, Inc., (Puerto Rico)	546
335	Perficient, Inc. (a)	7,687
116	Science Applications International Corp.	9,141
48	Switch, Inc., Class A	765
730	Travelport Worldwide Ltd.	11,933
509	Unisys Corp. (a)	5,469

		46,033

	Semiconductors & Semiconductor Equipment — 3.0%
26	Advanced Energy Industries, Inc. (a)	1,630
189	Alpha & Omega Semiconductor Ltd. (a)	2,917
684	Amkor Technology, Inc. (a)	6,932
105	Cirrus Logic, Inc. (a)	4,278
69	Cohu, Inc.	1,565
142	Entegris, Inc.	4,928
413	Rambus, Inc. (a)	5,549
18	Silicon Laboratories, Inc. (a)	1,654
197	Synaptics, Inc. (a)	9,013
573	Xperi Corp.	12,125

		50,591

	Software — 5.7%
87	ACI Worldwide, Inc. (a)	2,066
300	Aspen Technology, Inc. (a)	23,675
71	Ebix, Inc.	5,304
83	Fair Isaac Corp. (a)	14,125
20	ForeScout Technologies, Inc. (a)	659
46	HubSpot, Inc. (a)	4,971
43	Manhattan Associates, Inc. (a)	1,818
424	Progress Software Corp.	16,295
65	Proofpoint, Inc. (a)	7,433
81	Rosetta Stone, Inc. (a)	1,069
166	SailPoint Technologies Holding, Inc. (a)	3,424
290	Synchronoss Technologies, Inc. (a)	3,062
7	Take-Two Interactive Software, Inc. (a)	704
90	VASCO Data Security International, Inc. (a)	1,168
211	Workiva, Inc. (a)	4,989
398	Zix Corp. (a)	1,699
77	Zscaler, Inc. (a)	2,161

JPMorgan U.S. Small Company Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2018 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Software — continued

		94,622

	Technology Hardware, Storage & Peripherals — 0.4%
240	Electronics For Imaging, Inc. (a)	6,567

	Total Information Technology	282,113

	Materials — 3.6%
	Chemicals — 1.9%
197	FutureFuel Corp.	2,360
110	Minerals Technologies, Inc.	7,391
255	OMNOVA Solutions, Inc. (a)	2,673
42	PolyOne Corp.	1,764
33	Sensient Technologies Corp.	2,294
196	Trinseo SA	14,514

		30,996

	Containers & Packaging — 0.6%
670	Graphic Packaging Holding Co.	10,277
31	Myers Industries, Inc.	658

		10,935

	Metals & Mining — 0.9%
20	Carpenter Technology Corp.	887
67	Kaiser Aluminum Corp.	6,790
46	SunCoke Energy, Inc. (a)	498
172	Worthington Industries, Inc.	7,374

		15,549

	Paper & Forest Products — 0.2%
40	Domtar Corp.	1,710
80	Verso Corp., Class A (a)	1,349

		3,059

	Total Materials	60,539

	Real Estate — 5.4%
	Equity Real Estate Investment Trusts (REITs) — 5.4%
44	Alexander & Baldwin, Inc.	1,027
94	American Assets Trust, Inc.	3,151
632	Ashford Hospitality Trust, Inc.	4,081
103	CBL & Associates Properties, Inc.	429
53	CorEnergy Infrastructure Trust, Inc.	1,982
136	CoreSite Realty Corp.	13,625
68	CubeSmart	1,912
81	DCT Industrial Trust, Inc.	4,583
369	DiamondRock Hospitality Co.	3,854
44	EastGroup Properties, Inc.	3,662
5	EPR Properties	260
26	Equity LifeStyle Properties, Inc.	2,264
51	First Industrial Realty Trust, Inc.	1,476
87	Franklin Street Properties Corp.	733
20	Gladstone Commercial Corp.	343
95	Government Properties Income Trust	1,298
234	Hersha Hospitality Trust	4,183
38	Highwoods Properties, Inc.	1,656
103	Hospitality Properties Trust	2,610
30	InfraREIT, Inc.	583
106	LTC Properties, Inc.	4,036
91	Mack-Cali Realty Corp.	1,519
13	National Retail Properties, Inc.	503
78	Pebblebrook Hotel Trust	2,690
53	Pennsylvania REIT	514
142	PotlatchDeltic Corp.	7,365
26	PS Business Parks, Inc.	2,883
186	Ramco-Gershenson Properties Trust	2,300
415	RLJ Lodging Trust	8,058
49	Saul Centers, Inc.	2,518
32	Summit Hotel Properties, Inc.	438
34	Taubman Centers, Inc.	1,906
43	Xenia Hotels & Resorts, Inc.	838

	Total Real Estate	89,280

	Telecommunication Services — 0.4%
	Diversified Telecommunication Services — 0.4%
636	Frontier Communications Corp.	4,722
1,419	Windstream Holdings, Inc.	2,001

	Total Telecommunication Services	6,723

	Utilities — 3.4%
	Electric Utilities — 1.0%
103	El Paso Electric Co.	5,258
76	PNM Resources, Inc.	2,915
181	Portland General Electric Co.	7,344
148	Spark Energy, Inc., Class A	1,754

		17,271

	Gas Utilities — 0.6%
26	Northwest Natural Gas Co.	1,488
51	Southwest Gas Holdings, Inc. (a)	3,476
60	Spire, Inc.	4,367

		9,331

	Independent Power and Renewable Electricity Producers — 1.0%
1,903	Atlantic Power Corp. (a)	3,996

JPMorgan U.S. Small Company Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2018 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Independent Power and Renewable Electricity Producers — continued
801	Dynegy, Inc. (a)	10,831
142	Pattern Energy Group, Inc., Class A	2,446

		17,273

	Multi-Utilities — 0.2%
26	Avista Corp.	1,317
28	NorthWestern Corp.	1,512

		2,829

	Water Utilities — 0.6%
170	American States Water Co.	9,015

	Total Utilities	55,719

	Total Common Stocks (Cost $1,362,008)	1,651,175

NUMBER OF WARRANTS
Warrant — 0.0%
	Financials — 0.0%
	Consumer Finance — 0.0%
–(h)	Emergent Capital, Inc., expiring 10/01/2019 (Strike Price $10.75) (a) (bb) (Cost $–)	—

SHARES
Short-Term Investment — 1.5%
	Investment Company — 1.5%
25,196	JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 1.54% (b) (l) (Cost $25,196)	25,196

	Total Investments — 100.7% (Cost $1,387,204)	1,676,371
	Liabilities in Excess of Other Assets — (0.7)%	(11,682)

	NET ASSETS — 100.0%	$1,664,689

Percentages indicated are based on net assets.

JPMorgan U.S. Small Company Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2018 (Unaudited) (continued)

(Amounts in thousands, except number of Futures contracts)

Futures contracts outstanding as of March 31, 2018:

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Russell 2000 E-Mini Index	241	06/2018	USD	18,451	(561)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

REIT	—	Real Estate Investment Trust
USD	—	United States Dollar

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(h)	—	Amount rounds to less than 500.
(l)	—	The rate shown is the current yield as of March 31, 2018.
(bb)	—	Security has been valued using significant unobservable inputs.

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Futures are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

JPMorgan U.S. Small Company Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2018 (Unaudited) (continued)

(Amounts in thousands)

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Investments in Securities
Common Stocks
Consumer Discretionary	$221,144	$—	$—		$221,144
Consumer Staples	32,626	—	—		32,626
Energy	66,891	—	—		66,891
Financials	285,512	—	—		285,512
Health Care	293,690	—	—		293,690
Industrials	256,938	—	—		256,938
Information Technology	282,113	—	—		282,113
Materials	60,539	—	—		60,539
Real Estate	89,280	—	—		89,280
Telecommunication Services	6,723	—	—		6,723
Utilities	55,719	—	—		55,719

Total Common Stocks	1,651,175	—	—		1,651,175

Warrant
Financials	—	—	—	(a)	—	(a)
Short-Term Investment
Investment Company	25,196	—	—		25,196

Total Investments in Securities	$1,676,371	$—	$—	(a)	$1,676,371

Depreciation in Other Financial Instruments
Futures Contracts	$(561)	$—	$—		$(561)

(a)	Value is Zero.

There were no transfers among any levels during the period ended March 31, 2018.

JPMorgan Value Advantage Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2018 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 97.5%
	Consumer Discretionary — 13.8%
	Distributors — 0.5%
598	Genuine Parts Co.	53,711

	Hotels, Restaurants & Leisure — 1.6%
1,719	Brinker International, Inc.	62,047
914	Hilton Worldwide Holdings, Inc.	71,964
2,897	La Quinta Holdings, Inc. (a)	54,783

		188,794

	Internet & Direct Marketing Retail — 0.5%
507	Expedia, Inc.	55,998

	Media — 5.0%
1,481	CBS Corp. (Non-Voting), Class B	76,102
302	Charter Communications, Inc., Class A (a)	94,109
1,946	Clear Channel Outdoor Holdings, Inc., Class A	9,535
1,176	Comcast Corp., Class A	40,187
3,889	DISH Network Corp., Class A (a)	147,366
4,929	Entercom Communications Corp., Class A	47,569
1,203	Nexstar Media Group, Inc., Class A	79,986
879	Time Warner, Inc.	83,154

		578,008

	Multiline Retail — 1.7%
1,708	Kohl’s Corp.	111,919
1,593	Nordstrom, Inc.	77,107

		189,026

	Specialty Retail — 3.9%
180	AutoZone, Inc. (a)	116,605
725	Best Buy Co., Inc.	50,762
1,527	Dick’s Sporting Goods, Inc.	53,528
1,546	Gap, Inc. (The)	48,237
387	Home Depot, Inc. (The)	69,054
797	Murphy USA, Inc. (a)	58,038
558	Tiffany & Co.	54,464

		450,688

	Textiles, Apparel & Luxury Goods — 0.6%
921	Columbia Sportswear Co.	70,410

	Total Consumer Discretionary	1,586,635

	Consumer Staples — 6.2%
	Beverages — 1.8%
1,063	Dr Pepper Snapple Group, Inc.	125,847
1,184	Molson Coors Brewing Co., Class B	89,195

		215,042

	Food & Staples Retailing — 1.7%
692	CVS Health Corp.	43,023
2,972	Kroger Co. (The)	71,144
1,209	Walgreens Boots Alliance, Inc.	79,120

		193,287

	Food Products — 0.8%
1,175	Post Holdings, Inc. (a)	89,010

	Household Products — 1.3%
858	Energizer Holdings, Inc.	51,142
1,261	Procter & Gamble Co. (The)	99,959

		151,101

	Personal Products — 0.6%
3,711	Coty, Inc., Class A	67,911

	Total Consumer Staples	716,351

	Energy — 7.9%
	Oil, Gas & Consumable Fuels — 7.9%
904	Apache Corp.	34,786
1,849	ConocoPhillips	109,613
1,635	EQT Corp.	77,683
2,828	Exxon Mobil Corp.	210,998
6,961	Kinder Morgan, Inc.	104,831
1,642	Marathon Petroleum Corp.	120,033
1,450	Occidental Petroleum Corp.	94,159
1,553	PBF Energy, Inc., Class A	52,639
1,068	Phillips 66	102,412

	Total Energy	907,154

	Financials — 30.9%
	Banks — 15.4%
12,346	Bank of America Corp.	370,257
2,142	Citigroup, Inc.	144,594
2,552	Citizens Financial Group, Inc.	107,133
2,661	Fifth Third Bancorp	84,485
825	First Republic Bank	76,418
1,008	M&T Bank Corp.	185,764
1,330	PNC Financial Services Group, Inc. (The)	201,161
2,253	SunTrust Banks, Inc.	153,312
2,234	US Bancorp	112,797
6,320	Wells Fargo & Co.	331,212

		1,767,133

	Capital Markets — 4.4%
2,006	Charles Schwab Corp. (The)	104,748
1,786	Invesco Ltd.	57,181
1,691	Morgan Stanley	91,248
762	Northern Trust Corp.	78,560

JPMorgan Value Advantage Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2018 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Capital Markets — continued
1,600	T. Rowe Price Group, Inc.	172,734

		504,471

	Consumer Finance — 2.9%
3,263	Ally Financial, Inc.	88,583
2,572	Capital One Financial Corp.	246,477

		335,060

	Insurance — 8.2%
73	Alleghany Corp.	44,975
2,929	American International Group, Inc.	159,384
690	Chubb Ltd.	94,350
1,250	CNO Financial Group, Inc.	27,083
106	Fairfax Financial Holdings Ltd., (Canada)	54,151
2,075	Hartford Financial Services Group, Inc. (The)	106,929
3,959	Loews Corp.	196,857
365	Marsh & McLennan Cos., Inc.	30,132
397	Prudential Financial, Inc.	41,114
855	Travelers Cos., Inc. (The)	118,666
1,215	Unum Group	57,855

		931,496

	Total Financials	3,538,160

	Health Care — 8.6%
	Health Care Providers & Services — 2.4%
390	Aetna, Inc.	65,973
214	Cigna Corp.	35,832
765	HCA Healthcare, Inc.	74,199
465	UnitedHealth Group, Inc.	99,432

		275,436

	Pharmaceuticals — 6.2%
624	Allergan plc	105,044
1,405	Johnson & Johnson	180,092
2,719	Merck & Co., Inc.	148,123
7,655	Pfizer, Inc.	271,676

		704,935

	Total Health Care	980,371

	Industrials — 7.0%
	Aerospace & Defense — 1.0%
933	United Technologies Corp.	117,448

	Airlines — 2.2%
3,791	Delta Air Lines, Inc.	207,762
739	Southwest Airlines Co.	42,353

		250,115

	Industrial Conglomerates — 2.0%
920	Carlisle Cos., Inc.	96,059
879	Honeywell International, Inc.	127,027

		223,086

	Machinery — 1.8%
958	Dover Corp.	94,086
413	Illinois Tool Works, Inc.	64,775
392	Middleby Corp. (The) (a)	48,526

		207,387

	Total Industrials	798,036

	Information Technology — 6.6%
	Communications Equipment — 1.9%
2,924	Cisco Systems, Inc.	125,432
2,182	CommScope Holding Co., Inc. (a)	87,230

		212,662

	Electronic Equipment, Instruments & Components — 0.6%
881	Arrow Electronics, Inc. (a)	67,833

	Semiconductors & Semiconductor Equipment — 2.3%
551	Analog Devices, Inc.	50,167
1,096	QUALCOMM, Inc.	60,737
1,526	Texas Instruments, Inc.	158,553

		269,457

	Software — 1.2%
1,523	Microsoft Corp.	139,033

	Technology Hardware, Storage & Peripherals — 0.6%
3,714	Hewlett Packard Enterprise Co.	65,135

	Total Information Technology	754,120

	Materials — 4.4%
	Chemicals — 0.2%
783	AdvanSix, Inc. (a)	27,243

	Construction Materials — 0.9%
483	Martin Marietta Materials, Inc.	100,101

	Containers & Packaging — 2.8%
3,934	Ball Corp.	156,214
3,877	Graphic Packaging Holding Co.	59,508
1,670	WestRock Co.	107,162

		322,884

	Paper & Forest Products — 0.5%
1,627	KapStone Paper and Packaging Corp.	55,830

	Total Materials	506,058

JPMorgan Value Advantage Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2018 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Paper & Forest Products — continued
	Real Estate — 6.7%
	Equity Real Estate Investment Trusts (REITs) — 5.9%
3,395	American Homes 4 Rent, Class A	68,179
4,784	Brixmor Property Group, Inc.	72,949
634	EastGroup Properties, Inc.	52,398
367	Federal Realty Investment Trust	42,589
4,279	Kimco Realty Corp.	61,614
985	Mid-America Apartment Communities, Inc.	89,867
3,339	Outfront Media, Inc.	62,568
489	Public Storage	97,910
2,404	Rayonier, Inc.	84,585
1,357	Weyerhaeuser Co.	47,488

		680,147

	Real Estate Management & Development — 0.8%
1,832	CBRE Group, Inc., Class A (a)	86,493

	Total Real Estate	766,640

	Telecommunication Services — 0.7%
	Diversified Telecommunication Services — 0.7%
1,753	Verizon Communications, Inc.	83,832

	Utilities — 4.7%
	Electric Utilities — 4.5%
1,730	American Electric Power Co., Inc.	118,634
647	Duke Energy Corp.	50,091
921	Edison International	58,625
988	Eversource Energy	58,207
734	NextEra Energy, Inc.	119,850
2,456	Xcel Energy, Inc.	111,688

		517,095

	Multi-Utilities — 0.2%
196	Sempra Energy	21,826

	Total Utilities	538,921

	Total Common Stocks (Cost $8,328,914)	11,176,278

NUMBER OF RIGHTS
Rights — 0.0% (g)
	Consumer Discretionary — 0.0% (g)
	Media — 0.0% (g)
2,982	Media General, Inc., CVR (a) (bb) (Cost $–)	146

SHARES
Short-Term Investment — 2.3%
	Investment Company — 2.3%
263,550	JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 1.54% (b) (l) (Cost $263,550)	263,550

	Total Investments — 99.8% (Cost $8,592,464)	11,439,974
	Other Assets in Excess of Liabilities — 0.2%	17,791

	NET ASSETS — 100.0%	$11,457,765

Percentages indicated are based on net assets.

JPMorgan Value Advantage Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2018 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

CVR	—	Contingent Value Rights

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(g)	—	Amount rounds to less than 0.05%.
(l)	—	The rate shown is the current yield as of March 31, 2018.
(bb)	—	Security has been valued using significant unobservable inputs.

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date. Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedules of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$11,439,828	$—	$146	$11,439,974

(a)	All portfolio holdings designated as level 1 and level 3 are disclosed individually on the SOI. Level 3 consists of rights. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers among any levels during the period ended March 31, 2018.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS.

CERTIFICATIONS PURSUANT TO RULE 30a-2(a) UNDER THE INVESTMENT COMPANY ACT OF 1940 ARE ATTACHED HERETO.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JPMorgan Trust I

By:	/s/ Brian S. Shlissel
Brian S. Shlissel
President and Principal Executive Officer
May 23, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Brian S. Shlissel
Brian S. Shlissel
President and Principal Executive Officer
May 23, 2018

By:	/s/ Timothy J. Clemens
Timothy J. Clemens
Treasurer and Principal Financial Officer
May 23, 2018